SEC File Nos. 002-33371

811-01880

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act Of 1933

Post-Effective Amendment No. 89

and

Registration Statement

Under

the Investment Company Act Of 1940

Amendment No. 70

THE INCOME FUND OF AMERICA

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive
Irvine, California 92618-4518

(Address of Principal Executive Offices)

Registrant's Telephone Number, Including Area Code:

(213) 486-9200

Michael W. Stockton, Secretary

The Income Fund of America

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, California 90071-3132

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing will become effective on April 7, 2017, pursuant to paragraph (b) of Rule 485.

The Income Fund of America® Prospectus April 7, 2017

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
	AMECX	IFACX	TIAFX	IFAFX	AMEFX	FIFAX	CIMAX	CIMCX	CIMEX	TFAAX

Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CIMFX	RIDAX	RIDBX	RIEBX	RIDCX	RIDEX	RIDHX	RIDFX	RIDGX

Table of contents

Investment objectives	1
Fees and expenses of the fund	1
Principal investment strategies	2
Principal risks	3
Investment results	4
Management	6
Purchase and sale of fund shares	6
Tax information	6
Payments to broker-dealers and other financial intermediaries	6
Investment objectives, strategies and risks	7
Management and organization	10
Shareholder information	13
Purchase, exchange and sale of shares	14
How to sell shares	18
Distributions and taxes	21
Choosing a share class	22
Sales charges	23
Sales charge reductions and waivers	25
Rollovers from retirement plans to IRAs	33
Plans of distribution	35
Other compensation to dealers	36
Fund expenses	38
Financial highlights	39

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objectives The fund’s investment objectives are to provide you with current income while secondarily striving for capital growth.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 25 of the prospectus and on page 70 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25	0.25	none	none	0.23
Other expenses	0.10	0.14	0.14[2]	0.18	0.17	0.06[2]	0.21
Total annual fund operating expenses	0.56	1.36	0.61	0.65	0.39	0.28	0.66

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.99	0.50	0.25	0.00	1.00	0.74	0.60
Other expenses	0.22	0.17	0.19[2]	0.21	0.15	0.40	0.27[3]
Total annual fund operating expenses	1.43	0.89	0.66	0.43	1.37	1.36	1.09

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.50	0.25	none	none	none
Other expenses	0.20	0.15	0.27	0.11	0.06
Total annual fund operating expenses	0.92	0.62	0.49	0.33	0.28

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

3 Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the

1     The Income Fund of America / Prospectus

example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 629	$ 238	$311	$ 66	$ 40	$ 29	$ 639	$ 246	$ 91	$ 317	$ 44	$ 139	$ 138
3 years	744	431	440	208	125	90	774	452	284	461	138	434	431
5 years	870	745	582	362	219	157	922	782	493	618	241	750	745
10 years	1,236	1,635	993	810	493	356	1,350	1,713	1,096	1,072	542	1,646	1,635

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 111	$ 94	$ 63	$ 50	$ 34	$ 29		1 year	$ 138	$ 146
3 years	347	293	199	157	106	90		3 years	431	452
5 years	601	509	346	274	185	157		5 years	745	782
10 years	1,329	1,131	774	616	418	356		10 years	1,635	1,713

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal investment strategies Normally the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States, including issuers in developing countries. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser); such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The Income Fund of America / Prospectus     2

Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

3     The Income Fund of America / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index is a composite blend of 65% of the S&P 500 Index and 35% of the Bloomberg Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest. The Lipper Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The Income Fund of America / Prospectus     4

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	12/1/1973	4.24%	8.07%	4.82%	10.87%
— After taxes on distributions		3.33	7.04	3.72	N/A
— After taxes on distributions and sale of fund shares		2.87	6.18	3.59	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	3/15/2001	8.67%	8.47%	4.59%	6.57%
F-1	3/15/2001	10.51	9.27	5.38	7.09
F-2	8/1/2008	10.78	9.54	N/A	7.61
529-A	2/15/2002	4.15	7.95	4.73	6.82
529-C	2/19/2002	8.65	8.40	4.52	6.45
529-E	2/25/2002	10.28	8.98	5.07	6.93
529-F-1	9/17/2002	10.76	9.49	5.58	8.27
R-1	6/17/2002	9.69	8.46	4.59	6.49
R-2	5/31/2002	9.70	8.47	4.56	6.26
R-2E	8/29/2014	10.06	N/A	N/A	3.45
R-3	6/4/2002	10.16	8.94	5.05	6.84
R-4	6/27/2002	10.52	9.27	5.37	7.50
R-5E	11/20/2015	10.64	N/A	N/A	8.31
R-5	5/15/2002	10.89	9.60	5.69	7.36
R-6	5/1/2009	10.89	9.64	N/A	12.16

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	14.66%	6.95%	10.86%
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	2.23	4.34	N/A
65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	8.77	10.31	6.33	N/A
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.86	5.93	4.34	N/A
Class A annualized 30–day yield at January 31, 2017: 2.91% (For current yield information, please call American FundsLine® at (800) 325-3590.)

5     The Income Fund of America / Prospectus

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Hilda L. Applbaum Vice Chairman of the Board	19 years	Partner – Capital World Investors
David C. Barclay President	21 years	Partner – Capital Fixed Income Investors
Dina N. Perry Senior Vice President	25 years	Partner – Capital World Investors
Andrew B. Suzman Senior Vice President	17 years	Partner – Capital World Investors
Paul Flynn Vice President	4 years	Partner – Capital World Investors
Joanna F. Jonsson Vice President	14 years	Partner – Capital World Investors
John H. Smet Vice President	24 years	Partner – Capital Fixed Income Investors
David A. Daigle	10 years	Partner – Capital Fixed Income Investors
James R. Mulally	10 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

The Income Fund of America / Prospectus     6

Investment objectives, strategies and risks The fund’s investment objectives are to provide you with current income while secondarily striving for capital growth. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. Normally the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States, including issuers in developing countries. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser); such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

7     The Income Fund of America / Prospectus

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of

The Income Fund of America / Prospectus     8

investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of debt securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, certain of the fund’s debt securities may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

9     The Income Fund of America / Prospectus

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 65% and 35%, respectively. This assumes the blend is rebalanced monthly. The Lipper Income Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Neither the Bloomberg Barclays Index, the 65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index nor the Lipper Index was in existence when Capital Research and Management Company became the fund’s investment adviser; therefore, lifetime results are not shown.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business

The Income Fund of America / Prospectus     10

affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” As described more fully in the fund’s statement of additional information, the management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s semi-annual report to shareholders for the fiscal period ended January 31, 2017.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

11     The Income Fund of America / Prospectus

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Hilda L. Applbaum	Investment professional for 30 years in total; 22 years with Capital Research and Management Company or affiliate	19 years (plus 3 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
David C. Barclay	Investment professional for 36 years in total; 29 years with Capital Research and Management Company or affiliate	21 years	Serves as a fixed-income portfolio manager
Dina N. Perry	Investment professional for 39 years in total; 25 years with Capital Research and Management Company or affiliate	25 years	Serves as an equity portfolio manager
Andrew B. Suzman	Investment professional for 24 years, all with Capital Research and Management Company or affiliate	17 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Paul Flynn	Investment professional for 21 years in total; 19 years with Capital Research and Management Company or affiliate	4 years (plus 5 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Joanna F. Jonsson	Investment professional for 28 years in total; 27 years with Capital Research and Management Company or affiliate	14 years (plus 9 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
John H. Smet	Investment professional for 35 years in total; 34 years with Capital Research and Management Company or affiliate	24 years	Serves as a fixed-income portfolio manager

The Income Fund of America / Prospectus     12

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
David A. Daigle	Investment professional for 23 years, all with Capital Research and Management Company or affiliate	10 years (plus 11 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager
James R. Mulally	Investment professional for 41 years in total; 37 years with Capital Research and Management Company or affiliate	10 years	Serves as a fixed-income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

13     The Income Fund of America / Prospectus

Unless otherwise noted, references to Class A, C, T or F-1 shares on the following pages also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F-1 shares. Unless otherwise noted, references to Class F shares refer to Class F-1, F-2 and F-3 shares and references to Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares (or, if you are investing through a financial intermediary who offers only Class T shares, in Class T shares) of American Funds U.S. Government Money Market FundSM on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. The fund has adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value

The Income Fund of America / Prospectus     14

of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A and C shares.

Purchase of Class A, C and T shares You may generally open an account and purchase Class A, C and T shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Automatic conversion of Class C shares Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that such automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class C shares to Class F-1 shares at the anniversary date described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class F-2 and F-3 shares may also be available on brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class F-2 or F-3 shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the fund are available in other share classes that have different fees and expenses.

15     The Income Fund of America / Prospectus

In addition, Class F-3 shares are available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations, with a minimum investment amount of $1,000,000.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-C, 529-T and 529-F-1 shares are structured similarly to the corresponding Class A, C, T and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans for which plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to

The Income Fund of America / Prospectus     16

establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares of any of the American Funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares of the American Funds without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A or C shares of any of the American Funds unless it was invested in Class A or C shares before January 1, 2009.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E, 529-T and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

Exchange Except for Class T shares or as otherwise described in this prospectus, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C, T or F-1 shares of any American Fund (other than American Funds U.S. Government Money Market Fund, as described below) may be exchanged for the corresponding 529 share class without a sales charge. Exchanges from Class A, C, T or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial advisor before making such an exchange.

Except as indicated above, Class T shares are not eligible for exchange privileges. Accordingly, an exchange of your Class T shares for Class T shares of any other American Fund will normally be subject to any applicable sales charges.

17     The Income Fund of America / Prospectus

Exchanges of shares from American Funds U.S. Government Money Market Fund initially purchased without a sales charge to shares of another American Fund generally will be subject to the appropriate sales charge applicable to the other fund. For purposes of computing the contingent deferred sales charge on Class C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Generally, Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

· Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The Income Fund of America / Prospectus     18

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for

19     The Income Fund of America / Prospectus

frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of shares having a value of less than $5,000;

· transactions in Class 529 shares;

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

The Income Fund of America / Prospectus     20

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

Distributions and taxes

Dividends and distributions The fund intends to distribute dividends to you, usually in March, June, September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

21     The Income Fund of America / Prospectus

Choosing a share class The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, while Class F-1 shares are subject to 12b-1 fees and subtransfer agency fees payable to third-party service providers, Class F-2 shares are subject only to subtransfer agency fees payable to third-party service providers (and not 12b-1 fees) and Class F-3 shares are not subject to any such additional fees. The different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment related services and participant level recordkeeping for the plan. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares (or, if you are investing through a financial intermediary who offers only Class T and 529-T shares, your investment will be made in Class T or Class 529-T shares, as applicable).

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

·  whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A or Class T or 529-T shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

·  whether you want or need the flexibility to effect exchanges among the American Funds without the imposition of a sales charge (for example, while Class A shares offer such exchange privileges, Class T shares do not);

·  whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

—  Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F and 529-F-1 shares to self-directed investment brokerage accounts that may charge a transaction fee, to certain registered investment advisors and to other intermediaries approved by the fund’s distributor;

— Class F-3 shares are also available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations, with a minimum investment amount of $1,000,000; and

The Income Fund of America / Prospectus     22

— Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

·  investments made by accounts that are part of qualified fee-based programs that purchased Class A shares before the discontinuation of the relevant investment

23     The Income Fund of America / Prospectus

dealer’s load-waived Class A share program with the American Funds and that continue to be held through fee-based programs; and

·  rollover investments from retirement plans to IRAs that are described in the “Rollovers from retirement plans to IRAs” section of this prospectus.

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Business Management Group, or by his or her designee, Class A shares of the American Funds may be sold at net asset value to:

(1) currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children (these policies are subject to the dealer’s policies and system capabilities);

(2) currently registered investment advisors (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible RIAs”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible RIAs or the spouses, children or parents of the Eligible RIAs are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible RIAs, their spouses, parents and/or children (these policies are subject to the RIA’s policies and system capabilities);

(3) insurance company separate accounts;

(4) accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(5) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

The Income Fund of America / Prospectus     24

(6) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.;

(7) full-time employees of banks that have sales agreements with American Funds Distributors who are solely dedicated to directly supporting the sale of mutual funds; and

(8) current or former clients of Capital Group Private Client Services and their family members who purchase their shares through Capital Group Private Client Services or American Funds Service Company.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class C shares

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class T shares The initial sales charge you pay each time you buy Class T shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested
Less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	2.00	2.04
$500,000 but less than $1 million	1.50	1.52
$1 million or more	1.00	1.01

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is

24A     The Income Fund of America / Prospectus

calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

Class 529-E and Class F shares Class 529-E and Class F shares (including Class 529-F-1 shares) are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial advisor for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the “Sales charge reductions and waivers” section of this prospectus. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

Sales charge reductions and waivers To receive a reduction in your Class A initial sales charge, you must let your financial advisor or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your advisor or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus. Investors should consult their financial intermediary for further information.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial advisor.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series,® American Funds Portfolio SeriesSM, American Funds College Target Date Series® and American Funds Retirement Income Portfolio SeriesSM may also be combined for this purpose. Please see the applicable

The Income Fund of America / Prospectus     25

series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

·  individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below);

·  SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors;

·  business accounts solely controlled by you or your immediate family (for example, you own the entire business);

·  trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

·  endowments or foundations established and controlled by you or your immediate family; or

·  529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

·  for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

·  made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, as amended (“1940 Act”), excluding the individual-type employee benefit plans described above;

·  for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

·  for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

·  for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

26     The Income Fund of America / Prospectus

·  for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may reduce your Class A sales charge by combining simultaneous purchases (including, upon your request, purchases for gifts) of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

The Income Fund of America / Prospectus     27

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

You should retain any records necessary to substantiate the historical amounts you have invested.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention is a nonbinding commitment that allows you to combine all purchases of all share classes of the American Funds (excluding American Funds U.S. Government Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

The statement of intention period starts on the date on which your first purchase made toward satisfying the statement of intention is processed. Your accumulated holdings (as described above under “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the statement of intention period may be credited toward satisfying the statement of intention.

You may revise the commitment you have made in your statement of intention upward at any time during the statement of intention period. If your prior commitment has not been met by the time of the revision, the statement of intention period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised statement of intention. If your prior commitment has been met by the time of the revision, your original statement of intention will be considered met and a new statement of intention will be established.

28     The Income Fund of America / Prospectus

The statement of intention will be considered completed if the shareholder dies within the 13-month statement of intention period. Commissions to dealers will not be adjusted or paid on the difference between the statement of intention amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a statement of intention, shares equal to 5% of the dollar amount specified in the statement of intention may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by American Funds Service Company. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified statement of intention period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a statement of intention.

Shareholders purchasing shares at a reduced sales charge under a statement of intention indicate their acceptance of these terms and those in the prospectus with their first purchase.

Reducing your Class T initial sales charge Consistent with the policies described in this prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are normally applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not generally eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

The Income Fund of America / Prospectus     29

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds U.S. Government Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus. Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus. Investors should consult their financial intermediary for further information.

30     The Income Fund of America / Prospectus

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A and C shares may be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

·  in the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies American Funds Service Company of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a contingent deferred sales charge; however, redemptions made after American Funds Service Company is notified of the death of a joint tenant will be subject to a contingent deferred sales charge;

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

·  the following types of transactions, if they do not exceed 12% of the value of an account annually:

—  required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

—  redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in the statement of additional information). For each AWP payment, assets that are not subject to a contingent deferred sales charge, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a contingent deferred sales charge to cover a particular AWP payment, shares subject to the lowest contingent deferred sales charge will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a contingent deferred sales charge may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Business Management Group, or by

The Income Fund of America / Prospectus     31

his or her designee, the contingent deferred sales charge on Class A shares of the American Funds may be waived for bulk conversions to another share class in cases where the fund’s transfer agent determines the benefit to the fund of collecting the contingent deferred sales charge would be outweighed by the cost of applying it.

Contingent deferred sales charge waivers are allowed only in the cases listed here and in the statement of additional information. For example, contingent deferred sales charge waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

To have your Class A or C contingent deferred sales charge waived, you must inform your advisor or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

32     The Income Fund of America / Prospectus

Rollovers from retirement plans to IRAs Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in American Funds at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

· rollovers to Capital Bank and Trust Company IRAs from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Other sales charge waivers Sales charges (including contingent deferred sales charges) may be waived pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Business Management Group, or by his or her designee. For example, waivers of all or a portion of the contingent deferred sales charge on Class C shares may be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

Purchases by SEP plans and SIMPLE IRA plans Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts. The ability to link SEP and SIMPLE IRA accounts at the plan level may

The Income Fund of America / Prospectus     33

not be available to you depending on the policies and system capabilities of your financial intermediary.

Purchases by certain 403(b) plans A 403(b) plan may not invest in Class A or C shares of any of the American Funds unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in Class A or C shares of any of the American Funds and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in Class A or C shares of any of the American Funds and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Moving between accounts American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

·    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

·    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

·    death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on their systems. Investors should consult their financial intermediary for further information.

34     The Income Fund of America / Prospectus

Plans of distribution The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class T, 529-A, 529-T, F-1, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the most recent fiscal year, are indicated in the Annual Fund Operating Expenses table on page 1 of this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class C shares may cost you more over time than paying the initial sales charge for Class A or T shares.

The Income Fund of America / Prospectus     35

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and positive cash flows, and the quality of the dealer’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to dealers based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .10% of the previous year’s American Funds sales by that dealer and (b) up to .02% of American Funds assets attributable to that dealer, with an adjustment made for the dealer’s positive cash flows and the quality of the dealer’s relationship with American Funds Distributors. For calendar year 2016, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments made by American Funds Distributors to dealers may also change from year to year. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. These payments may also be made to help defray the costs associated with the dealer firms’ provision of account related services and activities. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s financial advisors about the American Funds to help the advisors make suitable recommendations and better serve their clients who invest in the funds. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) perform the due diligence necessary to classify the American Funds as “approved” or “preferred” (or an equivalent) on their platform, (3) not provide financial advisors, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (4) provide opportunities for their clients to obtain individualized advice, (5) provide American Funds Distributors broad access to their financial advisors and product platforms and develop a business plan to achieve such access, and (6) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between the American Funds and the firm’s clients who own shares of the American Funds.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular

36     The Income Fund of America / Prospectus

mutual fund over other mutual funds or investments. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

The Income Fund of America / Prospectus     37

Fund expenses Note that references to Class A, C, T and F-1 shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table on page 1 of this prospectus.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The fund’s investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, T, F, R and 529 shares for its provision of administrative services.

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses applicable to all share classes.

Subtransfer agency and recordkeeping fees Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. Although Class F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares are subject to subtransfer agency fees of up to .12% of fund assets. For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

For employer-sponsored retirement plans, the amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected. The table below shows the maximum payments to entities providing these services to retirement plans.

Payments
Class A	0.05% of assets or $12 per participant position*
Class R-1	0.10% of assets
Class R-2	0.35% of assets
Class R-2E	0.20% of assets
Class R-3	0.15% of assets
Class R-4	0.10% of assets
Class R-5E	0.15% of assets
Class R-5	0.05% of assets
Class R-6	none

* Payment amount depends on the date services commenced.

38     The Income Fund of America / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years (and for the six months ended January 31, 2017). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). The information in the Financial Highlights table (other than information for the six months ended January 31, 2017) has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request. The information for the six-month period presented has been derived from the fund’s unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]
Class A:
Six months ended 1/31/2017[4,5]	$21.70	$.31	$ .28	$ .59	$(.34)	$ —	$ (.34)	$21.95	2.76%[6]	$74,710	.55%[7]	2.86%[7]
Year ended 7/31/2016	21.31	.66	.76	1.42	(.66)	(.37)	(1.03)	21.70	7.10	75,437.56		3.22
Year ended 7/31/2015	21.45	.69	(.04)	.65	(.79)	—	(.79)	21.31	3.01	72,952.55		3.19
Year ended 7/31/2014	19.64	.78	1.69	2.47	(.66)	—	(.66)	21.45	12.78	71,290.57		3.76
Year ended 7/31/2013	17.66	.67	1.99	2.66	(.68)	—	(.68)	19.64	15.33	63,968.58		3.58
Year ended 7/31/2012	16.97	.66	.73	1.39	(.70)	—	(.70)	17.66	8.45	56,153.59		3.92
Class B:
Six months ended 1/31/2017[4,5]	21.59	.25	.25	.50	(.23)	—	(.23)	21.86	2.34[6]	36	1.30[7]	2.26[7]
Year ended 7/31/2016	21.17	.50	.77	1.27	(.48)	(.37)	(.85)	21.59	6.35	112	1.31	2.45
Year ended 7/31/2015	21.30	.53	(.05)	.48	(.61)	—	(.61)	21.17	2.23	301	1.30	2.45
Year ended 7/31/2014	19.50	.61	1.69	2.30	(.50)	—	(.50)	21.30	11.92	601	1.32	2.99
Year ended 7/31/2013	17.53	.53	1.97	2.50	(.53)	—	(.53)	19.50	14.48	818	1.33	2.86
Year ended 7/31/2012	16.85	.53	.71	1.24	(.56)	—	(.56)	17.53	7.56	1,161	1.34	3.19
(The Financial Highlights table continues on the following page.)

The Income Fund of America / Prospectus 39

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]
Class C:
Six months ended 1/31/2017[4,5]	$21.44	$.22	$ .27	$ .49	$(.25)	$ —	$ (.25)	$21.68	2.34%[6]	$5,840	1.34%[7]	2.08%[7]
Year ended 7/31/2016	21.06	.49	.76	1.25	(.50)	(.37)	(.87)	21.44	6.27	6,196	1.36	2.41
Year ended 7/31/2015	21.21	.51	(.04)	.47	(.62)	—	(.62)	21.06	2.19	6,390	1.35	2.39
Year ended 7/31/2014	19.42	.60	1.69	2.29	(.50)	—	(.50)	21.21	11.91	6,597	1.37	2.95
Year ended 7/31/2013	17.47	.51	1.97	2.48	(.53)	—	(.53)	19.42	14.41	6,389	1.38	2.79
Year ended 7/31/2012	16.80	.52	.71	1.23	(.56)	—	(.56)	17.47	7.55	6,096	1.38	3.13
Class F-1:
Six months ended 1/31/2017[4,5]	21.65	.30	.28	.58	(.33)	—	(.33)	21.90	2.73[6]	4,589	.64[7]	2.77[7]
Year ended 7/31/2016	21.26	.64	.76	1.40	(.64)	(.37)	(1.01)	21.65	7.02	4,421.65		3.12
Year ended 7/31/2015	21.40	.67	(.04)	.63	(.77)	—	(.77)	21.26	2.94	4,160.64		3.10
Year ended 7/31/2014	19.60	.76	1.68	2.44	(.64)	—	(.64)	21.40	12.66	3,841.65		3.71
Year ended 7/31/2013	17.62	.65	2.00	2.65	(.67)	—	(.67)	19.60	15.30	3,554.65		3.50
Year ended 7/31/2012	16.94	.65	.72	1.37	(.69)	—	(.69)	17.62	8.35	2,563.64		3.87
Class F-2:
Six months ended 1/31/2017[4,5]	21.69	.33	.28	.61	(.36)	—	(.36)	21.94	2.86[6]	6,735	.38[7]	2.99[7]
Year ended 7/31/2016	21.30	.70	.75	1.45	(.69)	(.37)	(1.06)	21.69	7.28	5,076.39		3.38
Year ended 7/31/2015	21.44	.73	(.04)	.69	(.83)	—	(.83)	21.30	3.20	4,042.38		3.35
Year ended 7/31/2014	19.63	.80	1.71	2.51	(.70)	—	(.70)	21.44	12.97	2,975.40		3.89
Year ended 7/31/2013	17.65	.70	1.99	2.69	(.71)	—	(.71)	19.63	15.53	1,434.41		3.74
Year ended 7/31/2012	16.97	.69	.72	1.41	(.73)	—	(.73)	17.65	8.59	1,020.40		4.09
Class F-3:
Period from 1/27/2017 to 1/31/2017[4,5,8]	22.07	—[9]	(.12)	(.12)	—	—	—	21.95	(.54)[6]	—[10]	—[6,11]	.02[6]

40 The Income Fund of America / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]
Class 529-A:
Six months ended 1/31/2017[4,5]	$21.66	$.30	$ .28	$ .58	$(.33)	$ —	$ (.33)	$21.91	2.73%[6]	$1,536	.63%[7]	2.78%[7]
Year ended 7/31/2016	21.27	.64	.76	1.40	(.64)	(.37)	(1.01)	21.66	7.00	1,525.66		3.11
Year ended 7/31/2015	21.41	.67	(.04)	.63	(.77)	—	(.77)	21.27	2.92	1,489.65		3.09
Year ended 7/31/2014	19.60	.75	1.70	2.45	(.64)	—	(.64)	21.41	12.69	1,463.67		3.66
Year ended 7/31/2013	17.63	.65	1.98	2.63	(.66)	—	(.66)	19.60	15.19	1,298.68		3.48
Year ended 7/31/2012	16.95	.64	.72	1.36	(.68)	—	(.68)	17.63	8.30	1,102.68		3.82
Class 529-B:
Six months ended 1/31/2017[4,5]	21.65	.23	.26	.49	(.21)	—	(.21)	21.93	2.28[6]	2	1.43[7]	2.16[7]
Year ended 7/31/2016	21.23	.48	.76	1.24	(.45)	(.37)	(.82)	21.65	6.18	8	1.45	2.32
Year ended 7/31/2015	21.36	.50	(.05)	.45	(.58)	—	(.58)	21.23	2.10	20	1.43	2.33
Year ended 7/31/2014	19.55	.58	1.70	2.28	(.47)	—	(.47)	21.36	11.79	34	1.45	2.85
Year ended 7/31/2013	17.57	.50	1.99	2.49	(.51)	—	(.51)	19.55	14.35	45	1.46	2.73
Year ended 7/31/2012	16.89	.51	.71	1.22	(.54)	—	(.54)	17.57	7.41	58	1.47	3.06
Class 529-C:
Six months ended 1/31/2017[4,5]	21.57	.22	.28	.50	(.25)	—	(.25)	21.82	2.30[6]	454	1.40[7]	2.02[7]
Year ended 7/31/2016	21.18	.48	.76	1.24	(.48)	(.37)	(.85)	21.57	6.20	463	1.43	2.34
Year ended 7/31/2015	21.33	.50	(.05)	.45	(.60)	—	(.60)	21.18	2.09	466	1.42	2.32
Year ended 7/31/2014	19.53	.59	1.69	2.28	(.48)	—	(.48)	21.33	11.82	470	1.44	2.88
Year ended 7/31/2013	17.56	.50	1.99	2.49	(.52)	—	(.52)	19.53	14.36	420	1.45	2.71
Year ended 7/31/2012	16.89	.51	.71	1.22	(.55)	—	(.55)	17.56	7.43	370	1.47	3.04
(The Financial Highlights table continues on the following page.)

The Income Fund of America / Prospectus 41

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]
Class 529-E:
Six months ended 1/31/2017[4,5]	$21.60	$.28	$ .27	$ .55	$(.31)	$ —	$(.31)	$21.84	2.57%[6]	$66	.86%[7]	2.55%[7]
Year ended 7/31/2016	21.21	.59	.76	1.35	(.59)	(.37)	(.96)	21.60	6.76	66.89		2.88
Year ended 7/31/2015	21.35	.62	(.04)	.58	(.72)	—	(.72)	21.21	2.68	64.89		2.85
Year ended 7/31/2014	19.55	.70	1.69	2.39	(.59)	—	(.59)	21.35	12.39	65.91		3.41
Year ended 7/31/2013	17.58	.60	1.99	2.59	(.62)	—	(.62)	19.55	14.95	59.92		3.24
Year ended 7/31/2012	16.91	.60	.71	1.31	(.64)	—	(.64)	17.58	7.99	52.93		3.57
Class 529-F-1:
Six months ended 1/31/2017[4,5]	21.66	.33	.28	.61	(.36)	—	(.36)	21.91	2.85[6]	64	.40[7]	3.01[7]
Year ended 7/31/2016	21.27	.69	.76	1.45	(.69)	(.37)	(1.06)	21.66	7.25	61.43		3.34
Year ended 7/31/2015	21.41	.72	(.04)	.68	(.82)	—	(.82)	21.27	3.16	58.42		3.31
Year ended 7/31/2014	19.60	.80	1.70	2.50	(.69)	—	(.69)	21.41	12.94	52.44		3.89
Year ended 7/31/2013	17.63	.69	1.98	2.67	(.70)	—	(.70)	19.60	15.44	44.45		3.70
Year ended 7/31/2012	16.95	.68	.72	1.40	(.72)	—	(.72)	17.63	8.53	36.46		4.04
Class R-1:
Six months ended 1/31/2017[4,5]	21.57	.22	.27	.49	(.25)	—	(.25)	21.81	2.31[6]	128	1.39[7]	2.03[7]
Year ended 7/31/2016	21.18	.49	.76	1.25	(.49)	(.37)	(.86)	21.57	6.25	133	1.37	2.40
Year ended 7/31/2015	21.33	.51	(.05)	.46	(.61)	—	(.61)	21.18	2.16	139	1.36	2.38
Year ended 7/31/2014	19.53	.60	1.69	2.29	(.49)	—	(.49)	21.33	11.88	133	1.39	2.93
Year ended 7/31/2013	17.56	.52	1.98	2.50	(.53)	—	(.53)	19.53	14.43	120	1.39	2.78
Year ended 7/31/2012	16.89	.52	.71	1.23	(.56)	—	(.56)	17.56	7.50	122	1.40	3.11

42 The Income Fund of America / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]
Class R-2:
Six months ended 1/31/2017[4,5]	$21.47	$.22	$ .27	$ .49	$(.25)	$ —	$(.25)	$21.71	2.33%[6]	$ 555	1.41%[7]	2.01%[7]
Year ended 7/31/2016	21.09	.49	.75	1.24	(.49)	(.37)	(.86)	21.47	6.25	577	1.36	2.41
Year ended 7/31/2015	21.23	.52	(.04)	.48	(.62)	—	(.62)	21.09	2.24	599	1.32	2.42
Year ended 7/31/2014	19.45	.60	1.68	2.28	(.50)	—	(.50)	21.23	11.85	635	1.37	2.95
Year ended 7/31/2013	17.49	.52	1.98	2.50	(.54)	—	(.54)	19.45	14.47	609	1.36	2.80
Year ended 7/31/2012	16.82	.52	.71	1.23	(.56)	—	(.56)	17.49	7.52	567	1.40	3.11
Class R-2E:
Six months ended 1/31/2017[4,5]	21.66	.24	.29	.53	(.29)	—	(.29)	21.90	2.48[6]	14	1.11[7]	2.20[7]
Year ended 7/31/2016	21.29	.58	.75	1.33	(.59)	(.37)	(.96)	21.66	6.64	7	1.03	2.86
Period from 8/29/2014 to 7/31/2015[4,12]	21.98	.54	(.47)	.07	(.76)	—	(.76)	21.29	.28[6,13]	—[10]	.96[7,13]	2.73[7,13]
Class R-3:
Six months ended 1/31/2017[4,5]	21.62	.27	.27	.54	(.30)	—	(.30)	21.86	2.54[6]	1,189	.96[7]	2.46[7]
Year ended 7/31/2016	21.23	.59	.75	1.34	(.58)	(.37)	(.95)	21.62	6.71	1,217.92		2.85
Year ended 7/31/2015	21.37	.61	(.04)	.57	(.71)	—	(.71)	21.23	2.65	1,275.92		2.83
Year ended 7/31/2014	19.57	.69	1.69	2.38	(.58)	—	(.58)	21.37	12.35	1,357.94		3.38
Year ended 7/31/2013	17.60	.60	1.98	2.58	(.61)	—	(.61)	19.57	14.91	1,323.94		3.22
Year ended 7/31/2012	16.92	.60	.72	1.32	(.64)	—	(.64)	17.60	8.01	1,204.96		3.55
Class R-4:
Six months ended 1/31/2017[4,5]	21.67	.30	.27	.57	(.33)	—	(.33)	21.91	2.69[6]	1,215	.64[7]	2.77[7]
Year ended 7/31/2016	21.27	.65	.76	1.41	(.64)	(.37)	(1.01)	21.67	7.07	1,189.62		3.15
Year ended 7/31/2015	21.42	.68	(.06)	.62	(.77)	—	(.77)	21.27	2.90	1,203.62		3.12
Year ended 7/31/2014	19.61	.76	1.70	2.46	(.65)	—	(.65)	21.42	12.71	1,192.64		3.67
Year ended 7/31/2013	17.63	.66	1.99	2.65	(.67)	—	(.67)	19.61	15.29	1,045.64		3.52
Year ended 7/31/2012	16.95	.65	.72	1.37	(.69)	—	(.69)	17.63	8.33	880.65		3.86
(The Financial Highlights table continues on the following page.)

The Income Fund of America / Prospectus 43

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]
Class R-5E:
Six months ended 1/31/2017[4,5]	$21.69	$.29	$ .30	$ .59	$(.34)	$ —	$ (.34)	$21.94	2.78%[6]	$ —[10]	.56%[7]	2.70%[7]
Period from 11/20/2015 to 7/31/2016[4,14]	21.03	.47	1.07	1.54	(.51)	(.37)	(.88)	21.69	7.70[6]	—[10]	.48[7]	3.30[7]
Class R-5:
Six months ended 1/31/2017[4,5]	21.70	.33	.29	.62	(.37)	—	(.37)	21.95	2.89[6]	557	.33[7]	3.07[7]
Year ended 7/31/2016	21.31	.71	.76	1.47	(.71)	(.37)	(1.08)	21.70	7.34	516.33		3.46
Year ended 7/31/2015	21.45	.74	(.04)	.70	(.84)	—	(.84)	21.31	3.25	658.32		3.41
Year ended 7/31/2014	19.64	.82	1.70	2.52	(.71)	—	(.71)	21.45	13.03	567.34		3.98
Year ended 7/31/2013	17.66	.71	1.99	2.70	(.72)	—	(.72)	19.64	15.60	525.34		3.83
Year ended 7/31/2012	16.97	.70	.73	1.43	(.74)	—	(.74)	17.66	8.70	462.35		4.17
Class R-6:
Six months ended 1/31/2017[4,5]	21.71	.34	.28	.62	(.37)	—	(.37)	21.96	2.91[6]	5,331	.27[7]	3.12[7]
Year ended 7/31/2016	21.32	.72	.76	1.48	(.72)	(.37)	(1.09)	21.71	7.39	4,606.28		3.49
Year ended 7/31/2015	21.46	.75	(.04)	.71	(.85)	—	(.85)	21.32	3.30	3,176.28		3.45
Year ended 7/31/2014	19.65	.83	1.70	2.53	(.72)	—	(.72)	21.46	13.08	2,566.29		4.03
Year ended 7/31/2013	17.66	.72	2.00	2.72	(.73)	—	(.73)	19.65	15.72	1,631.29		3.85
Year ended 7/31/2012	16.98	.71	.72	1.43	(.75)	—	(.75)	17.66	8.69	1,025.30		4.21

44 The Income Fund of America / Prospectus

	Year ended July 31
Portfolio turnover rate for all share classes	Six months ended January 31, 2017[4,5,6]	2016	2015	2014	2013	2012
Including mortgage dollar roll transactions	19%	52%	45%	39%	47%	41%
Excluding mortgage dollar roll transactions	15%	39%	32%	Not available

1 Based on average shares outstanding.

2 For the year ended July 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.11; the Class A ratio of expenses to average net assets would have been lower by .01 percentage points; and the Class A ratio of net income to average net assets would have been lower by .51 percentage points. The impact to the other share classes would have been similar.

3 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

4  Based on operations for the period shown and, accordingly, is not representative of a full year.

5 Unaudited.

6  Not annualized.

7  Annualized.

8  Class F-3 shares were offered beginning January 27, 2017.

9  Amount less than $.01.

10  Amount less than $1 million.

11 Amount less than .01%.

12 Class R-2E shares were offered beginning August 29, 2014.

13 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

14 Class R-5E shares were offered beginning November 20, 2015.

The Income Fund of America / Prospectus 45

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For 24-hour information	American FundsLine (800) 325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 6455 Irvine Center Drive, Irvine, California 92618.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-006-0517P Litho in USA CGD/CF/8013 Investment Company File No. 811-01880

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

The Income Fund of America®

Part B
Statement of Additional Information

April 7, 2017

This document is not a prospectus but should be read in conjunction with the current prospectus of The Income Fund of America (the “fund”) dated April 7, 2017. You may obtain a prospectus from your financial advisor, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

The Income Fund of America
Attention: Secretary

6455 Irvine Center Drive
Irvine, California 92618

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer, plan recordkeeper or employer for more information.

Class A	AMECX	Class 529-A	CIMAX	Class R-1	RIDAX

Class C	IFACX	Class 529-C	CIMCX	Class R-2	RIDBX
Class T	TIAFX	Class 529-E	CIMEX	Class R-2E	RIEBX
Class F-1	IFAFX	Class 529-T	TFAAX	Class R-3	RIDCX

Class F-2	AMEFX	Class 529-F-1	CIMFX	Class R-4	RIDEX
Class F-3	FIFAX			Class R-5E	RIDHX
				Class R-5	RIDFX
				Class R-6	RIDGX

Investment portfolio
Financial statements

The Income Fund of America — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Income-producing securities

· The fund will invest at least 65% of its assets in income-producing securities.

Equity securities

· The fund will generally invest at least 60% of its assets in equity securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. At times the fund may be substantially invested in equity or debt securities (i.e., more than 60%) or may be solely invested in equity or debt securities (i.e., 100%).

Debt instruments

· The fund may invest up to 20% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

· The fund may invest up to 25% of its assets in equity securities of issuers domiciled outside the United States.

· The fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the United States (must be U.S. dollar denominated).

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

The Income Fund of America — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of $4.0 billion and below at the time of purchase). Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings

The Income Fund of America — Page 3

categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

The Income Fund of America — Page 4

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common

The Income Fund of America — Page 5

stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends.

The Income Fund of America — Page 6

Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

The Income Fund of America — Page 7

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

The Income Fund of America — Page 8

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Synthetic local access instruments — Participation notes, market access warrants and other similar structured investment vehicles (collectively, “synthetic local access instruments”) are instruments used by investors to obtain exposure to equity investments in local markets where direct ownership by foreign investors is not permitted or is otherwise restricted by local law. Synthetic local access instruments, which are generally structured and sold over-the-counter by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market, are designed to replicate exposure to one or more underlying equity securities. The price and performance of a synthetic local access instrument are normally intended to track the price and performance of the underlying equity assets as closely as possible. However, there can be no assurance that the results of synthetic local access instruments will replicate exactly the performance of the underlying securities due to transaction costs, taxes and other fees and expenses. The holder of a synthetic local access instrument may also be entitled to receive any dividends paid in connection with the underlying equity assets, but usually does not receive voting rights as it would if such holder directly owned the underlying assets.

Investments in synthetic local access instruments involve the same risks associated with a direct investment in the shares of the companies the instruments seek to replicate, including, in particular, the risks associated with investing outside the United States. Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. For instance, synthetic local access instruments represent unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them. Consequently, a purchaser of a synthetic local access instrument relies on the creditworthiness of such a bank or broker-dealer counterparty and has no rights under the instrument against the issuer of the underlying equity securities. Additionally, there is no guarantee that a liquid market for a synthetic local access instrument will exist or that the issuer of the instrument will be willing to repurchase the instrument when an investor wishes to sell it.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. The fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

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Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates. The fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. In addition, the fund may use foreign currency contracts in order to increase exposure to a certain currency or to shift exposure to currency fluctuations from one currency to another. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in

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interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

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Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

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Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Equity-linked notes — The fund may purchase equity-linked notes to enhance the current income of its portfolio. Equity-linked notes are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities — usually a single stock, a stock index or a basket of stocks — and a related equity derivative, such as a put or call option, in a single note form. For example, an equity-linked note that refers to the stock of an issuer may be the economic equivalent of holding a position in that stock and simultaneously selling a call option on that stock with a strike price greater than the current stock price. The holder of the note would be exposed to decreases in the price of the equity to the same extent as if it held the equity directly. However, if the stock appreciated in value, the noteholder would only benefit from stock price increases up to the strike price (i.e., the point at which the holder of the call option would be expected to exercise its right to buy the underlying stock). Additionally, the terms of an equity-linked note may provide for periodic interest payments to holders at either a fixed or floating rate.

As described in the example above, the return on an equity-linked note is generally tied to the performance of the underlying reference security or securities. In addition to any interest payments made during the term of the note, at maturity, the noteholder usually receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the issuance, the maximum principal amount to be repaid on the equity-linked note may be capped. For example, in consideration for greater current income or yield, a noteholder may forego its participation in the capital appreciation of the underlying equity assets above a predetermined price limit. Alternatively, if the linked securities have depreciated in value, or if their price fluctuates outside of a preset range, the noteholder may receive only the principal amount of the note, or may lose the principal invested in the equity-linked note entirely.

The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by the fund is similar to the risk involved in the purchase of the underlying linked securities. However, the value of an equity-linked note is also dependent on the individual credit of the issuer of the note, which, in the case of an unsecured note, will generally be a major financial institution, and, in the case of a collateralized note, will generally be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. An investment in an equity-linked note bears the risk that the issuer of the note will default or become bankrupt. In such an event, the fund may have difficulty being repaid, or may fail to be repaid, the principal amount of, or income from, its investment. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note. However, depending on the law of the jurisdictions in which an issuer is organized and in which the note is

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issued, in the event of default, the fund may incur substantial expenses in seeking recovery under an equity-linked note, and may have limited legal recourse in attempting to do so.

Equity-linked notes are often privately placed and may not be rated, in which case the fund will be more dependent than would otherwise be the case on the ability of the investment adviser to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying equity securities. The fund’s successful use of equity-linked notes will usually depend on the investment adviser’s ability to accurately forecast movements in the prices of the underlying securities. Should the prices of the underlying securities move in an unexpected manner, or should the structure of a note respond to market conditions differently than anticipated, the fund may not achieve the anticipated benefits of the investment in the equity-linked note, and the fund may realize losses, which could be significant and could include the fund’s entire principal investment in the note.

Equity-linked notes are generally designed for the over-the-counter institutional investment market, and the secondary market for equity-linked notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of the fund to accurately value and/or sell the equity-linked notes in its portfolio.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Inflation linked bonds — The fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond

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is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation linked securities. There can be no assurance, however, that the value of inflation linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Reinsurance related notes and bonds — The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in

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selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if they cannot be sold in the ordinary course of business at approximately the price at which the fund values them. The determination of whether a holding is considered liquid or illiquid is made by the fund’s adviser under procedures adopted by the fund’s board. The fund’s adviser makes this determination based on factors it deems relevant, such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur significant additional costs in disposing of illiquid securities. If the fund holds more than 15% of its net assets in illiquid assets due to appreciation of illiquid securities, the depreciation of liquid securities or changes in market conditions, the fund will seek over time to increase its investments in liquid securities to the extent practicable.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. The fund will only enter into repurchase agreements involving securities of the type in which it could otherwise invest. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Loan assignments and participations — The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter

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11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the

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investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for

The Income Fund of America — Page 18

the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended July 31, 2016 and 2015 were 52% and 45%, respectively. The fund's portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended July 31, 2016 was 39%. See "Forward commitment, when issued and delayed delivery transactions" above for more information on mortgage dollar rolls. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time securities are purchased and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

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Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other Relevant Experience
William H. Baribault, 1945 Trustee (2012)	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	80	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
Vanessa C. L. Chang, 1952 Trustee (2012)	Director, EL & EL Investments (real estate)	17	Edison International; Sykes Enterprises; Transocean Ltd.

·  Service as a chief executive officer, insurance-related (claims/dispute resolution) internet company

·  Senior management experience, investment banking

·  Former partner, public accounting firm

·  Corporate board experience

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·  Former member of the Governing Council of the Independent Directors Council

·  CPA (inactive)

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other Relevant Experience
Linda Griego, 1947 Trustee (2012)	President and CEO, Griego Enterprises, Inc. (business management company)	7	AECOM Technology Corporation; CBS Corporation

·  Former Deputy Mayor, City of Los Angeles

·  Service in numerous federal, state and city commission appointments focused on, among other areas, economic development

·  Service as president for a television production company focused on programming for the Latino market

·  Corporate board experience

·  Board service for hospitals, and philanthropic, educational and nonprofit organizations

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other Relevant Experience
Leonade D. Jones, 1947 Trustee (1993)	Retired	10	None

·  Service as treasurer of a diversified media and education company

·  Founder of e-commerce and educational loan exchange businesses

·  Corporate board and investment advisory committee experience

·  Service on advisory and trustee boards for charitable, educational, public and nonprofit organizations

·  Member of the Governing Council of the Independent Directors Council

·  JD, MBA

William D. Jones, 1955 Trustee (2008)	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities) and City Scene Management Company (provides commercial asset management services)	8	Sempra Energy

·  Senior investment and management experience, real estate

·  Corporate board experience

·  Service as director, Federal Reserve Boards of San Francisco and Los Angeles

·  Service on advisory and trustee boards for charitable, educational, municipal and nonprofit organizations

·  MBA

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other Relevant Experience
James J. Postl, 1946 Trustee (2008)	Retired	4	Pulte, Inc. Former director of Cooper Industries (until 2012)

·  Service as chief executive officer for multiple international companies

·  Senior corporate management experience

·  Corporate board experience

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

Margaret Spellings, 1957 Trustee (2012)	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	81	ClubCorp Holdings, Inc. Former director of Apollo Education Group, Inc. (until 2013)

·  Former U.S. Secretary of Education, U.S. Department of Education

·  Former Assistant to the President for Domestic Policy, The White House

·  Former senior advisor to the Governor of Texas

·  Service on advisory and trustee boards for charitable and nonprofit organizations

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other Relevant Experience
Isaac Stein, 1946 Chairman of the Board (Independent and Non-Executive) (2004)	Private investor; former President, Waverley Associates (private investment fund); Chairman Emeritus of the Board of Trustees, Stanford University	4	Former director of Maxygen, Inc. (until 2013); Alexza Pharmaceuticals, Inc. (until 2016)

·  Service as chief executive officer, apparel company

·  Service as chief financial officer and general counsel, international materials science company

·  Former partner, law firm

·  Corporate board experience

·  Service on advisory and trustee boards for charitable and nonprofit organizations

·  JD, MBA

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Interested trustee(s)5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund’s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee [3]	Other directorships[4] held by trustee during the past five years
Hilda L. Applbaum, 1961 Vice Chairman of the Board (1998)	Partner – Capital World Investors, Capital Research and Management Company	1	None

Other officers6

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
David C. Barclay, 1956 President (1998)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Dina N. Perry, 1945 Senior Vice President (1994)	Partner – Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Paul F. Roye, 1953 Senior Vice President (2007)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Director, Capital Research and Management Company
Andrew B. Suzman, 1967 Senior Vice President (2004)	Partner – Capital World Investors, Capital Research and Management Company; Director, Capital Strategy Research, Inc.*; Director, The Capital Group Companies, Inc.*
Paul Flynn, 1966 Vice President (2017)	Partner – Capital World Investors, Capital International Sàrl*
Joanna F. Jonsson, 1963 Vice President (2006)	Partner – Capital World Investors, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company*; Director, Capital Research and Management Company
Donald H. Rolfe, 1972 Vice President (2012)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company
Anirudh Samsi, 1971 Vice President (2016)	Partner – Capital World Investors, Capital Research and Management Company
John H. Smet, 1956 Vice President (1994)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Michael W. Stockton, 1967 Secretary (2014)	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer (2016)	Vice President – Investment Operations, Capital Research and Management Company
Viviane T. Russo, 1981 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company

The Income Fund of America — Page 29

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Dori Laskin, 1951 Assistant Treasurer (2011)	Vice President – Investment Operations, Capital Research and Management Company
Hong T. Le, 1978 Assistant Treasurer (2016)	Assistant Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 Funds managed by Capital Research and Management Company or its affiliates.

4 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6  All of the trustees and/or officers listed, with the exception of Paul Flynn and Anirudh Samsi, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2016:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	$10,001 – $50,000	Over $100,000	$10,001 – $50,000	$50,001 – $100,000
Vanessa C. L. Chang	$50,001 – $100,000	Over $100,000	N/A	N/A
Linda Griego	Over $100,000	Over $100,000	N/A	N/A
Leonade D. Jones	Over $100,000	Over $100,000	Over $100,000	Over $100,000
William D. Jones	$50,001 – $100,000	Over $100,000	$50,001 – $100,000	Over $100,000
James J. Postl	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Margaret Spellings	None	Over $100,000	$50,001 – $100,000	Over $100,000
Isaac Stein	Over $100,000	Over $100,000	Over $100,000	Over $100,000

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustee
Hilda L. Applbaum	Over $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2  N/A indicates that the listed individual, as of December 31, 2016, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

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Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $13,150 to $30,000, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended July 31, 2016:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault	$35,438	$383,042
Vanessa C. L. Chang	38,469	315,217
Linda Griego	39,743	257,806
Leonade D. Jones[2]	36,535	371,412
William D. Jones[2]	36,032	305,000
James J. Postl[2]	51,875	207,500
Margaret Spellings[2]	37,878	397,705
Isaac Stein[2]	60,688	242,750

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended July 31, 2016 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2016 fiscal year for participating trustees is as follows: Leonade D. Jones ($208,293), William D. Jones ($61,311), James J. Postl ($586,788), Margaret Spellings ($47,251) and Isaac Stein ($439,007). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on March 8, 1969, reorganized as a Maryland corporation on December 16, 1983, and reorganized as a Delaware statutory trust on October 1, 2010. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, Virginia College Savings PlanSM (Virginia529SM) will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees

The Income Fund of America — Page 33

have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-

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related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of William H. Baribault, Vanessa C. L. Chang, Linda Griego, Leonade D. Jones, James J. Postl and Margaret Spellings. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2016 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2016 fiscal year.

The fund has a nominating and governance committee comprised of Linda Griego, Leonade D. Jones, William D. Jones, James J. Postl, Margaret Spellings and Isaac Stein. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2016 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any

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potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the Joint Proxy Committee of the American Funds (“JPC”), as appropriate.

The JPC is composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters. Members of the JPC also may be called upon to resolve voting conflicts involving funds co-managed by the investment adviser’s equity investment divisions and vote proxies when necessary as a result of regulatory requirements (see below for more information).

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with the American Funds organization, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by one of the following methods. First, for those funds that have delegated tie-breaking authority to the investment adviser, the outcome will be determined by the equity investment division or divisions with the larger position in the portfolio company as of the record date for the shareholder meeting. For the remaining funds, members of the JPC representing those funds will determine the outcome based on a review of the

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same information provided to the relevant investment analysts, proxy coordinators and proxy committee members.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on March 8, 2017. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class C Class F-2 Class 529-A	34.46% 10.23 12.53 19.12
Wells Fargo Clearing Services, LLC Custody Account Saint Louis, MO	Record	Class A Class C Class F-1 Class F-2	8.59 12.78 8.82 11.74
Pershing, LLC Custody Account Jersey City, NJ	Record	Class A Class C Class F-1 Class F-2 Class F-3 Class 529-F-1	5.92 8.07 12.62 10.93 27.52 5.43
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class C Class F-1 Class F-2	8.12 7.80 9.64
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class C Class F-1 Class F-2	8.11 9.26 9.42
Raymond James Omnibus Account St. Petersburg, FL	Record	Class C Class F-1 Class F-2 Class 529-C	7.61 8.32 5.31 5.04
National Financial Services, LLC Omnibus Account Jersey City, NJ	Record	Class C Class F-1 Class F-2	5.01 11.68 7.87
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1 Class F-2 Class F-3	12.60 6.02 20.14
UBS WM USA Omnibus Account Weehawken, NJ	Record	Class F-2	7.95
LPL Financial Omnibus Account San Diego, CA	Record	Class F-2	6.93
J. P. Morgan Securities, LLC Omnibus Account Brooklyn, NY	Record	Class F-3	48.71
Hartford Life Insurance Co. Separate Account 401K Plan Hartford, CT	Record Beneficial	Class R-1 Class R-3	48.88 5.70
Massachusetts Mutual Life Insurance Company 401K Plan Springfield, MA	Record Beneficial	Class R-1	8.78
California Machinist 401K Plan Phoenix, AZ	Record Beneficial	Class R-2E	18.71
Retirement Plan Greenwood Village, CO	Beneficial	Class R-2E	8.57

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Name and address	Ownership	Ownership percentage
Cerium Networks, Inc. 401K Plan Greenwood Village, CO	Record Beneficial	Class R-2E	6.26
401K Plan Greenwood Village, CO	Beneficial	Class R-2E	5.10
Voya Retirement Insurance & Annuity Company Omnibus Account Hartford, CT	Record	Class R-3	11.99
State Street Bank & Trust Co. Omnibus Account Harrison, NY	Record	Class R-4	14.34
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class R-5	24.48
Nationwide Trust Company Columbus, OH	Record	Class R-5	12.85
Twin City Pipe Trades Retirement Plan Phoenix, AZ	Record Beneficial	Class R-5	9.71
Wells Fargo Bank 401K Plan Charlotte, NC	Record Beneficial	Class R-5	8.03
TIAA-Creft Trust Co. Retirement Plan Saint Louis, MO	Record Beneficial	Class R-5E	92.61
American Funds Income Portfolio Irvine, CA	Record	Class R-6	18. 41
American Funds 2020 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	10.18
American Funds 2030 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	7.55
American Funds 2025 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	7.09
American Funds 2015 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	6.88
American Funds 2035 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	5.63

As of March 8, 2017, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to all F share classes, all R share classes or all 529 share classes, respectively.

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global

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Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as: a custom average consisting of one share class per fund of high yield funds that disclose investment objectives and strategies comparable to those of the fund; Bloomberg Barclays U.S. Aggregate Index; a custom index of higher yielding securities from the MSCI World ex-USA Index; a custom index of higher yielding securities from the MSCI USA Index; Bloomberg Barclays U.S. Corporate High Yield Index 2% Issuer Cap; a custom average consisting of one share class per fund of corporate debt funds BBB-rated that disclose investment objectives and strategies comparable to those of the fund; Bloomberg Barclays Baa Corporate Index; Lipper Income Funds Index; Lipper Equity Income Funds Index; and a custom average consisting of one share class per fund of core bond funds that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

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The following table reflects information as of July 31, 2016:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
Hilda L. Applbaum	Over $1,000,000	2	$96.8	2	$0.21	None
David C. Barclay	Over $1,000,000	3	$29.1	None		None
Dina N. Perry	Over $1,000,000	2	$173.8	1	$2.98	None
Andrew B. Suzman	Over $1,000,000	21	$214.4	None		None
Paul Flynn	$100,001 – $500,000	1	$0.3	2	$0.21	None
Joanna F. Jonsson	Over $1,000,000	21	$283.0	2	$0.21	None
John H. Smet	Over $1,000,000	20	$204.2	None		None
David A. Daigle	$100,001 – $500,000	7	$85.0	2	$0.75	2	$0.39
James R. Mulally	$100,001 – $500,000	8	$120.7	1	$0.05	None

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 Indicates other RIC(s) managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC has an advisory fee that is based on the performance of the RIC.

3 Indicates other PIV(s) managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the PIV(s) and are not the total assets managed by the individual, which is a substantially lower amount. No PIV has an advisory fee that is based on the performance of the PIV.

4 Indicates other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No account has an advisory fee that is based on the performance of the account. Personal brokerage accounts of portfolio managers and their families are not reflected.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until January 31, 2018, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

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The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The management fee is based upon the following annualized rates and daily net asset levels, plus 2.25% of the fund’s gross investment income for the preceding month:

Rate	Net asset level
	In excess of	Up to
0.25%	$ 0	$ 500,000,000
0.23	500,000,000	1,000,000,000
0.21	1,000,000,000	1,500,000,000
0.19	1,500,000,000	2,500,000,000
0.17	2,500,000,000	4,000,000,000
0.16	4,000,000,000	6,500,000,000
0.15	6,500,000,000	10,500,000,000
0.144	10,500,000,000	13,000,000,000
0.141	13,000,000,000	17,000,000,000
0.138	17,000,000,000	21,000,000,000
0.135	21,000,000,000	27,000,000,000
0.133	27,000,000,000	34,000,000,000
0.131	34,000,000,000	44,000,000,000
0.129	44,000,000,000	55,000,000,000
0.127	55,000,000,000	71,000,000,000
0.125	71,000,000,000	89,000,000,000
0.123	89,000,000,000	115,000,000,000
0.121	115,000,000,000

For the fiscal years ended July 31, 2016, 2015 and 2014, the investment adviser received from the fund management fees of $207,936,000, $211,829,000 and $206,680,000, respectively.

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, T, F, R and 529 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, T, F, R and 529 shares. The Administrative Agreement will continue in effect until January 31, 2018, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, T, F, R and 529 shares for administrative services. Administrative services fees are paid monthly and accrued daily.

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During the 2016 fiscal year, administrative services fees were:

Administrative services fee
Class A	$7,106,000
Class C	3,001,000
Class F-1	2,056,000
Class F-2	2,118,000
Class 529-A	720,000
Class 529-C	222,000
Class 529-E	31,000
Class 529-F-1	28,000
Class R-1	65,000
Class R-2	279,000
Class R-2E	2,000
Class R-3	595,000
Class R-4	566,000
Class R-5E	—*
Class R-5	298,000
Class R-6	1,825,000

*Amount less than $1,000.

Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisors upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisors, in connection with investments in Class T, F-1, 529-E, 529-T, 529-F-1, R-1, R-2, R-2E, R-3 and R-4 shares.

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Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2016	$18,344,000	$77,613,000
	2015	23,148,000	98,559,000
	2014	22,017,000	94,709,000
Class C	2016	1,562,000	7,114,000
	2015	—	10,486,000
	2014	57,000	9,289,000
Class 529-A	2016	470,000	2,106,000
	2015	551,000	2,480,000
	2014	562,000	2,551,000
Class 529-C	2016	18,000	335,000
	2015	26,000	424,000
	2014	23,000	447,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, F-3, R-5E, R-5 or R-6, no 12b-1 fees are paid from Class F-2, F-3, R-5E, R-5 or R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

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Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan; however, for Class 529-A shares, the board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets, in the aggregate, for paying service- and distribution-related expenses.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

Class T and 529-T — For Class T and 529-T shares, the fund may annually expend up to .50% under the applicable Plan; however, the fund’s board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to Class T and 529-T shares for paying service-related expenses.

Other share classes — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class F-1	0.25	—	0.50
Class 529-C	0.25	0.75	1.00
Class 529-E	0.25	0.25	0.75
Class 529-F-1	0.25	—	0.50
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

Payment of service fees — Payment of service fees to investment dealers generally begins 13 months after establishment of an account in Class A, C, 529-A or 529-C shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of this statement of additional information.

The Income Fund of America — Page 46

During the 2016 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$169,801,000	$ —
Class C	59,929,000	—
Class F-1	10,268,000	—
Class 529-A	3,244,000	128,000
Class 529-C	4,394,000	168,000
Class 529-E	310,000	21,000
Class 529-F-1	—	—
Class R-1	1,294,000	—
Class R-2	4,145,000	—
Class R-2E	19,000	—
Class R-3	5,925,000	—
Class R-4	2,824,000	—

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial advisor at a reasonable cost, the likelihood that the Plans will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisors to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial advisor. If you need a financial advisor, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia529 — With respect to Class 529 shares, as compensation for its oversight and administration, Virginia529 receives a quarterly fee accrued daily and calculated at the annual rate of .10% on the first $20 billion of the net assets invested in Class 529 shares of the American Funds, .05% on net assets between $20 billion and $100 billion and .03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter.

The Income Fund of America — Page 47

Other compensation to dealers — As of July 2016, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AIG Advisor Group

 AIG Capital Services Inc

FSC Securities Corporation

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Woodbury Financial Services, Inc.

American Portfolios Financial Services, Inc.

 American Portfolios Advisors, Inc

American Portfolios Financial Services, Inc.

AXA Advisors, LLC

Cadaret, Grant & Co., Inc.

Cambridge

Cambridge Advisors, Inc.

Cambridge Appleton Trust

Cambridge Associates, LLC (USA)

Cambridge Investment Research Advisors, Inc.

Cambridge Investment Research, Inc.

Cambridge Southern Financial Advisors

Cetera Financial Group

 Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

CIMAS, LLC

First Allied Securities Inc

Investors Capital Corp.

J.P. Turner & Company, L.L.C.

Legend Equities Corporation

Summit Brokerage Services, Inc.

Commonwealth

Commonwealth Advisory Group, LTD

Commonwealth Bank and Trust Company

Commonwealth Financial Advisors, LLC

Commonwealth Financial Group, Inc.

Commonwealth Financial Network

Commonwealth Retirement Services, Inc.

D.A. Davidson & Co.

Edward Jones

Hefren-Tillotson, Inc.

The Income Fund of America — Page 48

HTK / Janney Montgomery Group

Hornor, Townsend & Kent, Inc.

Janney Montgomery Scott LLC

J.J.B. Hilliard Lyons

Hilliard Lyons Trust Company LLC

J. J. B. Hilliard, W. L. Lyons, LLC

J.P. Morgan Chase Banc One

J.P. Morgan Securities LLC

JP Morgan Chase Bank, N.A.

Ladenburg Thalmann Group

 Investacorp, Inc.

KMS Financial Services, Inc.

Ladenburg, Thalmann & Co., Inc.

Securities America, Inc.

Securities Service Network Inc.

Triad Advisors, Inc.

Lincoln Network

 Lincoln Financial Advisors Corporation

Lincoln Financial Distributors, Inc.

Lincoln Financial Securities Corporation

LPL Financial LLC

Mass Mutual / MML

 MassMutual Trust Company FSB

MML Distributors LLC

MML Investors Services, LLC

The Massmutual Trust Company FSB

Merrill Lynch Banc of America

 Bank Of America

Bank of America, NA

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metlife Enterprises

 MetLife Advisers, LLC

Metlife Securities Inc.

New England Securities

Morgan Stanley Smith Barney LLC

NFP Securities

Kestra Investment Services LLC

NFP Advisor Services, LLC

NFP Retirement

NMIS

Northwestern Mutual Investment Services, LLC

Northwestern Mutual Wealth Management Co

NPH / Jackson National

Invest Financial Corporation

Investment Centers of America, Inc.

National Planning Corporation

SII Investments, Inc.

Park Avenue Securities LLC

The Income Fund of America — Page 49

PFS
PFS Investments Inc.

Puplava Securities, Inc.

PNC Network

PNC Bank, National Association

PNC Investments LLC

Raymond James Group

Raymond James & Associates, Inc.

Raymond James (USA) LTD.

Raymond James Financial Services Advisors, Inc.

Raymond James Financial Services Inc.

RBC

RBC Capital Markets, LLC

RBC Capital Markets Corporation

RBC Trust Company

Robert W. Baird & Co, Incorporated

Securian / H. Beck / CRI

 CRI Securities, LLC

H. Beck, Inc.

Securian Financial Services, Inc.

Stifel, Nicolaus & Co

 Sterne Agee Investment Advisor Services, Inc.

Stifel Trust Company, N.A.

Stifel, Nicolaus & Company, Incorported

Transamerica Financial Advisors, Inc.

UBS

UBS Financial Services, Inc.

UBS Securities, LLC

Voya Financial Advisors Inc

Wells Fargo Network

First Clearing LLC

Wells Fargo

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors Latin American Channel

Wells Fargo Advisors LLC (WBS)

Wells Fargo Advisors Private Client Group

Wells Fargo Advisors, LLC

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

The Income Fund of America — Page 50

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace in respect of both execution and research — taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates, commission rates that other institutional investors are paying, and the provision of brokerage and research products and services. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, either directly or through a commission sharing arrangement, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services, it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The Income Fund of America — Page 51

The investment adviser may pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer to be used to compensate the broker-dealer for proprietary research or to be paid to a third-party research provider for research it has provided.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

The Income Fund of America — Page 52

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended July 31, 2016, 2015 and 2014 amounted to $26,609,341, $21,966,000, and $25,240,000, respectively. The volume of trading activity increased during the year, resulting in an increase in brokerage commissions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Morgan Stanley & Co. LLC, Citigroup Inc., Goldman Sachs Group, Inc., Credit Suisse Group AG, and Wells Fargo & Company. As of the fund’s most recently completed fiscal year, the fund held debt securities of Morgan Stanley & Co. LLC in the amount of $44,968,000 and Credit Suisse Group AG in the amount of $24,066,000. The fund held equity and debt securities of Citigroup Inc. in the amount of $256,630,000, Goldman Sachs Group, Inc., in the amount of $314,639,000 and Wells Fargo & Company in the amount of $1,117,390,000.

The Income Fund of America — Page 53

Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund’s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

The Income Fund of America — Page 54

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

The Income Fund of America — Page 55

Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

The Income Fund of America — Page 56

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

The Income Fund of America — Page 57

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

The Income Fund of America — Page 58

Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

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Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions.

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Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at americanfunds.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, C, T or F-1 shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F-1 shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial advisor or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial advisor — Deliver or mail a check to your financial advisor.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to Virginia529 for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds U.S. Government Money Market Fund accounts registered in the name of clients of Capital Group Private Client Services.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — With the exception of Class T shares, for which rights of exchange are not generally available, you may only exchange shares without a sales charge into other American Funds within the same share class; however, Class A, C, T or F-1 shares may also generally be exchanged without a sales charge for the corresponding 529 share class.

Notwithstanding the above, exchanges from Class A shares of American Funds U.S. Government Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. However, exchanges are not permitted from Class A shares of American Funds U.S. Government Money Market Fund to Class C shares of (1) American Funds Short-Term Tax-Exempt Bond Fund, (2) Intermediate Bond Fund of America, (3) Limited Term Tax-Exempt Bond Fund of America, (4) Short-Term Bond Fund of America or (5) American Funds Inflation Linked Bond Fund.

Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds U.S. Government Money Market Fund are subject to applicable sales charges, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or americanfunds.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are

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processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class C shares for Class A or Class T shares — If you exchange Class C shares for Class A or Class T shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A or Class T sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

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Exchanging Class A or Class T shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class A or Class T shares for Class F shares to be held in the program, any Class A or Class T sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account.

Moving between Class F shares — If you are part of a qualified fee-based program that offers Class F shares, you may exchange your Class F shares for any other Class F shares to be held in the program. For example, if you hold Class F-2 shares, you may exchange your shares for Class F-1 or Class F-3 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in Class A or C shares of any of the American Funds unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in Class A or C shares of any of the American Funds and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in Class A or C shares of any of the American Funds and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts. The ability to link SEP and SIMPLE IRA accounts at the plan level may not be available to you depending on the policies and system capabilities of your financial intermediary.

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Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds may be sold at net asset value to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2)	companies exchanging securities with the fund through a merger, acquisition or exchange offer; and
(3)	The Capital Group Companies, Inc. and its affiliated companies.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Moving between accounts — American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on their systems. Investors should consult their financial intermediary for further information.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales

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charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds U.S. Government Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

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· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

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Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

The Income Fund of America — Page 72

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

Reducing your Class T sales charge — As described in the prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are normally applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not generally eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

CDSC waivers for Class A and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, the CDSC on Class A shares of the American Funds may be waived for bulk conversions to another share class in cases where the fund’s transfer agent determines the benefit to the fund of collecting the CDSC would be outweighed by the cost of applying it.

The Income Fund of America — Page 73

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

Other sales charge waivers — Sales charges (including contingent deferred sales charges) may be waived pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Business Management Group, or by his or her designee. For example, waivers of all or a portion of the contingent deferred sales charge on Class C shares may be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

The Income Fund of America — Page 74

Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds U.S. Government Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

The Income Fund of America — Page 75

Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except Class T shares and the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information. Investors should consult their financial intermediary for further information.

The Income Fund of America — Page 76

Automatic exchanges — For all share classes other than Class T shares, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your advisor or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial advisor or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are

The Income Fund of America — Page 77

automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds U.S. Government Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

The Income Fund of America — Page 78

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2016 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$54,344,000
Class C	4,638,000
Class F-1	4,992,000
Class F-2	4,545,000
Class 529-A	931,000
Class 529-C	311,000
Class 529-E	18,000
Class 529-F-1	36,000
Class R-1	114,000
Class R-2	1,854,000
Class R-2E	5,000
Class R-3	1,663,000
Class R-4	1,040,000
Class R-5E	—*
Class R-5	273,000
Class R-6	16,000

*Amount less than $1,000.

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

The Income Fund of America — Page 79

Independent legal counsel — Morgan, Lewis & Bockius LLP, 300 South Grand Avenue, 22nd Floor, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on July 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

The Income Fund of America — Page 80

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — January 31, 2017

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$21.95
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$23.29

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

The Income Fund of America — Page 81

Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
Stock and stock/fixed income funds
AMCAP Fund®	002	302	43002	402	602	702
American Balanced Fund®	011	311	43011	411	611	711
American Funds Developing World Growth and Income FundSM	30100	33100	43100	34100	36100	37100
American Funds Global Balanced FundSM	037	337	43037	437	637	737
American Mutual Fund®	003	303	43003	403	603	703
Capital Income Builder®	012	312	43012	412	612	712
Capital World Growth and Income Fund®	033	333	43033	433	633	733
EuroPacific Growth Fund®	016	316	43016	416	616	716
Fundamental Investors®	010	310	43010	410	610	710
The Growth Fund of America®	005	305	43005	405	605	705
The Income Fund of America®	006	306	43006	406	606	706
International Growth and Income FundSM	034	334	43034	434	634	734
The Investment Company of America®	004	304	43004	404	604	704
The New Economy Fund®	014	314	43014	414	614	714
New Perspective Fund®	007	307	43007	407	607	707
New World Fund®	036	336	43036	436	636	736
SMALLCAP World Fund®	035	335	43035	435	635	735
Washington Mutual Investors FundSM	001	301	43001	401	601	701
Fixed income funds
American Funds Emerging Markets Bond Fund SM	30114	33114	43114	34114	36114	37114
American Funds Corporate Bond Fund SM	032	332	43032	432	632	732
American Funds Inflation Linked Bond Fund®	060	360	43060	460	660	760
American Funds Mortgage Fund®	042	342	43042	442	642	742
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	43039	439	639	739
American Funds Strategic Bond FundSM	30112	33112	43112	34112	36112	37112
American Funds Tax-Exempt Fund of New York®	041	341	43041	441	641	741
American High-Income Municipal Bond Fund®	040	340	43040	440	640	740
American High-Income Trust®	021	321	43021	421	621	721
The Bond Fund of America®	008	308	43008	408	608	708
Capital World Bond Fund®	031	331	43031	431	631	731
Intermediate Bond Fund of America®	023	323	43023	423	623	723
Limited Term Tax-Exempt Bond Fund of America®	043	343	43043	443	643	743
Short-Term Bond Fund of America®	048	348	43048	448	648	748
The Tax-Exempt Bond Fund of America®	019	319	43019	419	619	719
The Tax-Exempt Fund of California®	020	320	43020	420	620	720
U.S. Government Securities Fund®	022	322	43022	422	622	722
Money market fund
American Funds U.S. Government Money Market FundSM	059	359	43059	459	659	759

The Income Fund of America — Page 82

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1
Stock and stock/fixed income funds
AMCAP Fund	1002	1302	1502	46002	1402
American Balanced Fund	1011	1311	1511	46011	1411
American Funds Developing World Growth and Income Fund	10100	13100	15100	46100	14100
American Funds Global Balanced Fund	1037	1337	1537	46037	1437
American Mutual Fund	1003	1303	1503	46003	1403
Capital Income Builder	1012	1312	1512	46012	1412
Capital World Growth and Income Fund	1033	1333	1533	46033	1433
EuroPacific Growth Fund	1016	1316	1516	46016	1416
Fundamental Investors	1010	1310	1510	46010	1410
The Growth Fund of America	1005	1305	1505	46005	1405
The Income Fund of America	1006	1306	1506	46006	1406
International Growth and Income Fund	1034	1334	1534	46034	1434
The Investment Company of America	1004	1304	1504	46004	1404
The New Economy Fund	1014	1314	1514	46014	1414
New Perspective Fund	1007	1307	1507	46007	1407
New World Fund	1036	1336	1536	46036	1436
SMALLCAP World Fund	1035	1335	1535	46035	1435
Washington Mutual Investors Fund	1001	1301	1501	46001	1401
Fixed income funds
American Funds Emerging Markets Bond Fund	10114	13114	15114	46114	14114
American Funds Corporate Bond Fund	1032	1332	1532	46032	1432
American Funds Inflation Linked Bond Fund	1060	1360	1560	46060	1460
American Funds Mortgage Fund	1042	1342	1542	46042	1442
American Funds Strategic Bond Fund	10112	13112	15112	46112	14112
American High-Income Trust	1021	1321	1521	46021	1421
The Bond Fund of America	1008	1308	1508	46008	1408
Capital World Bond Fund	1031	1331	1531	46031	1431
Intermediate Bond Fund of America	1023	1323	1523	46023	1423
Short-Term Bond Fund of America	1048	1348	1548	46048	1448
U.S. Government Securities Fund	1022	1322	1522	46022	1422
Money market fund
American Funds U.S. Government Money Market Fund	1059	1359	1559	46059	1459

The Income Fund of America — Page 83

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds Emerging Markets Bond Fund	21114	22114	41114	23114	24114	27114	25114	26114
American Funds Corporate Bond Fund	2132	2232	4132	2332	2432	2732	2532	2632
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American Funds Strategic Bond Fund	21112	22112	41112	23112	24112	27112	25112	26112
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds U.S. Government Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659

The Income Fund of America — Page 84

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Target Date Retirement Series®
American Funds 2060 Target Date Retirement Fund®	083	383	43083	483	683	783
American Funds 2055 Target Date Retirement Fund®	082	382	43082	482	682	782
American Funds 2050 Target Date Retirement Fund®	069	369	43069	469	669	769
American Funds 2045 Target Date Retirement Fund®	068	368	43068	468	668	768
American Funds 2040 Target Date Retirement Fund®	067	367	43067	467	667	767
American Funds 2035 Target Date Retirement Fund®	066	366	43066	466	36066	766
American Funds 2030 Target Date Retirement Fund®	065	365	43065	465	665	765
American Funds 2025 Target Date Retirement Fund®	064	364	43064	464	664	764
American Funds 2020 Target Date Retirement Fund®	063	363	43063	463	663	763
American Funds 2015 Target Date Retirement Fund®	062	362	43062	462	662	762
American Funds 2010 Target Date Retirement Fund®	061	361	43061	461	661	761

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2060 Target Date Retirement Fund®	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2761	2561	2661

The Income Fund of America — Page 85

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1
American Funds College Target Date Series®
American Funds College 2033 Fund®	10103	13103	15103	46103	14103
American Funds College 2030 Fund®	1094	1394	1594	46094	1494
American Funds College 2027 Fund®	1093	1393	1593	46093	1493
American Funds College 2024 Fund®	1092	1392	1592	46092	1492
American Funds College 2021 Fund®	1091	1391	1591	46091	1491
American Funds College 2018 Fund®	1090	1390	1590	46090	1490
American Funds College Enrollment Fund®	1088	1388	1588	46088	1488

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	355	43055	455	655	755
American Funds Growth PortfolioSM	053	353	43053	453	653	753
American Funds Growth and Income PortfolioSM	051	351	43051	451	651	751
American Funds Balanced PortfolioSM	050	350	43050	450	650	750
American Funds Income PortfolioSM	047	347	43047	447	647	747
American Funds Tax-Advantaged Income PortfolioSM	046	346	43046	446	646	746
American Funds Preservation PortfolioSM	045	345	43045	445	645	745
American Funds Tax-Exempt Preservation PortfolioSM	044	344	43044	444	644	744

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1
American Funds Global Growth Portfolio	1055	1355	1555	46055	1455
American Funds Growth Portfolio	1053	1353	1553	46053	1453
American Funds Growth and Income Portfolio	1051	1351	1551	46051	1451
American Funds Balanced Portfolio	1050	1350	1550	46050	1450
American Funds Income Portfolio	1047	1347	1547	46047	1447
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1345	1545	46045	1445
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Balanced Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The Income Fund of America — Page 86

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Retirement Income Portfolio SeriesSM
American Funds Retirement Income Portfolio – ConservativeSM	30109	33109	43109	34109	36109	37109
American Funds Retirement Income Portfolio – ModerateSM	30110	33110	43110	34110	36110	37110
American Funds Retirement Income Portfolio – EnhancedSM	30111	33111	43111	34111	36111	37111

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

The Income Fund of America — Page 87

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

The Income Fund of America — Page 88

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

The Income Fund of America — Page 89

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

The Income Fund of America — Page 90

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

The Income Fund of America — Page 91

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

The Income Fund of America — Page 92

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

The Income Fund of America — Page 93

The Income Fund of America®
Investment portfolio
January 31, 2017
unaudited
Common stocks 71.28% Industrials 10.61%	Shares	Value (000)
General Electric Co.	72,451,053	$2,151,796
Lockheed Martin Corp.	7,624,400	1,916,240
Boeing Co.	7,175,000	1,172,539
BAE Systems PLC	130,916,776	958,515
Norfolk Southern Corp.	5,000,000	587,300
Waste Management, Inc.	7,886,128	548,086
Ryanair Holdings PLC (ADR)[1]	6,452,401	539,808
Caterpillar Inc.	5,240,000	501,258
Hubbell Inc.[2]	3,430,000	418,734
PACCAR Inc	6,220,500	418,702
KONE Oyj, Class B	9,223,000	417,166
Cummins Inc.	2,650,000	389,577
Edenred SA	12,231,900	266,265
Macquarie Infrastructure Corp.	3,170,000	237,718
Sandvik AB	7,408,000	99,935
Abertis Infraestructuras, SA, Class A, non-registered shares	6,901,362	98,676
R.R. Donnelley & Sons Co.[2]	3,893,927	66,781
Geberit AG	127,000	54,109
Douglas Dynamics, Inc.[2]	1,444,000	48,807
LSC Communications, Inc.	705,140	18,489
Fastenal Co.	300,000	14,904
CEVA Group PLC[1,2,3,4]	35,229	6,165
Atrium Corp.[1,3,5]	1,807	2
		10,931,572
Information technology 9.42%
Microsoft Corp.	51,193,209	3,309,641
Intel Corp.	54,217,100	1,996,274
Taiwan Semiconductor Manufacturing Co., Ltd.[3]	181,623,000	1,080,198
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,836,470	118,586
Analog Devices, Inc.	12,633,724	946,771
Texas Instruments Inc.	11,573,000	874,224
International Business Machines Corp.	2,186,100	381,518
Maxim Integrated Products, Inc.	7,046,000	313,406
Paychex, Inc.	4,419,800	266,470
Linear Technology Corp.	2,700,000	170,451
Vanguard International Semiconductor Corp.[3]	77,068,000	139,030
Quanta Computer Inc.[3]	33,916,655	69,216
Corporate Risk Holdings I, Inc.[1,2,3]	2,205,215	25,140
Corporate Risk Holdings Corp.[1,2,3]	11,149	—
Versum Materials, Inc.[1]	661,943	18,501
		9,709,426
Consumer staples 7.92%
Procter & Gamble Co.	20,176,700	1,767,479
Coca-Cola Co.	25,191,000	1,047,190
Altria Group, Inc.	14,436,900	1,027,618
The Income Fund of America — Page 1 of 38

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Reynolds American Inc.	16,693,668	$1,003,790
Philip Morris International Inc.	9,303,607	894,356
British American Tobacco PLC	13,117,000	808,476
Kellogg Co.	6,050,000	439,895
Nestlé SA	5,767,217	421,373
Hershey Co.	3,000,000	316,410
Kraft Heinz Co.	2,278,000	203,403
Sysco Corp.	2,285,000	119,871
General Mills, Inc.	1,750,000	109,340
		8,159,201
Financials 7.14%
JPMorgan Chase & Co.	23,391,165	1,979,594
Wells Fargo & Co.	26,969,805	1,519,209
CME Group Inc., Class A	10,140,400	1,227,800
National Australia Bank Ltd.	21,460,000	493,629
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	76,813,000	450,723
Toronto-Dominion Bank (CAD denominated)	8,480,000	439,298
PacWest Bancorp	5,868,000	325,087
BlackRock, Inc.	600,000	224,388
Umpqua Holdings Corp.	10,543,206	193,046
Apollo Global Management, LLC, Class A	5,479,700	116,389
Redwood Trust, Inc.[2]	5,444,717	84,393
Svenska Handelsbanken AB, Class A	5,236,729	78,188
AXA SA	2,685,000	65,853
T. Rowe Price Group, Inc.	960,000	64,742
Prudential PLC	2,970,000	57,240
Aozora Bank, Ltd.	8,673,000	31,647
		7,351,226
Energy 6.87%
Spectra Energy Corp	32,425,000	1,350,501
Royal Dutch Shell PLC, Class B (ADR)	11,698,000	672,284
Royal Dutch Shell PLC, Class B	22,202,147	624,661
Royal Dutch Shell PLC, Class A	1,232,485	33,296
Royal Dutch Shell PLC, Class A (ADR)	93,410	5,081
Chevron Corp.	11,623,000	1,294,221
BP PLC	179,819,900	1,069,650
Schlumberger Ltd.	5,980,500	500,628
ConocoPhillips	9,450,000	460,782
Enbridge Inc. (CAD denominated)	5,746,614	244,659
Enbridge Inc.	100,450	4,279
Exxon Mobil Corp.	2,670,000	223,986
Helmerich & Payne, Inc.	2,879,000	204,870
Keyera Corp.	5,190,000	152,360
Pembina Pipeline Corp.	3,680,289	114,177
Coal India Ltd.	17,000,000	77,477
Ascent Resources - Utica, LLC, Class A1,3	110,214,618	24,688
Peyto Exploration & Development Corp.	810,000	17,629
Southwestern Energy Co.[1]	528,225	4,759
		7,079,988
The Income Fund of America — Page 2 of 38

unaudited
Common stocks Health care 6.08%	Shares	Value (000)
Merck & Co., Inc.	46,370,159	$2,874,486
GlaxoSmithKline PLC	63,811,000	1,226,590
AstraZeneca PLC	13,399,159	706,947
Bristol-Myers Squibb Co.	13,763,500	676,614
Pfizer Inc.	17,831,257	565,786
Sanofi	1,460,000	117,401
Eli Lilly and Co.	1,174,000	90,433
Rotech Healthcare Inc.[1,2,3]	543,172	4,378
		6,262,635
Consumer discretionary 5.17%
McDonald’s Corp.	13,798,965	1,691,339
General Motors Co.	16,877,712	617,893
Target Corp.	9,450,000	609,336
Home Depot, Inc.	3,710,000	510,422
ProSiebenSat.1 Media SE	9,835,000	417,031
Las Vegas Sands Corp.	5,750,000	302,335
Hasbro, Inc.	3,516,373	290,136
Nokian Renkaat Oyj[2]	7,240,161	271,363
Marriott International, Inc., Class A	2,120,000	179,352
Charter Communications, Inc., Class A1	433,120	140,309
Sands China Ltd.	26,953,800	119,850
Taylor Wimpey plc	42,915,000	90,213
SES SA, Class A (FDR)	2,870,000	55,798
Pearson PLC	3,573,236	27,825
Adelphia Recovery Trust, Series ACC-1[1,3]	9,913,675	8
		5,323,210
Materials 4.58%
E.I. du Pont de Nemours and Co.	14,953,953	1,129,024
Dow Chemical Co.	11,804,900	703,926
WestRock Co.[2]	13,184,832	703,543
LyondellBasell Industries NV	6,880,000	641,698
BASF SE	5,000,000	481,025
Boral Ltd.[2]	72,364,400	319,408
Air Products and Chemicals, Inc.	2,048,886	286,352
Rio Tinto PLC	6,142,000	269,737
Amcor Ltd.	7,785,000	84,429
Praxair, Inc.	397,300	47,056
Potash Corp. of Saskatchewan Inc.	2,000,000	37,200
Warrior Met Coal, LLC, Class B1,3,5	30,461	9,138
Warrior Met Coal, LLC, Class A1,3,5	10,285	3,086
		4,715,622
Real estate 3.73%
Crown Castle International Corp. REIT	10,836,000	951,726
Digital Realty Trust, Inc. REIT	7,885,000	848,663
Iron Mountain Inc. REIT[2]	13,811,680	494,458
Lamar Advertising Co. REIT, Class A	5,383,322	406,548
Public Storage REIT	1,818,000	390,870
OUTFRONT Media Inc. REIT[2]	9,064,824	248,648
Simon Property Group, Inc. REIT	970,100	178,275
Prologis, Inc. REIT	2,860,000	139,711
Link REIT	19,651,812	134,619
The Income Fund of America — Page 3 of 38

unaudited
Common stocks Real estate (continued)	Shares	Value (000)
Fibra Uno Administración, SA de CV REIT	30,266,800	$43,281
Macquarie Mexican REIT	3,816,839	3,758
		3,840,557
Telecommunication services 3.34%
Verizon Communications Inc.	34,285,921	1,680,353
Telstra Corp. Ltd.	134,400,000	509,645
AT&T Inc.	10,670,000	449,847
Vodafone Group PLC	97,600,000	238,625
Vodafone Group PLC (ADR)	1,000,000	24,900
NTT DoCoMo, Inc.	8,090,000	193,921
Deutsche Telekom AG	11,025,000	192,328
TalkTalk Telecom Group PLC[2]	58,421,891	115,019
Mobile TeleSystems PJSC (ADR)	2,270,000	23,767
NII Holdings, Inc.[1,2]	5,194,089	14,673
		3,443,078
Utilities 2.56%
Power Assets Holdings Ltd.	82,093,500	788,781
Dominion Resources, Inc.	7,335,000	559,514
DTE Energy Co.	3,500,000	345,240
Duke Energy Corp.	3,999,999	314,160
EDP - Energias de Portugal, SA	68,246,105	198,029
National Grid PLC	11,600,000	135,377
SSE PLC	6,627,751	124,149
PG&E Corp.	983,607	60,875
Enel SPA	14,584,600	60,835
Cheung Kong Infrastructure Holdings Ltd.	6,033,000	48,636
		2,635,596
Miscellaneous 3.86%
Other common stocks in initial period of acquisition		3,977,453
Total common stocks (cost: $54,918,262,000)		73,429,564
Preferred securities 0.41% Financials 0.33%
Citigroup Inc., Series K, depositary shares	2,261,729	62,899
Citigroup Inc. 7.257% preferred	2,368,637	61,158
U.S. Bancorp, Series G, noncumulative convertible preferred	2,270,400	57,691
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	56,720
HSBC Holdings PLC, Series 2, 8.00%	1,505,000	39,220
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,263,198	32,805
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	30,732
		341,225
Real estate 0.08%
Vornado Realty Trust REIT, Series I, 6.625%	3,380,000	85,954
Total preferred securities (cost: $408,715,000)		427,179
The Income Fund of America — Page 4 of 38

unaudited
Rights & warrants 0.00% Utilities 0.00%	Shares	Value (000)
Vistra Energy Corp.[1,3,5,6]	485,782	$607
Energy 0.00%
Gener8 Maritime, Inc., warrants, expire 2017[1,3,5]	8,514	—
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $2,948,000)		607
Convertible stocks 0.67% Real estate 0.19%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	1,375,000	138,641
American Tower Corp., Series A, convertible preferred	600,000	61,206
		199,847
Telecommunication services 0.14%
Frontier Communications Corp., Series A, convertible preferred	1,925,000	140,737
Industrials 0.10%
Arconic Inc., Class B, Series 1, cummulative convertible preferred 2017	2,500,000	91,675
CEVA Group PLC, Series A-1, 4.022% convertible preferred[1,2,3,4,7]	29,937	10,478
CEVA Group PLC, Series A-2, 3.022% convertible preferred[1,2,3,4,7]	13,633	3,067
		105,220
Energy 0.05%
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	2,060,000	45,588
Consumer staples 0.03%
Bunge Ltd. 4.875% convertible preferred	322,700	32,270
Miscellaneous 0.16%
Other convertible stocks in initial period of acquisition		166,524
Total convertible stocks (cost: $855,602,000)		690,186
Convertible bonds 0.77% Financials 0.73%	Principal amount (000)
Goldman Sachs, Equity Linked Notes (Weyerhaeuser Co.), 4.55% 2017	$ 6,625	205,605
Barclays PLC, Equity Linked Notes (Weyerhaeuser Co.), 5.12% 2017	7,159	221,169
Goldman Sachs, Equity Linked Notes (Costco Wholesale Corp.), 3.64% 2017	1,112	177,354
Goldman Sachs, Equity Linked Notes (Weyerhaeuser Co.), 4.99% 2018	4,186	129,828
Lloyds Banking Group PLC, convertible notes, 7.50% 2049	21,200	22,044
		756,000
Consumer discretionary 0.01%
DISH DBS Corp. 3.375% 2026[5]	10,725	12,582
The Income Fund of America — Page 5 of 38

unaudited
Convertible bonds Energy 0.01%	Principal amount (000)	Value (000)
American Energy (Permian Basin), convertible notes, 8.00% 2022[5,8]	$19,676	$6,591
Miscellaneous 0.02%
Other convertible bonds in initial period of acquisition		17,164
Total convertible bonds (cost: $775,122,000)		792,337
Bonds, notes & other debt instruments 21.79% Corporate bonds & notes 14.31% Energy 2.24%
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,9,10]	29,601	4,607
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,9,10]	30,600	18,819
American Energy (Permian Basin), 7.381% 2019[5,7]	10,000	8,600
American Energy (Permian Basin) 7.125% 2020[5]	33,860	28,950
American Energy (Permian Basin) 7.375% 2021[5]	11,835	10,178
Anadarko Petroleum Corp. 5.55% 2026	15,605	17,585
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,323
Anadarko Petroleum Corp. 6.60% 2046	3,620	4,554
Antero Resources Corp. 5.375% 2024[5]	2,950	3,031
Antero Resources Corp. 5.00% 2025[5]	7,500	7,369
APT Pipelines Ltd. 4.20% 2025[5]	11,000	11,061
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[5]	9,810	10,106
Boardwalk Pipeline Partners 3.375% 2023	2,160	2,116
Canadian Natural Resources Ltd. 5.70% 2017	7,350	7,437
Canadian Natural Resources Ltd. 3.80% 2024	1,440	1,449
Canadian Natural Resources Ltd. 6.50% 2037	1,000	1,171
Cenovus Energy Inc. 3.00% 2022	5,970	5,825
Cenovus Energy Inc. 3.80% 2023	19,005	18,930
Cheniere Energy, Inc. 7.00% 2024[5]	7,260	8,140
Cheniere Energy, Inc. 5.875% 2025[5]	7,600	8,065
Chesapeake Energy Corp. 4.272% 2019[7]	27,450	27,519
Chesapeake Energy Corp. 4.875% 2022	18,385	17,236
Chesapeake Energy Corp. 8.00% 2022[5]	8,165	8,747
Chesapeake Energy Corp. 8.00% 2025[5]	13,575	14,016
Chesapeake Energy Corp., Term Loan, 8.50% 2021[7,9,10]	15,150	16,603
Chevron Corp. 1.561% 2019	1,850	1,847
Concho Resources Inc. 5.50% 2023	7,000	7,297
ConocoPhillips 4.20% 2021	6,520	6,909
ConocoPhillips 4.95% 2026	4,025	4,428
ConocoPhillips 5.95% 2046	10,035	12,352
CONSOL Energy Inc. 5.875% 2022	56,200	54,654
DCP Midstream Operating LP 4.95% 2022	13,815	14,402
Denbury Resources Inc. 9.00% 2021[5]	4,000	4,390
Devon Energy Corp. 5.00% 2045	8,575	8,632
Diamond Offshore Drilling, Inc. 4.875% 2043	43,845	32,226
Ecopetrol SA 5.875% 2023	2,820	3,027
Ecopetrol SA 5.375% 2026	3,885	3,895
Ecopetrol SA 5.875% 2045	1,055	938
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,389
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	31,290
Enbridge Energy Partners, LP 9.875% 2019	10,500	12,108
Enbridge Energy Partners, LP 4.375% 2020	16,770	17,726
Enbridge Energy Partners, LP 5.875% 2025	20,800	23,211
The Income Fund of America — Page 6 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 5.50% 2040	$1,200	$1,193
Enbridge Energy Partners, LP 7.375% 2045	32,885	40,743
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,497
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,276
Enbridge Inc. 5.60% 2017	20,067	20,214
Enbridge Inc. 4.00% 2023	22,395	23,058
Enbridge Inc. 3.50% 2024	515	509
Enbridge Inc. 4.25% 2026	4,790	4,939
Enbridge Inc. 5.50% 2046	6,815	7,395
Energy Transfer Partners, LP 4.15% 2020	5,000	5,230
Energy Transfer Partners, LP 7.50% 2020	9,250	10,383
Energy Transfer Partners, LP 5.875% 2024	11,800	12,655
Energy Transfer Partners, LP 4.75% 2026	2,500	2,604
Energy Transfer Partners, LP 4.20% 2027	1,660	1,650
Energy Transfer Partners, LP 5.50% 2027	16,580	17,243
Energy Transfer Partners, LP 6.125% 2045	11,010	12,048
Energy Transfer Partners, LP 5.30% 2047	1,985	1,961
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,668
EnLink Midstream Partners, LP 4.40% 2024	4,410	4,431
EnLink Midstream Partners, LP 4.15% 2025	11,760	11,576
EnLink Midstream Partners, LP 5.05% 2045	9,810	9,053
Ensco PLC 5.20% 2025	11,300	10,339
Ensco PLC 5.75% 2044	22,295	18,003
Enterprise Products Operating LLC 5.20% 2020	3,910	4,273
Enterprise Products Operating LLC 2.85% 2021	4,805	4,848
EOG Resources, Inc. 4.15% 2026	3,830	4,016
EP Energy Corp. 6.375% 2023	7,495	6,577
Extraction Oil & Gas Holdings LLC 7.875% 2021[5]	2,900	3,118
Genesis Energy, LP 6.75% 2022	13,675	14,530
Halliburton Co. 3.80% 2025	10,395	10,591
Halliburton Co. 5.00% 2045	1,860	1,999
Jupiter Resources Inc. 8.50% 2022[5]	20,625	18,356
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,907
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	1,877
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,583
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,482
Kinder Morgan Energy Partners, LP 3.50% 2023	1,015	1,014
Kinder Morgan Energy Partners, LP 4.25% 2024	5,555	5,692
Kinder Morgan Energy Partners, LP 6.95% 2038	460	546
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	19,615
Kinder Morgan Energy Partners, LP 5.40% 2044	9,660	10,058
Kinder Morgan Energy Partners, LP 5.50% 2044	6,786	7,018
Kinder Morgan Finance Co. 5.05% 2046	4,155	4,146
Kinder Morgan, Inc. 3.05% 2019	8,070	8,213
Kinder Morgan, Inc. 4.30% 2025	15,855	16,325
Kinder Morgan, Inc. 5.55% 2045	6,160	6,526
NGL Energy Partners LP 5.125% 2019	18,715	18,809
NGL Energy Partners LP 6.875% 2021	27,425	28,385
NGL Energy Partners LP 7.50% 2023[5]	50	53
NGPL PipeCo LLC 7.119% 2017[5]	59,720	61,810
NGPL PipeCo LLC 9.625% 2019[5]	71,250	74,812
Noble Corp. PLC 5.25% 2018	7,555	7,631
Noble Corp. PLC 7.75% 2024	5,000	4,981
Noble Corp. PLC 7.20% 2025	28,105	27,964
The Income Fund of America — Page 7 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Noble Corp. PLC 8.20% 2045	$26,305	$24,497
Oasis Petroleum Inc. 6.875% 2022	3,650	3,759
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[5,10]	1,330	622
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[5,10]	4,093	1,391
Parsley Energy, Inc. 6.25% 2024[5]	3,050	3,290
Parsley Energy, Inc. 5.375% 2025[5]	6,950	7,158
PDC Energy Inc. 7.75% 2022	43,300	46,169
Petrobras Global Finance Co. 6.85% 2115	2,775	2,338
Petrobras International Finance Co. 5.75% 2020	6,535	6,823
Petrobras International Finance Co. 5.375% 2021	28,655	28,942
Petróleos Mexicanos 3.50% 2018	14,280	14,454
Petróleos Mexicanos 5.50% 2019	13,925	14,600
Petróleos Mexicanos 6.375% 2021	15,935	17,077
Petróleos Mexicanos 5.375% 2022[5]	2,510	2,565
Petróleos Mexicanos 3.50% 2023	11,000	10,202
Petróleos Mexicanos 4.50% 2026	5,225	4,759
Petróleos Mexicanos 6.875% 2026	8,550	9,074
Petróleos Mexicanos 6.50% 2027[5]	3,830	3,947
Petróleos Mexicanos 5.625% 2046	7,290	6,097
Petróleos Mexicanos 6.75% 2047	5,540	5,242
Phillips 66 Partners LP 3.605% 2025	1,640	1,621
Phillips 66 Partners LP 3.55% 2026	745	725
Phillips 66 Partners LP 4.68% 2045	245	231
Phillips 66 Partners LP 4.90% 2046	6,315	6,204
Pioneer Natural Resources Co. 3.45% 2021	7,015	7,203
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[5,10]	6,143	5,990
Range Resources Corp. 4.875% 2025	20,650	20,200
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,10]	13,318	14,038
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,445
Ras Laffan Liquefied Natural Gas III 6.75% 2019[5]	1,000	1,111
Ras Laffan Liquefied Natural Gas III 5.838% 2027[5,10]	10,325	11,648
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	14,855	15,326
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	35	38
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	10,875	11,369
Rice Energy Inc. 6.25% 2022	16,125	16,810
Rice Energy Inc. 7.25% 2023	1,350	1,455
Rowan Companies Inc. 7.375% 2025	3,650	3,823
Royal Dutch Shell PLC 1.75% 2021	9,560	9,292
Royal Dutch Shell PLC 2.50% 2026	400	373
Royal Dutch Shell PLC 3.75% 2046	2,900	2,686
Sabine Pass Liquefaction, LLC 5.625% 2021	42,125	45,811
Sabine Pass Liquefaction, LLC 6.25% 2022	7,000	7,840
Sabine Pass Liquefaction, LLC 5.625% 2023	14,500	15,805
Sabine Pass Liquefaction, LLC 5.75% 2024	8,860	9,691
Sabine Pass Liquefaction, LLC 5.625% 2025	27,765	30,264
Sabine Pass Liquefaction, LLC 5.00% 2027[5]	20,010	21,036
Schlumberger BV 3.00% 2020[5]	6,645	6,792
Schlumberger BV 3.625% 2022[5]	7,065	7,342
Schlumberger BV 4.00% 2025[5]	8,575	8,973
Seven Generations Energy Ltd. 6.75% 2023[5]	15,485	16,646
Shell International Finance BV 1.875% 2021	20,205	19,811
Shell International Finance BV 2.875% 2026	4,635	4,453
SM Energy Co. 5.625% 2025	18,250	17,976
SM Energy Co. 6.75% 2026	2,625	2,743
The Income Fund of America — Page 8 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 4.10% 2022	$33,270	$31,024
Southwestern Energy Co. 6.70% 2025	44,150	44,481
Spectra Energy Partners, LP 4.75% 2024	3,250	3,470
Spectra Energy Partners, LP 3.375% 2026	1,030	991
Spectra Energy Partners, LP 4.50% 2045	1,280	1,231
Statoil ASA 3.125% 2017	10,000	10,105
Statoil ASA 2.75% 2021	3,085	3,113
Statoil ASA 3.25% 2024	850	860
Statoil ASA 4.25% 2041	3,000	3,040
Sunoco LP 6.25% 2021	35,305	36,287
Targa Resources Corp. 4.125% 2019	40,955	41,774
Targa Resources Corp. 5.125% 2025[5]	4,100	4,259
Targa Resources Partners LP 6.75% 2024	11,255	12,352
Targa Resources Partners LP 5.375% 2027[5]	4,100	4,269
TC PipeLines, LP 4.375% 2025	5,135	5,210
Teekay Corp. 8.50% 2020	69,741	69,044
Tesoro Corp. 4.75% 2023[5]	2,600	2,681
Tesoro Corp. 5.125% 2026[5]	9,400	9,835
Tesoro Logistics LP 5.50% 2019	16,200	17,273
Tesoro Logistics LP 6.125% 2021	1,080	1,133
Tesoro Logistics LP 6.25% 2022	7,900	8,453
Tesoro Logistics LP 6.375% 2024	1,220	1,331
Tesoro Logistics LP 5.25% 2025	6,725	7,036
TransCanada PipeLines Ltd. 7.625% 2039	10,750	15,454
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	27,495	25,364
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	1,680	1,726
Transocean Inc. 8.125% 2021	20,000	20,800
Transocean Inc. 9.00% 2023[5]	5,875	6,283
Valero Energy Partners LP 4.375% 2026	2,400	2,434
Weatherford International PLC 7.75% 2021	4,725	4,896
Weatherford International PLC 4.50% 2022	15,280	13,676
Weatherford International PLC 8.25% 2023	23,725	24,259
Weatherford International PLC 9.875% 2024[5]	9,775	10,581
Weatherford International PLC 7.00% 2038	2,625	2,284
Weatherford International PLC 6.75% 2040	72,630	61,191
Western Gas Partners LP 2.60% 2018	1,150	1,157
Western Gas Partners LP 3.95% 2025	3,045	3,035
Western Gas Partners LP 4.65% 2026	2,610	2,713
Whiting Petroleum Corp. 6.50% 2018	2,410	2,410
Williams Companies, Inc. 3.70% 2023	20,055	19,814
Williams Partners LP 5.25% 2020	1,960	2,125
Williams Partners LP 4.00% 2021	2,900	2,988
Williams Partners LP 4.30% 2024	3,190	3,290
Williams Partners LP 3.90% 2025	11,775	11,762
Williams Partners LP 4.00% 2025	11,705	11,800
Williams Partners LP 4.90% 2045	3,260	3,152
Williams Partners LP 5.10% 2045	8,580	8,567
Woodside Finance Ltd. 4.60% 2021[5]	18,935	20,015
WPX Energy Inc. 6.00% 2022	7,800	8,151
		2,305,537
The Income Fund of America — Page 9 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 2.03%	Principal amount (000)	Value (000)
21st Century Fox America, Inc. 4.95% 2045	$415	$421
Adient Global Holdings Ltd. 4.875% 2026[5]	2,030	1,998
Amazon.com, Inc. 4.80% 2034	12,000	13,365
American Honda Finance Corp. 1.20% 2019	11,000	10,820
American Honda Finance Corp. 2.25% 2019	8,500	8,567
American Honda Finance Corp. 1.65% 2021	8,850	8,546
Bayerische Motoren Werke AG 2.00% 2021[5]	2,000	1,961
Bayerische Motoren Werke AG 2.25% 2023[5]	1,000	961
Boyd Gaming Corp. 6.875% 2023	16,125	17,375
Burger King Corp. 4.625% 2022[5]	9,000	9,259
Burger King Corp. 6.00% 2022[5]	26,025	27,164
Cablevision Systems Corp. 7.75% 2018	20,800	21,944
Cablevision Systems Corp. 8.00% 2020	20,000	22,154
Cablevision Systems Corp. 6.75% 2021	24,749	26,939
Cablevision Systems Corp. 5.50% 2027[5]	7,850	7,978
Carnival Corp. 3.95% 2020	11,290	11,919
CBS Corp. 1.95% 2017	5,000	5,011
CBS Outdoor Americas Inc. 5.25% 2022[2]	28,750	29,864
CBS Outdoor Americas Inc. 5.625% 2024[2]	3,396	3,557
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	11,045	11,323
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	9,715	10,168
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	1,400	1,451
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[5]	4,025	4,316
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	32,510	34,146
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[5]	14,350	15,068
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[5]	68,675	72,946
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035	5,750	6,502
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	4,475	5,105
Cengage Learning Acquisitions, Inc., Term Loan B, 5.25% 2023[7,9,10]	19,172	17,892
Cengage Learning Acquisitions, Inc. 9.50% 2024[5]	5,250	4,489
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	72,260	72,712
Comcast Corp. 3.00% 2024	10,500	10,396
Comcast Corp. 2.35% 2027	5,220	4,748
Comcast Corp. 3.30% 2027	1,500	1,479
Comcast Corp. 6.45% 2037	25,000	31,796
Comcast Corp. 4.75% 2044	9,855	10,479
Cumulus Media Holdings Inc. 7.75% 2019	34,160	14,091
Cumulus Media Inc., Term Loan B, 4.25% 2020[7,9,10]	10,624	7,028
DaimlerChrysler North America Holding Corp. 1.375% 2017[5]	8,585	8,582
DaimlerChrysler North America Holding Corp. 1.50% 2019[5]	11,000	10,851
DaimlerChrysler North America Holding Corp. 2.25% 2019[5]	14,000	14,018
DaimlerChrysler North America Holding Corp. 2.25% 2020[5]	10,660	10,632
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	9,725	9,428
DaimlerChrysler North America Holding Corp. 3.30% 2025[5]	2,000	1,995
DaimlerChrysler North America Holding Corp. 3.45% 2027[5]	2,735	2,729
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	3,015
Delta 2 (Formula One), Term Loan B, 8.068% 2022[7,9,10]	9,275	9,352
DISH DBS Corp. 4.625% 2017	23,825	24,182
DISH DBS Corp. 4.25% 2018	16,575	16,948
DISH DBS Corp. 7.875% 2019	1,425	1,573
Dollar Tree Inc. 5.25% 2020	4,025	4,141
Dollar Tree Inc. 5.75% 2023	16,550	17,568
Federated Department Stores, Inc. 6.90% 2029	7,925	8,638
Ford Motor Co. 4.346% 2026	2,000	2,010
The Income Fund of America — Page 10 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Co. 5.291% 2046	$5,000	$4,991
Ford Motor Credit Co. 2.145% 2018	8,170	8,197
Ford Motor Credit Co. 2.375% 2018	10,905	10,968
Ford Motor Credit Co. 2.597% 2019	7,270	7,278
Ford Motor Credit Co. 2.943% 2019	9,000	9,113
Ford Motor Credit Co. 3.157% 2020	10,000	10,080
Ford Motor Credit Co. 3.219% 2022	16,000	15,930
Ford Motor Credit Co. 4.375% 2023	8,850	9,184
Ford Motor Credit Co. 3.664% 2024	7,000	6,861
Ford Motor Credit Co. 4.134% 2025	5,000	5,003
Gannett Co., Inc. 5.125% 2019	7,925	8,133
Gannett Co., Inc. 4.875% 2021[5]	2,315	2,379
Gannett Co., Inc. 5.50% 2024[5]	2,955	3,002
General Motors Co. 4.00% 2025	5,740	5,669
General Motors Co. 6.60% 2036	13,260	15,335
General Motors Co. 5.20% 2045	8,000	7,850
General Motors Co. 6.75% 2046	13,230	15,652
General Motors Financial Co. 6.75% 2018	2,760	2,928
General Motors Financial Co. 2.35% 2019	18,500	18,344
General Motors Financial Co. 3.50% 2019	8,795	8,984
General Motors Financial Co. 3.70% 2020	2,725	2,791
General Motors Financial Co. 3.20% 2021	10,250	10,211
General Motors Financial Co. 4.375% 2021	21,275	22,197
General Motors Financial Co. 3.45% 2022	33,990	33,968
General Motors Financial Co. 3.45% 2022	3,000	3,000
General Motors Financial Co. 4.00% 2026	8,116	7,879
Hilton Worldwide Finance LLC 5.625% 2021	9,565	9,851
Hilton Worldwide Holdings Inc. 4.25% 2024[5]	5,150	5,079
Hilton Worldwide, Term Loan B, 3.50% 2020[7,9,10]	972	981
Hilton Worldwide, Term Loan B, 3.271% 2023[7,9,10]	13,217	13,368
Home Depot, Inc. 2.125% 2026	5,000	4,598
Home Depot, Inc. 5.95% 2041	12,500	15,868
Hyundai Capital America 2.00% 2019[5]	5,070	5,025
Hyundai Capital America 2.60% 2020[5]	2,250	2,244
Hyundai Capital America 3.00% 2020[5]	2,000	2,009
Hyundai Capital America 2.45% 2021[5]	14,000	13,657
iHeartCommunications, Inc. 9.00% 2019	27,760	23,336
iHeartCommunications, Inc. 10.625% 2023	10,020	7,941
iHeartCommunications, Inc., Term Loan D, 7.528% 2019[7,9,10]	6,900	5,801
International Game Technology 6.25% 2022[5]	14,000	14,989
Limited Brands, Inc. 8.50% 2019	16,105	18,214
Limited Brands, Inc. 7.00% 2020	21,271	23,558
Limited Brands, Inc. 6.625% 2021	23,754	26,189
Limited Brands, Inc. 6.875% 2035	24,450	23,961
McClatchy Co. 9.00% 2022	10,550	11,289
McDonald’s Corp. 3.70% 2026	1,355	1,377
McDonald’s Corp. 4.875% 2045	2,165	2,309
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 5.00% 2022[7,9,10]	12,870	12,382
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	17,225	17,742
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	8,079
MGM Resorts International 6.75% 2020	7,350	8,159
MGM Resorts International 7.75% 2022	17,000	19,842
Michaels Stores, Inc. 5.875% 2020[5]	14,125	14,531
Myriad International Holdings 6.375% 2017[5]	12,500	12,761
The Income Fund of America — Page 11 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Myriad International Holdings 6.375% 2017	$2,500	$2,552
Myriad International Holdings 6.00% 2020[5]	45,655	49,517
Myriad International Holdings 6.00% 2020	25,705	27,879
Myriad International Holdings 5.50% 2025	6,140	6,279
NBC Universal Enterprise, Inc. 1.707% 2018[5,7]	8,625	8,685
NBC Universal Enterprise, Inc. 5.25% 2049[5]	37,105	38,960
Needle Merger Sub Corp. 8.125% 2019[5]	13,363	13,363
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	34,355	21,472
Neiman Marcus Group LTD Inc. 8.75% 2021[5,8]	14,555	8,551
Neiman Marcus, Term Loan B, 4.25% 2020[7,9,10]	36,333	30,277
Newell Rubbermaid Inc. 2.60% 2019	6,450	6,533
Newell Rubbermaid Inc. 3.15% 2021	22,180	22,535
Newell Rubbermaid Inc. 3.85% 2023	11,335	11,699
Newell Rubbermaid Inc. 4.20% 2026	15,600	16,176
Newell Rubbermaid Inc. 5.50% 2046	47,795	54,154
PETCO Animal Supplies, Inc., Term Loan B1, 4.25% 2023[7,9,10]	6,633	6,553
PETsMART, Inc. 7.125% 2023[5]	41,825	41,198
Playa Resorts Holding BV 8.00% 2020[5]	24,490	25,898
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[7,9,10]	5,318	5,340
President & Fellows of Harvard College 3.619% 2037	10,000	9,886
RCI Banque 3.50% 2018[5]	14,650	14,912
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	11,325	11,891
Schaeffler Finance BV 4.25% 2021[5]	7,070	7,247
Schaeffler Verwaltungs 4.125% 2021[5,8]	4,325	4,364
Schaeffler Verwaltungs 4.50% 2023[5,8]	1,250	1,241
Schaeffler Verwaltungs 4.75% 2026[5,8]	275	271
Seminole Tribe of Florida 6.535% 2020[5,10]	6,260	6,385
Sotheby’s Holdings, Inc. 5.25% 2022[5]	9,160	9,252
Standard Pacific Corp. 8.375% 2021	3,155	3,691
Starbucks Corp. 4.30% 2045	1,500	1,577
Tenneco Inc. 5.00% 2026	5,050	5,056
Thomson Reuters Corp. 1.30% 2017	1,510	1,510
Thomson Reuters Corp. 1.65% 2017	4,350	4,358
Thomson Reuters Corp. 4.30% 2023	1,285	1,357
Thomson Reuters Corp. 5.65% 2043	1,425	1,582
TI Automotive Ltd. 8.75% 2023[5]	19,170	20,704
Time Warner Cable Inc. 6.75% 2018	18,630	19,838
Time Warner Cable Inc. 5.00% 2020	35,000	37,254
Time Warner Inc. 4.75% 2021	15,000	16,069
Toyota Motor Credit Corp. 1.45% 2018	2,000	2,002
Toyota Motor Credit Corp. 1.70% 2019	2,000	2,000
Toyota Motor Credit Corp. 2.15% 2020	13,000	13,034
Toyota Motor Credit Corp. 2.60% 2022	7,140	7,141
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,326
Univision Communications Inc. 6.75% 2022[5]	6,530	6,873
Univision Communications Inc. 5.125% 2023[5]	1,250	1,246
Univision Communications Inc. 5.125% 2025[5]	1,305	1,249
Univision Communications Inc., Term Loan C3, 4.00% 2020[7,9,10]	16,781	16,838
Volkswagen International Finance NV 2.375% 2017[5]	14,500	14,523
Warner Music Group 5.625% 2022[5]	10,694	11,055
Warner Music Group 6.75% 2022[5]	8,000	8,460
Warner Music Group 5.00% 2023[5]	3,250	3,266
Warner Music Group 4.875% 2024[5]	4,650	4,642
WPP Finance 2010 3.75% 2024	2,000	2,016
The Income Fund of America — Page 12 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	$6,725	$6,893
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[5]	10,313	10,055
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[5]	15,900	15,980
Wynn Macau, Ltd. 5.25% 2021[5]	36,025	36,948
YUM! Brands, Inc. 5.00% 2024[5]	9,945	10,123
ZF Friedrichshafen AG 4.00% 2020[5]	5,065	5,297
ZF Friedrichshafen AG 4.50% 2022[5]	16,795	17,299
ZF Friedrichshafen AG 4.75% 2025[5]	22,595	23,057
		2,090,056
Health care 1.93%
Abbott Laboratories 2.90% 2021	26,060	26,031
Abbott Laboratories 3.40% 2023	9,070	9,062
Abbott Laboratories 3.75% 2026	33,385	33,007
Abbott Laboratories 4.75% 2036	9,120	9,151
Abbott Laboratories 4.90% 2046	18,240	18,451
AbbVie Inc. 2.30% 2021	14,335	14,119
AbbVie Inc. 2.90% 2022	7,200	7,124
AbbVie Inc. 3.20% 2022	2,675	2,684
AbbVie Inc. 3.60% 2025	10,000	9,884
AbbVie Inc. 3.20% 2026	15,275	14,513
AbbVie Inc. 4.50% 2035	5,705	5,629
AbbVie Inc. 4.30% 2036	1,080	1,035
AbbVie Inc. 4.45% 2046	19,140	17,929
Aetna Inc. 1.70% 2018	18,275	18,279
Aetna Inc. 1.90% 2019	21,000	21,028
Aetna Inc. 2.40% 2021	31,295	31,451
Aetna Inc. 2.80% 2023	1,575	1,564
Aetna Inc. 3.20% 2026	12,415	12,435
Aetna Inc. 4.25% 2036	1,855	1,866
Allergan PLC 3.00% 2020	14,890	15,131
Allergan PLC 3.45% 2022	20,180	20,483
Allergan PLC 3.80% 2025	35,940	35,931
Allergan PLC 4.55% 2035	11,250	11,126
Allergan PLC 4.75% 2045	19,865	19,667
Amgen Inc. 1.85% 2021	5,745	5,545
Amgen Inc. 2.70% 2022	5,100	5,085
Amgen Inc. 4.40% 2045	5,305	5,059
Baxalta Inc. 4.00% 2025	10,140	10,192
Bayer AG 2.375% 2019[5]	4,810	4,827
Becton, Dickinson and Co. 2.675% 2019	3,136	3,187
Becton, Dickinson and Co. 4.685% 2044	3,800	3,941
Boston Scientific Corp. 2.85% 2020	7,875	7,983
Boston Scientific Corp. 6.00% 2020	5,375	5,914
Boston Scientific Corp. 3.375% 2022	4,300	4,384
Boston Scientific Corp. 3.85% 2025	11,200	11,299
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,001
Celgene Corp. 3.625% 2024	7,000	7,049
Celgene Corp. 5.00% 2045	9,185	9,531
Centene Corp. 5.625% 2021	29,717	31,271
Centene Corp. 4.75% 2022	49,463	50,452
Centene Corp. 6.125% 2024	9,437	10,050
Centene Corp. 4.75% 2025	24,615	24,353
Community Health Systems Inc. 5.125% 2021	8,130	7,683
The Income Fund of America — Page 13 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Concordia Healthcare Corp., Term Loan B, 5.25% 2021[7,9,10]	$2,269	$1,788
Concordia Healthcare Corp. 9.50% 2022[5]	28,878	12,418
Concordia Healthcare Corp. 7.00% 2023[5]	22,294	8,235
DaVita HealthCare Partners Inc. 5.125% 2024	1,775	1,762
DaVita HealthCare Partners Inc. 5.00% 2025	12,590	12,330
DJO Finance LLC 10.75% 2020	14,473	12,230
DJO Finco Inc. 8.125% 2021[5]	42,900	37,323
EMD Finance LLC 1.70% 2018[5]	18,900	18,848
EMD Finance LLC 2.40% 2020[5]	22,050	22,014
EMD Finance LLC 2.95% 2022[5]	18,600	18,566
EMD Finance LLC 3.25% 2025[5]	29,900	29,294
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[5]	17,135	14,693
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[5]	14,631	12,820
Gilead Sciences, Inc. 1.95% 2022	4,780	4,621
Gilead Sciences, Inc. 2.50% 2023	4,035	3,914
Gilead Sciences, Inc. 2.95% 2027	6,650	6,339
Gilead Sciences, Inc. 4.00% 2036	5,490	5,288
Gilead Sciences, Inc. 4.15% 2047	4,935	4,631
HCA Inc. 3.75% 2019	16,657	16,990
HCA Inc. 6.50% 2020	22,590	24,736
HCA Inc. 4.75% 2023	580	602
HCA Inc. 5.00% 2024	2,080	2,171
HCA Inc. 5.375% 2025	50,000	51,063
HCA Inc. 5.25% 2026	14,150	14,787
HCA Inc. 4.50% 2027	4,625	4,573
Healthsouth Corp. 5.75% 2024	5,425	5,534
Healthsouth Corp. 5.75% 2025	12,892	12,989
Humana Inc. 3.85% 2024	4,400	4,471
Humana Inc. 4.95% 2044	12,800	13,517
Immucor, Inc. 11.125% 2019	3,455	3,274
IMS Health Holdings, Inc. 5.00% 2026[5]	18,050	18,215
inVentiv Health, Inc. 7.50% 2024[5]	9,625	10,130
inVentiv Health, Inc., Term Loan B, 4.75% 2023[7,9,10]	26,508	26,738
Kindred Healthcare, Inc. 8.00% 2020	10,825	10,717
Kindred Healthcare, Inc. 8.75% 2023	7,000	6,396
Kinetic Concepts, Inc. 7.875% 2021[5]	2,925	3,166
Kinetic Concepts, Inc. 9.625% 2021[5]	98,026	105,206
Kinetic Concepts, Inc. 12.50% 2021[5]	40,540	45,405
Laboratory Corporation of America Holdings 4.70% 2045	885	881
Mallinckrodt PLC 4.875% 2020[5]	21,910	21,691
Mallinckrodt PLC 5.75% 2022[5]	2,060	1,921
Mallinckrodt PLC 5.625% 2023[5]	15,430	13,752
McKesson Corp. 2.284% 2019	4,870	4,890
MEDNAX, Inc. 5.25% 2023[5]	2,110	2,184
Medtronic, Inc. 4.375% 2035	3,903	4,090
Medtronic, Inc. 4.625% 2045	11,035	11,774
Merck & Co., Inc. 1.10% 2018	6,710	6,702
Molina Healthcare, Inc. 5.375% 2022	50,688	52,589
Pfizer Inc. 7.20% 2039	1,353	1,955
Quintiles Transnational Corp. 4.875% 2023[5]	32,825	33,358
Roche Holdings, Inc. 2.875% 2021[5]	15,000	15,277
Roche Holdings, Inc. 2.375% 2027[5]	11,810	11,066
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,7,8,9,10]	24,476	24,281
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,7,9,10]	11,707	11,648
The Income Fund of America — Page 14 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,7,9,10]	$9,200	$9,154
Shire PLC 2.40% 2021	32,865	31,966
Shire PLC 2.875% 2023	13,520	12,933
Shire PLC 3.20% 2026	15,145	14,248
St. Jude Medical, Inc. 2.80% 2020	9,100	9,154
Tenet Healthcare Corp. 4.375% 2021	24,495	24,755
Tenet Healthcare Corp. 7.50% 2022[5]	1,825	1,962
Tenet Healthcare Corp. 8.125% 2022	1,864	1,892
Tenet Healthcare Corp. 6.75% 2023	11,056	10,476
Tenet Healthcare Corp., First Lien, 6.25% 2018	2,500	2,641
Tenet Healthcare Corp., First Lien, 4.75% 2020	15,420	15,728
Tenet Healthcare Corp., First Lien, 6.00% 2020	59,900	63,344
Tenet Healthcare Corp., First Lien, 4.50% 2021	21,490	21,705
Teva Pharmaceutical Finance Company BV 1.40% 2018	15,425	15,320
Teva Pharmaceutical Finance Company BV 1.70% 2019	15,730	15,450
Teva Pharmaceutical Finance Company BV 2.20% 2021	18,990	18,143
Teva Pharmaceutical Finance Company BV 2.80% 2023	9,460	8,874
Teva Pharmaceutical Finance Company BV 3.15% 2026	21,400	19,462
Teva Pharmaceutical Finance Company BV 4.10% 2046	12,945	10,885
Thermo Fisher Scientific Inc. 2.40% 2019	6,000	6,065
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,204
Thermo Fisher Scientific Inc. 5.30% 2044	365	410
UnitedHealth Group Inc. 1.40% 2017	6,500	6,502
UnitedHealth Group Inc. 6.00% 2017	12,430	12,654
UnitedHealth Group Inc. 3.35% 2022	7,030	7,256
UnitedHealth Group Inc. 3.75% 2025	5,710	5,937
UnitedHealth Group Inc. 4.625% 2035	1,080	1,175
UnitedHealth Group Inc. 4.75% 2045	1,800	1,979
Valeant Pharmaceuticals International Inc. 7.00% 2020[5]	864	786
VPI Escrow Corp. 6.75% 2018[5]	39,715	39,367
VPI Escrow Corp. 6.375% 2020[5]	87,584	77,402
VPI Escrow Corp. 7.50% 2021[5]	5,665	4,943
VRX Escrow Corp. 5.375% 2020[5]	33,820	29,212
VRX Escrow Corp. 5.875% 2023[5]	14,545	11,145
VRX Escrow Corp. 6.125% 2025[5]	41,070	30,905
WellPoint, Inc. 2.30% 2018	1,370	1,378
WellPoint, Inc. 2.25% 2019	12,500	12,557
Zimmer Holdings, Inc. 2.00% 2018	4,640	4,655
Zimmer Holdings, Inc. 2.70% 2020	10,770	10,836
Zimmer Holdings, Inc. 3.15% 2022	18,860	18,863
Zimmer Holdings, Inc. 3.55% 2025	3,720	3,638
		1,992,200
Financials 1.90%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,498
ACE INA Holdings Inc. 2.875% 2022	9,345	9,426
ACE INA Holdings Inc. 3.15% 2025	5,885	5,878
ACE INA Holdings Inc. 3.35% 2026	1,955	1,971
ACE INA Holdings Inc. 4.35% 2045	1,395	1,460
Allstate Corp. 4.20% 2046	550	555
Ally Financial Inc. 8.00% 2031	6,664	7,947
American Express Co. 6.15% 2017	12,610	12,948
American Express Credit Co. 1.55% 2017	4,525	4,528
Bank of America Corp. 5.75% 2017	8,100	8,375
The Income Fund of America — Page 15 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 5.625% 2020	$9,000	$9,888
Bank of America Corp. 5.00% 2021	3,500	3,800
Bank of America Corp. 2.503% 2022	12,500	12,094
Bank of America Corp. 3.124% 2023	10,500	10,478
Bank of America Corp. 3.248% 2027	34,094	32,151
Bank of America Corp. 3.824% 2028	2,600	2,586
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	5,525	5,775
Bank of America Corp., Series AA, 6.10% (undated)	11,175	11,664
Bank of America Corp., Series DD, 6.30% (undated)	6,560	7,036
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	26,211	27,366
Barclays Bank PLC 3.25% 2021	8,600	8,632
Barclays Bank PLC 3.65% 2025	10,000	9,665
BB&T Corp. 2.45% 2020	19,000	19,178
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,189
Berkshire Hathaway Inc. 2.20% 2021	1,790	1,791
BNP Paribas 4.375% 2026[5]	8,850	8,850
BPCE SA group 2.65% 2021	4,000	3,997
BPCE SA group 2.75% 2021	6,650	6,612
BPCE SA group 5.70% 2023[5]	18,630	19,944
BPCE SA group 5.15% 2024[5]	10,060	10,273
CIT Group Inc. 4.25% 2017	9,000	9,101
CIT Group Inc. 5.00% 2018[5]	11,000	11,179
CIT Group Inc. 3.875% 2019	72,805	74,534
CIT Group Inc., Series C, 5.50% 2019[5]	13,650	14,395
Citigroup Inc. 2.05% 2019	10,500	10,479
Citigroup Inc. 8.50% 2019	4,894	5,571
Citigroup Inc. 2.021% 2021[7]	29,780	29,801
Citigroup Inc. 2.35% 2021	13,000	12,743
Citigroup Inc. 2.70% 2021	10,500	10,448
Citigroup Inc. 2.90% 2021	30,500	30,430
Citigroup Inc. 3.20% 2026	13,970	13,269
Citigroup Inc. 3.887% 2028	19,000	19,017
Citigroup Inc., Series P, 5.95% (undated)	14,683	14,955
Citigroup Inc., Series A, junior subordinated 5.95% (undated)	13,295	13,740
Citigroup Inc., Series Q, junior subordinated 5.95% (undated)	10,675	11,096
Citigroup Inc., Series T, 6.25% (undated)	8,357	8,838
CNA Financial Corp. 3.95% 2024	5,000	5,073
Crédit Agricole SA 3.375% 2022[5]	7,975	7,989
Crédit Agricole SA 4.375% 2025[5]	21,920	21,720
Credit Suisse Group AG 3.45% 2021	8,750	8,830
Credit Suisse Group AG 3.80% 2023	14,925	14,939
Danske Bank AS 2.00% 2021[5]	18,150	17,642
Goldman Sachs Group, Inc. 2.55% 2019	16,200	16,314
Goldman Sachs Group, Inc. 2.60% 2020	7,900	7,941
Goldman Sachs Group, Inc. 2.35% 2021	9,505	9,251
Goldman Sachs Group, Inc. 2.398% 2021[7]	18,526	18,799
Goldman Sachs Group, Inc. 5.25% 2021	3,000	3,289
Goldman Sachs Group, Inc. 3.00% 2022	6,765	6,726
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,443
Goldman Sachs Group, Inc. 3.50% 2026	4,755	4,641
Goldman Sachs Group, Inc. 3.85% 2027	4,405	4,408
Goldman Sachs Group, Inc. 5.30% (undated)	9,875	9,682
HBOS PLC 6.75% 2018[5]	17,300	18,268
HSBC Holdings PLC 2.95% 2021	14,000	14,003
The Income Fund of America — Page 16 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 4.25% 2024	$9,000	$9,111
HSBK (Europe) BV 7.25% 2017[5]	8,790	8,900
Icahn Enterprises Finance Corp. 3.50% 2017	24,075	24,077
Icahn Enterprises Finance Corp. 6.25% 2022[5]	5,850	5,908
Intercontinentalexchange, Inc. 2.50% 2018	12,000	12,164
Intesa Sanpaolo SpA 5.017% 2024[5]	41,610	38,379
iStar Financial Inc. 4.00% 2017	28,625	28,840
iStar Financial Inc. 4.875% 2018	11,575	11,734
iStar Financial Inc., Series B, 9.00% 2017	39,360	40,295
JPMorgan Chase & Co. 1.35% 2017	4,240	4,241
JPMorgan Chase & Co. 2.25% 2020	10,000	10,019
JPMorgan Chase & Co. 2.55% 2020	11,150	11,191
JPMorgan Chase & Co. 2.40% 2021	14,000	13,850
JPMorgan Chase & Co. 3.782% 2028	10,440	10,489
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	36,425	37,518
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	33,363	36,554
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	74,825	77,257
Keybank National Association 2.50% 2019	9,000	9,081
Leucadia National Corp. 5.50% 2023	13,255	14,113
Liberty Mutual Group Inc. 4.25% 2023[5]	4,400	4,623
Liberty Mutual Group Inc., Series A, 7.80% 2087[5]	19,415	22,230
Lloyds Banking Group PLC 3.00% 2022	6,000	5,985
Lloyds Banking Group PLC 4.50% 2024	9,000	9,178
Lloyds Banking Group PLC 4.582% 2025	7,000	7,044
MetLife Global Funding I 2.30% 2019[5]	8,435	8,498
MetLife Global Funding I 2.00% 2020[5]	5,135	5,107
MetLife Global Funding I 2.50% 2020[5]	4,000	4,010
MetLife Capital Trust IV, junior subordinated 7.875% 2067[5]	14,430	18,037
MetLife Capital Trust X, junior subordinated 9.25% 2068[5]	500	694
Metropolitan Life Global Funding I, 3.45% 2026[5]	1,830	1,839
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	11,000	10,708
Morgan Stanley 2.50% 2021	10,500	10,377
Morgan Stanley 2.625% 2021	10,500	10,350
Morgan Stanley 3.875% 2026	11,000	11,089
Morgan Stanley 3.625% 2027	35,150	34,662
Nationwide Mutual Insurance Co. 3.253% 2024[5,7]	8,150	8,043
Navient Corp. 4.875% 2019	20,000	20,188
Navient Corp. 5.50% 2023	10,980	10,362
New York Life Global Funding 1.50% 2019[5]	1,830	1,811
New York Life Global Funding 2.10% 2019[5]	11,000	11,071
New York Life Global Funding 1.95% 2020[5]	1,820	1,813
New York Life Global Funding 1.70% 2021[5]	17,500	16,898
PNC Bank 2.40% 2019	7,825	7,894
PNC Financial Services Group, Inc. 2.854% 2022	8,395	8,386
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,081
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	10,250	11,275
PNC Preferred Funding Trust I, junior subordinated 2.613% (undated)[5,7]	23,800	22,997
Prudential Financial, Inc. 3.50% 2024	9,000	9,178
QBE Insurance Group Ltd. 2.40% 2018[5]	16,910	16,987
Rabobank Nederland 2.25% 2019	8,000	8,042
Rabobank Nederland 2.50% 2021	6,525	6,522
Rabobank Nederland 2.75% 2022	8,725	8,712
Rabobank Nederland 4.625% 2023	8,000	8,462
Rabobank Nederland 4.375% 2025	9,000	9,221
The Income Fund of America — Page 17 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
RBS Capital Trust II 6.425% noncumulative trust (undated)	$6,005	$6,095
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[5]	12,735	14,040
Skandinaviska Enskilda Banken AB 1.875% 2021	11,000	10,632
Skandinaviska Enskilda Banken AB 2.625% 2021	10,500	10,523
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% 2049[5]	67,890	74,364
Société Générale, junior subordinated 5.922% (undated)[5]	45,073	45,242
Starwood Property Trust, Inc. 5.00% 2021[5]	7,275	7,411
Svenska Handelsbanken AB 1.875% 2021	7,270	7,037
Synovus Financial Corp. 7.875% 2019	23,506	26,039
UBS Group AG 2.95% 2020[5]	10,000	10,014
UBS Group AG 4.125% 2025[5]	4,425	4,475
US Bancorp. 2.625% 2022	8,415	8,437
US Bancorp. 3.70% 2024	10,000	10,429
US Bancorp. 2.375% 2026	6,000	5,576
US Bank NA 2.00% 2020	3,500	3,503
Wells Fargo & Co. 2.55% 2020	4,350	4,358
Wells Fargo & Co. 2.10% 2021	10,800	10,515
Wells Fargo & Co. 2.50% 2021	15,000	14,857
Wells Fargo & Co. 4.60% 2021	45,000	48,314
Wells Fargo & Co. 3.069% 2023	10,500	10,494
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	86,566	91,003
		1,959,562
Telecommunication services 1.48%
Altice Financing SA 6.625% 2023[5]	20,555	21,519
Altice Finco SA 6.50% 2022[5]	5,500	5,754
Altice NV 7.50% 2026[5]	2,100	2,222
AT&T Inc. 3.20% 2022	9,895	9,887
AT&T Inc. 4.250% 2027	6,800	6,794
AT&T Inc. 8.25% 2031	2,015	2,787
AT&T Inc. 4.50% 2035	4,000	3,774
AT&T Inc. 5.25% 2037	7,000	6,967
AT&T Inc. 4.75% 2046	6,250	5,731
AT&T Inc. 5.45% 2047	3,400	3,381
AT&T Inc. 4.50% 2048	3,227	2,828
CenturyLink, Inc. 7.50% 2024	13,594	14,427
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	59,899	61,696
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 7.75% 2025[5]	2,225	2,473
Deutsche Telekom International Finance BV 1.95% 2021[5]	6,000	5,793
Deutsche Telekom International Finance BV 2.82% 2022[5]	10,500	10,443
Deutsche Telekom International Finance BV 3.60% 2027[5]	5,000	4,950
Deutsche Telekom International Finance BV 9.25% 2032	8,420	13,155
France Télécom 4.125% 2021	15,000	15,881
France Télécom 9.00% 2031	5,000	7,582
Frontier Communications Corp. 8.125% 2018	1,217	1,318
Frontier Communications Corp. 8.875% 2020	6,450	6,893
Frontier Communications Corp. 9.25% 2021	22,395	23,459
Frontier Communications Corp. 8.75% 2022	1,000	1,015
Frontier Communications Corp. 10.50% 2022	24,075	25,264
Frontier Communications Corp. 7.125% 2023	6,225	5,603
Frontier Communications Corp. 7.625% 2024	20,000	17,750
Frontier Communications Corp. 11.00% 2025	61,986	62,916
Inmarsat PLC 4.875% 2022[5]	24,175	23,812
Inmarsat PLC 6.50% 2024[5]	10,250	10,551
The Income Fund of America — Page 18 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Intelsat Jackson Holding Co. 7.25% 2019	$34,800	$30,080
Intelsat Jackson Holding Co. 7.25% 2020	35,279	27,870
Ligado Networks, Term Loan, 9.75% 2020[7,8,9,10]	93,739	90,801
MetroPCS Wireless, Inc. 6.25% 2021	54,275	56,375
MetroPCS Wireless, Inc. 6.625% 2023	46,600	49,638
Neptune Finco Corp. (Altice NV) 6.625% 2025[5]	1,950	2,133
Neptune Finco Corp. (Altice NV) 10.875% 2025[5]	525	626
Numericable Group SA 6.00% 2022[5]	12,850	13,268
Numericable Group SA 6.25% 2024[5]	2,125	2,146
Numericable Group SA 7.375% 2026[5]	4,375	4,506
Orange SA 5.50% 2044	3,000	3,489
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,022
SoftBank Corp. 4.50% 2020[5]	54,420	55,917
SoftBank Group Corp. 3.36% 2023[5,10]	21,450	21,530
Sprint Capital Corp. 6.90% 2019	5,025	5,377
Sprint Nextel Corp. 9.00% 2018[5]	5,000	5,488
Sprint Nextel Corp. 7.00% 2020	43,350	46,493
Sprint Nextel Corp. 7.25% 2021	36,155	38,776
Sprint Nextel Corp. 11.50% 2021	16,130	20,122
Sprint Nextel Corp. 7.875% 2023	21,488	23,542
Sprint Nextel Corp. 7.125% 2024	14,000	14,805
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,624
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,543
T-Mobile US, Inc. 6.542% 2020	36,700	37,801
T-Mobile US, Inc. 6.731% 2022	3,695	3,852
T-Mobile US, Inc. 6.375% 2025	6,650	7,207
T-Mobile US, Inc. 6.50% 2026	61,400	67,709
Trilogy International Partners, LLC 13.375% 2019[5]	63,800	65,873
Verizon Communications Inc. 1.75% 2021	4,280	4,090
Verizon Communications Inc. 3.00% 2021	2,516	2,527
Verizon Communications Inc. 2.625% 2026	2,150	1,954
Verizon Communications Inc. 4.272% 2036	47,686	44,536
Verizon Communications Inc. 6.00% 2041	28,000	32,219
Verizon Communications Inc. 3.85% 2042	1,402	1,173
Verizon Communications Inc. 4.125% 2046	46,341	40,068
Verizon Communications Inc. 4.522% 2048	78,900	71,554
Wind Acquisition SA 4.75% 2020[5]	75,260	76,953
Wind Acquisition SA 7.375% 2021[5]	65,200	67,964
Windstream Holdings, Inc. 7.75% 2021	44,275	45,391
Zayo Group Holdings, Inc. 5.75% 2027[5]	8,375	8,584
Ziggo Bond Finance BV 5.50% 2027[5]	25,075	24,981
		1,525,232
Industrials 1.09%
3M Co. 2.25% 2026	5,750	5,394
3M Co. 3.125% 2046	1,750	1,548
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,002
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,010
AerCap Holdings NV 2.75% 2017	150	151
European Aeronautic Defence and Space Company 2.70% 2023[5]	885	877
Allison Transmission Holdings, Inc. 5.00% 2024[5]	13,525	13,660
American Airlines, Inc., 5.50% 2019[5]	3,350	3,490
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[10]	7,117	7,593
ABC Supply Co., Inc. 5.625% 2021[5]	325	336
The Income Fund of America — Page 19 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
American Builders & Contractors Supply Co. Inc. 5.75% 2023[5]	$1,740	$1,814
ARAMARK Corp. 5.125% 2024	14,525	15,215
ARAMARK Corp. 5.125% 2024[5]	5,000	5,238
Associated Materials, LLC 9.00% 2024[5]	67,900	69,597
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[5]	14,200	14,573
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[5]	8,250	8,487
Builders Firstsource, Inc. 10.75% 2023[5]	5,200	6,052
Builders FirstSource, Inc. 5.625% 2024[5]	20,230	20,862
CEVA Group PLC 7.00% 2021[2,5]	2,250	1,958
CEVA Group PLC 9.00% 2021[2,5]	1,050	709
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.602% 2021[2,7,9,10]	2,527	2,233
CEVA Logistics Canada, ULC, Term Loan, 6.539% 2021[2,7,9,10]	447	395
CEVA Logistics Holdings BV, Term Loan, 6.539% 2021[2,7,9,10]	2,591	2,290
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.539% 2021[2,7,9,10]	3,574	3,158
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[10]	429	431
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[10]	1,262	1,272
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[10]	117	118
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[10]	61	64
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[10]	8,661	9,078
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[10]	49	51
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021[10]	281	302
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[10]	1	1
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[10]	840	894
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[10]	5,618	5,905
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[10]	1,364	1,463
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[10]	2,749	3,014
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[10]	6	6
Corporate Risk Holdings LLC 9.50% 2019[2,5]	45,000	47,250
Corporate Risk Holdings LLC 13.50% 2020[2,3,5,8]	15,170	16,739
DAE Aviation Holdings, Inc. 10.00% 2023[5]	42,805	45,480
Deck Chassis Acquisition Inc. 10.00% 2023[5]	24,975	26,786
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 2024[10]	4,184	4,749
ERAC USA Finance Co. 5.25% 2020[5]	5,000	5,429
Euramax International, Inc. 12.00% 2020[5]	25,250	27,649
Fortive Corp. 2.35% 2021[5]	2,825	2,788
Gates Global LLC 6.00% 2022[5]	30,675	30,407
Gates Global LLC, Term Loan B, 4.25% 2021[7,9,10]	7,939	7,931
General Electric Capital Corp. 2.342% 2020	13,195	13,239
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,844
General Electric Co. 2.70% 2022	7,750	7,794
General Electric Co. 4.125% 2042	11,000	11,188
General Electric Co. 5.00% (undated)	189,095	196,281
Hardwoods Acquisition Inc 7.50% 2021[5]	17,285	15,297
HD Supply, Inc. 5.25% 2021[5]	14,350	15,157
HDTFS Inc. 6.75% 2019	5,645	5,631
HDTFS Inc. 5.875% 2020	22,750	21,612
HDTFS Inc. 5.50% 2024[5]	9,475	8,006
Honeywell International Inc. 1.85% 2021	5,820	5,697
Honeywell International Inc. 2.50% 2026	3,500	3,295
KLX Inc. 5.875% 2022[5]	5,825	6,124
LMI Aerospace Inc. 7.375% 2019	16,300	16,707
Lockheed Martin Corp. 1.85% 2018	2,535	2,543
Lockheed Martin Corp. 2.50% 2020	3,250	3,279
Lockheed Martin Corp. 3.10% 2023	695	703
The Income Fund of America — Page 20 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 3.55% 2026	$1,480	$1,502
Lockheed Martin Corp. 4.50% 2036	560	593
Lockheed Martin Corp. 4.70% 2046	9,560	10,325
LSC Communications, Inc. 8.75% 2023[5]	18,725	19,755
LSC Communications, Inc., Term Loan B, 7.00% 2022[3,7,9,10]	6,380	6,444
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[5]	25,800	23,542
Navios Maritime Holdings Inc. 7.375% 2022[5]	6,450	4,467
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	7,475	5,840
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	11,250	11,517
Ply Gem Industries, Inc. 6.50% 2022	14,100	14,557
Ply Gem Industries, Inc. 6.50% 2022	13,510	14,135
PrimeSource Building Products Inc 9.00% 2023[5]	2,810	2,880
R.R. Donnelley & Sons Co. 7.625% 2020[2]	3,700	3,941
R.R. Donnelley & Sons Co. 7.875% 2021[2]	23,445	25,262
R.R. Donnelley & Sons Co. 7.00% 2022[2]	1,477	1,473
R.R. Donnelley & Sons Co. 6.50% 2023[2]	14,280	14,032
Roper Technologies, Inc. 2.80% 2021	1,035	1,035
Roper Technologies, Inc. 3.80% 2026	2,500	2,499
Siemens AG 1.70% 2021[5]	11,000	10,589
Siemens AG 2.35% 2026[5]	1,500	1,384
Siemens AG 4.40% 2045[5]	1,000	1,049
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	47,095	40,266
TRAC Intermodal 11.00% 2019	2,535	2,682
TransDigm Inc. 5.50% 2020	27,125	27,362
TransDigm Inc. 6.50% 2024	29,700	29,886
TransDigm Inc. 6.50% 2025	6,650	6,708
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[5,10]	3,142	3,291
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[10]	5,288	5,631
United Rentals, Inc. 5.50% 2025	8,625	8,981
United Rentals, Inc. 5.875% 2026	5,175	5,401
Virgin Australia Holdings Ltd. 8.50% 2019[5]	41,650	43,056
Virgin Australia Holdings Ltd. 7.875% 2021[5]	1,750	1,759
Watco Companies 6.375% 2023[5]	10,670	11,230
		1,123,920
Utilities 0.98%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[5]	2,000	2,067
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[5]	2,000	2,018
AES Corp. 8.00% 2020	14,275	16,505
AES Corp. 7.375% 2021	27,590	31,177
AES Corp. 4.875% 2023	2,000	2,000
AES Corp. 5.50% 2024	8,500	8,649
AES Corp. 5.50% 2025	27,225	27,701
AES Corp. 6.00% 2026	12,910	13,426
American Electric Power Co., Inc. 2.95% 2022	12,065	12,144
American Electric Power Co., Inc. 2.75% 2026	10,000	9,462
Berkshire Hathaway Energy Co. 2.40% 2020	7,749	7,792
Calpine Corp. 6.00% 2022[5]	3,425	3,588
Calpine Corp. 5.375% 2023	14,200	14,058
Calpine Corp. 7.875% 2023[5]	4,486	4,693
Calpine Corp. 5.875% 2024[5]	10,620	11,178
Calpine Corp. 5.25% 2026[5]	4,070	4,121
CMS Energy Corp. 8.75% 2019	6,000	6,898
CMS Energy Corp. 6.25% 2020	13,480	14,975
The Income Fund of America — Page 21 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 5.05% 2022	$9,730	$10,669
CMS Energy Corp. 3.00% 2026	12,000	11,531
CMS Energy Corp. 2.95% 2027	4,000	3,812
Colbun SA 6.00% 2020[5]	2,000	2,169
Colbun SA 4.50% 2024[5]	1,500	1,516
Comision Federal de Electricidad 4.875% 2024[5]	2,000	2,022
Comision Federal de Electricidad 4.75% 2027[5]	370	358
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	13,400	15,012
Consumers Energy Co. 5.65% 2020	4,058	4,459
Consumers Energy Co. 3.375% 2023	841	871
Consumers Energy Co. 3.125% 2024	2,520	2,526
Dominion Resources, Inc. 4.104% 2021	2,000	2,080
Dominion Resources, Inc. 2.75% 2022	156	156
Duke Energy Corp. 1.80% 2021	6,827	6,590
Duke Energy Florida, LLC 3.20% 2027	8,000	8,025
Duke Energy Indiana, Inc. 4.90% 2043	14,785	16,419
Duke Energy Progress Inc. 4.15% 2044	3,935	3,983
Dynegy Finance Inc. 6.75% 2019	11,310	11,663
Dynegy Finance Inc. 7.375% 2022	15,980	15,860
Dynegy Finance Inc. 7.625% 2024	8,915	8,536
E.ON International Finance BV 5.80% 2018[5]	15,000	15,717
EDP Finance BV 4.125% 2020[5]	6,000	6,179
EDP Finance BV 5.25% 2021[5]	22,500	23,988
Electricité de France SA 3.625% 2025[5]	780	782
Electricité de France SA 6.95% 2039[5]	8,000	10,183
Electricité de France SA 4.875% 2044[5]	2,000	2,033
Electricité de France SA 5.25% 2049[5]	26,955	25,742
Emera Inc. 6.75% 2076	45,424	49,739
Emera US Finance LP 2.15% 2019	3,975	3,974
Emera US Finance LP 2.70% 2021	6,505	6,461
Emera US Finance LP 3.55% 2026	3,300	3,243
Empresa Nacional de Electricidad SA 4.25% 2024	900	910
Enel Finance International SA 6.00% 2039[5]	3,000	3,430
Enel Società per Azioni 8.75% 2073[5]	12,000	13,710
Entergy Corp. 5.59% 2024	1,221	1,417
Entergy Corp. 2.40% 2026	5,740	5,398
Entergy Corp. 2.95% 2026	13,058	12,348
Entergy Corp. 4.44% 2026	6	6
Entergy Louisiana, LLC 3.30% 2022	4	4
Eversource Energy 2.50% 2021	2	2
Eversource Energy 2.375% 2022	2,824	2,781
Eversource Energy 2.80% 2023	388	382
Exelon Corp. 2.45% 2021	840	832
Exelon Corp. 3.95% 2025	5,740	5,865
Exelon Corp. 3.40% 2026	12,295	12,031
Exelon Corp. 4.45% 2046	3,400	3,392
FirstEnergy Corp. 7.375% 2031	7,202	9,408
FirstEnergy Corp., Series B, 4.25% 2023	41,767	43,598
Iberdrola Finance Ireland 5.00% 2019[5]	1,060	1,131
Israel Electric Corp. Ltd. 8.10% 2096[5]	4,905	5,800
MidAmerican Energy Co. 5.95% 2017	10,625	10,857
MidAmerican Energy Co. 2.40% 2019	9,000	9,102
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	10,491
Mississippi Power Co. 4.25% 2042	10,000	8,803
The Income Fund of America — Page 22 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	$6,000	$5,988
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	1,490	1,651
New York State Electric & Gas Corp. 3.25% 2026[5]	3,000	2,982
Niagara Mohawk Power Corp. 3.508% 2024[5]	3,150	3,212
Niagara Mohawk Power Corp. 4.278% 2034[5]	2,000	2,039
Northern States Power Co. 4.125% 2044	11,000	11,212
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	2,503	2,446
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	4,075	4,078
NRG Energy, Inc. 6.25% 2022	24,775	25,642
NRG Energy, Inc. 6.625% 2023	2,000	2,070
NRG Energy, Inc. 7.25% 2026[5]	17,575	18,476
NRG Energy, Inc. 6.625% 2027[5]	28,360	28,325
Ohio Power Co., Series G, 6.60% 2033	2,090	2,594
Ohio Power Co., Series D, 6.60% 2033	353	437
Pacific Gas and Electric Co. 3.25% 2021	4,317	4,425
Pacific Gas and Electric Co. 3.25% 2023	5,195	5,301
Pacific Gas and Electric Co. 3.85% 2023	12,825	13,531
Pacific Gas and Electric Co. 3.40% 2024	7,207	7,353
Pacific Gas and Electric Co. 3.75% 2024	602	629
Pacific Gas and Electric Co. 3.75% 2042	1,119	1,065
Pacific Gas and Electric Co. 4.30% 2045	1,900	1,964
Pacific Gas and Electric Co. 4.00% 2046	5,000	4,968
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	5,818
Progress Energy, Inc. 7.00% 2031	8,000	10,594
Progress Energy, Inc. 7.75% 2031	8,000	11,052
Public Service Co. of Colorado 2.25% 2022	3,834	3,765
Public Service Enterprise Group Inc. 2.00% 2021	6,838	6,639
Puget Energy, Inc. 6.50% 2020	6,317	7,121
Puget Energy, Inc. 6.00% 2021	3,945	4,421
Puget Energy, Inc. 5.625% 2022	7,652	8,473
Puget Energy, Inc. 3.65% 2025	884	870
Sierra Pacific Power Co. 2.60% 2026	12,491	11,915
Southern California Edison Co. 1.845% 2022[10]	6,541	6,443
Southern Co. 5.50% 2057	9,655	9,999
Talen Energy Corp. 6.50% 2018	6,500	6,776
Talen Energy Corp. 4.625% 2019[5]	57,035	55,467
Tampa Electric Co. 2.60% 2022	911	889
Tampa Electric Co. 4.35% 2044	8,330	8,330
Teco Finance, Inc. 1.61% 2018[7]	1,360	1,361
Teco Finance, Inc. 5.15% 2020	11,553	12,379
TEX Operations Co. LLC, Term Loan B, 5.00% 2023[7,9,10]	14,209	14,282
TEX Operations Co. LLC, Term Loan C, 5.00% 2023[7,9,10]	3,241	3,257
Veolia Environnement 6.75% 2038	500	633
Virginia Electric and Power Co. 2.95% 2022	5,073	5,176
Virginia Electric and Power Co. 3.45% 2024	560	575
Virginia Electric and Power Co. 3.10% 2025	2,625	2,605
Virginia Electric and Power Co. 2.95% 2026	6,000	5,837
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,625
Xcel Energy Inc. 2.40% 2021	2,836	2,821
Xcel Energy Inc. 6.50% 2036	9,680	12,211
Xcel Energy Inc. 4.80% 2041	712	753
		1,005,923
The Income Fund of America — Page 23 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 0.93%	Principal amount (000)	Value (000)
AK Steel Holding Corp. 7.50% 2023	$1,825	$2,004
Aleris International, Inc. 7.875% 2020	2,850	2,924
Aleris International, Inc. 9.50% 2021[5]	1,175	1,284
Anglo American Capital PLC 4.125% 2021[5]	4,800	4,908
ArcelorMittal 7.25% 2022	22,385	25,351
ArcelorMittal 6.125% 2025	3,825	4,224
ArcelorMittal 7.75% 2041	53,255	58,181
Ball Corp. 4.375% 2020	15,225	16,053
BHP Billiton Finance (USA) Ltd. 3.85% 2023	4,100	4,345
BHP Billiton Finance Ltd. 6.75% 2075[5]	5,000	5,700
CF Industries, Inc. 4.50% 2026[5]	7,285	7,307
CF Industries, Inc. 4.95% 2043	26,745	23,068
Chemours Co. 6.625% 2023	36,185	36,095
Chemours Co. 7.00% 2025	40,090	40,150
Cliffs Natural Resources Inc. 8.00% 2020[5]	1,925	2,012
Cliffs Natural Resources Inc. 8.25% 2020[5]	57,000	61,987
Cliffs Natural Resources Inc. 4.875% 2021	4,945	4,673
CRH America, Inc. 3.875% 2025[5]	2,000	2,045
CRH America, Inc. 5.125% 2045[5]	1,000	1,077
Dow Chemical Co. 5.25% 2041	4,000	4,370
Eastman Chemical Co. 2.70% 2020	12,000	12,146
First Quantum Minerals Ltd. 6.75% 2020[5]	77,005	79,364
First Quantum Minerals Ltd. 7.00% 2021[5]	76,242	78,339
First Quantum Minerals Ltd. 7.25% 2022[5]	7,615	7,824
FMG Resources 3.75% 2019[7,9,10]	2,477	2,495
FMG Resources 9.75% 2022[5]	62,745	73,098
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	26,275	24,698
Freeport-McMoRan Inc. 3.875% 2023	7,000	6,492
Freeport-McMoRan Inc. 6.875% 2023[5]	9,000	9,427
Georgia Gulf Corp. 4.625% 2021	25,425	26,537
Georgia-Pacific Corp. 2.539% 2019[5]	12,000	12,162
Hexion Inc. 13.75% 2022[5]	925	937
Holcim Ltd. 6.00% 2019[5]	1,607	1,766
Holcim Ltd. 5.15% 2023[5]	12,595	13,886
Huntsman International LLC 4.875% 2020	18,750	19,453
International Paper Co. 7.30% 2039	5,615	7,318
Monsanto Co. 4.40% 2044	13,090	12,886
Novelis Corp. 6.25% 2024[5]	5,150	5,453
Novelis Corp. 5.875% 2026[5]	15,300	15,625
Owens-Illinois, Inc. 5.00% 2022[5]	3,360	3,486
Owens-Illinois, Inc. 5.875% 2023[5]	12,780	13,475
Owens-Illinois, Inc. 6.375% 2025[5]	5,225	5,568
Paperworks Industries Inc. 9.50% 2019[5]	2,458	2,132
Platform Specialty Products Corp. 10.375% 2021[5]	19,991	22,290
Praxair, Inc. 2.25% 2020	6,287	6,280
Rayonier Advanced Materials Inc. 5.50% 2024[5]	31,065	29,356
Reynolds Group Inc. 5.75% 2020	32,935	33,950
Reynolds Group Inc. 6.875% 2021[10]	3,241	3,323
Rio Tinto Finance PLC 3.75% 2025	4,150	4,311
Rio Tinto PLC 4.125% 2042	4,340	4,323
Ryerson Inc. 11.00% 2022[5]	61,727	68,943
Smurfit Capital Funding PLC 7.50% 2025	2,425	2,843
Summit Materials, Inc. 8.50% 2022	875	982
Summit Materials, Inc. 6.125% 2023	9,325	9,675
The Income Fund of America — Page 24 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Teck Resources Ltd. 5.20% 2042	$1,000	$935
Tembec Industries Inc. 9.00% 2019[5]	7,520	7,652
United States Steel Corp. 7.375% 2020	1,200	1,291
United States Steel Corp. 8.375% 2021[5]	3,000	3,337
Vale Overseas Ltd. 5.875% 2021	4,245	4,553
Vale Overseas Ltd. 4.375% 2022	1,305	1,320
Vale Overseas Ltd. 6.25% 2026	2,370	2,554
Xstrata Canada Financial Corp. 4.95% 2021[5]	2,100	2,261
Zekelman Industries Inc. 9.875% 2023[5]	6,435	7,288
Zekelman Industries Inc., Term Loan B, 6.00% 2021[7,9,10]	3,980	4,029
		963,821
Information technology 0.82%
Analog Devices, Inc. 2.50% 2021	1,450	1,437
Analog Devices, Inc. 3.125% 2023	2,000	1,990
Analog Devices, Inc. 3.50% 2026	1,885	1,857
Apple Inc. 1.55% 2021	13,040	12,610
Apple Inc. 2.25% 2021	10,250	10,256
Apple Inc. 2.45% 2026	3,500	3,272
Blackboard Inc. 9.75% 2021[5]	258	265
Blackboard Inc., Term Loan B4, 6.023% 2021[7,9,10]	3,176	3,192
BMC Software, Inc. 9.00% 2019[5,8]	525	512
BMC Software, Inc. 8.125% 2021[5]	22,150	21,486
BMC Software, Inc., Term Loan B, 5.00% 2020[7,9,10]	1,045	1,044
Broadcom Ltd. 3.00% 2022[5]	33,750	33,637
Broadcom Ltd. 3.625% 2024[5]	25,750	25,726
Broadcom Ltd. 3.875% 2027[5]	31,445	31,347
Camelot Finance SA 7.875% 2024[5]	15,995	16,955
Camelot Finance SA, Term Loan B, 4.75% 2023[7,9,10]	13,267	13,398
Cisco Systems, Inc. 1.85% 2021	9,300	9,086
Dell Inc. 2.65% 2020	26,975	26,176
Dell Inc. 4.42% 2021[5]	6,540	6,833
Dell Inc. 5.45% 2023[5]	25,000	26,884
Dell Inc. 8.35% 2046[5]	9,895	12,394
EchoStar Corp. 6.625% 2026[5]	17,800	18,468
Ellucian, Inc. 9.00% 2023[5]	775	825
First Data Corp. 6.75% 2020[5]	2,441	2,523
First Data Corp. 5.375% 2023[5]	10,950	11,306
First Data Corp. 7.00% 2023[5]	113,375	120,461
First Data Corp. 5.00% 2024[5]	8,325	8,439
First Data Corp. 5.75% 2024[5]	7,650	7,908
Genesys Telecommunications Laboratories, Inc., Term Loan B, 5.00% 2023[7,9,10]	4,825	4,886
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[5]	10,400	11,258
Gogo Inc. 12.50% 2022[5]	41,325	44,734
Harris Corp. 2.70% 2020	1,315	1,315
Harris Corp. 3.832% 2025	740	755
Harris Corp. 4.854% 2035	2,775	2,947
Harris Corp. 5.054% 2045	5,735	6,221
Infor (US), Inc. 6.50% 2022	2,000	2,063
Infor Inc. 5.75% 2020[5]	5,375	5,610
Jabil Circuit, Inc. 8.25% 2018	20,925	22,379
Jabil Circuit, Inc. 5.625% 2020	10,650	11,527
JDA Software Group, Inc. 7.375% 2024[5]	2,925	3,079
JDA Software Group, Inc., Term Loan B, 4.50% 2023[7,9,10]	9,500	9,559
The Income Fund of America — Page 25 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Kronos Inc., Term Loan B, 5.00% 2023[7,9,10]	$8,410	$8,507
Kronos Inc., Term Loan B, 9.25% 2024[7,9,10]	34,170	35,355
Microsoft Corp. 1.55% 2021	26,630	25,790
Microsoft Corp. 2.40% 2022	18,945	18,950
Microsoft Corp. 2.65% 2022	6,000	6,010
Microsoft Corp. 2.875% 2024	21,285	21,253
Microsoft Corp. 2.40% 2026	3,000	2,797
Microsoft Corp. 3.30% 2027	21,215	21,262
Microsoft Corp. 4.20% 2035	6,000	6,199
Microsoft Corp. 3.70% 2046	1,750	1,610
Microsoft Corp. 4.25% 2047	2,750	2,783
NXP BV and NXP Funding LLC 4.125% 2020[5]	21,000	21,788
NXP BV and NXP Funding LLC 4.125% 2021[5]	11,600	12,005
Oracle Corp. 1.90% 2021	7,250	7,085
Oracle Corp. 2.65% 2026	19,500	18,382
Oracle Corp. 4.00% 2046	1,650	1,552
Qorvo, Inc. 7.00% 2025	15,875	17,621
Seagate Technology LLC 4.75% 2023	12,550	12,683
Solera Holdings, Inc. 10.50% 2024[5]	18,800	21,432
Visa Inc. 3.15% 2025	8,000	7,989
Western Digital Corp. 7.375% 2023[5]	7,175	7,919
Western Digital Corp. 10.50% 2024[5]	3,500	4,134
Western Digital Corp., Term Loan B1, 4.526% 2023[7,9,10]	3,980	4,032
		843,758
Real estate 0.51%
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	796
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,600	1,630
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,200	2,262
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,371
American Campus Communities, Inc. 3.35% 2020	3,380	3,444
American Campus Communities, Inc. 3.75% 2023	3,985	4,042
American Campus Communities, Inc. 4.125% 2024	19,700	20,214
American Tower Corp. 3.40% 2019	6,400	6,561
American Tower Corp. 7.25% 2019	15,025	16,468
Brandywine Operating Partnership, LP 5.70% 2017	20	20
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,722
Communications Sales & Leasing, Inc. 6.00% 2023[5]	17,350	18,261
Communications Sales & Leasing, Inc. 8.25% 2023	17,213	18,762
Corporate Office Properties LP 3.60% 2023	320	312
Corporate Office Properties LP 5.25% 2024	9,630	10,148
Corporate Office Properties LP 5.00% 2025	4,145	4,306
Crescent Resources 8.875% 2021[5]	1,200	1,251
Crown Castle International Corp. 4.875% 2022	9,800	10,560
DCT Industrial Trust Inc. 4.50% 2023	5,570	5,729
DDR Corp. 3.625% 2025	5,000	4,822
Developers Diversified Realty Corp. 7.50% 2017	38,667	39,053
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,130
Developers Diversified Realty Corp. 7.875% 2020	6,505	7,576
EPR Properties 4.50% 2025	7,945	7,851
EPR Properties 4.75% 2026	9,810	9,753
ERP Operating LP 7.125% 2017	10,000	10,388
Essex Portfolio L.P. 3.625% 2022	9,550	9,806
Essex Portfolio L.P. 3.25% 2023	4,400	4,391
The Income Fund of America — Page 26 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Essex Portfolio L.P. 3.875% 2024	$5,900	$6,015
Gaming and Leisure Properties, Inc. 4.375% 2021	1,700	1,772
Gaming and Leisure Properties, Inc. 5.375% 2026	11,400	11,899
Hospitality Properties Trust 6.70% 2018	12,625	12,915
Hospitality Properties Trust 4.25% 2021	20,500	21,249
Hospitality Properties Trust 5.00% 2022	6,500	6,849
Hospitality Properties Trust 4.50% 2023	11,060	11,241
Hospitality Properties Trust 4.50% 2025	5,940	5,814
Host Hotels & Resorts LP 4.50% 2026	5,675	5,826
Iron Mountain Inc. 6.00% 2020[2,5]	30,925	32,471
Iron Mountain Inc. 6.00% 2023[2]	950	1,012
Iron Mountain Inc. 5.75% 2024[2]	4,325	4,412
iStar Financial Inc. 5.00% 2019	14,275	14,534
Kimco Realty Corp. 6.875% 2019	10,000	11,239
Kimco Realty Corp. 3.40% 2022	5,460	5,551
Kimco Realty Corp. 2.70% 2024	3,090	2,959
Prologis, Inc. 4.25% 2023	25,000	26,642
Realogy Corp. 4.50% 2019[5]	29,400	30,466
Realogy Corp. 5.25% 2021[5]	27,600	28,566
Realogy Corp. 4.875% 2023[5]	7,825	7,668
Scentre Group 2.375% 2021[5]	4,575	4,510
Scentre Group 3.25% 2025[5]	3,140	3,052
Scentre Group 3.50% 2025[5]	10,455	10,363
Select Income REIT 3.60% 2020	5,775	5,817
Select Income REIT 4.15% 2022	3,300	3,297
WEA Finance LLC 2.70% 2019[5]	8,525	8,627
WEA Finance LLC 3.25% 2020[5]	10,195	10,397
WEA Finance LLC 3.75% 2024[5]	4,400	4,463
		526,255
Consumer staples 0.40%
Altria Group, Inc. 9.25% 2019	18,542	21,833
Altria Group, Inc. 2.625% 2020	10,420	10,571
Altria Group, Inc. 4.00% 2024	1,500	1,575
Altria Group, Inc. 2.625% 2026	1,100	1,035
Altria Group, Inc. 9.95% 2038	23,500	39,522
Altria Group, Inc. 4.25% 2042	20,000	19,405
Altria Group, Inc. 4.50% 2043	4,000	4,053
Altria Group, Inc. 5.375% 2044	2,595	2,955
Altria Group, Inc. 3.875% 2046	2,595	2,385
Anheuser-Busch InBev NV 7.75% 2019	25,000	27,816
Anheuser-Busch InBev NV 2.65% 2021	2,875	2,895
Anheuser-Busch InBev NV 4.95% 2042	7,000	7,604
Anheuser-Busch InBev NV 4.90% 2046	2,215	2,381
BJ’s Wholesale Club, Term Loan B, 4.75% 2024[7,9,10]	7,705	7,731
BJ’s Wholesale Club, Term Loan, 8.50% 2025[7,9,10]	7,820	7,957
British American Tobacco International Finance PLC 3.95% 2025[5]	8,000	8,178
Constellation Brands, Inc. 3.875% 2019	6,000	6,272
Constellation Brands, Inc. 6.00% 2022	2,825	3,235
CVS Health Corp. 2.125% 2021	4,010	3,925
CVS Health Corp. 2.875% 2026	3,795	3,605
Imperial Tobacco Finance PLC 3.50% 2023[5]	10,000	10,150
Kraft Foods Inc. 5.00% 2042	30,000	30,755
Kraft Heinz Co. 4.375% 2046	4,555	4,276
The Income Fund of America — Page 27 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Molson Coors Brewing Co. 1.45% 2019	$4,245	$4,190
Molson Coors Brewing Co. 2.10% 2021	5,475	5,345
Molson Coors Brewing Co. 3.00% 2026	6,255	5,895
Molson Coors Brewing Co. 4.20% 2046	4,200	3,894
Mondelez International, Inc. 1.625% 2019[5]	6,000	5,912
PepsiCo, Inc. 1.70% 2021	2,630	2,559
PepsiCo, Inc. 2.375% 2026	1,100	1,037
PepsiCo, Inc. 3.45% 2046	1,500	1,359
Pernod Ricard SA 4.45% 2022[5]	9,500	10,122
Philip Morris International Inc. 3.60% 2023	7,245	7,522
Philip Morris International Inc. 4.25% 2044	2,000	1,958
Reynolds American Inc. 2.30% 2018	1,990	2,003
Reynolds American Inc. 3.25% 2020	5,510	5,655
Reynolds American Inc. 3.25% 2022	6,150	6,208
Reynolds American Inc. 4.00% 2022	890	931
Reynolds American Inc. 4.45% 2025	22,110	23,146
Reynolds American Inc. 5.70% 2035	3,760	4,315
Reynolds American Inc. 6.15% 2043	1,820	2,175
Reynolds American Inc. 5.85% 2045	10,200	11,896
The JM Smucker Co. 3.00% 2022	2,850	2,887
Walgreens Boots Alliance, Inc. 2.60% 2021	16,805	16,791
Walgreens Boots Alliance, Inc. 3.30% 2021	13,000	13,281
Walgreens Boots Alliance, Inc. 3.10% 2023	900	899
Walgreens Boots Alliance, Inc. 3.45% 2026	1,770	1,729
Walgreens Boots Alliance, Inc. 4.65% 2046	1,045	1,050
Wal-Mart Stores, Inc. 3.30% 2024	10,755	11,055
WM. Wrigley Jr. Co 2.40% 2018[5]	1,200	1,212
WM. Wrigley Jr. Co 2.90% 2019[5]	1,285	1,308
WM. Wrigley Jr. Co 3.375% 2020[5]	22,500	23,214
		409,662
Total corporate bonds & notes		14,745,926
U.S. Treasury bonds & notes 5.19% U.S. Treasury 4.80%
U.S. Treasury 0.625% 2018	53,360	53,137
U.S. Treasury 0.75% 2018[11]	170,000	169,655
U.S. Treasury 1.125% 2018	4,000	4,007
U.S. Treasury 0.875% 2019	93,000	92,073
U.S. Treasury 0.875% 2019	86,000	84,869
U.S. Treasury 1.00% 2019	25,000	24,860
U.S. Treasury 1.50% 2019	18,000	18,074
U.S. Treasury 1.625% 2019	13,640	13,742
U.S. Treasury 1.75% 2019	56,000	56,502
U.S. Treasury 3.625% 2019	90,000	95,061
U.S. Treasury 1.25% 2020	180,000	178,769
U.S. Treasury 1.375% 2020	85,000	84,040
U.S. Treasury 1.375% 2020	43,000	42,786
U.S. Treasury 1.375% 2020	40,000	39,591
U.S. Treasury 1.50% 2020	22,000	21,938
U.S. Treasury 1.125% 2021	36,000	34,838
U.S. Treasury 1.375% 2021	139,000	136,979
U.S. Treasury 1.75% 2022	118,672	116,586
U.S. Treasury 2.00% 2022	104,000	103,397
The Income Fund of America — Page 28 of 38

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2023	$137,270	$130,115
U.S. Treasury 2.25% 2023	126,750	126,799
U.S. Treasury 6.25% 2023	44,000	55,010
U.S. Treasury 2.00% 2025	482,035	466,851
U.S. Treasury 1.50% 2026	127,191	116,899
U.S. Treasury 1.625% 2026	91,701	85,654
U.S. Treasury 2.00% 2026	113,314	108,888
U.S. Treasury 5.50% 2028	52,000	67,316
U.S. Treasury 4.50% 2036	36,185	45,729
U.S. Treasury 4.625% 2040	15,150	19,372
U.S. Treasury 4.375% 2041	20,800	25,771
U.S. Treasury 4.75% 2041	30,900	40,307
U.S. Treasury 2.75% 2042	16,275	15,416
U.S. Treasury 2.75% 2042	10,900	10,330
U.S. Treasury 3.125% 2043	33,675	34,182
U.S. Treasury 3.00% 2044	161,350	159,696
U.S. Treasury 3.125% 2044	131,950	133,813
U.S. Treasury 3.375% 2044	148,415	157,675
U.S. Treasury 2.50% 2045	49,975	44,621
U.S. Treasury 2.875% 2045	929,150	895,468
U.S. Treasury 3.00% 2045	115,091	113,671
U.S. Treasury 3.00% 2045	51,200	50,608
U.S. Treasury 2.25% 2046	99,052	83,287
U.S. Treasury 2.50% 2046	249,817	222,347
U.S. Treasury 2.50% 2046	174,666	155,378
U.S. Treasury 2.875% 2046	214,595	207,134
		4,943,241
U.S. Treasury inflation-protected securities 0.39%
U.S. Treasury Inflation-Protected Security 0.125% 2021[12]	34,625	35,137
U.S. Treasury Inflation-Protected Security 0.625% 2024[12]	62,066	63,893
U.S. Treasury Inflation-Protected Security 0.375% 2025[12]	54,483	54,804
U.S. Treasury Inflation-Protected Security 0.625% 2026[12]	46,686	47,636
U.S. Treasury Inflation-Protected Security 0.375% 2027[12]	39,966	39,900
U.S. Treasury Inflation-Protected Security 1.375% 2044[12]	82,670	91,580
U.S. Treasury Inflation-Protected Security 1.00% 2046[12]	71,490	72,950
		405,900
Total U.S. Treasury bonds & notes		5,349,141
Mortgage-backed obligations 1.77%
Aventura Mall Trust, Series A, 3.743% 2032[5,7,10]	4,900	5,165
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A4, 5.602% 2049[7,10]	364	364
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[5,10]	10,675	10,935
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 2035[10]	4,603	4,017
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.195% 2047[7,10]	3,265	2,397
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[10]	1,003	1,024
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7,10]	8,000	8,092
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class AM, 5.615% 2049[7,10]	10,000	10,031
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.616% 2031[5,7,10]	4,929	4,939
Fannie Mae 5.50% 2018[10]	6	6
Fannie Mae 6.00% 2021[10]	90	96
Fannie Mae 4.50% 2024[10]	1,347	1,423
The Income Fund of America — Page 29 of 38

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.50% 2024[10]	$124	$134
Fannie Mae 4.50% 2025[10]	1,212	1,278
Fannie Mae 4.50% 2025[10]	811	861
Fannie Mae 4.50% 2025[10]	791	835
Fannie Mae 4.50% 2025[10]	593	626
Fannie Mae 6.00% 2026[10]	2,281	2,575
Fannie Mae 7.00% 2026[10]	374	425
Fannie Mae 2.50% 2027[10]	1,100	1,112
Fannie Mae 2.50% 2027[10]	835	845
Fannie Mae 2.50% 2027[10]	810	820
Fannie Mae 2.50% 2027[10]	640	647
Fannie Mae 2.50% 2027[10]	467	472
Fannie Mae 2.50% 2027[10]	406	411
Fannie Mae 2.50% 2027[10]	374	379
Fannie Mae 2.50% 2028[10]	27,871	28,178
Fannie Mae 2.50% 2028[10]	10,089	10,208
Fannie Mae 2.50% 2028[10]	1,459	1,475
Fannie Mae 2.50% 2028[10]	1,298	1,312
Fannie Mae 2.50% 2028[10]	1,154	1,167
Fannie Mae 2.50% 2028[10]	1,054	1,066
Fannie Mae 2.50% 2028[10]	1,041	1,053
Fannie Mae 2.50% 2028[10]	959	970
Fannie Mae 2.50% 2028[10]	913	924
Fannie Mae 2.50% 2028[10]	680	687
Fannie Mae 2.50% 2028[10]	642	649
Fannie Mae 2.50% 2028[10]	567	573
Fannie Mae 2.50% 2028[10]	530	537
Fannie Mae 2.50% 2028[10]	438	443
Fannie Mae 2.50% 2028[10]	401	406
Fannie Mae 2.50% 2028[10]	389	389
Fannie Mae 2.50% 2028[10]	385	388
Fannie Mae 2.50% 2028[10]	351	355
Fannie Mae 2.50% 2028[10]	347	351
Fannie Mae 2.50% 2028[10]	347	347
Fannie Mae 2.50% 2028[10]	335	339
Fannie Mae 2.50% 2028[10]	331	335
Fannie Mae 2.50% 2028[10]	320	324
Fannie Mae 2.50% 2028[10]	234	237
Fannie Mae 2.50% 2028[10]	79	80
Fannie Mae 2.50% 2028[10]	44	44
Fannie Mae 6.00% 2028[10]	2,463	2,779
Fannie Mae 7.00% 2028[10]	858	982
Fannie Mae 7.00% 2028[10]	168	191
Fannie Mae 2.50% 2031[10]	28,972	29,003
Fannie Mae 2.50% 2032[10]	69,528	69,603
Fannie Mae 2.50% 2032[6,10]	44,500	44,437
Fannie Mae 5.50% 2033[10]	366	409
Fannie Mae 3.00% 2035[10]	3,223	3,252
Fannie Mae 3.50% 2035[10]	2,409	2,493
Fannie Mae 5.50% 2035[10]	337	376
Fannie Mae 5.50% 2036[10]	2,180	2,440
Fannie Mae 6.00% 2036[10]	745	843
Fannie Mae 6.00% 2036[10]	625	707
Fannie Mae 6.00% 2036[10]	178	201
Fannie Mae 6.00% 2037[10]	9,830	11,125
The Income Fund of America — Page 30 of 38

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.00% 2037[10]	$1,704	$1,947
Fannie Mae 6.00% 2037[10]	1,147	1,298
Fannie Mae 6.00% 2037[10]	87	95
Fannie Mae 6.50% 2037[10]	581	667
Fannie Mae 6.50% 2037[10]	513	580
Fannie Mae 6.50% 2037[10]	369	417
Fannie Mae 6.50% 2037[10]	111	127
Fannie Mae 7.00% 2037[10]	283	311
Fannie Mae 7.00% 2037[10]	98	107
Fannie Mae 7.50% 2037[10]	182	203
Fannie Mae 7.50% 2037[10]	112	120
Fannie Mae 7.50% 2037[10]	86	92
Fannie Mae 5.50% 2038[10]	474	529
Fannie Mae 6.00% 2038[10]	2,274	2,568
Fannie Mae 6.00% 2038[10]	1,444	1,635
Fannie Mae 6.00% 2038[10]	1,156	1,322
Fannie Mae 4.50% 2039[10]	18,620	20,171
Fannie Mae 6.00% 2039[10]	1,366	1,541
Fannie Mae 6.50% 2039[10]	441	504
Fannie Mae 4.00% 2040[10]	9,548	10,077
Fannie Mae 4.00% 2040[10]	5,289	5,570
Fannie Mae 4.00% 2040[10]	400	423
Fannie Mae 4.50% 2040[10]	54	58
Fannie Mae 4.50% 2040[10]	37	40
Fannie Mae 5.00% 2040[10]	5,931	6,478
Fannie Mae 4.00% 2041[10]	8,031	8,488
Fannie Mae 4.00% 2041[10]	6,286	6,644
Fannie Mae 4.00% 2041[10]	611	646
Fannie Mae 4.00% 2041[10]	366	387
Fannie Mae 4.00% 2041[10]	301	318
Fannie Mae 4.00% 2041[10]	197	209
Fannie Mae 4.50% 2041[10]	172	185
Fannie Mae 5.00% 2041[10]	380	416
Fannie Mae 5.00% 2041[10]	355	389
Fannie Mae 5.00% 2041[10]	272	298
Fannie Mae 5.00% 2041[10]	230	251
Fannie Mae 3.50% 2042[10]	14,687	15,086
Fannie Mae 4.00% 2042[10]	7,138	7,544
Fannie Mae 4.00% 2042[10]	2,994	3,168
Fannie Mae 4.00% 2042[10]	1,028	1,088
Fannie Mae 4.00% 2043[10]	8,194	8,678
Fannie Mae 4.00% 2043[10]	7,753	8,210
Fannie Mae 4.00% 2043[10]	3,283	3,483
Fannie Mae 4.00% 2043[10]	3,123	3,308
Fannie Mae 4.00% 2043[10]	2,875	3,045
Fannie Mae 4.00% 2043[10]	2,790	2,954
Fannie Mae 4.00% 2043[10]	2,576	2,733
Fannie Mae 4.00% 2043[10]	2,116	2,240
Fannie Mae 3.50% 2045[10]	16,805	17,250
Fannie Mae 4.00% 2045[10]	62,239	65,346
Fannie Mae 4.00% 2045[10]	52,175	55,119
Fannie Mae 4.00% 2045[10]	8,411	8,888
Fannie Mae 3.00% 2046[10]	75,134	74,413
Fannie Mae 3.50% 2046[10]	30,022	30,809
Fannie Mae 3.50% 2046[10]	9,669	9,889
The Income Fund of America — Page 31 of 38

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2046[10]	$9,339	$9,551
Fannie Mae 3.50% 2046[10]	1,620	1,656
Fannie Mae 4.00% 2046[10]	24,515	25,741
Fannie Mae 4.00% 2046[10]	22,815	23,955
Fannie Mae 4.00% 2046[10]	18,195	19,105
Fannie Mae 4.00% 2046[10]	7,323	7,689
Fannie Mae 4.00% 2046[10]	5,775	6,063
Fannie Mae 4.00% 2046[10]	3,860	4,053
Fannie Mae 4.50% 2046[10]	20,830	22,435
Fannie Mae 4.50% 2046[10]	6,085	6,549
Fannie Mae 3.50% 2047[6,10]	6,000	6,131
Fannie Mae 4.00% 2047[6,10]	68,962	72,211
Fannie Mae 4.50% 2047[6,10]	8,000	8,583
Fannie Mae 6.50% 2047[10]	466	519
Fannie Mae 6.50% 2047[10]	330	367
Fannie Mae 6.50% 2047[10]	288	321
Fannie Mae 6.50% 2047[10]	182	203
Fannie Mae 6.50% 2047[10]	122	136
Fannie Mae 6.50% 2047[10]	78	87
Fannie Mae 7.00% 2047[10]	518	585
Fannie Mae 7.00% 2047[10]	286	323
Fannie Mae 7.00% 2047[10]	191	216
Fannie Mae 7.00% 2047[10]	100	113
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7,10]	4,285	4,240
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[10]	12,231	12,197
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[10]	7,000	7,064
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7,10]	8,367	8,672
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[7,10]	9,215	9,600
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[7,10]	7,990	8,178
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.471% 2024[7,10]	10,000	10,436
Fannie Mae, Series 2001-4, Class GA, 9.342% 2025[7,10]	49	55
Fannie Mae, Series 2001-4, Class NA, 9.644% 2025[7,10]	1	1
Fannie Mae, Series 2001-20, Class E, 9.586% 2031[7,10]	49	53
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[10]	3,539	3,884
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[10]	1,947	2,131
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[10]	319	363
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[10]	318	362
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[10]	208	240
Fannie Mae, Series 2002-W1, Class 2A, 6.157% 2042[7,10]	535	608
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B1, 7.75% 2027[10]	7	7
Freddie Mac 5.00% 2023[10]	1,489	1,584
Freddie Mac 5.00% 2023[10]	1,474	1,569
Freddie Mac 5.00% 2023[10]	1,329	1,416
Freddie Mac 5.00% 2023[10]	518	555
Freddie Mac 3.50% 2034[10]	12,201	12,632
Freddie Mac 3.00% 2035[10]	11,718	11,829
Freddie Mac 3.50% 2035[10]	24,791	25,685
Freddie Mac 3.50% 2035[10]	19,971	20,691
Freddie Mac 3.50% 2035[10]	3,304	3,423
Freddie Mac 4.50% 2035[10]	10,111	10,911
Freddie Mac 5.50% 2037[10]	385	427
Freddie Mac 5.50% 2038[10]	1,201	1,332
Freddie Mac 6.50% 2038[10]	1,173	1,323
Freddie Mac 4.50% 2039[10]	922	993
Freddie Mac 5.00% 2039[10]	2,428	2,691
The Income Fund of America — Page 32 of 38

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.00% 2039[10]	$1,546	$1,707
Freddie Mac 5.00% 2039[10]	875	951
Freddie Mac 5.50% 2039[10]	577	640
Freddie Mac 4.50% 2040[10]	21,671	23,343
Freddie Mac 4.00% 2041[10]	1,672	1,768
Freddie Mac 4.50% 2041[10]	1,953	2,104
Freddie Mac 4.50% 2041[10]	1,901	2,052
Freddie Mac 4.50% 2041[10]	1,343	1,445
Freddie Mac 5.00% 2041[10]	146	160
Freddie Mac 4.50% 2042[10]	3,466	3,737
Freddie Mac 4.50% 2042[10]	2,028	2,184
Freddie Mac 4.00% 2043[10]	5,368	5,682
Freddie Mac 4.00% 2043[10]	5,228	5,528
Freddie Mac 4.00% 2043[10]	4,402	4,660
Freddie Mac 4.00% 2043[10]	3,133	3,317
Freddie Mac 4.00% 2043[10]	2,683	2,849
Freddie Mac 4.00% 2043[10]	1,939	2,039
Freddie Mac 3.50% 2045[10]	31,658	32,576
Freddie Mac 4.00% 2045[10]	31,480	33,305
Freddie Mac 3.50% 2046[10]	56,496	57,739
Freddie Mac 3.50% 2046[10]	43,199	44,130
Freddie Mac 3.50% 2046[10]	14,096	14,406
Freddie Mac 4.00% 2046[10]	54,358	57,038
Freddie Mac 4.00% 2046[10]	25,528	26,875
Freddie Mac 4.00% 2046[10]	18,250	19,239
Freddie Mac 4.00% 2046[10]	15,520	16,361
Freddie Mac 4.00% 2046[10]	13,298	13,963
Freddie Mac 4.50% 2046[10]	14,985	16,145
Freddie Mac 4.50% 2046[10]	6,009	6,472
Freddie Mac 3.50% 2047[6,10]	11,500	11,742
Freddie Mac 3.50% 2047[10]	1,940	1,990
Freddie Mac, Series 2890, Class KT, 4.50% 2019[10]	5,888	6,033
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[10]	8,000	8,004
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[10]	8,280	8,303
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[10]	7,000	7,104
Freddie Mac, Series 2289, Class NB, 9.00% 2022[7,10]	5	6
Freddie Mac, Series 2013-DN2, Class M1, 2.221% 2023[7,10]	1,003	1,008
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[10]	10,030	10,256
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[10]	9,800	10,172
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[7,10]	9,150	9,686
Freddie Mac, Series 2013-DN1, Class M1, 4.171% 2023[7,10]	1,345	1,368
Freddie Mac, Series 2014-HQ2, Class M1, 2.221% 2024[7,10]	1,424	1,430
Freddie Mac, Series 2014-HQ2, Class M2, 2.971% 2024[7,10]	5,815	5,960
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[10]	26,000	26,641
Freddie Mac, Series 2014-DN4, Class M2, 3.171% 2024[7,10]	912	916
Freddie Mac, Series 2015-HQ2, Class M2, 2.721% 2025[7,10]	3,600	3,663
Freddie Mac, Series K049, Class A2, multifamily 3.01% 2025[10]	15,000	15,253
Freddie Mac, Series 3257, Class PA, 5.50% 2036[10]	3,949	4,435
Freddie Mac, Series 3286, Class JN, 5.50% 2037[10]	3,106	3,409
Freddie Mac, Series 3318, Class JT, 5.50% 2037[10]	1,769	1,942
Government National Mortgage Assn. 10.00% 2021[10]	113	121
Government National Mortgage Assn. 10.00% 2025[10]	86	91
Government National Mortgage Assn. 4.50% 2041[10]	1,135	1,221
Government National Mortgage Assn. 4.50% 2045[10]	6,025	6,467
Government National Mortgage Assn. 4.50% 2046[10]	2,303	2,473
The Income Fund of America — Page 33 of 38

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2047[10]	$17,488	$18,803
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[7,10]	7,879	8,026
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA1, 4.50% 2019[10]	256	254
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.033% 2036[7,10]	4,906	4,261
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[10]	11,529	11,524
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A1A, 5.734% 2049[7,10]	9,327	9,367
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.734% 2049[7,10]	7,382	7,400
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A4, 5.716% 2051[10]	3,686	3,760
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class AM, 6.044% 2051[7,10]	20,950	21,372
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5,10]	3,195	3,385
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, 5.387% 2040[10]	5,438	5,441
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43% 2040[10]	1,635	1,635
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.493% 2040[7,10]	18,000	18,086
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[7,10]	10,035	10,258
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.827% 2050[7,10]	3,198	3,218
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.887% 2049[7,10]	10,390	10,486
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[5,10]	8,745	9,074
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 1.763% 2018[3,5,7,10]	9,900	9,900
National Australia Bank 1.25% 2018[5,10]	5,000	4,986
Station Place Securitization Trust, Series 2016-3, Class A, 1.871% 2048[3,5,7,10]	10,500	10,500
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.18% 2036[7,10]	2,993	2,453
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[7,10]	19,050	19,125
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.716% 2049[7,10]	7,048	7,068
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 5.965% 2051[7,10]	8,500	8,606
		1,822,790
Asset-backed obligations 0.35%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[5,10]	10,500	10,525
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[5,10]	10,000	9,927
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[5,10]	5,680	5,652
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[10]	7,155	7,164
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 2019[10]	3,721	3,717
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[10]	2,908	2,908
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40% 2021[10]	6,000	6,049
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[5,10]	1,325	1,327
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[5,10]	708	710
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 2019[5,10]	1,151	1,151
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[10]	8,230	8,219
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[10]	8,000	8,012
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[10]	4,510	4,509
Chase Issuance Trust, Series 2016-A7, Class A, 1.06% 2019[10]	23,000	22,981
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 2020[10]	41,310	41,231
Chesapeake Funding LLC, Series 2014-1A, Class A, 1.186% 2026[5,7,10]	2,146	2,139
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, 1.926% 2020[7,10]	14,000	14,134
Countryplace Manufactured Housing Contract, Series 2005-1, Class A4, AMBAC insured, 5.20% 2035[5,7,10]	1,112	1,145
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, 0.908% 2037[7,10]	1,303	1,194
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.918% 2037[7,10]	2,318	2,067
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[5,10]	7,970	8,012
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[5,10]	8,900	8,977
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[5,10]	7,225	7,338
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[5,10]	10,000	10,132
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[5,10]	53	53
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[10]	1,828	1,827
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[5,10]	2,405	2,428
The Income Fund of America — Page 34 of 38

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[5,10]	$6,300	$6,324
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[5,10]	10,110	10,209
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[5,10]	10,500	10,356
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[5,10]	16,000	16,006
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[5,10]	17,160	17,301
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 2022[10]	7,780	7,770
Hertz Fleet Lease Funding LP, Series 2014-1A, 1.163% 2028[5,7,10]	797	797
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[5,10]	8,500	8,433
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[5,10]	6,290	6,220
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[5,10]	7,518	7,510
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[5,10]	2,210	2,222
Home Equity Mortgage Trust, Series 2006-6, Class 2A1, 0.971% 2037[7,10]	12,777	1,292
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88% 2018[10]	2,523	2,521
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, 0.931% 2037[7,10]	1,326	1,210
RAMP Trust, Series 2003-RZ4, Class A7, 5.29% 2033[7,10]	67	69
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[10]	2,685	2,687
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[10]	5,000	5,022
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[10]	16,550	16,668
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[10]	5,340	5,384
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[10]	2,430	2,438
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[10]	6,915	6,972
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[5,10]	6,761	6,807
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[5,10]	11,651	11,315
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[5,10]	2,727	2,630
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[5,10]	3,500	3,479
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 2019[10]	5,805	5,791
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[10]	3,009	3,005
		363,966
Bonds & notes of governments & government agencies outside the U.S. 0.07%
CPPIB Capital Inc. 1.25% 2019[5]	3,900	3,849
Hungary 6.25% 2020	3,410	3,750
Saudi Arabia (Kingdom of) 3.25% 2026[5]	12,000	11,469
Spain (Kingdom of) 4.00% 2018[5]	31,765	32,464
United Mexican States 3.60% 2025	6,000	5,844
United Mexican States 4.125% 2026	6,900	6,931
United Mexican States 5.55% 2045	3,500	3,602
		67,909
Federal agency bonds & notes 0.06%
CoBank, ACB 1.563% 2022[5,7]	3,700	3,592
Fannie Mae 6.25% 2029	32,000	42,677
Federal Home Loan Bank 0.875% 2018	12,860	12,821
		59,090
Municipals 0.04% California 0.03%
Various Purpose G.O. Bonds, 6.20% 2019	24,675	27,015
The Income Fund of America — Page 35 of 38

unaudited
Bonds, notes & other debt instruments Municipals (continued) New Jersey 0.01%	Principal amount (000)	Value (000)
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	$6,000	$6,095
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	8,500	8,378
		14,473
		41,488
Total bonds, notes & other debt instruments (cost: $22,134,468,000)		22,450,310
Short-term securities 5.07%
Apple Inc. 0.64%–0.88% due 2/6/2017–5/18/2017[5]	276,500	276,007
CAFCO, LLC 1.22% due 2/23/2017[5]	25,000	24,988
Chariot Funding, LLC 0.90% due 3/17/2017[5]	50,000	49,947
Chevron Corp. 0.85%–0.88% due 5/8/2017–6/6/2017[5]	200,000	199,554
Ciesco LLC 1.23% due 2/23/2017[5]	40,000	39,980
Coca-Cola Co. 0.85%–0.98% due 5/9/2017–7/17/2017[5]	178,935	178,388
Danaher Corp. 0.76%–0.77% due 2/17/2017–3/3/2017	100,000	99,954
Estée Lauder Companies Inc. 0.73%–0.78% due 2/6/2017–2/28/2017[5]	72,800	72,770
ExxonMobil Corp. 0.74% due 2/27/2017	69,800	69,768
Fannie Mae 0.41%–0.51% due 2/1/2017–4/17/2017	240,000	239,871
Federal Farm Credit Banks 0.44%–0.90% due 2/9/2017–12/13/2017	370,000	369,160
Federal Home Loan Bank 0.37%–0.64% due 2/1/2017–7/21/2017	1,842,600	1,840,907
Freddie Mac 0.44% due 2/2/2017	50,000	49,999
GE Capital Treasury Services (U.S.) LLC 0.80% due 4/18/2017	50,000	49,918
General Electric Co. 0.78% due 3/31/2017	50,000	49,943
John Deere Canada ULC 0.70% due 2/17/2017[5]	50,000	49,985
Merck & Co. Inc. 0.55% due 2/23/2017[5]	50,000	49,980
Microsoft Corp. 0.74%–0.83% due 2/14/2017–3/1/2017[5]	288,000	287,912
National Rural Utilities Cooperative Finance Corp. 0.71%–0.75% due 2/17/2017–3/17/2017	70,000	69,950
PepsiCo Inc. 0.68% due 2/13/2017[5]	50,000	49,989
Qualcomm Inc. 0.73%–0.80% due 3/8/2017–4/11/2017[5]	110,100	109,978
U.S. Treasury Bills 0.42%–0.62% due 2/9/2017–7/27/2017	888,200	887,732
Walt Disney Co. 0.80% due 4/21/2017–5/9/2017[5]	73,900	73,756
Wells Fargo Bank, N.A. 1.23% due 7/18/2017	30,000	30,013
Total short-term securities (cost: $5,220,186,000)		5,220,449
Total investment securities 99.99% (cost: $84,315,303,000)		103,010,632
Other assets less liabilities 0.01%		9,905
Net assets 100.00%		$103,020,537
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The Income Fund of America — Page 36 of 38

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $937,282,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 1/31/2017 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	2/23/2017	HSBC Bank	$37,895	A$52,300	$(1,749)
Australian dollars	3/13/2017	JPMorgan Chase	$96,742	A$130,000	(1,756)
British pounds	2/17/2017	JPMorgan Chase	$133,796	£109,000	(3,362)
British pounds	3/3/2017	Citibank	$31,850	£25,900	(749)
British pounds	3/13/2017	HSBC Bank	$237,636	£195,043	(7,936)
British pounds	3/13/2017	Barclays Bank PLC	$237,560	£195,043	(8,011)
					$(23,563)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,491,625,000, which represented 1.45% of the net assets of the fund. This amount includes $1,288,444,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,656,071,000, which represented 6.46% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $472,426,000, which represented .46% of the net assets of the fund.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	A portion of this security was pledged as collateral. The total value of pledged collateral was $24,206,000, which represented .02% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 4.022% convertible preferred	4/3/2013	$29,938	$10,478.01%
CEVA Group PLC	5/2/2013	34,036	6,165.01
CEVA Group PLC, Series A-2, 3.022% convertible preferred	5/2/2013	13,172	3,067.00
Total private placement securities		$ 77,146	$ 19,710.02%

The Income Fund of America — Page 37 of 38

unaudited
Key to abbreviations and symbols
A$ = Australian dollars
ADR = American Depositary Receipts
Auth. = Authority
£ = British pounds
CAD = Canadian dollars
Dev. = Development
Econ. = Economic
Facs. = Facilities
FDR = Fiduciary Depositary Receipts
G.O. = General Obligation
LOC = Letter of Credit
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
Refer to the fund’s current shareholder report for additional disclosures.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-006-0317O-S54131	The Income Fund of America — Page 38 of 38

Summary investment portfolio January 31, 2017	unaudited

Common stocks 71.28%	Shares	Value (000)
Industrials 10.61%
General Electric Co.	72,451,053	$2,151,796
Lockheed Martin Corp.	7,624,400	1,916,240
Boeing Co.	7,175,000	1,172,539
BAE Systems PLC	130,916,776	958,515
Norfolk Southern Corp.	5,000,000	587,300
Waste Management, Inc.	7,886,128	548,086
Ryanair Holdings PLC (ADR)[1]	6,452,401	539,808
Caterpillar Inc.	5,240,000	501,258
Other securities		2,556,030
		10,931,572

Information technology 9.42%
Microsoft Corp.	51,193,209	3,309,641
Intel Corp.	54,217,100	1,996,274
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	181,623,000	1,080,198
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,836,470	118,586
Analog Devices, Inc.	12,633,724	946,771
Texas Instruments Inc.	11,573,000	874,224
Other securities		1,383,732
		9,709,426

Consumer staples 7.92%
Procter & Gamble Co.	20,176,700	1,767,479
Coca-Cola Co.	25,191,000	1,047,190
Altria Group, Inc.	14,436,900	1,027,618
Reynolds American Inc.	16,693,668	1,003,790
Philip Morris International Inc.	9,303,607	894,356
British American Tobacco PLC	13,117,000	808,476
Other securities		1,610,292
		8,159,201

Financials 7.14%
JPMorgan Chase & Co.	23,391,165	1,979,594
Wells Fargo & Co.	26,969,805	1,519,209
CME Group Inc., Class A	10,140,400	1,227,800
National Australia Bank Ltd.	21,460,000	493,629
Other securities		2,130,994
		7,351,226

Energy 6.87%
Spectra Energy Corp	32,425,000	1,350,501
Royal Dutch Shell PLC, Class B (ADR)	11,698,000	672,284
Royal Dutch Shell PLC, Class B	22,202,147	624,661
Royal Dutch Shell PLC, Class A	1,232,485	33,296
Royal Dutch Shell PLC, Class A (ADR)	93,410	5,081
Chevron Corp.	11,623,000	1,294,221
BP PLC	179,819,900	1,069,650

The Income Fund of America	7

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Schlumberger Ltd.	5,980,500	$500,628
Other securities		1,529,666
		7,079,988

Health care 6.08%
Merck & Co., Inc.	46,370,159	2,874,486
GlaxoSmithKline PLC	63,811,000	1,226,590
AstraZeneca PLC	13,399,159	706,947
Bristol-Myers Squibb Co.	13,763,500	676,614
Pfizer Inc.	17,831,257	565,786
Other securities		212,212
		6,262,635

Consumer discretionary 5.17%
McDonald’s Corp.	13,798,965	1,691,339
General Motors Co.	16,877,712	617,893
Target Corp.	9,450,000	609,336
Home Depot, Inc.	3,710,000	510,422
Other securities		1,894,220
		5,323,210

Materials 4.58%
E.I. du Pont de Nemours and Co.	14,953,953	1,129,024
Dow Chemical Co.	11,804,900	703,926
WestRock Co.[3]	13,184,832	703,543
LyondellBasell Industries NV	6,880,000	641,698
Other securities		1,537,431
		4,715,622

Real estate 3.73%
Crown Castle International Corp. REIT	10,836,000	951,726
Digital Realty Trust, Inc. REIT	7,885,000	848,663
Iron Mountain Inc. REIT[3]	13,811,680	494,458
Other securities		1,545,710
		3,840,557

Telecommunication services 3.34%
Verizon Communications Inc.	34,285,921	1,680,353
Telstra Corp. Ltd.	134,400,000	509,645
Other securities		1,253,080
		3,443,078

Utilities 2.56%
Power Assets Holdings Ltd.	82,093,500	788,781
Dominion Resources, Inc.	7,335,000	559,514
Other securities		1,287,301
		2,635,596

Miscellaneous 3.86%
Other common stocks in initial period of acquisition		3,977,453

Total common stocks (cost: $54,918,262,000)		73,429,564

8	The Income Fund of America

Preferred securities 0.41%	Shares	Value (000)
Financials 0.33%
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,263,198	$32,805
Other securities		308,420
		341,225

Real estate 0.08%
Other securities		85,954

Total preferred securities (cost: $408,715,000)		427,179

Rights & warrants 0.00%
Utilities 0.00%
Other securities		607

Total rights & warrants (cost: $2,948,000)		607

Convertible stocks 0.67%
Other 0.51%
Other securities		523,662

Miscellaneous 0.16%
Other convertible stocks in initial period of acquisition		166,524

Total convertible stocks (cost: $855,602,000)		690,186

Convertible bonds 0.77%	Principal amount (000)
Other 0.75%
Other securities		775,173

Miscellaneous 0.02%
Other convertible bonds in initial period of acquisition		17,164

Total convertible bonds (cost: $775,122,000)		792,337

Bonds, notes & other debt instruments 21.79%
Corporate bonds & notes 14.31%
Energy 2.24%
Chevron Corp. 1.561% 2019	$1,850	1,847
Royal Dutch Shell PLC 1.75%–3.75% 2021–2046	12,860	12,351
Shell International Finance BV 1.88%–2.88% 2021–2026	24,840	24,264
Spectra Energy Partners, LP 3.38%–4.75% 2024–2045	5,560	5,692
Other securities		2,261,383
		2,305,537

Consumer discretionary 2.03%
McDonald’s Corp. 3.70%–4.88% 2026–2045	3,520	3,686
Other securities		2,086,370
		2,090,056

The Income Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Health care 1.93%
Merck & Co., Inc. 1.10% 2018	$6,710	$6,702
Other securities		1,985,498
		1,992,200

Financials 1.90%
JPMorgan Chase & Co. 1.35%–7.90% 2017–2049	194,443	201,119
Wells Fargo & Co. 2.10%–7.98% 2020–2049	172,216	179,541
Other securities		1,578,902
		1,959,562

Telecommunication services 1.48%
Verizon Communications Inc. 1.75%–6.00% 2021–2048	211,275	198,121
Other securities		1,327,111
		1,525,232

Industrials 1.09%
General Electric Capital Corp. 2.34%–6.00% 2019–2020	15,772	16,083
General Electric Co. 2.70%–5.00% 2022–2049	207,845	215,263
Lockheed Martin Corp. 1.85%–4.70% 2018–2046	18,080	18,945
Other securities		873,629
		1,123,920

Information technology 0.82%
Microsoft Corp. 1.55%–4.25% 2021–2047	107,575	106,654
Other securities		737,104
		843,758

Consumer staples 0.40%
Altria Group, Inc. 2.63%–9.95% 2019–2046	84,252	103,334
Reynolds American Inc. 2.30%–6.15% 2018–2045	52,430	56,329
Other securities		249,999
		409,662

Other corporate bonds & notes 2.42%
Other securities		2,495,999

Total corporate bonds & notes		14,745,926

U.S. Treasury bonds & notes 5.19%
U.S. Treasury 4.80%
U.S. Treasury 2.875% 2045	929,150	895,468
U.S. Treasury 0.63%–6.25% 2018–2046[4]	4,110,929	4,047,773
		4,943,241

U.S. Treasury inflation-protected securities 0.39%
U.S. Treasury Inflation-Protected Securities 0.13%–1.38% 2021–2046[5]	391,986	405,900

Total U.S. Treasury bonds & notes		5,349,141

Mortgage-backed obligations 1.77%
Fannie Mae 2.30%–9.64% 2018–2047[6,7,8]	885,354	917,661
Other securities		905,129
		1,822,790

10	The Income Fund of America

	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.06%
Fannie Mae 6.25% 2029	$32,000	$42,677
Federal Home Loan Bank 0.875% 2018	12,860	12,821
Other securities		3,592
		59,090

Other bonds & notes 0.46%
Other securities		473,363

Total bonds, notes & other debt instruments (cost: $22,134,468,000)		22,450,310

Short-term securities 5.07%
Chariot Funding, LLC 0.90% due 3/17/2017[9]	50,000	49,947
Chevron Corp. 0.85%–0.88% due 5/8/2017–6/6/2017[9]	200,000	199,554
Coca-Cola Co. 0.85%–0.98% due 5/9/2017–7/17/2017[9]	178,935	178,388
Fannie Mae 0.41%–0.51% due 2/1/2017–4/17/2017	240,000	239,871
Federal Home Loan Bank 0.37%–0.64% due 2/1/2017–7/21/2017	1,842,600	1,840,907
GE Capital Treasury Services (U.S.) LLC 0.80% due 4/18/2017	50,000	49,918
General Electric Co. 0.78% due 3/31/2017	50,000	49,943
Merck & Co. Inc. 0.55% due 2/23/2017[9]	50,000	49,980
Microsoft Corp. 0.74%–0.83% due 2/14/2017–3/1/2017[9]	288,000	287,912
U.S. Treasury Bills 0.42%–0.62% due 2/9/2017–7/27/2017	888,200	887,732
Wells Fargo Bank, N.A. 1.23% due 7/18/2017	30,000	30,013
Other securities		1,356,284

Total short-term securities (cost: $5,220,186,000)		5,220,449
Total investment securities 99.99% (cost: $84,315,303,000)		103,010,632
Other assets less liabilities 0.01%		9,905

Net assets 100.00%		$103,020,537

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The Income Fund of America	11

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $937,282,000.

			Contract amount		Unrealized depreciation
			Receive	Deliver	at 1/31/2017
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	2/23/2017	HSBC Bank	$37,895	A$52,300	$(1,749)
Australian dollars	3/13/2017	JPMorgan Chase	$96,742	A$130,000	(1,756)
British pounds	2/17/2017	JPMorgan Chase	$133,796	£109,000	(3,362)
British pounds	3/3/2017	Citibank	$31,850	£25,900	(749)
British pounds	3/13/2017	HSBC Bank	$237,636	£195,043	(7,936)
British pounds	3/13/2017	Barclays Bank PLC	$237,560	£195,043	(8,011)
					$(23,563)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended January 31, 2017, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/2017 (000)
WestRock Co.	7,394,832	5,790,000	—	13,184,832	$6,769	$703,543
Iron Mountain Inc. REIT	13,724,780	86,900	—	13,811,680	14,205	494,458
Iron Mountain Inc. 6.00% 2020[9]	$31,925,000	—	$1,000,000	$30,925,000	958	32,471
Iron Mountain Inc. 5.75% 2024	$4,325,000	—	—	$4,325,000	133	4,412
Iron Mountain Inc. 6.00% 2023	$950,000	—	—	$950,000	28	1,012
Hubbell Inc.	3,430,000	—	—	3,430,000	4,562	418,734
Boral Ltd.	—	72,364,400	—	72,364,400	—	319,408
OUTFRONT Media Inc. REIT	9,064,824	—	—	9,064,824	6,164	248,648
CBS Outdoor Americas Inc. 5.25% 2022	$29,500,000	—	$750,000	$28,750,000	774	29,864
CBS Outdoor Americas Inc. 5.625% 2024	$3,396,000	—	—	$3,396,000	88	3,557
Nokian Renkaat Oyj	4,200,161	3,040,000	—	7,240,161	—	271,363
TalkTalk Telecom Group PLC	58,421,891	—	—	58,421,891	3,847	115,019
R.R. Donnelley & Sons Co.	13,345,400	1,005,221	10,456,694	3,893,927	3,888	66,781
R.R. Donnelley & Sons Co. 7.875% 2021	$23,445,000	—	—	$23,445,000	821	25,262

12	The Income Fund of America

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/2017 (000)
R.R. Donnelley & Sons Co. 6.50% 2023	$14,280,000	—	—	$14,280,000	$499	$14,032
R.R. Donnelley & Sons Co. 7.625% 2020	$3,700,000	—	—	$3,700,000	133	3,941
R.R. Donnelley & Sons Co. 7.00% 2022	$19,500,000	—	$18,023,000	$1,477,000	260	1,473
R.R. Donnelley & Sons Co. 7.25% 2018	$2,000,000	—	$2,000,000	—	20	—
R.R. Donnelley & Sons Co. 8.25% 2019	$2,475,000	—	$2,475,000	—	30	—
Corporate Risk Holdings LLC 9.50% 2019[9]	$45,000,000	—	—	$45,000,000	2,143	47,250
Corporate Risk Holdings I, Inc.[1,2]	2,205,215	—	—	2,205,215	—	25,140
Corporate Risk Holdings LLC 13.50% 2020[2,9,10]	$14,211,162	$959,253	—	$15,170,415	1,100	16,739
Corporate Risk Holdings Corp.[1,2]	11,149	—	—	11,149	—	—
Redwood Trust, Inc.	5,444,717	—	—	5,444,717	3,049	84,393
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,6,7,10,11]	$23,162,785	$1,313,291	—	$24,476,076	1,481	24,281
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,6,7,11]	$11,767,250	—	$60,500	$11,706,750	330	11,648
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,6,7,11]	$9,200,000	—	—	$9,200,000	470	9,154
Rotech Healthcare Inc.[1,2]	543,172	—	—	543,172	—	4,378
Douglas Dynamics, Inc.	1,444,000	—	—	1,444,000	679	48,807
CEVA Group PLC, Series A-1, 4.022% convertible preferred[1,2,7,12]	29,937	—	—	29,937	—	10,478
CEVA Group PLC[1,2,12]	35,229	—	—	35,229	—	6,165
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.539% 2021[6,7,11]	$6,924,360	—	$3,350,542	$3,573,818	132	3,158
CEVA Group PLC, Series A-2, 3.022% convertible preferred[1,2,7,12]	13,633	—	—	13,633	—	3,067
CEVA Logistics Holdings BV, Term Loan, 6.539% 2021[6,7,11]	$5,020,161	—	$2,429,143	$2,591,018	96	2,290
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.602% 2021[6,7,11]	$4,870,074	—	$2,343,596	$2,526,478	87	2,233
CEVA Group PLC 7.00% 2021[9]	$2,250,000	—	—	$2,250,000	80	1,958
CEVA Group PLC 9.00% 2021[9]	$1,050,000	—	—	$1,050,000	48	709

The Income Fund of America	13

Investments in affiliates (continued)

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/2017 (000)
CEVA Logistics Canada, ULC, Term Loan, 6.539% 2021[6,7,11]	$865,544	—	$418,817	$446,727	$16	$395
NII Holdings, Inc.[1]	7,694,703	—	2,500,614	5,194,089	—	14,673
					$52,890	$3,070,894

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,491,625,000, which represented 1.45% of the net assets of the fund. This amount includes $1,288,444,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $24,206,000, which represented .02% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Purchased on a TBA basis.
[9]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $6,656,071,000, which represented 6.46% of the net assets of the fund.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $472,426,000, which represented .46% of the net assets of the fund.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 4.022% convertible preferred	4/3/2013	$29,938	$10,478	.01%
CEVA Group PLC	5/2/2013	34,036	6,165	.01
CEVA Group PLC, Series A-2, 3.022% convertible preferred	5/2/2013	13,172	3,067	.00
Total private placement securities		$77,146	$19,710	.02%

Key to abbreviations and symbols

A$ = Australian dollars

ADR = American Depositary Receipts

£ = British pounds

LOC = Letter of Credit

TBA = To-be-announced

See Notes to Financial Statements

14	The Income Fund of America

Financial statements

Statement of assets and liabilities	unaudited
at January 31, 2017	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $81,649,903)	$99,939,738
Affiliated issuers (cost: $2,665,400)	3,070,894	$103,010,632
Cash		103,852
Cash denominated in currencies other than U.S. dollars (cost: $3,263)		3,263
Receivables for:
Sales of investments	442,608
Sales of fund’s shares	145,045
Dividends and interest	354,065
Other	3,238	944,956
		104,062,703
Liabilities:
Unrealized depreciation on open forward currency contracts		23,563
Payables for:
Purchases of investments	827,681
Repurchases of fund’s shares	132,572
Closed forward currency contracts	1,169
Investment advisory services	15,680
Services provided by related parties	31,513
Trustees’ deferred compensation	4,295
Other	5,693	1,018,603
Net assets at January 31, 2017		$103,020,537

Net assets consist of:
Capital paid in on shares of beneficial interest		$83,723,124
Undistributed net investment income		372,615
Undistributed net realized gain		253,378
Net unrealized appreciation		18,671,420
Net assets at January 31, 2017		$103,020,537

See Notes to Financial Statements

The Income Fund of America	15

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (4,698,181 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$74,710,174	3,403,556	$21.95
Class B	35,747	1,635	21.86
Class C	5,839,689	269,393	21.68
Class F-1	4,588,532	209,553	21.90
Class F-2	6,734,950	307,034	21.94
Class F-3	107	5	21.95
Class 529-A	1,536,465	70,135	21.91
Class 529-B	2,199	100	21.93
Class 529-C	454,029	20,813	21.82
Class 529-E	66,284	3,035	21.84
Class 529-F-1	63,655	2,906	21.91
Class R-1	127,530	5,847	21.81
Class R-2	555,153	25,574	21.71
Class R-2E	13,491	616	21.90
Class R-3	1,189,165	54,389	21.86
Class R-4	1,215,409	55,467	21.91
Class R-5E	36	2	21.94
Class R-5	556,998	25,375	21.95
Class R-6	5,330,924	242,746	21.96

See Notes to Financial Statements

16	The Income Fund of America

Statement of operations	unaudited
for the six months ended January 31, 2017	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $5,817; also includes $43,163 from affiliates)	$1,203,493
Interest (includes $9,727 from affiliates)	533,481	$1,736,974
Fees and expenses*:
Investment advisory services	107,196
Distribution services	140,371
Transfer agent services	38,686
Administrative services	10,504
Reports to shareholders	1,768
Registration statement and prospectus	1,289
Trustees’ compensation	327
Auditing and legal	53
Custodian	1,520
Other	829	302,543
Net investment income		1,434,431

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (includes $76,388 net loss from affiliates)	287,781
Forward currency contracts	67,154
Currency transactions	(4,565)	350,370
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $118)	962,447
Forward currency contracts	(16,029)
Currency translations	1,480	947,898
Net realized gain and unrealized appreciation		1,298,268

Net increase in net assets resulting from operations		$2,732,699

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Income Fund of America	17

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	January 31,	July 31,
	2017*	2016
Operations:
Net investment income	$1,434,431	$2,999,936
Net realized gain (loss)	350,370	(78,232)
Net unrealized appreciation	947,898	3,738,304
Net increase in net assets resulting from operations	2,732,699	6,660,008

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,569,894)	(2,980,153)
Distributions from net realized gain on investments	—	(1,680,493)
Total dividends and distributions paid to shareholders	(1,569,894)	(4,660,646)

Net capital share transactions	247,709	2,618,650

Total increase in net assets	1,410,514	4,618,012

Net assets:
Beginning of period	101,610,023	96,992,011
End of period (including undistributed net investment income: $372,615 and $508,078, respectively)	$103,020,537	$101,610,023

*Unaudited.

See Notes to Financial Statements

18	The Income Fund of America

Notes to financial statements	unaudited

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.

The fund has 19 share classes consisting of six retail share classes (Classes A, B and C, as well as three F share classes, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

On January 27, 2017, the fund made an additional retail share class (Class F-3) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

The Income Fund of America	19

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash includes amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s

20	The Income Fund of America

statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

The Income Fund of America	21

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade

22	The Income Fund of America

in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2017 (dollars in thousands):

The Income Fund of America	23

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$10,925,405	$6,165	$2	$10,931,572
Information technology	8,395,842	1,288,444	25,140	9,709,426
Consumer staples	8,159,201	—	—	8,159,201
Financials	7,351,226	—	—	7,351,226
Energy	7,055,300	—	24,688	7,079,988
Health care	6,258,257	—	4,378	6,262,635
Consumer discretionary	5,323,202	—	8	5,323,210
Materials	4,703,398	12,224	—	4,715,622
Real estate	3,840,557	—	—	3,840,557
Telecommunication services	3,443,078	—	—	3,443,078
Utilities	2,635,596	—	—	2,635,596
Miscellaneous	3,971,918	—	5,535	3,977,453
Preferred securities	427,179	—	—	427,179
Rights & warrants	—	607	—	607
Convertible stocks	654,417	13,545	22,224	690,186
Convertible bonds	—	792,337	—	792,337
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	14,684,104	61,822	14,745,926
U.S. Treasury bonds & notes	—	5,349,141	—	5,349,141
Mortgage-backed obligations	—	1,822,790	—	1,822,790
Federal agency bonds & notes	—	59,090	—	59,090
Other	—	473,363	—	473,363
Short-term securities	—	5,220,449	—	5,220,449
Total	$73,144,576	$29,722,259	$143,797	$103,010,632

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(23,563)	$—	$(23,563)

*	Securities with a value of $1,288,444,000, which represented 1.25% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

24	The Income Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

The Income Fund of America	25

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

26	The Income Fund of America

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in a transaction that involves unfunded commitments, which may obligate the fund to purchase additional shares of the applicable issuer. Under the terms of the commitments, which will expire no later than April 1, 2021, the maximum potential exposure as of January 31, 2017, was $1,819,000. Should such commitments become due in full, these amounts would represent less than .01% of the net assets of the fund as of January 31, 2017.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, January 31, 2017 (dollars in thousands):

The Income Fund of America	27

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$23,563

Forward currency	Currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	1,169
			$—		$24,732

		Net realized gain		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$67,154	Net unrealized depreciation on forward currency contracts	$(16,029)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts and future delivery contracts. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

28	The Income Fund of America

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of January 31, 2017, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$256	$—	$(256)	$—	$—
Barclays Bank PLC	8,011	—	(7,508)	—	503
Citibank	749	—	(749)	—	—
HSBC Bank	10,597	—	(10,004)	—	593
JPMorgan Chase	5,119	—	(4,500)	—	619
Total	$24,732	$—	$(23,017)	$—	$1,715

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, by state tax authorities for tax years before 2011 and by tax authorities outside the U.S. for tax years before 2014.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The Income Fund of America	29

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$523,312
Post-October capital loss deferral*	(88,896)

*This deferral is considered incurred in the subsequent year.

As of January 31, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$20,403,813
Gross unrealized depreciation on investment securities	(1,828,246)
Net unrealized appreciation on investment securities	18,575,567
Cost of investment securities	84,435,065

30	The Income Fund of America

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended January 31, 2017					Year ended July 31, 2016
										Total
				Total						dividends and
	Ordinary		Long-term	dividends		Ordinary		Long-term		distributions
Share class	income		capital gains	paid		income		capital gains		paid
Class A	$1,165,204		$—	$1,165,204		$2,268,689		$1,259,675		$3,528,364
Class B	744		—	744		4,390		3,780		8,170
Class C	70,737		—	70,737		145,393		108,381		253,774
Class F-1	68,727		—	68,727		128,057		72,956		201,013
Class F-2	97,587		—	97,587		142,468		73,652		216,120
Class F-3[1]	—		—	—
Class 529-A	23,153		—	23,153		44,586		25,554		70,140
Class 529-B	47		—	47		272		247		519
Class 529-C	5,238		—	5,238		10,332		7,919		18,251
Class 529-E	929		—	929		1,779		1,101		2,880
Class 529-F-1	1,020		—	1,020		1,868		989		2,857
Class R-1	1,520		—	1,520		3,096		2,291		5,387
Class R-2	6,676		—	6,676		13,455		10,059		23,514
Class R-2E	120		—	120		79		6		85
Class R-3	16,766		—	16,766		33,659		21,237		54,896
Class R-4	18,403		—	18,403		35,211		20,359		55,570
Class R-5E2	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class R-5	8,970		—	8,970		20,792		11,143		31,935
Class R-6	84,053		—	84,053		126,027		61,144		187,171
Total	$1,569,894		$—	$1,569,894		$2,980,153		$1,680,493		$4,660,646

[1]	Class F-3 shares were offered beginning January 27, 2017.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. For the six months ended January 31, 2017, the investment advisory services fee was $107,196,000, which was equivalent to an annualized rate of 0.210% of average daily net assets.

The Income Fund of America	31

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

32	The Income Fund of America

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended January 31, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$93,010	$26,747		$3,736		Not applicable
Class B	367	34		Not applicable		Not applicable
Class C	29,921	2,177		1,499		Not applicable
Class F-1	5,602	2,697		1,123		Not applicable
Class F-2	Not applicable	3,094		1,470		Not applicable
Class F-3*	Not applicable	—		—	†	Not applicable
Class 529-A	1,734	457		380		$528
Class 529-B	25	3		1		2
Class 529-C	2,263	149		114		159
Class 529-E	163	9		16		23
Class 529-F-1	—	18		16		21
Class R-1	652	80		33		Not applicable
Class R-2	2,108	1,129		142		Not applicable
Class R-2E	28	11		2		Not applicable
Class R-3	3,001	1,132		301		Not applicable
Class R-4	1,497	740		300		Not applicable
Class R-5E	Not applicable	—	†	—	†	Not applicable
Class R-5	Not applicable	171		134		Not applicable
Class R-6	Not applicable	38		1,237		Not applicable
Total class-specific expenses	$140,371	$38,686		$10,504		$733

*	Class F-3 shares were offered beginning January 27, 2017.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of

The Income Fund of America	33

$327,000 in the fund’s statement of operations reflects $175,000 in current fees (either paid in cash or deferred) and a net increase of $152,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2017

Class A	$3,133,156	145,150	$1,127,680		52,592		$(5,820,169)	(270,136)	$(1,559,333)	(72,394)
Class B	481	22	734		35		(78,091)	(3,632)	(76,876)	(3,575)
Class C	401,696	18,840	68,191		3,217		(888,487)	(41,706)	(418,600)	(19,649)
Class F-1	567,388	26,330	65,625		3,066		(516,476)	(24,021)	116,537	5,375
Class F-2	2,368,773	110,018	91,594		4,270		(887,804)	(41,288)	1,572,563	73,000
Class F-3[2]	108	5	—		—		—	—	108	5
Class 529-A	97,778	4,535	23,144		1,081		(127,122)	(5,889)	(6,200)	(273)
Class 529-B	100	4	47		2		(5,898)	(273)	(5,751)	(267)
Class 529-C	30,668	1,428	5,237		245		(49,935)	(2,322)	(14,030)	(649)
Class 529-E	4,625	215	928		44		(5,750)	(267)	(197)	(8)
Class 529-F-1	8,682	403	1,019		47		(7,382)	(342)	2,319	108
Class R-1	10,602	495	1,518		71		(18,891)	(882)	(6,771)	(316)
Class R-2	59,836	2,800	6,666		314		(94,763)	(4,438)	(28,261)	(1,324)
Class R-2E	6,867	317	120		6		(889)	(42)	6,098	281
Class R-3	123,334	5,738	16,718		782		(181,155)	(8,413)	(41,103)	(1,893)
Class R-4	144,951	6,716	18,398		859		(150,253)	(6,971)	13,096	604
Class R-5E	25	1	—	[3]	—	[3]	— [3]	— [3]	25	1
Class R-5	77,184	3,578	8,954		417		(51,593)	(2,392)	34,545	1,603
Class R-6	785,171	36,399	84,002		3,913		(209,633)	(9,705)	659,540	30,607
Total net increase (decrease)	$7,821,425	362,994	$1,520,575		70,961		$(9,094,291)	(422,719)	$247,709	11,236

34	The Income Fund of America

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2016

Class A	$5,724,803	278,796	$3,431,843		169,512		$(8,133,956)	(396,067)	$1,022,690	52,241
Class B	2,255	111	8,057		401		(194,331)	(9,516)	(184,019)	(9,004)
Class C	800,596	39,422	245,379		12,275		(1,341,731)	(66,129)	(295,756)	(14,432)
Class F-1	821,628	40,041	193,056		9,559		(840,785)	(41,089)	173,899	8,511
Class F-2	1,606,112	77,658	201,943		9,979		(889,128)	(43,422)	918,927	44,215
Class 529-A	151,646	7,395	70,119		3,470		(214,848)	(10,442)	6,917	423
Class 529-B	258	13	518		26		(12,186)	(595)	(11,410)	(556)
Class 529-C	52,710	2,579	18,243		907		(82,435)	(4,020)	(11,482)	(534)
Class 529-E	7,224	354	2,880		143		(10,002)	(486)	102	11
Class 529-F-1	11,150	543	2,854		141		(12,409)	(602)	1,595	82
Class R-1	20,908	1,025	5,378		267		(34,450)	(1,680)	(8,164)	(388)
Class R-2	118,475	5,829	23,486		1,173		(172,413)	(8,491)	(30,452)	(1,489)
Class R-2E	7,179	360	85		4		(684)	(33)	6,580	331
Class R-3	222,663	10,882	54,725		2,714		(356,500)	(17,385)	(79,112)	(3,789)
Class R-4	228,593	11,123	55,548		2,749		(318,178)	(15,568)	(34,037)	(1,696)
Class R-5E4	10	1	—	[3]	—	[3]	— [3]	— [3]	10	1
Class R-5	116,052	5,661	31,927		1,578		(294,802)	(14,350)	(146,823)	(7,111)
Class R-6	1,464,284	71,448	187,031		9,227		(362,130)	(17,515)	1,289,185	63,160
Total net increase (decrease)	$11,356,546	553,241	$4,533,072		224,125		$(13,270,968)	(647,390)	$2,618,650	129,976

[1]	Includes exchanges between share classes of the fund.
[2]	Class F-3 shares were offered beginning January 27, 2017.
[3]	Amount less than one thousand.
[4]	Class R-5E shares were offered beginning November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $18,038,166,000 and $16,206,983,000, respectively, during the six months ended January 31, 2017.

The Income Fund of America	35

Financial highlights

		Income (loss) from investment operations[1]
	Net asset			Net gains (losses)
	value,	Net		on securities (both	Total from
	beginning	investment		realized and	investment
	of period	income[2]		unrealized)	operations
Class A:
Six months ended 1/31/2017[4,5]	$21.70	$.31		$.28	$.59
Year ended 7/31/2016	21.31	.66		.76	1.42
Year ended 7/31/2015	21.45	.69		(.04)	.65
Year ended 7/31/2014	19.64	.78		1.69	2.47
Year ended 7/31/2013	17.66	.67		1.99	2.66
Year ended 7/31/2012	16.97	.66		.73	1.39
Class B:
Six months ended 1/31/2017[4,5]	21.59	.25		.25	.50
Year ended 7/31/2016	21.17	.50		.77	1.27
Year ended 7/31/2015	21.30	.53		(.05)	.48
Year ended 7/31/2014	19.50	.61		1.69	2.30
Year ended 7/31/2013	17.53	.53		1.97	2.50
Year ended 7/31/2012	16.85	.53		.71	1.24
Class C:
Six months ended 1/31/2017[4,5]	21.44	.22		.27	.49
Year ended 7/31/2016	21.06	.49		.76	1.25
Year ended 7/31/2015	21.21	.51		(.04)	.47
Year ended 7/31/2014	19.42	.60		1.69	2.29
Year ended 7/31/2013	17.47	.51		1.97	2.48
Year ended 7/31/2012	16.80	.52		.71	1.23
Class F-1:
Six months ended 1/31/2017[4,5]	21.65	.30		.28	.58
Year ended 7/31/2016	21.26	.64		.76	1.40
Year ended 7/31/2015	21.40	.67		(.04)	.63
Year ended 7/31/2014	19.60	.76		1.68	2.44
Year ended 7/31/2013	17.62	.65		2.00	2.65
Year ended 7/31/2012	16.94	.65		.72	1.37
Class F-2:
Six months ended 1/31/2017[4,5]	21.69	.33		.28	.61
Year ended 7/31/2016	21.30	.70		.75	1.45
Year ended 7/31/2015	21.44	.73		(.04)	.69
Year ended 7/31/2014	19.63	.80		1.71	2.51
Year ended 7/31/2013	17.65	.70		1.99	2.69
Year ended 7/31/2012	16.97	.69		.72	1.41
Class F-3:
Period from 1/27/2017 to 1/31/2017[4,5,8]	22.07	—	[9]	(.12)	(.12)

36	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(.34)	$—	$(.34)	$21.95	2.76%[6]		$74,710		.55%[7]		2.86%[7]
(.66)	(.37)	(1.03)	21.70	7.10		75,437		.56		3.22
(.79)	—	(.79)	21.31	3.01		72,952		.55		3.19
(.66)	—	(.66)	21.45	12.78		71,290		.57		3.76
(.68)	—	(.68)	19.64	15.33		63,968		.58		3.58
(.70)	—	(.70)	17.66	8.45		56,153		.59		3.92

(.23)	—	(.23)	21.86	2.34	[6]	36		1.30	[7]	2.26	[7]
(.48)	(.37)	(.85)	21.59	6.35		112		1.31		2.45
(.61)	—	(.61)	21.17	2.23		301		1.30		2.45
(.50)	—	(.50)	21.30	11.92		601		1.32		2.99
(.53)	—	(.53)	19.50	14.48		818		1.33		2.86
(.56)	—	(.56)	17.53	7.56		1,161		1.34		3.19

(.25)	—	(.25)	21.68	2.34	[6]	5,840		1.34	[7]	2.08	[7]
(.50)	(.37)	(.87)	21.44	6.27		6,196		1.36		2.41
(.62)	—	(.62)	21.06	2.19		6,390		1.35		2.39
(.50)	—	(.50)	21.21	11.91		6,597		1.37		2.95
(.53)	—	(.53)	19.42	14.41		6,389		1.38		2.79
(.56)	—	(.56)	17.47	7.55		6,096		1.38		3.13

(.33)	—	(.33)	21.90	2.73	[6]	4,589		.64	[7]	2.77	[7]
(.64)	(.37)	(1.01)	21.65	7.02		4,421		.65		3.12
(.77)	—	(.77)	21.26	2.94		4,160		.64		3.10
(.64)	—	(.64)	21.40	12.66		3,841		.65		3.71
(.67)	—	(.67)	19.60	15.30		3,554		.65		3.50
(.69)	—	(.69)	17.62	8.35		2,563		.64		3.87

(.36)	—	(.36)	21.94	2.86	[6]	6,735		.38	[7]	2.99	[7]
(.69)	(.37)	(1.06)	21.69	7.28		5,076		.39		3.38
(.83)	—	(.83)	21.30	3.20		4,042		.38		3.35
(.70)	—	(.70)	21.44	12.97		2,975		.40		3.89
(.71)	—	(.71)	19.63	15.53		1,434		.41		3.74
(.73)	—	(.73)	17.65	8.59		1,020		.40		4.09

—	—	—	21.95	(.54)[6]		—	[10]	—	[6,11]	.02	[6]

See page 43 for footnotes.

The Income Fund of America	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class 529-A:
Six months ended 1/31/2017[4,5]	$21.66	$.30	$.28	$.58
Year ended 7/31/2016	21.27	.64	.76	1.40
Year ended 7/31/2015	21.41	.67	(.04)	.63
Year ended 7/31/2014	19.60	.75	1.70	2.45
Year ended 7/31/2013	17.63	.65	1.98	2.63
Year ended 7/31/2012	16.95	.64	.72	1.36
Class 529-B:
Six months ended 1/31/2017[4,5]	21.65	.23	.26	.49
Year ended 7/31/2016	21.23	.48	.76	1.24
Year ended 7/31/2015	21.36	.50	(.05)	.45
Year ended 7/31/2014	19.55	.58	1.70	2.28
Year ended 7/31/2013	17.57	.50	1.99	2.49
Year ended 7/31/2012	16.89	.51	.71	1.22
Class 529-C:
Six months ended 1/31/2017[4,5]	21.57	.22	.28	.50
Year ended 7/31/2016	21.18	.48	.76	1.24
Year ended 7/31/2015	21.33	.50	(.05)	.45
Year ended 7/31/2014	19.53	.59	1.69	2.28
Year ended 7/31/2013	17.56	.50	1.99	2.49
Year ended 7/31/2012	16.89	.51	.71	1.22
Class 529-E:
Six months ended 1/31/2017[4,5]	21.60	.28	.27	.55
Year ended 7/31/2016	21.21	.59	.76	1.35
Year ended 7/31/2015	21.35	.62	(.04)	.58
Year ended 7/31/2014	19.55	.70	1.69	2.39
Year ended 7/31/2013	17.58	.60	1.99	2.59
Year ended 7/31/2012	16.91	.60	.71	1.31
Class 529-F-1:
Six months ended 1/31/2017[4,5]	21.66	.33	.28	.61
Year ended 7/31/2016	21.27	.69	.76	1.45
Year ended 7/31/2015	21.41	.72	(.04)	.68
Year ended 7/31/2014	19.60	.80	1.70	2.50
Year ended 7/31/2013	17.63	.69	1.98	2.67
Year ended 7/31/2012	16.95	.68	.72	1.40
Class R-1:
Six months ended 1/31/2017[4,5]	21.57	.22	.27	.49
Year ended 7/31/2016	21.18	.49	.76	1.25
Year ended 7/31/2015	21.33	.51	(.05)	.46
Year ended 7/31/2014	19.53	.60	1.69	2.29
Year ended 7/31/2013	17.56	.52	1.98	2.50
Year ended 7/31/2012	16.89	.52	.71	1.23

38	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(.33)	$—	$(.33)	$21.91	2.73%[6]		$1,536	.63%[7]		2.78%[7]
(.64)	(.37)	(1.01)	21.66	7.00		1,525	.66		3.11
(.77)	—	(.77)	21.27	2.92		1,489	.65		3.09
(.64)	—	(.64)	21.41	12.69		1,463	.67		3.66
(.66)	—	(.66)	19.60	15.19		1,298	.68		3.48
(.68)	—	(.68)	17.63	8.30		1,102	.68		3.82

(.21)	—	(.21)	21.93	2.28	[6]	2	1.43	[7]	2.16	[7]
(.45)	(.37)	(.82)	21.65	6.18		8	1.45		2.32
(.58)	—	(.58)	21.23	2.10		20	1.43		2.33
(.47)	—	(.47)	21.36	11.79		34	1.45		2.85
(.51)	—	(.51)	19.55	14.35		45	1.46		2.73
(.54)	—	(.54)	17.57	7.41		58	1.47		3.06

(.25)	—	(.25)	21.82	2.30	[6]	454	1.40	[7]	2.02	[7]
(.48)	(.37)	(.85)	21.57	6.20		463	1.43		2.34
(.60)	—	(.60)	21.18	2.09		466	1.42		2.32
(.48)	—	(.48)	21.33	11.82		470	1.44		2.88
(.52)	—	(.52)	19.53	14.36		420	1.45		2.71
(.55)	—	(.55)	17.56	7.43		370	1.47		3.04

(.31)	—	(.31)	21.84	2.57	[6]	66	.86	[7]	2.55	[7]
(.59)	(.37)	(.96)	21.60	6.76		66	.89		2.88
(.72)	—	(.72)	21.21	2.68		64	.89		2.85
(.59)	—	(.59)	21.35	12.39		65	.91		3.41
(.62)	—	(.62)	19.55	14.95		59	.92		3.24
(.64)	—	(.64)	17.58	7.99		52	.93		3.57

(.36)	—	(.36)	21.91	2.85	[6]	64	.40	[7]	3.01	[7]
(.69)	(.37)	(1.06)	21.66	7.25		61	.43		3.34
(.82)	—	(.82)	21.27	3.16		58	.42		3.31
(.69)	—	(.69)	21.41	12.94		52	.44		3.89
(.70)	—	(.70)	19.60	15.44		44	.45		3.70
(.72)	—	(.72)	17.63	8.53		36	.46		4.04

(.25)	—	(.25)	21.81	2.31	[6]	128	1.39	[7]	2.03	[7]
(.49)	(.37)	(.86)	21.57	6.25		133	1.37		2.40
(.61)	—	(.61)	21.18	2.16		139	1.36		2.38
(.49)	—	(.49)	21.33	11.88		133	1.39		2.93
(.53)	—	(.53)	19.53	14.43		120	1.39		2.78
(.56)	—	(.56)	17.56	7.50		122	1.40		3.11

See page 43 for footnotes.

The Income Fund of America	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class R-2:
Six months ended 1/31/2017[4,5]	$21.47	$.22	$.27	$.49
Year ended 7/31/2016	21.09	.49	.75	1.24
Year ended 7/31/2015	21.23	.52	(.04)	.48
Year ended 7/31/2014	19.45	.60	1.68	2.28
Year ended 7/31/2013	17.49	.52	1.98	2.50
Year ended 7/31/2012	16.82	.52	.71	1.23
Class R-2E:
Six months ended 1/31/2017[4,5]	21.66	.24	.29	.53
Year ended 7/31/2016	21.29	.58	.75	1.33
Period from 8/29/2014 to 7/31/2015[4,12]	21.98	.54	(.47)	.07
Class R-3:
Six months ended 1/31/2017[4,5]	21.62	.27	.27	.54
Year ended 7/31/2016	21.23	.59	.75	1.34
Year ended 7/31/2015	21.37	.61	(.04)	.57
Year ended 7/31/2014	19.57	.69	1.69	2.38
Year ended 7/31/2013	17.60	.60	1.98	2.58
Year ended 7/31/2012	16.92	.60	.72	1.32
Class R-4:
Six months ended 1/31/2017[4,5]	21.67	.30	.27	.57
Year ended 7/31/2016	21.27	.65	.76	1.41
Year ended 7/31/2015	21.42	.68	(.06)	.62
Year ended 7/31/2014	19.61	.76	1.70	2.46
Year ended 7/31/2013	17.63	.66	1.99	2.65
Year ended 7/31/2012	16.95	.65	.72	1.37
Class R-5E:
Six months ended 1/31/2017[4,5]	21.69	.29	.30	.59
Period from 11/20/2015 to 7/31/2016[4,14]	21.03	.47	1.07	1.54
Class R-5:
Six months ended 1/31/2017[4,5]	21.70	.33	.29	.62
Year ended 7/31/2016	21.31	.71	.76	1.47
Year ended 7/31/2015	21.45	.74	(.04)	.70
Year ended 7/31/2014	19.64	.82	1.70	2.52
Year ended 7/31/2013	17.66	.71	1.99	2.70
Year ended 7/31/2012	16.97	.70	.73	1.43

40	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(.25)	$—	$(.25)	$21.71	2.33%[6]		$555		1.41%[7]		2.01%[7]
(.49)	(.37)	(.86)	21.47	6.25		577		1.36		2.41
(.62)	—	(.62)	21.09	2.24		599		1.32		2.42
(.50)	—	(.50)	21.23	11.85		635		1.37		2.95
(.54)	—	(.54)	19.45	14.47		609		1.36		2.80
(.56)	—	(.56)	17.49	7.52		567		1.40		3.11

(.29)	—	(.29)	21.90	2.48	[6]	14		1.11	[7]	2.20	[7]
(.59)	(.37)	(.96)	21.66	6.64		7		1.03		2.86
(.76)	—	(.76)	21.29	.28	[6,13]	—	[10]	.96	[7,13]	2.73	[7,13]

(.30)	—	(.30)	21.86	2.54	[6]	1,189		.96	[7]	2.46	[7]
(.58)	(.37)	(.95)	21.62	6.71		1,217		.92		2.85
(.71)	—	(.71)	21.23	2.65		1,275		.92		2.83
(.58)	—	(.58)	21.37	12.35		1,357		.94		3.38
(.61)	—	(.61)	19.57	14.91		1,323		.94		3.22
(.64)	—	(.64)	17.60	8.01		1,204		.96		3.55

(.33)	—	(.33)	21.91	2.69	[6]	1,215		.64	[7]	2.77	[7]
(.64)	(.37)	(1.01)	21.67	7.07		1,189		.62		3.15
(.77)	—	(.77)	21.27	2.90		1,203		.62		3.12
(.65)	—	(.65)	21.42	12.71		1,192		.64		3.67
(.67)	—	(.67)	19.61	15.29		1,045		.64		3.52
(.69)	—	(.69)	17.63	8.33		880		.65		3.86

(.34)	—	(.34)	21.94	2.78	[6]	—	[10]	.56	[7]	2.70	[7]
(.51)	(.37)	(.88)	21.69	7.70	[6]	—	[10]	.48	[7]	3.30	[7]

(.37)	—	(.37)	21.95	2.89	[6]	557		.33	[7]	3.07	[7]
(.71)	(.37)	(1.08)	21.70	7.34		516		.33		3.46
(.84)	—	(.84)	21.31	3.25		658		.32		3.41
(.71)	—	(.71)	21.45	13.03		567		.34		3.98
(.72)	—	(.72)	19.64	15.60		525		.34		3.83
(.74)	—	(.74)	17.66	8.70		462		.35		4.17

See page 43 for footnotes.

The Income Fund of America	41

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class R-6:
Six months ended 1/31/2017[4,5]	$21.71	$.34	$.28	$.62
Year ended 7/31/2016	21.32	.72	.76	1.48
Year ended 7/31/2015	21.46	.75	(.04)	.71
Year ended 7/31/2014	19.65	.83	1.70	2.53
Year ended 7/31/2013	17.66	.72	2.00	2.72
Year ended 7/31/2012	16.98	.71	.72	1.43

	Six months
	ended
	January 31,	Year ended July 31
Portfolio turnover rate for all share classes[15]	2017[4,5,6]	2016	2015	2014	2013	2012
Including mortgage dollar roll transactions	19%	52%	45%	39%	47%	41%
Excluding mortgage dollar roll transactions	15%	39%	32%	Not available

See Notes to Financial Statements

42	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]

$(.37)	$—	$(.37)	$21.96	2.91%[6]	$5,331	.27%[7]	3.12%[7]
(.72)	(.37)	(1.09)	21.71	7.39	4,606	.28	3.49
(.85)	—	(.85)	21.32	3.30	3,176	.28	3.45
(.72)	—	(.72)	21.46	13.08	2,566	.29	4.03
(.73)	—	(.73)	19.65	15.72	1,631	.29	3.85
(.75)	—	(.75)	17.66	8.69	1,025	.30	4.21

[1]	Based on average shares outstanding.
[2]	For the year ended July 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.11; the Class A ratio of expenses to average net assets would have been lower by .01 percentage points; and the Class A ratio of net income to average net assets would have been lower by .51 percentage points. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Class F-3 shares were offered beginning January 27, 2017.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Amount less than .01%.
[12]	Class R-2E shares were offered beginning August 29, 2014.
[13]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[14]	Class R-5E shares were offered beginning November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

The Income Fund of America	43

The Income Fund of America®
Investment portfolio
July 31, 2016
Common stocks 68.98% Industrials 9.69%	Shares	Value (000)
General Electric Co.	69,491,053	$2,163,951
Lockheed Martin Corp.	8,119,400	2,052,016
BAE Systems PLC	126,401,776	893,310
Boeing Co.	5,965,000	797,282
Waste Management, Inc.	9,986,128	660,283
Ryanair Holdings PLC (ADR)	6,452,401	456,636
Norfolk Southern Corp.	5,000,000	448,900
KONE Oyj, Class B	7,723,000	391,048
Hubbell Inc.[1]	3,430,000	369,857
PACCAR Inc	6,220,500	366,823
Caterpillar Inc.	4,287,000	354,792
Edenred SA	11,360,000	257,629
R.R. Donnelley & Sons Co.[1]	13,345,400	239,150
Macquarie Infrastructure Corp.	2,490,000	190,858
Abertis Infraestructuras, SA, Class A	6,901,362	108,560
Geberit AG	127,000	49,007
Douglas Dynamics, Inc.[1]	1,444,000	38,699
CEVA Group PLC[1,2,3,4]	35,229	11,802
Atrium Corp.[3,4,5]	1,807	2
		9,850,605
Financials 9.36%
JPMorgan Chase & Co.	21,515,056	1,376,318
CME Group Inc., Class A	10,140,400	1,036,755
Crown Castle International Corp.	10,449,000	1,013,867
Wells Fargo & Co.	18,127,915	869,596
Digital Realty Trust, Inc.	7,635,000	797,552
Iron Mountain Inc.[1]	13,724,780	565,598
Public Storage	1,935,000	462,310
Prologis, Inc.	8,390,000	457,171
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	64,673,012	380,770
Lamar Advertising Co., Class A	5,253,322	356,490
Toronto-Dominion Bank (CAD denominated)	7,805,000	340,081
PacWest Bancorp	5,868,000	242,642
BlackRock, Inc.	600,000	219,750
Outfront Media Inc.[1]	9,064,824	210,939
Link Real Estate Investment Trust	19,651,812	146,659
Camden Property Trust	1,270,300	113,806
Equity Residential	1,575,000	107,084
Simon Property Group, Inc.	470,100	106,732
Apollo Global Management, LLC, Class A	5,479,700	93,977
Umpqua Holdings Corp.	5,541,365	84,395
Sun Hung Kai Properties Ltd.	5,660,234	80,981
Redwood Trust, Inc.[1]	5,444,717	77,696
Fibra Uno Administración, SA de CV	34,021,600	69,386
National Australia Bank Ltd.	3,360,000	67,768
New York Community Bancorp, Inc.	4,478,000	64,707
The Income Fund of America — Page 1 of 36

Common stocks Financials (continued)	Shares	Value (000)
Svenska Handelsbanken AB, Class A	5,236,729	$63,034
AXA SA	2,685,000	54,723
Prudential PLC	2,970,000	52,474
		9,513,261
Information technology 8.73%
Microsoft Corp.	51,193,209	2,901,631
Intel Corp.	55,176,100	1,923,439
Texas Instruments Inc.	15,550,000	1,084,613
Taiwan Semiconductor Manufacturing Co., Ltd.	170,719,000	922,502
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,166,470	60,184
Analog Devices, Inc.	14,616,091	932,945
International Business Machines Corp.	2,200,000	353,364
Maxim Integrated Products, Inc.	7,046,000	287,336
Paychex, Inc.	2,285,500	135,484
Vanguard International Semiconductor Corp.	67,990,000	123,103
Quanta Computer Inc.[4]	33,916,655	68,953
Cisco Systems, Inc.	1,750,000	53,428
Corporate Risk Holdings I, Inc.[1,3,4]	2,205,215	20,575
Corporate Risk Holdings Corp.[1,3,4]	11,149	—
		8,867,557
Consumer staples 8.20%
Procter & Gamble Co.	17,386,700	1,488,128
Coca-Cola Co.	26,901,000	1,173,691
Philip Morris International Inc.	10,668,607	1,069,635
Reynolds American Inc.	20,846,668	1,043,584
Altria Group, Inc.	12,191,000	825,331
British American Tobacco PLC	11,743,200	749,801
Kellogg Co.	5,550,000	459,040
Nestlé SA	4,395,000	352,344
Hershey Co.	3,000,000	332,280
Kimberly-Clark Corp.	1,575,000	204,041
General Mills, Inc.	2,835,000	203,808
Kraft Heinz Co.	2,278,000	196,796
Campbell Soup Co.	2,000,000	124,540
Costco Wholesale Corp.	630,000	105,349
		8,328,368
Health care 7.90%
Merck & Co., Inc.	45,448,227	2,665,993
Pfizer Inc.	43,114,280	1,590,486
GlaxoSmithKline PLC	64,296,000	1,436,362
AstraZeneca PLC	10,916,583	729,312
Bristol-Myers Squibb Co.	7,670,738	573,848
Eli Lilly and Co.	6,174,000	511,763
AbbVie Inc.	4,200,000	278,166
Novartis AG	2,355,000	195,116
Novartis AG (ADR)	500,000	41,630
Rotech Healthcare Inc.[1,3,4]	543,172	543
		8,023,219
The Income Fund of America — Page 2 of 36

Common stocks Consumer discretionary 5.70%	Shares	Value (000)
McDonald’s Corp.	16,029,280	$1,885,845
Home Depot, Inc.	5,295,000	731,981
Target Corp.	9,450,000	711,868
General Motors Co.	15,248,112	480,925
ProSiebenSat.1 Media SE	6,645,000	303,776
Hasbro, Inc.	3,516,373	285,635
Las Vegas Sands Corp.	5,350,000	270,977
Starwood Hotels & Resorts Worldwide, Inc.	2,650,000	206,859
Marks and Spencer Group PLC	40,000,000	169,031
Nokian Renkaat Oyj	4,200,161	156,041
Compass Group PLC	7,411,761	140,859
Pearson PLC	9,850,000	114,977
Charter Communications, Inc., Class A4	433,120	101,727
Taylor Wimpey plc	42,915,000	87,863
Sands China Ltd.	16,678,600	63,633
SES SA, Class A (FDR)	2,870,000	62,874
TopBuild Corp.[4]	360,000	13,594
Adelphia Recovery Trust, Series ACC-1[3,4]	9,913,675	16
		5,788,481
Energy 4.58%
Chevron Corp.	9,800,000	1,004,304
Spectra Energy Corp	27,235,500	979,661
Royal Dutch Shell PLC, Class B	21,362,147	566,000
Royal Dutch Shell PLC, Class B (ADR)	7,111,000	385,487
BP PLC	147,950,000	835,791
ConocoPhillips	9,450,000	385,749
Coal India Ltd.	38,878,615	190,374
Helmerich & Payne, Inc.	2,879,000	178,412
Keyera Corp.	4,235,000	121,570
Southwestern Energy Co.[4]	287,764	4,196
Denbury Resources Inc.	270,000	783
Ascent Resources - Utica, LLC, Class A3,4	86,629,567	—
		4,652,327
Telecommunication services 4.06%
Verizon Communications Inc.	35,285,921	1,955,193
Telstra Corp. Ltd.	171,521,533	752,107
Vodafone Group PLC	135,700,000	412,254
Vodafone Group PLC (ADR)	1,000,000	30,900
AT&T Inc.	10,170,000	440,259
NTT DoCoMo, Inc.	8,090,000	217,998
TalkTalk Telecom Group PLC[1]	58,421,891	177,059
Deutsche Telekom AG	6,000,000	102,130
NII Holdings, Inc.[1,4]	7,694,703	23,392
Mobile TeleSystems OJSC (ADR)	2,270,000	20,180
		4,131,472
Materials 3.55%
E.I. du Pont de Nemours and Co.	14,953,953	1,034,365
Dow Chemical Co.	14,804,900	794,579
LyondellBasell Industries NV	6,190,000	465,859
BASF SE	4,500,000	353,478
WestRock Co.	7,394,832	317,312
Air Products and Chemicals, Inc.	2,048,886	306,145
The Income Fund of America — Page 3 of 36

Common stocks Materials (continued)	Shares	Value (000)
Potash Corp. of Saskatchewan Inc.	10,400,000	$162,240
Amcor Ltd.	7,785,000	88,861
Rio Tinto PLC	2,500,000	81,442
Warrior Met Coal, LLC, Class B3,4,5	45,477	5,548
Warrior Met Coal, LLC, Class A3,4,5	17,859	2,179
		3,612,008
Utilities 3.34%
Power Assets Holdings Ltd.	78,458,500	768,061
Duke Energy Corp.	7,854,999	672,309
Dominion Resources, Inc.	7,335,000	572,277
EDP - Energias de Portugal, SA	91,826,149	314,966
Enel SPA	68,062,000	313,352
DTE Energy Co.	2,500,000	243,800
HK Electric Investments and HK Electric Investments Ltd., units	230,870,000	221,098
SSE PLC	7,975,487	160,016
PG&E Corp.	1,492,607	95,437
Ratchaburi Electricity Generating Holding PCL	11,646,844	17,305
National Grid PLC	1,100,000	15,766
		3,394,387
Miscellaneous 3.87%
Other common stocks in initial period of acquisition		3,931,005
Total common stocks (cost: $53,173,564,000)		70,092,690
Preferred securities 0.46% Financials 0.46%
Citigroup Inc., Series K, depositary shares	2,463,848	73,349
Citigroup Inc. 7.875% preferred	2,637,610	69,079
Vornado Realty Trust, Series I, 6.625%	3,380,000	87,035
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	60,640
U.S. Bancorp, Series G, noncumulative convertible preferred	2,270,400	59,098
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,600,000	44,672
HSBC Holdings PLC, Series 2, 8.00%	1,505,000	40,379
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	32,484
Total preferred securities (cost: $429,622,000)		466,736
Rights & warrants 0.00% Energy 0.00%
Gener8 Maritime, Inc., warrants, expire 2017[3,4,5]	8,514	—
Total rights & warrants (cost: $2,171,000)		—
Convertible stocks 0.61% Financials 0.21%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	1,375,000	152,144
American Tower Corp., Series A, convertible preferred	600,000	67,578
		219,722
The Income Fund of America — Page 4 of 36

Convertible stocks Telecommunication services 0.19%	Shares	Value (000)
Frontier Communications Corp., Series A, convertible preferred	1,925,000	$190,344
Materials 0.09%
Alcoa Inc., Class B, Series 1, cummulative convertible preferred 2017	2,500,000	90,500
Energy 0.07%
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	2,060,000	68,701
Consumer staples 0.03%
Bunge Ltd. 4.875% convertible preferred	322,700	32,238
Industrials 0.02%
CEVA Group PLC, Series A-1, 3.68% convertible preferred[1,2,3,4]	29,937	13,621
CEVA Group PLC, Series A-2, 2.68% convertible preferred[1,2,3,4]	13,633	4,567
		18,188
Total convertible stocks (cost: $693,340,000)		619,693
Convertible bonds 0.78% Financials 0.55%	Principal amount (000)
Barclays PLC, Equity Linked Notes (Weyerhaeuser Co.), 4.52% 2016	$ 4,206	135,309
Barclays PLC, Equity Linked Notes (Weyerhaeuser Co.), 5.12% 2017	7,159	228,033
Goldman Sachs, Equity Linked Notes (Costco Wholesale Corp.), 3.64% 2017	1,112	173,962
Lloyds Banking Group PLC, convertible notes, 7.50% 2049	21,200	21,200
		558,504
Energy 0.00%
American Energy (Permian Basin), convertible notes, 8.00% 2022[3,5,6]	24,453	2,935
Miscellaneous 0.23%
Other convertible bonds in initial period of acquisition		231,814
Total convertible bonds (cost: $773,704,000)		793,253
Bonds, notes & other debt instruments 22.27% Corporate bonds & notes 14.16% Financials 2.36%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,635
ACE INA Holdings Inc. 2.875% 2022	9,345	9,866
ACE INA Holdings Inc. 3.15% 2025	9,885	10,540
ACE INA Holdings Inc. 3.35% 2026	9,345	10,097
ACE INA Holdings Inc. 4.35% 2045	1,395	1,657
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	803
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,600	1,671
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,200	2,359
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,432
American Campus Communities, Inc. 3.35% 2020	3,380	3,520
American Campus Communities, Inc. 3.75% 2023	3,985	4,178
The Income Fund of America — Page 5 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American Campus Communities, Inc. 4.125% 2024	$19,700	$20,998
American Express Co. 6.15% 2017	12,610	13,279
American Express Credit Co. 1.55% 2017	4,525	4,547
American International Group, Inc. 3.875% 2035	3,000	2,938
American Tower Corp. 3.40% 2019	6,400	6,707
American Tower Corp. 7.25% 2019	15,025	17,038
Bank of America Corp. 5.75% 2017	8,100	8,553
Bank of America Corp. 5.625% 2020	9,000	10,219
Bank of America Corp. 2.625% 2021	27,353	27,900
Bank of America Corp. 5.00% 2021	3,500	3,942
Bank of America Corp. 3.50% 2026	9,847	10,304
Bank of America Corp., Series AA, 6.10% (undated)	11,175	11,698
Bank of America Corp., Series DD, 6.30% (undated)	6,560	7,165
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	5,525	5,794
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	30,924	31,658
Barclays Bank PLC 3.25% 2021	8,600	8,735
Barclays Bank PLC 3.65% 2025	10,000	9,896
BB&T Corp. 1.45% 2019	8,780	8,818
BB&T Corp. 2.45% 2020	19,000	19,599
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,361
Berkshire Hathaway Inc. 2.20% 2021	1,790	1,854
Berkshire Hathaway Inc. 3.125% 2026	2,355	2,511
BNP Paribas 4.375% 2026[5]	18,125	18,702
BPCE SA group 2.65% 2021	4,000	4,125
BPCE SA group 5.70% 2023[5]	20,500	22,399
BPCE SA group 5.15% 2024[5]	10,060	10,654
Brandywine Operating Partnership, LP 5.70% 2017	20	21
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,773
CIT Group Inc. 4.25% 2017	9,000	9,196
CIT Group Inc. 5.00% 2017	11,000	11,250
CIT Group Inc. 3.875% 2019	71,030	72,628
CIT Group Inc., Series C, 5.50% 2019[5]	13,650	14,503
Citigroup Inc. 2.05% 2019	10,500	10,619
Citigroup Inc. 8.50% 2019	4,894	5,784
Citigroup Inc. 2.35% 2021	13,000	13,075
Citigroup Inc. 2.70% 2021	10,500	10,722
Citigroup Inc. 3.70% 2026	5,000	5,317
Citigroup Inc. 4.125% 2028	19,890	20,339
Citigroup Inc., Series P, 5.95% (undated)	18,390	18,959
Citigroup Inc., Series T, 6.25% (undated)	4,650	5,016
Citigroup Inc., Series A, junior subordinated 5.95% (undated)	13,295	13,649
Citigroup Inc., Series Q, junior subordinated 5.95% (undated)	10,675	10,722
CNA Financial Corp. 3.95% 2024	5,000	5,329
Communications Sales & Leasing, Inc. 6.00% 2023[5]	16,450	17,016
Communications Sales & Leasing, Inc. 8.25% 2023	17,213	17,665
Corporate Office Properties LP 5.25% 2024	9,630	10,460
Corporate Office Properties LP 5.00% 2025	4,145	4,452
Corporate Office Properties Trust 3.60% 2023	320	319
Credit Agricole SA 4.375% 2025[5]	21,920	22,446
Credit Suisse Group AG 3.45% 2021[5]	8,750	8,895
Credit Suisse Group AG 3.80% 2023[5]	14,925	15,171
Crescent Resources 10.25% 2017[5]	42,046	42,072
Crown Castle International Corp. 4.875% 2022	9,800	10,877
DCT Industrial Trust Inc. 4.50% 2023	5,570	5,932
The Income Fund of America — Page 6 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
DDR Corp. 3.625% 2025	$5,000	$5,080
Developers Diversified Realty Corp. 7.50% 2017	38,892	40,359
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,229
Developers Diversified Realty Corp. 7.875% 2020	6,505	7,883
Discover Financial Services 3.45% 2026	4,318	4,361
DNB ASA 2.375% 2021[5]	11,400	11,682
EPR Properties 4.50% 2025	7,945	8,094
ERP Operating LP 7.125% 2017	10,000	10,689
Essex Portfolio L.P. 3.625% 2022	9,550	10,115
Essex Portfolio L.P. 3.25% 2023	4,400	4,548
Essex Portfolio L.P. 3.875% 2024	5,900	6,334
Essex Portfolio L.P. 3.375% 2026	1,005	1,042
Gaming and Leisure Properties, Inc. 4.375% 2021	1,700	1,774
Gaming and Leisure Properties, Inc. 5.375% 2026	11,400	12,184
Goldman Sachs Group, Inc. 2.55% 2019	16,200	16,613
Goldman Sachs Group, Inc. 2.60% 2020	7,900	8,093
Goldman Sachs Group, Inc. 5.25% 2021	3,000	3,407
Goldman Sachs Group, Inc. 5.75% 2022	20,000	23,310
Goldman Sachs Group, Inc. 4.75% 2045	4,455	5,098
Goldman Sachs Group, Inc. 5.15% 2045	900	992
Goldman Sachs Group, Inc. 5.30% (undated)	14,825	15,103
HBOS PLC 6.75% 2018[5]	17,300	18,675
Hospitality Properties Trust 5.625% 2017	8,684	8,884
Hospitality Properties Trust 6.70% 2018	12,625	13,179
Hospitality Properties Trust 4.25% 2021	20,500	21,484
Hospitality Properties Trust 5.00% 2022	6,500	7,051
Hospitality Properties Trust 4.50% 2023	11,060	11,413
Hospitality Properties Trust 4.50% 2025	5,940	6,049
Host Hotels & Resorts LP 4.50% 2026	5,675	6,069
HSBC Holdings PLC 2.95% 2021	14,000	14,263
HSBC Holdings PLC 4.25% 2024	9,000	9,394
HSBC Holdings PLC 4.30% 2026	6,755	7,255
HSBK (Europe) BV 7.25% 2017[5]	8,790	9,075
Icahn Enterprises Finance Corp. 3.50% 2017	23,075	23,075
Intercontinentalexchange, Inc. 2.50% 2018	12,000	12,336
Intesa Sanpaolo SpA 5.017% 2024[5]	41,610	39,883
Iron Mountain Inc. 6.00% 2020[1,5]	31,925	33,761
Iron Mountain Inc. 6.00% 2023[1]	950	1,014
Iron Mountain Inc. 5.75% 2024[1]	4,325	4,464
iStar Financial Inc. 4.00% 2017	28,625	28,518
iStar Financial Inc. 4.875% 2018	11,575	11,503
iStar Financial Inc. 5.00% 2019	14,275	14,132
iStar Financial Inc., Series B, 9.00% 2017	37,360	38,948
JPMorgan Chase & Co. 1.35% 2017	4,240	4,250
JPMorgan Chase & Co. 2.25% 2020	10,000	10,204
JPMorgan Chase & Co. 2.55% 2020	11,150	11,450
JPMorgan Chase & Co. 2.40% 2021	14,000	14,266
JPMorgan Chase & Co. 2.95% 2026	10,000	10,114
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	36,425	37,591
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	36,535	41,190
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	74,825	77,912
Keybank National Association 2.50% 2019	9,000	9,268
Kimco Realty Corp. 5.70% 2017	17,250	17,826
Kimco Realty Corp. 6.875% 2019	10,000	11,516
The Income Fund of America — Page 7 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Kimco Realty Corp. 3.40% 2022	$5,460	$5,758
Leucadia National Corp. 5.50% 2023	13,255	13,847
Liberty Mutual Group Inc. 4.25% 2023[5]	4,400	4,716
Liberty Mutual Group Inc., Series A, 7.80% 2087[5]	19,415	21,648
Lloyds Banking Group PLC 2.30% 2018	3,625	3,674
Lloyds Banking Group PLC 4.50% 2024	9,000	9,355
Lloyds Banking Group PLC 4.582% 2025[5]	7,000	7,161
MetLife Capital Trust IV, junior subordinated 7.875% 2067[5]	14,430	17,958
MetLife Capital Trust X, junior subordinated 9.25% 2068[5]	500	716
MetLife Global Funding I 2.30% 2019[5]	8,435	8,631
MetLife Global Funding I 2.00% 2020[5]	5,135	5,205
MetLife Global Funding I 2.50% 2020[5]	4,000	4,147
MetLife, Inc. 5.25% 2049	10,000	10,033
Morgan Stanley 2.50% 2021	13,625	13,801
Morgan Stanley 3.875% 2026	11,000	11,769
Morgan Stanley 3.125% 2026	19,156	19,398
Nationwide Mutual Insurance Co. 2.923% 2024[5,7]	8,150	8,089
Navient Corp. 4.875% 2019	2,240	2,257
Navient Corp. 6.625% 2021	2,845	2,886
New York Life Global Funding 2.10% 2019[5]	11,000	11,222
New York Life Global Funding 1.95% 2020[5]	1,820	1,847
PNC Bank 2.40% 2019	7,825	8,065
PNC Financial Services Group, Inc. 2.854% 2022	8,395	8,649
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,269
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	10,250	11,531
PNC Preferred Funding Trust I, junior subordinated 2.303% (undated)[5,7]	23,800	22,223
Prologis, Inc. 3.35% 2021	1,950	2,071
Prologis, Inc. 4.25% 2023	25,000	27,929
Prologis, Inc. 3.75% 2025	1,520	1,650
Prudential Financial, Inc. 3.50% 2024	9,000	9,467
QBE Insurance Group Ltd. 2.40% 2018[5]	16,910	17,050
Rabobank Nederland 2.25% 2019	8,000	8,164
Rabobank Nederland 2.50% 2021	6,525	6,740
Rabobank Nederland 4.625% 2023	8,000	8,598
Rabobank Nederland 4.375% 2025	9,000	9,517
RBS Capital Trust II 6.425% noncumulative trust (undated)	6,005	6,275
Realogy Corp. 4.50% 2019[5]	32,550	33,893
Realogy Corp. 5.25% 2021[5]	27,600	28,980
Realogy Corp. 4.875% 2023[5]	7,825	7,981
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[5]	12,735	14,123
Scentre Group 2.375% 2021[5]	4,575	4,646
Scentre Group 3.25% 2025[5]	3,140	3,224
Scentre Group 3.50% 2025[5]	10,455	10,945
Select Income REIT 3.60% 2020	5,775	5,886
Select Income REIT 4.15% 2022	3,300	3,328
Select Income REIT 4.50% 2025	2,540	2,526
Skandinaviska Enskilda 2.625% 2021	10,500	10,903
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% 2049[5]	67,890	77,819
Société Générale, junior subordinated 5.922% (undated)[5]	45,073	46,087
Synovus Financial Corp. 7.875% 2019	23,506	26,297
Travelers Companies, Inc. 3.75% 2046	700	758
UBS Group AG 2.95% 2020[5]	10,000	10,303
UBS Group AG 4.125% 2025[5]	4,425	4,675
Unum Group 7.125% 2016	6,740	6,804
The Income Fund of America — Page 8 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
US Bancorp. 3.70% 2024	$10,000	$11,095
US Bancorp. 2.375% 2026	6,000	6,019
WEA Finance LLC 2.70% 2019[5]	8,525	8,736
WEA Finance LLC 3.25% 2020[5]	10,195	10,640
WEA Finance LLC 3.75% 2024[5]	4,400	4,653
Wells Fargo & Co. 1.286% 2019[7]	9,311	9,346
Wells Fargo & Co. 2.55% 2020	4,350	4,484
Wells Fargo & Co. 2.10% 2021	19,900	20,016
Wells Fargo & Co. 2.50% 2021	15,000	15,406
Wells Fargo & Co. 4.60% 2021	45,000	50,326
Wells Fargo & Co. 4.90% 2045	10,000	11,369
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	86,566	92,175
		2,398,120
Consumer discretionary 2.20%
21st Century Fox America, Inc. 4.95% 2045	415	495
Amazon.com, Inc. 4.80% 2034	12,000	14,399
American Honda Finance Corp. 2.25% 2019	8,500	8,768
American Honda Finance Corp. 1.20% 2019	11,000	11,014
American Honda Finance Corp. 1.65% 2021	8,850	8,890
Bayerische Motoren Werke AG 2.00% 2021[5]	2,000	2,036
Boyd Gaming Corp. 9.00% 2020	33,000	34,768
Boyd Gaming Corp. 6.875% 2023	16,125	17,334
Burger King Corp. 4.625% 2022[5]	9,000	9,293
Burger King Corp. 6.00% 2022[5]	26,025	27,359
Cablevision Systems Corp. 7.75% 2018	20,800	22,334
Cablevision Systems Corp. 8.00% 2020	20,000	20,900
Cablevision Systems Corp. 6.75% 2021	21,499	22,896
Carnival Corp. 3.95% 2020	11,290	12,232
CBS Corp. 1.95% 2017	5,000	5,035
CBS Outdoor Americas Inc. 5.25% 2022[1]	29,500	30,569
CBS Outdoor Americas Inc. 5.625% 2024[1]	3,396	3,596
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[5]	11,045	11,636
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[5]	9,715	10,565
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	1,400	1,482
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[5]	40,510	44,825
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[5]	14,350	15,014
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[5]	68,675	72,624
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035[5]	5,750	6,790
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[5]	4,475	5,392
Cengage Learning Acquisitions, Inc., Term Loan B, 5.25% 2023[7,8,9]	4,949	4,946
Cengage Learning Acquisitions, Inc. 9.50% 2024[5]	3,375	3,548
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	51,735	51,735
Comcast Corp. 2.35% 2027	5,220	5,243
Comcast Corp. 6.45% 2037	25,000	35,303
Comcast Corp. 4.75% 2044	4,855	5,893
Cox Communications, Inc. 5.875% 2016[5]	25,000	25,370
Cumulus Media Holdings Inc. 7.75% 2019	34,160	14,518
Cumulus Media Inc., Term Loan B, 4.25% 2020[7,8,9]	10,624	7,550
DaimlerChrysler North America Holding Corp. 2.625% 2016[5]	2,000	2,004
DaimlerChrysler North America Holding Corp. 1.375% 2017[5]	8,585	8,578
DaimlerChrysler North America Holding Corp. 1.50% 2019[5]	11,000	11,004
DaimlerChrysler North America Holding Corp. 2.25% 2019[5]	14,000	14,317
DaimlerChrysler North America Holding Corp. 2.25% 2020[5]	10,660	10,904
The Income Fund of America — Page 9 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	$10,600	$10,671
DaimlerChrysler North America Holding Corp. 3.25% 2024[5]	770	815
DaimlerChrysler North America Holding Corp. 3.30% 2025[5]	2,000	2,127
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	3,338
Delta 2 (Formula One), Term Loan B, 7.75% 2022[7,8,9]	18,825	18,558
DISH DBS Corp. 4.625% 2017	23,825	24,421
DISH DBS Corp. 4.25% 2018	15,450	15,894
DISH DBS Corp. 7.875% 2019	1,425	1,578
Family Tree Escrow LLC 5.25% 2020[5]	4,025	4,206
Family Tree Escrow LLC 5.75% 2023[5]	16,550	17,957
Federated Department Stores, Inc. 6.90% 2029	7,925	8,924
Ford Motor Credit Co. 8.00% 2016	1,500	1,538
Ford Motor Credit Co. 2.145% 2018	8,170	8,240
Ford Motor Credit Co. 2.375% 2018	10,905	11,038
Ford Motor Credit Co. 2.597% 2019	7,270	7,435
Ford Motor Credit Co. 2.943% 2019	9,000	9,255
Ford Motor Credit Co. 3.157% 2020	10,000	10,336
Ford Motor Credit Co. 3.219% 2022	16,000	16,624
Ford Motor Credit Co. 4.375% 2023	8,850	9,674
Ford Motor Credit Co. 3.664% 2024	7,000	7,317
Ford Motor Credit Co. 4.134% 2025	5,000	5,361
Ford Motor Credit Co. 4.389% 2026	2,000	2,204
GameStop Corp. 6.75% 2021[5]	5,625	5,695
Gannett Co., Inc. 5.125% 2019	7,925	8,202
Gannett Co., Inc. 4.875% 2021[5]	9,235	9,604
Gannett Co., Inc. 5.50% 2024[5]	6,500	6,833
General Motors Co. 4.00% 2025	5,740	5,940
General Motors Co. 6.60% 2036	13,260	16,458
General Motors Co. 5.20% 2045	8,000	8,618
General Motors Co. 6.75% 2046	14,185	18,511
General Motors Financial Co. 6.75% 2018	2,760	3,001
General Motors Financial Co. 3.50% 2019	8,795	9,104
General Motors Financial Co. 3.70% 2020	2,725	2,828
General Motors Financial Co. 3.20% 2021	10,250	10,420
General Motors Financial Co. 4.375% 2021	21,275	22,826
General Motors Financial Co. 3.45% 2022	33,990	34,736
General Motors Financial Co. 5.25% 2026	5,295	5,925
Goodyear Tire & Rubber Co. 5.00% 2026	9,625	10,166
Hilton Worldwide Finance LLC 5.625% 2021	9,565	9,917
Hilton Worldwide, Term Loan B, 3.50% 2020[7,8,9]	14,579	14,634
Home Depot, Inc. 5.95% 2041	12,500	17,756
Hyundai Capital America 2.00% 2019[5]	5,070	5,107
Hyundai Capital America 2.60% 2020[5]	3,250	3,323
Hyundai Capital America 3.00% 2020[5]	2,000	2,080
Hyundai Capital America 2.45% 2021[5]	14,000	14,238
iHeartCommunications, Inc. 10.625% 2023	10,020	7,690
International Game Technology 6.25% 2022[5]	14,000	14,735
Limited Brands, Inc. 8.50% 2019	16,105	18,883
Limited Brands, Inc. 7.00% 2020	21,271	24,568
Limited Brands, Inc. 6.625% 2021	23,754	27,377
Limited Brands, Inc. 6.875% 2035	19,625	20,910
Lowe’s Companies, Inc. 2.50% 2026	3,115	3,199
McClatchy Co. 9.00% 2022	9,850	10,121
McDonald’s Corp. 2.75% 2020	625	655
The Income Fund of America — Page 10 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 3.70% 2026	$1,355	$1,489
McDonald’s Corp. 4.875% 2045	2,165	2,600
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 5.00% 2022[7,8,9]	14,940	15,037
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[5]	2,825	2,973
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	17,225	17,806
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	8,193
MGM Growth Properties LLC 5.625% 2024[5]	7,350	7,890
MGM Resorts International 8.625% 2019	10,000	11,375
MGM Resorts International 6.75% 2020	7,350	8,159
MGM Resorts International 7.75% 2022	17,000	19,642
Michaels Stores, Inc. 5.875% 2020[5]	14,125	14,708
Mohegan Tribal Gaming Authority 11.00% 2018[5,6]	4,318	4,330
Myriad International Holdings 6.375% 2017[5]	12,500	12,985
Myriad International Holdings 6.375% 2017	2,500	2,597
Myriad International Holdings 6.00% 2020[5]	45,655	50,332
Myriad International Holdings 6.00% 2020	25,705	28,338
Myriad International Holdings 5.50% 2025	6,140	6,574
NBC Universal Enterprise, Inc. 1.365% 2018[5,7]	8,625	8,678
NBC Universal Enterprise, Inc. 5.25% 2049[5]	37,105	39,072
NCL Corp. Ltd. 5.25% 2019[5]	8,050	8,271
Needle Merger Sub Corp. 8.125% 2019[5]	33,920	33,284
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	49,730	42,400
Neiman Marcus Group LTD Inc. 8.75% 2021[5,6]	14,555	11,571
Neiman Marcus, Term Loan B, 4.25% 2020[7,8,9]	36,520	34,463
Newell Rubbermaid Inc. 2.60% 2019	6,450	6,638
Newell Rubbermaid Inc. 3.15% 2021	22,180	23,299
Newell Rubbermaid Inc. 3.85% 2023	11,335	12,135
Newell Rubbermaid Inc. 4.20% 2026	23,990	26,257
Newell Rubbermaid Inc. 5.50% 2046	50,690	63,150
PETCO Animal Supplies, Inc., Term Loan B-1, 5.00% 2023[7,8,9]	6,666	6,705
PETsMART, Inc. 7.125% 2023[5]	29,025	30,440
Playa Resorts Holding BV 8.00% 2020[5]	24,490	25,010
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[7,8,9]	5,346	5,324
President & Fellows of Harvard College 3.619% 2037	10,000	11,183
RCI Banque 3.50% 2018[5]	13,150	13,544
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	11,325	12,231
Schaeffler Finance BV 4.75% 2021[5]	2,626	2,728
Schaeffler Finance BV 4.25% 2021[5]	7,070	7,282
Schaeffler Holding Finance BV 7.625% 2018[5,6]	2,186	2,238
Schaeffler Holding Finance BV 6.25% 2019[5,6]	11,735	12,234
Seminole Tribe of Florida 6.535% 2020[5,9]	7,580	7,618
Sotheby’s Holdings, Inc. 5.25% 2022[5]	7,775	7,425
Standard Pacific Corp. 8.375% 2021	2,475	2,937
Starbucks Corp. 2.10% 2021	1,100	1,134
Starbucks Corp. 2.70% 2022	2,140	2,262
Starbucks Corp. 4.30% 2045	3,120	3,790
TEGNA Inc. 5.125% 2020	1,936	2,014
Tenneco Inc. 5.00% 2026	5,050	5,176
Thomson Reuters Corp. 1.30% 2017	1,510	1,511
Thomson Reuters Corp. 1.65% 2017	4,350	4,368
Thomson Reuters Corp. 4.30% 2023	1,285	1,416
Thomson Reuters Corp. 5.65% 2043	1,425	1,726
TI Automotive Ltd. 8.75% 2023[5]	9,785	10,103
Time Warner Cable Inc. 6.75% 2018	18,630	20,438
The Income Fund of America — Page 11 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Time Warner Cable Inc. 5.00% 2020	$35,000	$38,308
Time Warner Inc. 4.75% 2021	15,000	16,916
Time Warner Inc. 3.60% 2025	14,500	15,669
Toyota Motor Credit Corp. 1.45% 2018	2,000	2,011
Toyota Motor Credit Corp. 1.70% 2019	2,000	2,029
Toyota Motor Credit Corp. 2.15% 2020	15,000	15,404
Univision Communications Inc. 8.50% 2021[5]	7,190	7,548
Univision Communications Inc. 6.75% 2022[5]	6,530	7,003
Univision Communications Inc. 5.125% 2023[5]	1,250	1,291
Univision Communications Inc. 5.125% 2025[5]	1,305	1,347
Univision Communications Inc., Term Loan C3, 4.00% 2020[7,8,9]	16,872	16,887
Virgin Media Secured Finance PLC 5.375% 2021[5,9]	15,840	16,533
Volkswagen International Finance NV 2.375% 2017[5]	14,500	14,597
Warner Music Group 6.00% 2021[5]	15,146	15,809
Warner Music Group 5.625% 2022[5]	11,887	12,348
Warner Music Group 6.75% 2022[5]	8,000	8,440
Warner Music Group 5.00% 2023[5]	3,250	3,307
WPP Finance 2010 3.75% 2024	2,000	2,144
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	6,725	6,923
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[5]	8,225	7,886
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[5]	5,000	5,044
Wynn Macau, Ltd. 5.25% 2021[5]	35,025	35,375
YUM! Brands, Inc. 5.00% 2024[5]	9,945	10,417
YUM! Brands, Inc. 5.25% 2026[5]	4,975	5,277
ZF Friedrichshafen AG 4.00% 2020[5]	5,065	5,293
ZF Friedrichshafen AG 4.50% 2022[5]	16,795	17,488
ZF Friedrichshafen AG 4.75% 2025[5]	21,530	22,580
		2,231,687
Energy 2.11%
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,8,9]	30,600	15,491
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,8,9]	29,602	3,478
American Energy (Permian Basin), 7.119% 2019[5,7]	10,000	5,925
American Energy (Permian Basin) 7.125% 2020[5]	33,860	20,062
American Energy (Permian Basin) 7.375% 2021[5]	11,835	7,012
Anadarko Petroleum Corp. 6.375% 2017	1,264	1,326
Anadarko Petroleum Corp. 5.55% 2026	15,605	17,073
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,228
Anadarko Petroleum Corp. 6.60% 2046	4,320	4,998
APT Pipelines Ltd. 4.20% 2025[5]	11,000	11,347
Ascent Resources Utica, LLC, 15.00% 2019[3,6,7,8,9]	14,537	5,597
Baytex Energy Corp. 5.125% 2021[5]	10,050	8,191
Baytex Energy Corp. 5.625% 2024[5]	3,450	2,743
BG Energy Capital PLC 2.875% 2016[5]	7,395	7,421
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[5]	9,810	9,270
Boardwalk Pipeline Partners 3.375% 2023	3,000	2,796
Boardwalk Pipelines, LP 4.95% 2024	6,705	6,646
Canadian Natural Resources Ltd. 5.70% 2017	7,350	7,563
Canadian Natural Resources Ltd. 3.80% 2024	1,440	1,423
Canadian Natural Resources Ltd. 6.50% 2037	1,000	1,084
Cenovus Energy Inc. 3.00% 2022	5,970	5,614
Cenovus Energy Inc. 3.80% 2023	19,005	18,324
Cheniere Energy, Inc. 7.00% 2024[5]	16,400	17,200
Chesapeake Energy Corp. 3.878% 2019[7]	10,075	8,463
The Income Fund of America — Page 12 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Chesapeake Energy Corp. 4.875% 2022	$13,025	$8,531
Chevron Corp. 2.954% 2026	10,215	10,548
Concho Resources Inc. 5.50% 2023	7,000	6,948
ConocoPhillips 4.20% 2021	6,520	6,962
ConocoPhillips 4.95% 2026	4,025	4,490
ConocoPhillips 5.95% 2046	10,035	12,157
CONSOL Energy Inc. 5.875% 2022	42,650	39,131
DCP Midstream Operating LP 4.95% 2022	13,815	13,815
Denbury Resources Inc. 9.00% 2021[5]	7,713	7,752
Devon Energy Corp. 2.25% 2018	3,600	3,602
Devon Energy Corp. 5.00% 2045	7,815	7,237
Diamond Offshore Drilling, Inc. 4.875% 2043	42,920	30,902
Ecopetrol SA 5.875% 2023	2,820	2,954
Ecopetrol SA 5.375% 2026	10,935	10,822
Ecopetrol SA 5.875% 2045	2,115	1,880
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,390
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	30,044
Enbridge Energy Partners, LP 9.875% 2019	10,500	12,258
Enbridge Energy Partners, LP 4.375% 2020	16,770	17,510
Enbridge Energy Partners, LP 5.875% 2025	23,370	25,762
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,214
Enbridge Energy Partners, LP 7.375% 2045	36,315	44,286
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,541
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,340
Enbridge Inc. 5.60% 2017	20,067	20,565
Enbridge Inc. 4.00% 2023	25,525	25,650
Enbridge Inc. 3.50% 2024	515	496
Energy Transfer Partners, LP 4.15% 2020	5,000	5,196
Energy Transfer Partners, LP 7.50% 2020	9,250	10,013
Energy Transfer Partners, LP 5.875% 2024	11,800	11,895
Energy Transfer Partners, LP 4.75% 2026	9,350	9,539
Energy Transfer Partners, LP 5.50% 2027	15,480	15,122
Energy Transfer Partners, LP 6.125% 2045	7,325	7,672
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,627
EnLink Midstream Partners, LP 4.40% 2024	7,310	7,134
EnLink Midstream Partners, LP 4.15% 2025	11,760	11,059
EnLink Midstream Partners, LP 5.05% 2045	9,810	7,922
Ensco PLC 5.20% 2025	11,300	7,698
Ensco PLC 5.75% 2044	20,970	12,294
Enterprise Products Operating LLC 5.20% 2020	3,910	4,422
Enterprise Products Operating LLC 2.85% 2021	4,805	4,974
Enterprise Products Operating LLC 3.95% 2027	2,255	2,382
Enterprise Products Operating LLC 4.90% 2046	1,040	1,108
EOG Resources, Inc. 4.15% 2026	3,830	4,204
EP Energy Corp. 9.375% 2020	5,750	3,306
EP Energy Corp. 6.375% 2023	8,200	4,141
Extraction Oil & Gas Holdings LLC 7.875% 2021[5]	2,900	2,907
Genesis Energy, LP 6.75% 2022	13,050	13,213
Halliburton Co. 3.80% 2025	10,395	10,754
Halliburton Co. 4.85% 2035	1,115	1,219
Halliburton Co. 5.00% 2045	1,860	2,038
Jupiter Resources Inc. 8.50% 2022[5]	37,250	28,124
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,912
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	1,904
The Income Fund of America — Page 13 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 4.15% 2022	$12,145	$12,687
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,445
Kinder Morgan Energy Partners, LP 3.50% 2023	4,850	4,835
Kinder Morgan Energy Partners, LP 4.25% 2024	8,265	8,474
Kinder Morgan Energy Partners, LP 6.95% 2038	460	525
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	19,086
Kinder Morgan Energy Partners, LP 5.40% 2044	9,660	9,312
Kinder Morgan Energy Partners, LP 5.50% 2044	7,206	7,403
Kinder Morgan, Inc. 3.05% 2019	8,070	8,282
Kinder Morgan, Inc. 4.30% 2025	23,890	24,788
Kinder Morgan, Inc. 5.55% 2045	6,160	6,202
Matador Resources Co. 6.875% 2023	1,400	1,446
NGL Energy Partners LP 5.125% 2019	8,390	7,782
NGL Energy Partners LP 6.875% 2021	20,105	18,220
NGPL PipeCo LLC 7.119% 2017[5]	58,790	61,730
NGPL PipeCo LLC 9.625% 2019[5]	66,700	70,035
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[7,8,9]	126	126
Noble Corp. PLC 5.00% 2018	7,555	7,297
Noble Corp. PLC 6.95% 2025	23,605	19,297
Noble Corp. PLC 7.95% 2045	25,605	18,820
Oasis Petroleum Inc. 6.875% 2022	3,650	3,203
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[5,9]	1,395	382
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[5,9]	4,220	717
PDC Energy Inc. 7.75% 2022	44,830	46,511
Peabody Energy Corp., Term Loan, 10.00% 2017[7,8,9]	7,000	7,254
Peabody Energy Corp. 6.00% 2018[10]	123,645	19,783
Peabody Energy Corp. 6.50% 2020[10]	4,500	720
Peabody Energy Corp. 6.25% 2021[10]	32,150	5,144
Petrobras Global Finance Co. 6.85% 2115	2,775	2,133
Petrobras International Finance Co. 5.75% 2020	6,535	6,539
Petrobras International Finance Co. 5.375% 2021	28,655	27,258
Petróleos Mexicanos 3.50% 2018	14,280	14,537
Petróleos Mexicanos 5.50% 2019[5]	13,925	14,761
Petróleos Mexicanos 6.375% 2021[5]	5,935	6,527
Petróleos Mexicanos 3.50% 2023	11,000	10,450
Petróleos Mexicanos 4.50% 2026	8,775	8,507
Petróleos Mexicanos 6.875% 2026[5]	8,550	9,619
Petróleos Mexicanos 5.625% 2046	7,290	6,706
Phillips 66 Partners LP 3.605% 2025	1,640	1,609
Phillips 66 Partners LP 4.68% 2045	245	235
Pioneer Natural Resources Co. 3.45% 2021	7,015	7,247
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[5,9]	8,562	6,978
Range Resources Corp. 4.875% 2025	20,650	19,721
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,9]	14,858	16,062
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,593
Ras Laffan Liquefied Natural Gas III 6.75% 2019[5]	1,000	1,148
Ras Laffan Liquefied Natural Gas III 5.838% 2027[5,9]	10,325	11,680
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	14,855	15,353
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	35	37
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	10,875	11,281
Rice Energy Inc. 6.25% 2022	16,125	15,803
Rice Energy Inc. 7.25% 2023	1,350	1,360
Sabine Pass Liquefaction, LLC 5.625% 2021	40,425	41,941
Sabine Pass Liquefaction, LLC 6.25% 2022	7,000	7,359
The Income Fund of America — Page 14 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Sabine Pass Liquefaction, LLC 5.625% 2023	$5,000	$5,125
Sabine Pass Liquefaction, LLC 5.75% 2024	8,860	9,126
Sabine Pass Liquefaction, LLC 5.625% 2025	23,905	24,495
Schlumberger BV 3.00% 2020[5]	6,645	6,978
Schlumberger BV 3.625% 2022[5]	7,065	7,571
Schlumberger BV 4.00% 2025[5]	11,385	12,414
Seven Generations Energy Ltd. 6.75% 2023[5]	15,485	15,717
Shell International Finance BV 1.875% 2021	20,205	20,337
Shell International Finance BV 2.875% 2026	4,635	4,734
Shell International Finance BV 4.00% 2046	2,900	2,993
SM Energy Co. 5.625% 2025	21,975	18,349
Southwestern Energy Co. 4.10% 2022	25,305	22,521
Southwestern Energy Co. 6.70% 2025	44,150	43,046
Spectra Energy Partners, LP 4.75% 2024	3,250	3,640
Statoil ASA 3.125% 2017	10,000	10,211
Statoil ASA 2.75% 2021	3,085	3,214
Statoil ASA 3.25% 2024	850	914
Statoil ASA 4.25% 2041	3,000	3,300
StatoilHydro ASA 1.80% 2016	10,000	10,029
Sunoco LP 6.25% 2021[5]	33,230	33,978
Targa Resources Corp. 4.125% 2019	14,955	14,974
Targa Resources Partners LP 6.75% 2024[5]	10,705	11,214
TC PipeLines, LP 4.375% 2025	11,815	11,850
Teekay Corp. 8.50% 2020[5]	38,825	33,584
Teekay Corp. 8.50% 2020	32,741	28,321
Tesoro Logistics LP 5.50% 2019	15,700	16,760
Tesoro Logistics LP 6.125% 2021	1,080	1,127
Tesoro Logistics LP 6.25% 2022	7,900	8,256
Tesoro Logistics LP 6.375% 2024	1,220	1,292
TransCanada PipeLines Ltd. 7.625% 2039	10,750	15,700
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	46,150	34,849
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	2,820	2,735
Transocean Inc. 6.80% 2016	18,395	18,510
Transocean Inc. 8.125% 2021	20,000	16,800
Transocean Inc. 9.00% 2023[5]	7,050	6,627
Weatherford International PLC 7.75% 2021	9,700	9,200
Weatherford International PLC 4.50% 2022	32,155	26,689
Weatherford International PLC 8.25% 2023	33,250	31,089
Weatherford International PLC 7.00% 2038	39,545	29,461
Weatherford International PLC 6.75% 2040	69,655	50,500
Weatherford International PLC 5.95% 2042	5,000	3,475
Western Gas Partners LP 2.60% 2018	1,150	1,148
Western Gas Partners LP 3.95% 2025	3,045	2,993
Western Gas Partners LP 4.65% 2026	2,275	2,296
Williams Companies, Inc. 3.70% 2023	19,130	17,552
Williams Partners LP 5.25% 2020	1,960	2,067
Williams Partners LP 4.00% 2021	2,900	2,945
Williams Partners LP 3.60% 2022	4,920	4,798
Williams Partners LP 4.50% 2023	2,000	1,997
Williams Partners LP 4.30% 2024	7,670	7,581
Williams Partners LP 3.90% 2025	14,300	13,574
Williams Partners LP 4.00% 2025	14,725	14,072
Williams Partners LP 4.90% 2045	3,260	2,851
The Income Fund of America — Page 15 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 5.10% 2045	$6,965	$6,286
Woodside Finance Ltd. 4.60% 2021[5]	18,935	20,307
		2,146,963
Health care 1.95%
AbbVie Inc. 2.30% 2021	14,335	14,613
AbbVie Inc. 2.90% 2022	7,200	7,460
AbbVie Inc. 3.20% 2022	2,675	2,813
AbbVie Inc. 2.85% 2023	4,700	4,807
AbbVie Inc. 3.60% 2025	10,000	10,628
AbbVie Inc. 3.20% 2026	15,275	15,705
AbbVie Inc. 4.50% 2035	5,705	6,220
AbbVie Inc. 4.30% 2036	1,080	1,135
AbbVie Inc. 4.45% 2046	18,440	19,712
Actavis Funding SCS 2.35% 2018	11,135	11,303
Actavis Funding SCS 3.00% 2020	16,590	17,279
Actavis Funding SCS 3.45% 2022	20,180	21,261
Actavis Funding SCS 3.80% 2025	35,940	38,276
Actavis Funding SCS 4.55% 2035	18,570	20,067
Actavis Funding SCS 4.75% 2045	20,990	23,366
Aetna Inc. 1.70% 2018	18,275	18,442
Aetna Inc. 1.90% 2019	21,000	21,293
Aetna Inc. 2.40% 2021	31,295	31,951
Aetna Inc. 2.80% 2023	1,575	1,624
Aetna Inc. 3.20% 2026	12,415	12,759
Aetna Inc. 4.25% 2036	7,000	7,277
Aetna Inc. 4.375% 2046	3,095	3,221
Amgen Inc. 2.70% 2022	5,100	5,292
AstraZeneca PLC 3.375% 2025	28,505	30,620
Baxalta Inc. 2.875% 2020	14,410	14,622
Baxalta Inc. 4.00% 2025	10,140	10,813
Bayer AG 2.375% 2019[5]	4,810	4,917
Becton, Dickinson and Co. 2.675% 2019	3,600	3,737
Becton, Dickinson and Co. 4.685% 2044	3,800	4,421
Boston Scientific Corp. 2.85% 2020	7,875	8,154
Boston Scientific Corp. 6.00% 2020	5,375	6,120
Boston Scientific Corp. 3.375% 2022	14,300	14,979
Boston Scientific Corp. 3.85% 2025	11,200	12,062
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,001
Celgene Corp. 3.625% 2024	7,000	7,450
Celgene Corp. 4.625% 2044	2,595	2,813
Celgene Corp. 5.00% 2045	9,185	10,740
Centene Corp. 5.75% 2017	10,060	10,400
Centene Corp. 5.625% 2021	31,317	33,157
Centene Corp. 4.75% 2022	47,963	49,642
Centene Corp. 6.125% 2024	8,012	8,628
Concordia Healthcare Corp. 9.50% 2022[5]	12,485	11,455
Concordia Healthcare Corp. 7.00% 2023[5]	4,030	3,345
ConvaTec Finance International SA 8.25% 2019[5,6]	14,795	14,873
DaVita HealthCare Partners Inc. 5.125% 2024	1,775	1,836
DaVita HealthCare Partners Inc. 5.00% 2025	10,900	11,050
DENTSPLY International Inc. 2.75% 2016	5,620	5,623
DJO Finance LLC 10.75% 2020[5]	13,253	11,066
DJO Finco Inc. 8.125% 2021[5]	48,860	44,707
The Income Fund of America — Page 16 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
EMD Finance LLC 1.70% 2018[5]	$18,900	$18,974
EMD Finance LLC 2.40% 2020[5]	22,050	22,426
EMD Finance LLC 2.95% 2022[5]	18,600	19,216
EMD Finance LLC 3.25% 2025[5]	29,900	31,119
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[5]	17,135	15,025
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[5]	6,700	6,064
Gilead Sciences, Inc. 3.05% 2016	10,265	10,344
HCA Inc. 3.75% 2019	16,657	17,323
HCA Inc. 6.50% 2020	24,800	27,373
HCA Inc. 4.75% 2023	580	606
HCA Inc. 5.00% 2024	2,080	2,189
HCA Inc. 5.375% 2025	50,000	52,156
HCA Inc. 5.25% 2026	13,750	14,609
Healthsouth Corp. 5.75% 2024	4,575	4,769
Healthsouth Corp. 5.75% 2025	11,892	12,339
Hologic, Inc. 5.25% 2022[5]	5,920	6,297
Humana Inc. 3.85% 2024	4,400	4,735
Humana Inc. 4.95% 2044	12,800	14,540
inVentiv Health Inc. 9.00% 2018[5]	39,285	40,660
inVentiv Health Inc. 10.00% 2018[5,6]	71,002	72,467
inVentiv Health Inc. 10.00% 2018	22,533	22,420
inVentiv Health Inc. 10.00% 2018	13,010	12,961
inVentiv Health Inc., Term Loan B4, 7.75% 2018[7,8,9]	18,315	18,389
Kindred Healthcare, Inc. 8.00% 2020	10,825	11,123
Kindred Healthcare, Inc. 8.75% 2023	8,865	8,965
Kinetic Concepts, Inc. 10.50% 2018	124,387	127,652
Kinetic Concepts, Inc. 12.50% 2019	40,540	39,831
Kinetic Concepts, Inc. 7.875% 2021[5]	2,925	3,161
Laboratory Corporation of America Holdings 3.20% 2022	5,335	5,533
Laboratory Corporation of America Holdings 4.70% 2045	885	976
Mallinckrodt PLC 4.875% 2020[5]	19,140	19,284
Mallinckrodt PLC 5.75% 2022[5]	9,843	9,671
Mallinckrodt PLC 5.625% 2023[5]	17,415	16,805
McKesson Corp. 2.284% 2019	5,875	6,008
McKesson Corp. 3.796% 2024	1,505	1,643
MEDNAX, Inc. 5.25% 2023[5]	2,110	2,205
Medtronic, Inc. 2.50% 2020	9,480	9,877
Medtronic, Inc. 4.375% 2035	3,903	4,507
Medtronic, Inc. 4.625% 2045	11,035	13,546
Merck & Co., Inc. 1.10% 2018	6,710	6,739
Molina Healthcare, Inc. 5.375% 2022[5]	43,428	44,514
Ortho-Clinical Diagnostics Inc. 6.625% 2022[5]	7,345	6,280
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[7,8,9]	9,975	9,688
Pfizer Inc. 7.20% 2039	1,353	2,098
Quintiles Transnational Corp. 4.875% 2023[5]	32,825	33,732
Roche Holdings, Inc. 2.875% 2021[5]	15,000	15,959
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,3,6,7,8,9]	23,163	20,378
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,3,7,8,9]	11,767	11,708
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,3,7,8,9]	9,200	9,154
St. Jude Medical, Inc. 2.80% 2020	9,100	9,448
Tenet Healthcare Corp. 4.375% 2021	10,720	10,747
Tenet Healthcare Corp. 8.125% 2022	1,684	1,747
Tenet Healthcare Corp. 6.75% 2023	11,236	10,857
Tenet Healthcare Corp., First Lien, 6.25% 2018	2,500	2,666
The Income Fund of America — Page 17 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp., First Lien, 4.75% 2020	$12,190	$12,449
Tenet Healthcare Corp., First Lien, 6.00% 2020	33,055	35,121
Tenet Healthcare Corp., First Lien, 4.50% 2021	20,140	20,341
Teva Pharmaceutical Finance Company BV 1.40% 2018	15,425	15,477
Teva Pharmaceutical Finance Company BV 1.70% 2019	15,730	15,838
Teva Pharmaceutical Finance Company BV 2.20% 2021	18,990	19,123
Teva Pharmaceutical Finance Company BV 2.80% 2023	9,460	9,643
Teva Pharmaceutical Finance Company BV 3.15% 2026	15,400	15,771
Teva Pharmaceutical Finance Company BV 4.10% 2046	8,195	8,495
Thermo Fisher Scientific Inc. 2.40% 2019	6,000	6,139
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,404
Thermo Fisher Scientific Inc. 5.30% 2044	365	447
UnitedHealth Group Inc. 1.40% 2017	6,500	6,544
UnitedHealth Group Inc. 6.00% 2017	12,430	12,963
UnitedHealth Group Inc. 3.35% 2022	7,030	7,569
UnitedHealth Group Inc. 3.75% 2025	10,710	11,934
UnitedHealth Group Inc. 4.625% 2035	1,080	1,287
UnitedHealth Group Inc. 4.75% 2045	1,800	2,252
VPI Escrow Corp. 6.75% 2018[5]	38,060	37,489
VPI Escrow Corp. 6.375% 2020[5]	49,563	44,978
VPI Escrow Corp. 7.50% 2021[5]	3,575	3,343
VRX Escrow Corp. 5.375% 2020[5]	33,820	30,332
VRX Escrow Corp. 5.875% 2023[5]	14,545	12,181
VRX Escrow Corp. 6.125% 2025[5]	17,320	14,419
WellPoint, Inc. 2.30% 2018	1,370	1,391
WellPoint, Inc. 2.25% 2019	12,500	12,746
Zimmer Holdings, Inc. 2.00% 2018	4,640	4,670
Zimmer Holdings, Inc. 2.70% 2020	13,770	14,078
Zimmer Holdings, Inc. 3.15% 2022	18,860	19,617
		1,979,279
Telecommunication services 1.54%
Altice Financing SA 6.625% 2023[5]	22,550	22,677
Altice Finco SA 6.50% 2022[5]	5,500	5,686
Altice Finco SA, First Lien, 7.75% 2022[5]	12,550	12,778
Altice NV 5.50% 2026[5]	3,775	3,917
AT&T Inc. 2.40% 2016	9,000	9,005
AT&T Inc. 2.80% 2021	8,685	8,993
AT&T Inc. 4.125% 2026	8,560	9,343
AT&T Inc. 8.25% 2031	3,804	5,648
AT&T Inc. 4.50% 2035	8,150	8,636
AT&T Inc. 4.75% 2046	6,250	6,650
CenturyLink, Inc. 7.50% 2024	13,425	14,365
CenturyLink, Inc., Series T, 5.80% 2022	1,524	1,564
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	50,899	52,680
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[5]	6,125	6,393
Deutsche Telekom International Finance BV 9.25% 2032	8,420	13,780
France Télécom 2.75% 2016	9,000	9,019
France Télécom 4.125% 2021	15,000	16,635
France Télécom 9.00% 2031	5,000	7,959
Frontier Communications Corp. 8.125% 2018	1,217	1,343
Frontier Communications Corp. 8.875% 2020	6,450	6,956
Frontier Communications Corp. 9.25% 2021	22,395	24,455
Frontier Communications Corp. 8.75% 2022	1,000	1,040
The Income Fund of America — Page 18 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Frontier Communications Corp. 10.50% 2022	$29,450	$31,843
Frontier Communications Corp. 7.125% 2023	6,225	5,805
Frontier Communications Corp. 7.625% 2024	20,000	18,550
Frontier Communications Corp. 11.00% 2025	96,301	103,283
Inmarsat PLC 4.875% 2022[5]	16,775	15,681
Intelsat Jackson Holding Co. 7.25% 2019	27,750	20,882
Intelsat Jackson Holding Co. 7.25% 2020	23,004	16,850
Ligado Networks, Term Loan, 9.75% 2020[6,7,8,9]	140,809	125,124
MetroPCS Wireless, Inc. 6.25% 2021	52,775	55,414
MetroPCS Wireless, Inc. 6.625% 2023	46,600	50,191
Numericable Group SA 6.00% 2022[5]	12,850	12,609
Numericable Group SA 7.375% 2026[5]	4,375	4,375
Orange SA 5.50% 2044	3,000	3,879
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,089
SoftBank Corp. 4.50% 2020[5]	53,420	55,557
Sprint Capital Corp. 6.90% 2019	5,025	4,994
Sprint Nextel Corp. 9.00% 2018[5]	5,000	5,438
Sprint Nextel Corp. 7.00% 2020	43,350	41,391
Sprint Nextel Corp. 7.25% 2021	36,155	33,918
Sprint Nextel Corp. 11.50% 2021	11,130	12,299
Sprint Nextel Corp. 7.875% 2023	33,475	30,734
Sprint Nextel Corp. 7.125% 2024	14,000	12,530
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,726
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,833
T-Mobile US, Inc. 6.542% 2020	36,700	37,939
T-Mobile US, Inc. 6.731% 2022	3,695	3,884
T-Mobile US, Inc. 6.375% 2025	6,650	7,140
T-Mobile US, Inc. 6.50% 2026	61,150	66,455
Trilogy International Partners, LLC 13.375% 2019[5]	61,800	62,418
Verizon Communications Inc. 2.183% 2016[7]	34,729	34,797
Verizon Communications Inc. 1.375% 2019	7,000	7,009
Verizon Communications Inc. 1.75% 2021	4,280	4,286
Verizon Communications Inc. 3.00% 2021	2,516	2,664
Verizon Communications Inc. 2.625% 2026	8,320	8,336
Verizon Communications Inc. 4.272% 2036	62,006	65,078
Verizon Communications Inc. 6.00% 2041	28,000	35,724
Verizon Communications Inc. 4.125% 2046	35,646	36,192
Verizon Communications Inc. 4.522% 2048	78,900	84,442
Wind Acquisition SA 4.75% 2020[5]	71,435	71,480
Wind Acquisition SA 7.375% 2021[5]	67,200	67,032
Windstream Holdings, Inc. 7.75% 2021	28,150	26,883
Zayo Group Holdings, Inc. 6.00% 2023	5,050	5,277
Zayo Group Holdings, Inc. 6.375% 2025	575	604
		1,560,157
Industrials 1.26%
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,005
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,050
ABC Supply Co., Inc. 5.625% 2021[5]	325	337
ADS Waste Escrow 8.25% 2020	4,675	4,862
AECOM Technology Corp. 5.875% 2024	7,400	7,973
AerCap Holdings NV 2.75% 2017	150	151
AerCap Holdings NV 3.75% 2019	3,400	3,528
American Airlines, Inc., 5.50% 2019[5]	2,250	2,306
The Income Fund of America — Page 19 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[9]	$7,472	$8,200
American Builders & Contractors Supply Co. Inc. 5.75% 2023[5]	1,400	1,477
ARAMARK Corp. 5.125% 2024	14,525	15,033
ARAMARK Corp. 5.125% 2024[5]	5,000	5,175
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	77,855	73,184
Atlas Copco AB 5.60% 2017[5]	5,500	5,626
Builders Firstsource 7.625% 2021[5]	32,522	34,490
Builders Firstsource 10.75% 2023[5]	5,135	5,726
Canadian National Railway Co. 3.20% 2046	2,305	2,306
CEVA Group PLC 7.00% 2021[1,5]	2,250	1,896
CEVA Group PLC 9.00% 2021[1,5]	1,050	830
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.969% 2021[1,7,8,9]	4,870	4,060
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[1,7,8,9]	6,924	5,773
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[1,7,8,9]	5,020	4,186
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[1,7,8,9]	866	722
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[9]	429	443
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[9]	15	15
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[9]	1,268	1,307
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[9]	478	488
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[9]	65	70
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[9]	8,890	9,441
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[9]	50	51
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[9]	289	310
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[9]	60	60
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[9]	1,240	1,320
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[9]	6,831	7,194
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[9]	1,627	1,777
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[9]	2,749	3,078
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[9]	6	6
Corporate Risk Holdings LLC 9.50% 2019[1,5]	45,000	42,637
Corporate Risk Holdings LLC 13.50% 2020[1,3,5,6]	14,211	14,629
DAE Aviation Holdings, Inc. 10.00% 2023[5]	39,390	40,966
Deck Chassis Acquisition Inc. 10.00% 2023[5]	24,975	26,286
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[9]	4,413	5,053
ERAC USA Finance Co. 5.25% 2020[5]	5,000	5,651
Euramax International, Inc. 12.00% 2020[5]	23,375	23,726
European Aeronautic Defence and Space Company 2.70% 2023[5]	885	923
Fortive Corp. 2.35% 2021[5]	2,825	2,889
Gardner Denver, Inc. 6.875% 2021[5]	9,425	8,789
Gardner Denver, Inc., Term Loan B, 4.25% 2020[7,8,9]	25,660	24,465
Gates Global LLC 6.00% 2022[5]	32,125	29,394
Gates Global LLC, Term Loan B, 4.25% 2021[7,8,9]	6,180	6,069
General Electric Capital Corp. 2.342% 2020	13,195	13,696
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,945
General Electric Co. 2.70% 2022	7,750	8,174
General Electric Co. 4.125% 2042	11,000	12,427
General Electric Co. 5.00% (undated)	197,849	213,059
Hardwoods Acquisition Inc 7.50% 2021[5]	16,935	12,955
HD Supply, Inc. 7.50% 2020	8,475	8,867
HD Supply, Inc. 5.25% 2021[5]	14,350	15,247
HDTFS Inc. 6.75% 2019	15,725	16,039
HDTFS Inc. 5.875% 2020	15,250	15,784
KLX Inc. 5.875% 2022[5]	11,075	11,269
LMI Aerospace Inc. 7.375% 2019	15,600	15,951
The Income Fund of America — Page 20 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 1.85% 2018	$2,535	$2,577
Lockheed Martin Corp. 2.50% 2020	6,250	6,502
Lockheed Martin Corp. 3.10% 2023	695	740
Lockheed Martin Corp. 3.55% 2026	3,480	3,833
Lockheed Martin Corp. 4.50% 2036	560	656
Lockheed Martin Corp. 4.70% 2046	9,560	11,673
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[5]	29,500	22,862
Navios Maritime Holdings Inc. 7.375% 2022[5]	27,165	13,345
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	10,510	5,097
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	11,250	11,573
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[5]	13,000	13,536
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[5]	9,950	10,298
Nortek Inc. 8.50% 2021	35,772	37,570
Ply Gem Industries, Inc. 6.50% 2022	18,150	18,518
Ply Gem Industries, Inc. 6.50% 2022	13,400	13,420
PrimeSource Building Products Inc 9.00% 2023[5]	1,645	1,641
R.R. Donnelley & Sons Co. 7.25% 2018[1]	2,000	2,148
R.R. Donnelley & Sons Co. 8.25% 2019[1]	2,475	2,732
R.R. Donnelley & Sons Co. 7.625% 2020[1]	3,700	4,015
R.R. Donnelley & Sons Co. 7.875% 2021[1]	23,445	25,555
R.R. Donnelley & Sons Co. 7.00% 2022[1]	19,500	19,890
R.R. Donnelley & Sons Co. 6.50% 2023[1]	14,280	14,137
Siemens AG 4.40% 2045[5]	2,000	2,447
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	59,515	50,290
TRAC Intermodal 11.00% 2019	8,475	8,952
TransDigm Inc. 5.50% 2020	27,125	27,939
TransDigm Inc. 6.00% 2022	5,000	5,200
TransDigm Inc. 6.50% 2024	49,700	51,871
TransDigm Inc. 6.50% 2025	16,650	17,462
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[5,9]	3,377	3,546
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[9]	5,551	5,961
United Rentals, Inc. 5.50% 2025	10,850	11,195
United Rentals, Inc. 5.875% 2026	7,400	7,724
Virgin Australia Holdings Ltd. 8.50% 2019[5]	41,650	43,680
Watco Companies 6.375% 2023[5]	10,670	10,723
		1,282,654
Utilities 0.92%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[5]	2,000	2,112
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[5]	2,000	2,055
AES Corp. 8.00% 2020	14,275	16,845
AES Corp. 7.375% 2021	26,500	30,210
AES Corp. 4.875% 2023	2,000	2,030
AES Corp. 5.50% 2024	8,500	8,829
AES Corp. 5.50% 2025	21,750	22,375
AES Corp. 6.00% 2026	7,725	8,150
American Electric Power Co. 2.95% 2022	12,065	12,615
Berkshire Hathaway Energy Co. 2.40% 2020	7,749	7,980
Calpine Corp. 6.00% 2022[5]	8,475	8,878
Calpine Corp. 5.375% 2023	11,810	11,840
Calpine Corp. 7.875% 2023[5]	5,712	6,069
Calpine Corp. 5.875% 2024[5]	3,000	3,173
Calpine Corp. 5.25% 2026[5]	1,970	2,004
CMS Energy Corp. 8.75% 2019	6,000	7,208
The Income Fund of America — Page 21 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 6.25% 2020	$13,480	$15,473
CMS Energy Corp. 5.05% 2022	2,072	2,360
CMS Energy Corp. 3.875% 2024	7,500	8,262
CMS Energy Corp. 3.60% 2025	8,840	9,516
CMS Energy Corp. 3.00% 2026	8,498	8,814
CMS Energy Corp. 4.70% 2043	3,933	4,582
Colbun SA 6.00% 2020[5]	2,000	2,233
Colbun SA 4.50% 2024[5]	1,500	1,589
Comision Federal de Electricidad 4.875% 2024[5]	2,000	2,150
Commonwealth Edison Company 3.65% 2046	7,425	7,836
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	13,400	15,614
Consumers Energy Co. 5.65% 2020	4,058	4,675
Consumers Energy Co. 3.375% 2023	360	390
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	2,520	2,679
Dominion Gas Holdings LLC 2.50% 2019	4,865	4,986
Dominion Resources, Inc. 2.962% 2019	3,000	3,083
Dominion Resources, Inc. 4.104% 2021	7,209	7,719
Duke Energy Corp. 0.613% 2017[7]	1,000	1,000
Duke Energy Indiana, Inc. 4.90% 2043	14,785	18,336
Duke Energy Progress Inc. 4.15% 2044	3,935	4,451
Dynegy Finance Inc. 6.75% 2019	6,795	6,956
Dynegy Finance Inc. 7.375% 2022	15,980	15,780
Dynegy Finance Inc. 7.625% 2024	7,515	7,383
E.ON International Finance BV 5.80% 2018[5]	15,000	16,049
EDP Finance BV 4.125% 2020[5]	6,000	6,296
EDP Finance BV 5.25% 2021[5]	22,500	24,576
Electricité de France SA 1.15% 2017[5]	2,000	2,000
Electricité de France SA 3.625% 2025[5]	780	816
Electricité de France SA 6.95% 2039[5]	8,000	10,959
Electricité de France SA 4.875% 2044[5]	3,850	4,255
Electricité de France SA 5.25% 2049[5]	29,005	28,389
Emera Inc. 6.75% 2076	45,000	48,589
Emera US Finance LP 2.15% 2019[5]	5,975	6,064
Emera US Finance LP 2.70% 2021[5]	10,505	10,770
Emera US Finance LP 3.55% 2026[5]	3,300	3,473
Empresa Nacional de Electricidad SA 4.25% 2024	900	967
Enel Finance International SA 6.00% 2039[5]	3,000	3,649
Enel Società per Azioni 8.75% 2073[5]	12,000	13,995
Entergy Corp. 4.70% 2017	8,000	8,101
Eversource Energy 2.375% 2022	2,014	2,058
Eversource Energy 2.70% 2026	7,898	8,133
Exelon Corp. 2.45% 2021	2,919	2,983
Exelon Corp. 3.95% 2025	9,536	10,400
Exelon Corp. 3.40% 2026	8,490	8,953
Exelon Corp. 4.95% 2035	1,124	1,309
Exelon Corp. 4.45% 2046	2,590	2,864
FirstEnergy Corp. 7.375% 2031	684	885
FirstEnergy Corp., Series B, 4.25% 2023	36,953	39,324
Iberdrola Finance Ireland 5.00% 2019[5]	1,060	1,170
Israel Electric Corp. Ltd. 8.10% 2096[5]	4,905	5,776
MidAmerican Energy Co. 5.95% 2017	10,625	11,129
MidAmerican Energy Co. 2.40% 2019	9,000	9,288
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	10,732
Mississippi Power Co. 4.25% 2042	1,853	1,744
The Income Fund of America — Page 22 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	$642	$738
Niagara Mohawk Power Corp. 3.508% 2024[5]	4,150	4,480
Niagara Mohawk Power Corp. 4.278% 2034[5]	3,000	3,307
Northern States Power Co. 4.125% 2044	11,000	12,671
NRG Energy, Inc. 6.25% 2022	17,425	17,599
NRG Energy, Inc. 6.625% 2023	2,000	2,020
NRG Energy, Inc. 7.25% 2026[5]	17,575	18,124
NRG Energy, Inc. 6.625% 2027[5]	22,060	21,839
NV Energy, Inc 6.25% 2020	5,214	6,195
Ohio Power Co., Series G, 6.60% 2033	2,090	2,733
Ohio Power Co., Series D, 6.60% 2033	353	458
Pacific Gas and Electric Co. 3.25% 2021	2,000	2,144
Pacific Gas and Electric Co. 2.45% 2022	1,572	1,616
Pacific Gas and Electric Co. 3.25% 2023	2,695	2,887
Pacific Gas and Electric Co. 3.85% 2023	13,256	14,708
Pacific Gas and Electric Co. 3.40% 2024	8,106	8,810
Pacific Gas and Electric Co. 3.75% 2024	602	667
Pacific Gas and Electric Co. 2.95% 2026	640	673
Pacific Gas and Electric Co. 3.75% 2042	1,061	1,116
Pacific Gas and Electric Co. 4.30% 2045	1,900	2,204
Pacific Gas and Electric Co. 4.25% 2046	3,000	3,452
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	5,996
PPL Capital Funding, Inc. 3.10% 2026	10,000	10,229
Progress Energy, Inc. 7.05% 2019	250	284
Progress Energy, Inc. 7.00% 2031	5,148	7,018
Progress Energy, Inc. 7.75% 2031	9,026	12,823
Public Service Co. of Colorado 5.125% 2019	1,490	1,653
Puget Sound Energy, Inc., First Lien, 6.50% 2020	6,317	7,356
Puget Sound Energy, Inc., First Lien, 6.00% 2021	3,945	4,600
Puget Sound Energy, Inc., First Lien, 5.625% 2022	7,652	8,784
Puget Sound Energy Inc. 3.65% 2025	884	929
Sierra Pacific Power Co. 2.60% 2026[5]	15,750	16,159
Southern California Edison Co. 1.845% 2022[9]	7,136	7,131
Talen Energy Corp. 4.625% 2019[5]	4,495	4,281
Tampa Electric Co. 2.60% 2022	911	943
Tampa Electric Co. 4.35% 2044	8,330	9,443
Teco Finance, Inc. 5.15% 2020	9,784	10,857
Texas Competitive Electric Holdings, Term Loan B, 5.00% 2023[7,8,9]	29,090	29,227
Texas Competitive Electric Holdings, Term Loan C, 5.00% 2023[7,8,9]	6,635	6,666
TXU, Term Loan, 4.65% 2017[7,8,9,10]	26,204	8,818
TXU, Term Loan, 3.737% 2024[7,8,9,10]	3,000	998
Veolia Environnement 6.75% 2038	500	680
Virginia Electric and Power Co. 3.45% 2024	560	609
Virginia Electric and Power Co. 3.10% 2025	2,625	2,802
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,745
Xcel Energy Inc 2.40% 2021	7,399	7,619
Xcel Energy Inc. 3.30% 2025	4,000	4,277
Xcel Energy Inc. 6.50% 2036	9,680	13,448
		930,752
Materials 0.84%
AK Steel Holding Corp. 7.50% 2023	1,825	1,930
Aleris International, Inc. 9.50% 2021[5]	1,175	1,254
Anglo American Capital PLC 4.125% 2021[5]	4,800	4,692
The Income Fund of America — Page 23 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
ArcelorMittal 6.25% 2020	$1,475	$1,549
ArcelorMittal 7.25% 2022	22,385	24,623
ArcelorMittal 6.125% 2025	3,825	4,072
ArcelorMittal 7.75% 2041	46,355	47,718
Ashland Inc. 4.75% 2022	5,565	5,795
Ball Corp. 4.375% 2020	15,225	16,329
BHP Billiton Finance Ltd. 6.75% 2075[5]	5,000	5,575
BlueScope Steel Ltd. 6.50% 2021[5]	4,600	4,853
Chemours Co. 6.625% 2023	35,285	30,610
Chemours Co. 7.00% 2025	36,940	31,584
Cliffs Natural Resources Inc. 8.25% 2020[5]	13,800	14,283
Cliffs Natural Resources Inc. 4.875% 2021	4,945	3,829
CRH America, Inc. 3.875% 2025[5]	2,000	2,165
CRH America, Inc. 5.125% 2045[5]	2,000	2,264
Dow Chemical Co. 5.25% 2041	4,000	4,547
Eastman Chemical Co. 2.70% 2020	12,000	12,409
Ecolab Inc. 3.00% 2016	7,455	7,510
First Quantum Minerals Ltd. 6.75% 2020[5]	75,688	70,049
First Quantum Minerals Ltd. 7.00% 2021[5]	78,287	70,247
First Quantum Minerals Ltd. 7.25% 2022[5]	14,125	12,536
FMG Resources 4.25% 2019[7,8,9]	6,132	6,018
FMG Resources 9.75% 2022[5]	67,695	76,157
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	22,340	19,212
Georgia Gulf Corp. 4.625% 2021	24,475	25,301
Georgia-Pacific Corp. 2.539% 2019[5]	12,000	12,309
Glencore Funding LLC 4.00% 2025[5]	5,000	4,692
Glencore Xstrata LLC 4.625% 2024[5]	7,000	6,851
Holcim Ltd. 6.00% 2019[5]	1,607	1,801
Holcim Ltd. 5.15% 2023[5]	12,595	14,163
Huntsman International LLC 4.875% 2020	17,950	18,309
INEOS Group Holdings SA 5.625% 2024[5]	3,325	3,292
International Paper Co. 7.30% 2039	5,615	7,635
LSB Industries, Inc. 7.75% 2019	780	807
Monsanto Co. 4.40% 2044	13,090	13,501
Owens-Illinois, Inc. 5.00% 2022[5]	3,360	3,520
Owens-Illinois, Inc. 5.875% 2023[5]	12,780	13,762
Owens-Illinois, Inc. 5.375% 2025[5]	2,515	2,622
Owens-Illinois, Inc. 6.375% 2025[5]	5,225	5,741
Paperworks Industries Inc. 9.50% 2019[5]	2,458	2,341
Platform Specialty Products Corp. 10.375% 2021[5]	21,926	22,090
Platform Specialty Products Corp. 6.50% 2022[5]	1,010	881
Praxair, Inc. 2.25% 2020	6,287	6,505
Rayonier Advanced Materials Inc. 5.50% 2024[5]	30,565	26,649
Reynolds Group Inc. 5.75% 2020	38,460	39,806
Reynolds Group Inc. 6.875% 2021	5,000	5,200
Reynolds Group Inc. 5.125% 2023[5]	3,300	3,407
Ryerson Inc. 11.25% 2018	5,863	5,716
Ryerson Inc. 11.00% 2022[5]	59,827	65,361
Smurfit Capital Funding PLC 7.50% 2025	2,425	2,862
Summit Materials, Inc. 6.125% 2023	9,325	9,442
Teck Resources Ltd. 4.50% 2021	7,875	7,206
Teck Resources Ltd. 8.00% 2021[5]	11,350	12,144
Tembec Industries Inc. 9.00% 2019[5]	7,520	5,922
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[5]	5,060	5,364
The Income Fund of America — Page 24 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
United States Steel Corp. 8.375% 2021[5]	$6,850	$7,492
Walter Energy, Inc. 9.50% 2019[3,5,10]	15,913	40
Zekelman Industries Inc. 9.875% 2023[5]	6,340	6,673
Zekelman Industries Inc., Term Loan B, 6.00% 2021[7,8,9]	4,000	4,025
		855,242
Information technology 0.51%
Apple Inc. 1.55% 2021	13,040	13,066
Apple Inc. 2.25% 2021	10,250	10,605
Apple Inc. 2.45% 2026	9,000	8,996
Apple Inc. 3.85% 2046	9,950	10,090
Blackboard Inc., Term Loan B, 4.75% 2018[7,8,9]	1,250	1,228
Dell Inc. 4.42% 2021[5]	6,540	6,844
Dell Inc. 5.45% 2023[5]	25,000	26,520
Dell Inc. 7.125% 2024[5]	6,175	6,654
Dell Inc. 8.35% 2046[5]	9,895	11,382
EchoStar Corp. 6.625% 2026[5]	16,800	16,716
First Data Corp. 6.75% 2020[5]	8,699	9,074
First Data Corp. 5.375% 2023[5]	10,950	11,279
First Data Corp. 7.00% 2023[5]	113,375	117,201
First Data Corp. 5.00% 2024[5]	10,700	10,820
First Data Corp. 5.75% 2024[5]	7,650	7,746
Gogo Inc. 12.50% 2022[5]	39,325	39,079
Harris Corp. 2.70% 2020	1,315	1,348
Harris Corp. 3.832% 2025	740	799
Harris Corp. 4.854% 2035	2,775	3,112
Harris Corp. 5.054% 2045	5,735	6,828
Infor (US), Inc. 6.50% 2022	500	499
Infor Inc. 5.75% 2020[5]	5,375	5,691
Jabil Circuit, Inc. 8.25% 2018	20,925	22,834
Jabil Circuit, Inc. 5.625% 2020	10,650	11,459
KLA-Tencor Corp. 4.65% 2024	5,000	5,526
Micron Technology, Inc. 7.50% 2023[5]	5,050	5,534
Microsoft Corp. 2.65% 2022	6,000	6,292
Microsoft Corp. 4.20% 2035	6,000	6,846
NXP BV and NXP Funding LLC 4.125% 2020[5]	21,000	21,683
NXP BV and NXP Funding LLC 4.125% 2021[5]	15,300	15,874
Oracle Corp. 2.50% 2022	19,000	19,567
Qorvo, Inc. 7.00% 2025[5]	16,650	18,128
Seagate Technology LLC 4.75% 2023	20,700	19,320
Visa Inc. 3.15% 2025	8,000	8,606
Western Digital Corp. 7.375% 2023[5]	22,725	24,799
Western Digital Corp. 10.50% 2024[5]	3,500	3,955
Western Digital Corp., Term Loan B, 6.25% 2023[7,8,9]	5,000	5,059
		521,059
Consumer staples 0.47%
Altria Group, Inc. 9.25% 2019	18,542	22,811
Altria Group, Inc. 2.625% 2020	10,420	10,880
Altria Group, Inc. 4.00% 2024	1,500	1,696
Altria Group, Inc. 9.95% 2038	23,500	43,103
Altria Group, Inc. 4.25% 2042	20,000	22,946
Altria Group, Inc. 4.50% 2043	4,000	4,726
Altria Group, Inc. 5.375% 2044	2,595	3,433
The Income Fund of America — Page 25 of 36

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 7.75% 2019	$25,000	$28,828
Anheuser-Busch InBev NV 2.65% 2021	2,875	2,983
Anheuser-Busch InBev NV 4.90% 2046	3,315	4,078
British American Tobacco International Finance PLC 9.50% 2018[5]	8,705	10,247
British American Tobacco International Finance PLC 3.95% 2025[5]	8,000	9,061
Coca-Cola Co. 1.80% 2016	10,000	10,011
Constellation Brands, Inc. 3.875% 2019	6,000	6,362
Constellation Brands, Inc. 6.00% 2022	2,825	3,294
Constellation Brands, Inc. 4.25% 2023	6,000	6,390
CVS Health Corp. 2.125% 2021	4,010	4,094
CVS Health Corp. 2.875% 2026	3,795	3,916
Imperial Tobacco Finance PLC 3.50% 2023[5]	10,000	10,500
Kimberly-Clark Corp. 7.50% 2018	9,000	10,263
Kraft Foods Inc. 5.00% 2042	30,000	35,294
Kraft Heinz Co. 4.375% 2046[5]	5,420	5,926
Molson Coors Brewing Co. 1.45% 2019	4,245	4,273
Molson Coors Brewing Co. 2.10% 2021	5,475	5,558
Molson Coors Brewing Co. 3.00% 2026	4,755	4,867
Molson Coors Brewing Co. 4.20% 2046	4,200	4,438
Pernod Ricard SA 2.95% 2017[5]	20,000	20,139
Pernod Ricard SA 4.45% 2022[5]	9,500	10,520
Philip Morris International Inc. 1.875% 2021	1,830	1,860
Philip Morris International Inc. 3.60% 2023	7,245	8,063
Philip Morris International Inc. 2.75% 2026	1,505	1,572
Philip Morris International Inc. 4.25% 2044	2,000	2,273
Post Holdings, Inc. 5.00% 2026[5]	7,670	7,665
Reynolds American Inc. 2.30% 2018	1,990	2,026
Reynolds American Inc. 3.25% 2020	5,510	5,833
Reynolds American Inc. 3.25% 2022	6,150	6,415
Reynolds American Inc. 4.00% 2022	890	978
Reynolds American Inc. 4.45% 2025	22,110	25,008
Reynolds American Inc. 5.70% 2035	3,760	4,754
Reynolds American Inc. 6.15% 2043	1,820	2,457
Reynolds American Inc. 5.85% 2045	10,200	13,527
SABMiller Holdings Inc. 4.95% 2042[5]	7,000	8,407
The JM Smucker Co. 3.00% 2022	2,850	3,011
Walgreens Boots Alliance, Inc. 2.60% 2021	16,805	17,254
Walgreens Boots Alliance, Inc. 3.30% 2021	13,000	13,816
Walgreens Boots Alliance, Inc. 3.10% 2023	900	931
Walgreens Boots Alliance, Inc. 3.45% 2026	1,770	1,858
Walgreens Boots Alliance, Inc. 4.65% 2046	1,045	1,181
Wal-Mart Stores, Inc. 3.30% 2024	10,755	11,905
WM. Wrigley Jr. Co 2.40% 2018[5]	1,200	1,225
WM. Wrigley Jr. Co 2.90% 2019[5]	1,200	1,247
WM. Wrigley Jr. Co 3.375% 2020[5]	22,500	24,051
		477,954
Total corporate bonds & notes		14,383,867
U.S. Treasury bonds & notes 5.81% U.S. Treasury 5.37%
U.S. Treasury 0.50% 2017	10,000	10,005
U.S. Treasury 0.875% 2017	40,000	40,105
U.S. Treasury 0.875% 2017	20,000	20,056
The Income Fund of America — Page 26 of 36

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.00% 2017[11]	$10,000	$10,052
U.S. Treasury 0.625% 2018	120,000	119,948
U.S. Treasury 0.75% 2018[11]	170,000	170,286
U.S. Treasury 0.75% 2018	18,000	18,029
U.S. Treasury 1.125% 2018	16,000	16,138
U.S. Treasury 1.25% 2018	86,000	87,082
U.S. Treasury 0.875% 2019	93,000	93,338
U.S. Treasury 1.00% 2019	25,000	25,180
U.S. Treasury 1.75% 2019	56,000	57,652
U.S. Treasury 3.625% 2019	90,000	97,710
U.S. Treasury 1.25% 2020	180,000	182,457
U.S. Treasury 1.375% 2020	85,000	86,448
U.S. Treasury 1.375% 2020	43,000	43,769
U.S. Treasury 1.375% 2020	40,000	40,691
U.S. Treasury 1.50% 2020	22,000	22,495
U.S. Treasury 1.625% 2020	121,800	125,190
U.S. Treasury 1.625% 2020	9,960	10,232
U.S. Treasury 1.125% 2021	51,990	52,246
U.S. Treasury 1.375% 2021	144,000	146,382
U.S. Treasury 1.375% 2021	75,835	77,117
U.S. Treasury 1.75% 2022	159,235	164,361
U.S. Treasury 2.00% 2022	104,000	108,855
U.S. Treasury 6.25% 2023	69,000	92,272
U.S. Treasury 2.25% 2024	29,450	31,461
U.S. Treasury 2.00% 2025	513,475	538,106
U.S. Treasury 1.625% 2026	167,066	169,592
U.S. Treasury 1.625% 2026	136,236	138,354
U.S. Treasury 5.50% 2028	52,000	74,531
U.S. Treasury 4.50% 2036	36,186	52,638
U.S. Treasury 4.625% 2040	15,150	22,609
U.S. Treasury 4.375% 2041	20,800	30,196
U.S. Treasury 4.75% 2041	30,900	47,113
U.S. Treasury 2.75% 2042	16,275	18,293
U.S. Treasury 2.75% 2042	10,900	12,268
U.S. Treasury 3.125% 2043	33,675	40,549
U.S. Treasury 3.00% 2044	161,350	189,657
U.S. Treasury 3.125% 2044	131,950	158,748
U.S. Treasury 3.375% 2044	148,415	186,846
U.S. Treasury 2.50% 2045	49,975	53,248
U.S. Treasury 2.875% 2045	929,150	1,066,608
U.S. Treasury 3.00% 2045	213,249	250,858
U.S. Treasury 3.00% 2045	51,200	60,166
U.S. Treasury 2.50% 2046	291,995	311,480
U.S. Treasury 2.50% 2046	84,650	90,470
		5,461,887
U.S. Treasury inflation-protected securities 0.44%
U.S. Treasury Inflation-Protected Security 0.625% 2024[12]	61,768	64,775
U.S. Treasury Inflation-Protected Security 0.375% 2025[12]	89,318	92,373
U.S. Treasury Inflation-Protected Security 0.625% 2026[12]	46,461	49,040
U.S. Treasury Inflation-Protected Security 0.75% 2042[12]	29,070	30,171
U.S. Treasury Inflation-Protected Security 1.375% 2044[12]	101,340	121,179
The Income Fund of America — Page 27 of 36

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.75% 2045[12]	$8,517	$8,878
U.S. Treasury Inflation-Protected Security 1.00% 2046[12]	67,988	76,103
		442,519
Total U.S. Treasury bonds & notes		5,904,406
Mortgage-backed obligations 1.81%
Aventura Mall Trust, Series A, 3.867% 2032[5,7,9]	4,900	5,299
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.543% 2049[7,9]	3,525	3,587
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[5,9]	5,575	5,987
Bellemeade Re Ltd., Series 2015-1-A, Class M-1, 2.946% 2025[3,5,7,9]	3,270	3,262
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[9]	2,482	2,480
COMM Mortgage Trust, Series 2014-277P, Class A, 3.732% 2049[5,7,9]	6,500	7,201
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.953% 2025[7,9]	1,225	1,229
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[5,9]	10,675	11,300
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035[9]	4,924	4,301
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 2.985% 2047[7,9]	3,425	2,476
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[9]	1,054	1,076
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039[9]	8,000	8,051
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7,9]	9,586	9,868
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.603% 2049[7,9]	10,000	10,158
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[5,9]	117	118
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.298% 2031[5,7,9]	5,114	5,091
Fannie Mae 5.50% 2018[9]	12	12
Fannie Mae 6.00% 2021[9]	116	126
Fannie Mae 4.50% 2024[9]	1,543	1,646
Fannie Mae 5.50% 2024[9]	147	160
Fannie Mae 4.50% 2025[9]	1,432	1,525
Fannie Mae 4.50% 2025[9]	943	1,017
Fannie Mae 4.50% 2025[9]	861	929
Fannie Mae 4.50% 2025[9]	767	815
Fannie Mae 6.00% 2026[9]	2,623	2,993
Fannie Mae 7.00% 2026[9]	404	470
Fannie Mae 2.50% 2027[9]	1,197	1,244
Fannie Mae 2.50% 2027[9]	926	962
Fannie Mae 2.50% 2027[9]	903	938
Fannie Mae 2.50% 2027[9]	694	720
Fannie Mae 2.50% 2027[9]	512	531
Fannie Mae 2.50% 2027[9]	429	446
Fannie Mae 2.50% 2027[9]	397	412
Fannie Mae 2.50% 2028[9]	31,201	32,401
Fannie Mae 2.50% 2028[9]	10,806	11,222
Fannie Mae 2.50% 2028[9]	1,552	1,611
Fannie Mae 2.50% 2028[9]	1,394	1,447
Fannie Mae 2.50% 2028[9]	1,349	1,400
Fannie Mae 2.50% 2028[9]	1,182	1,227
Fannie Mae 2.50% 2028[9]	1,156	1,200
Fannie Mae 2.50% 2028[9]	1,004	1,043
Fannie Mae 2.50% 2028[9]	1,000	1,038
Fannie Mae 2.50% 2028[9]	738	766
Fannie Mae 2.50% 2028[9]	722	749
Fannie Mae 2.50% 2028[9]	712	739
Fannie Mae 2.50% 2028[9]	554	575
The Income Fund of America — Page 28 of 36

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2028[9]	$455	$472
Fannie Mae 2.50% 2028[9]	447	464
Fannie Mae 2.50% 2028[9]	419	434
Fannie Mae 2.50% 2028[9]	418	434
Fannie Mae 2.50% 2028[9]	395	411
Fannie Mae 2.50% 2028[9]	393	408
Fannie Mae 2.50% 2028[9]	383	398
Fannie Mae 2.50% 2028[9]	370	384
Fannie Mae 2.50% 2028[9]	367	381
Fannie Mae 2.50% 2028[9]	352	365
Fannie Mae 2.50% 2028[9]	259	269
Fannie Mae 2.50% 2028[9]	87	90
Fannie Mae 2.50% 2028[9]	46	47
Fannie Mae 6.00% 2028[9]	2,775	3,179
Fannie Mae 7.00% 2028[9]	927	1,088
Fannie Mae 7.00% 2028[9]	211	248
Fannie Mae 2.50% 2031[9,13]	124,500	128,984
Fannie Mae 5.50% 2033[9]	409	463
Fannie Mae 3.00% 2035[9]	3,463	3,641
Fannie Mae 3.50% 2035[9]	2,917	3,103
Fannie Mae 5.50% 2035[9]	381	433
Fannie Mae 5.50% 2036[9]	2,544	2,892
Fannie Mae 6.00% 2036[9]	977	1,114
Fannie Mae 6.00% 2036[9]	694	790
Fannie Mae 6.00% 2036[9]	320	368
Fannie Mae 6.00% 2037[9]	11,449	13,141
Fannie Mae 6.00% 2037[9]	1,964	2,262
Fannie Mae 6.00% 2037[9]	1,468	1,686
Fannie Mae 6.00% 2037[9]	99	114
Fannie Mae 6.50% 2037[9]	680	789
Fannie Mae 6.50% 2037[9]	600	702
Fannie Mae 6.50% 2037[9]	428	482
Fannie Mae 6.50% 2037[9]	113	131
Fannie Mae 7.00% 2037[9]	435	485
Fannie Mae 7.00% 2037[9]	138	154
Fannie Mae 7.50% 2037[9]	183	208
Fannie Mae 7.50% 2037[9]	112	122
Fannie Mae 7.50% 2037[9]	86	94
Fannie Mae 5.50% 2038[9]	552	621
Fannie Mae 6.00% 2038[9]	2,567	2,933
Fannie Mae 6.00% 2038[9]	1,466	1,684
Fannie Mae 6.00% 2038[9]	1,307	1,494
Fannie Mae 4.50% 2039[9]	20,756	22,877
Fannie Mae 6.00% 2039[9]	1,450	1,652
Fannie Mae 6.50% 2039[9]	503	585
Fannie Mae 4.00% 2040[9]	10,675	11,565
Fannie Mae 4.00% 2040[9]	6,219	6,692
Fannie Mae 4.00% 2040[9]	425	463
Fannie Mae 4.50% 2040[9]	65	71
Fannie Mae 4.50% 2040[9]	38	41
Fannie Mae 5.00% 2040[9]	6,807	7,540
Fannie Mae 4.00% 2041[9]	8,897	9,688
Fannie Mae 4.00% 2041[9]	6,880	7,489
Fannie Mae 4.00% 2041[9]	692	755
Fannie Mae 4.00% 2041[9]	425	464
The Income Fund of America — Page 29 of 36

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2041[9]	$320	$349
Fannie Mae 4.00% 2041[9]	219	240
Fannie Mae 4.50% 2041[9]	217	238
Fannie Mae 5.00% 2041[9]	416	462
Fannie Mae 5.00% 2041[9]	388	431
Fannie Mae 5.00% 2041[9]	317	352
Fannie Mae 5.00% 2041[9]	279	311
Fannie Mae 3.50% 2042[9]	16,422	17,393
Fannie Mae 4.00% 2042[9]	7,968	8,680
Fannie Mae 4.00% 2042[9]	3,351	3,656
Fannie Mae 4.00% 2042[9]	1,139	1,241
Fannie Mae 4.00% 2043[9]	8,836	9,670
Fannie Mae 4.00% 2043[9]	8,394	9,192
Fannie Mae 4.00% 2043[9]	3,381	3,701
Fannie Mae 4.00% 2043[9]	3,359	3,687
Fannie Mae 4.00% 2043[9]	3,060	3,351
Fannie Mae 4.00% 2043[9]	3,041	3,330
Fannie Mae 4.00% 2043[9]	2,669	2,931
Fannie Mae 4.00% 2043[9]	2,241	2,442
Fannie Mae 3.50% 2045[9]	17,867	19,100
Fannie Mae 4.00% 2045[9]	73,611	78,967
Fannie Mae 4.00% 2045[9]	55,347	60,315
Fannie Mae 4.00% 2045[9]	8,931	9,735
Fannie Mae 3.00% 2046[9,13]	2,655	2,763
Fannie Mae 3.50% 2046[9,13]	50,000	52,813
Fannie Mae 3.50% 2046[9]	31,399	33,566
Fannie Mae 4.00% 2046[9]	27,176	29,148
Fannie Mae 4.00% 2046[9,13]	7,712	8,267
Fannie Mae 4.50% 2046[9]	45,821	50,327
Fannie Mae 4.50% 2046[9]	40,917	44,940
Fannie Mae 4.50% 2046[9]	22,158	24,337
Fannie Mae 4.50% 2046[9]	7,017	7,693
Fannie Mae 6.50% 2047[9]	468	533
Fannie Mae 6.50% 2047[9]	331	377
Fannie Mae 6.50% 2047[9]	290	330
Fannie Mae 6.50% 2047[9]	183	209
Fannie Mae 6.50% 2047[9]	123	139
Fannie Mae 6.50% 2047[9]	78	89
Fannie Mae 7.00% 2047[9]	520	600
Fannie Mae 7.00% 2047[9]	288	332
Fannie Mae 7.00% 2047[9]	192	221
Fannie Mae 7.00% 2047[9]	100	116
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7,9]	4,285	4,400
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[9]	12,231	12,685
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[9]	7,000	7,341
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7,9]	8,367	9,145
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[7,9]	9,215	10,274
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[7,9]	7,990	8,608
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[7,9]	10,000	10,993
Fannie Mae, Series 2001-4, Class GA, 9.363% 2025[7,9]	60	67
Fannie Mae, Series 2001-4, Class NA, 9.696% 2025[7,9]	1	1
Fannie Mae, Series 2001-20, Class E, 9.584% 2031[7,9]	64	69
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[9]	4,003	4,528
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[9]	2,200	2,459
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[9]	353	410
The Income Fund of America — Page 30 of 36

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[9]	$335	$397
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[9]	220	259
Fannie Mae, Series 2002-W1, Class 2A, 6.233% 2042[7,9]	582	692
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027[9]	7	7
Freddie Mac 5.00% 2023[9]	1,746	1,887
Freddie Mac 5.00% 2023[9]	1,693	1,829
Freddie Mac 5.00% 2023[9]	1,604	1,736
Freddie Mac 5.00% 2023[9]	594	646
Freddie Mac 3.50% 2034[9]	30,381	32,346
Freddie Mac 3.00% 2035[9]	13,506	14,200
Freddie Mac 3.50% 2035[9]	30,693	32,684
Freddie Mac 3.50% 2035[9]	28,115	29,939
Freddie Mac 3.50% 2035[9]	3,724	3,967
Freddie Mac 4.50% 2035[9]	11,853	12,949
Freddie Mac 5.50% 2037[9]	438	489
Freddie Mac 5.50% 2038[9]	1,444	1,626
Freddie Mac 6.50% 2038[9]	1,558	1,788
Freddie Mac 4.50% 2039[9]	1,081	1,183
Freddie Mac 5.00% 2039[9]	2,759	3,088
Freddie Mac 5.00% 2039[9]	1,710	1,882
Freddie Mac 5.00% 2039[9]	1,074	1,183
Freddie Mac 5.50% 2039[9]	699	782
Freddie Mac 4.50% 2040[9]	25,799	28,190
Freddie Mac 4.00% 2041[9]	1,915	2,061
Freddie Mac 4.50% 2041[9]	2,370	2,583
Freddie Mac 4.50% 2041[9]	1,940	2,123
Freddie Mac 4.50% 2041[9]	1,881	2,061
Freddie Mac 5.00% 2041[9]	174	193
Freddie Mac 4.50% 2042[9]	4,126	4,516
Freddie Mac 4.50% 2042[9]	2,445	2,670
Freddie Mac 4.00% 2043[9]	6,020	6,580
Freddie Mac 4.00% 2043[9]	5,988	6,524
Freddie Mac 4.00% 2043[9]	4,699	5,146
Freddie Mac 4.00% 2043[9]	3,394	3,710
Freddie Mac 4.00% 2043[9]	2,987	3,289
Freddie Mac 4.00% 2043[9]	2,697	2,938
Freddie Mac 3.50% 2045[9]	33,721	36,163
Freddie Mac 4.00% 2045[9]	33,898	36,912
Freddie Mac 3.50% 2046[9]	46,577	49,313
Freddie Mac 3.50% 2046[9]	14,961	15,801
Freddie Mac 4.00% 2046[9]	59,505	63,973
Freddie Mac 4.00% 2046[9]	15,000	16,064
Freddie Mac 4.50% 2046[9]	16,080	17,610
Freddie Mac 4.50% 2046[9]	6,403	7,012
Freddie Mac, Series 2890, Class KT, 4.50% 2019[9]	8,504	8,779
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[9]	8,000	8,272
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[9]	8,280	8,620
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[9]	7,000	7,406
Freddie Mac, Series 2289, Class NB, 9.00% 2022[7,9]	6	7
Freddie Mac, Series 2013-DN2, Class M-1, 1.903% 2023[7,9]	1,700	1,711
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[9]	10,579	11,077
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[9]	9,800	10,629
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[7,9]	3,000	3,328
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[7,9]	9,150	10,196
Freddie Mac, Series 2013-DN1, Class M-1, 3.853% 2023[7,9]	2,140	2,188
The Income Fund of America — Page 31 of 36

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2014-HQ2, Class M-1, 1.903% 2024[7,9]	$2,994	$3,013
Freddie Mac, Series 2014-HQ2, Class M-2, 2.653% 2024[7,9]	5,815	5,901
Freddie Mac, Series 2014-DN4, Class M-2, 2.853% 2024[7,9]	3,626	3,661
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[9]	26,000	28,345
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[9]	1,300	1,426
Freddie Mac, Series 2015-HQ2, Class M-2, 2.403% 2025[7,9]	3,600	3,636
Freddie Mac, Series 3257, Class PA, 5.50% 2036[9]	4,506	5,137
Freddie Mac, Series 3286, Class JN, 5.50% 2037[9]	3,631	4,110
Freddie Mac, Series 3318, Class JT, 5.50% 2037[9]	1,973	2,235
Government National Mortgage Assn. 10.00% 2021[9]	145	158
Government National Mortgage Assn. 10.00% 2025[9]	117	126
Government National Mortgage Assn. 4.50% 2041[9]	1,285	1,381
Government National Mortgage Assn. 4.00% 2045[9]	7,078	7,559
Government National Mortgage Assn. 4.50% 2045[9]	7,678	8,273
Government National Mortgage Assn. 3.50% 2046[9,13]	6,000	6,377
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[9]	8,327	8,402
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7,9]	7,879	8,123
GS Mortgage Securities Corp. II, Series 2015-GS-1, Class AAB, 3.553% 2048[9]	4,000	4,365
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019[9]	332	331
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[5,9]	6,555	6,630
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 3.098% 2036[7,9]	5,219	4,474
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[5,9]	153	154
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.887% 2049[7,9]	10,306	10,539
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[9]	4,376	4,518
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 6.207% 2051[7,9]	20,950	21,636
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[9]	17,000	17,107
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A-4, 5.699% 2049[7,9]	14,985	15,289
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5,9]	4,498	4,889
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[9]	8,776	8,907
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[9]	9,708	9,830
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[7,9]	18,000	18,372
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7,9]	10,035	10,348
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.021% 2050[7,9]	3,460	3,557
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[9]	15,218	15,269
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.071% 2049[7,9]	11,096	11,410
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[5,9]	8,745	9,339
Morgan Stanley Capital I Trust, Series 2011-C3, Class A-2, 3.224% 2049[9]	297	297
National Australia Bank 1.25% 2018[5,9]	5,000	5,003
Station Place Securitization Trust, Series 2016-3, Class A, 1.546% 2048[3,5,7,9]	10,500	10,500
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 4.482% 2036[7,9]	3,419	2,784
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[9]	8,000	8,105
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7,9]	19,050	19,410
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.889% 2049[7,9]	8,500	8,708
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.147% 2051[7,9]	8,500	8,725
		1,838,809
Asset-backed obligations 0.32%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[5,9]	10,500	10,600
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[5,9]	10,000	10,112
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[5,9]	5,680	5,766
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[9]	7,155	7,192
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[9]	6,130	6,131
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[9]	4,810	4,812
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40% 2021[9]	6,000	6,090
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[5,9]	4,313	4,312
The Income Fund of America — Page 32 of 36

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[5,9]	$1,380	$1,391
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[5,9]	2,243	2,243
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[9]	8,230	8,255
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[9]	8,000	8,038
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[9]	6,600	6,601
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.885% 2026[5,7,9]	2,916	2,907
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.601% 2020[7,9]	14,000	14,188
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[9]	13,630	958
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[5,9]	179	179
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 2035[5,7,9]	1,145	1,181
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.621% 2037[7,9]	1,496	1,325
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.631% 2037[7,9]	2,647	2,444
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[5,9]	7,970	8,024
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[5,9]	8,900	8,990
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[5,9]	7,225	7,358
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[5,9]	10,000	10,289
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[5,9]	661	660
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[9]	3,226	3,225
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[5,9]	2,405	2,453
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[5,9]	6,300	6,395
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[5,9]	10,110	10,291
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[5,9]	10,500	10,606
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[5,9]	16,000	16,395
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[5,9]	17,160	17,659
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[9]	7,780	7,880
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.845% 2028[5,7,9]	1,306	1,306
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[5,9]	1,417	1,416
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[5,9]	8,500	8,476
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[5,9]	6,290	6,365
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[5,9]	7,518	7,671
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[5,9]	2,210	2,236
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.653% 2037[7,9]	12,944	1,312
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2018[9]	5,215	5,214
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.648% 2037[7,9]	1,529	1,345
RAMP Trust, Series 2003-RZ4, Class A-7, 5.29% 2033[7,9]	108	112
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[9]	1,798	1,798
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[9]	1,730	1,732
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[9]	1,423	1,424
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[9]	6,000	6,015
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[9]	5,000	5,042
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[9]	16,550	16,666
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[9]	5,340	5,412
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[9]	2,430	2,456
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[9]	6,915	7,021
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 2036[5,9]	7,926	8,078
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[5,9]	6,075	6,084
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[9]	8,656	8,651
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[9]	4,365	4,370
		325,152
Federal agency bonds & notes 0.07%
CoBank, ACB 1.253% 2022[5,7]	3,700	3,552
Fannie Mae 6.25% 2029	32,000	46,881
Fannie Mae 7.125% 2030	1,500	2,381
The Income Fund of America — Page 33 of 36

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.875% 2018	$12,860	$12,894
Tennessee Valley Authority, Series B, 3.50% 2042	500	565
		66,273
Bonds & notes of governments & government agencies outside the U.S. 0.06%
Hungary 6.25% 2020	3,410	3,805
Slovenia (Republic of) 5.50% 2022	9,000	10,298
Spain (Kingdom of) 4.00% 2018[5]	31,765	33,058
United Mexican States 3.60% 2025	6,000	6,293
United Mexican States 4.125% 2026	6,900	7,511
United Mexican States 5.55% 2045	3,500	4,213
		65,178
Municipals 0.04%
State of California, Various Purpose G.O. Bonds, 6.20% 2019	24,675	27,750
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	6,000	6,269
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	8,500	8,376
		42,395
Total bonds, notes & other debt instruments (cost: $21,794,167,000)		22,626,080
Short-term securities 6.85%
3M Co. 0.42%–0.45% due 9/19/2016–9/26/2016[5]	75,000	74,953
Air Products and Chemicals, Inc. 0.40% due 8/5/2016[5]	37,000	36,997
Apple Inc. 0.43%–0.44% due 10/11/2016–10/20/2016[5]	121,475	121,370
BNP Paribas Finance Inc. 0.30% due 8/1/2016	24,100	24,099
CAFCO, LLC 0.60%–0.88% due 8/22/2016–11/21/2016	140,000	139,822
Caterpillar Financial Services Corp. 0.45%–0.46% due 8/25/2016–9/6/2016	132,000	131,954
Caterpillar Inc. 0.50% due 8/26/2016[5]	13,000	12,996
Chariot Funding, LLC 1.00% due 1/17/2017[5]	25,000	24,875
Chevron Corp. 0.52% due 8/2/2016–8/16/2016[5]	117,600	117,590
Ciesco LLC 0.57% due 8/1/2016	50,000	49,998
Coca-Cola Co. 0.56%–0.69% due 8/9/2016–1/12/2017[5]	214,800	214,447
ExxonMobil Corp. 0.34%–0.44% due 8/16/2016–10/3/2016	157,000	156,925
Fannie Mae 0.38%–0.53% due 9/8/2016–1/5/2017	200,000	199,756
Federal Farm Credit Banks 0.44%–0.57% due 10/24/2016–5/25/2017	350,000	349,112
Federal Home Loan Bank 0.25%–0.63% due 8/9/2016–5/15/2017	2,950,792	2,947,750
Freddie Mac 0.33%–0.49% due 8/16/2016–2/2/2017	823,958	823,053
GE Capital Treasury Services (U.S.) LLC 0.40% due 8/31/2016	50,000	49,984
General Electric Co. 0.34% due 8/1/2016	40,700	40,699
Honeywell International Inc. 0.49% due 10/19/2016[5]	50,000	49,939
IBM Corp. 0.45% due 9/26/2016[5]	50,000	49,969
Intel Corp. 0.41% due 8/30/2016	18,800	18,794
Jupiter Securitization Co., LLC 0.45% due 8/25/2016[5]	50,000	49,982
Kimberly-Clark Corp. 0.42% due 8/22/2016[5]	50,000	49,987
Microsoft Corp. 0.42%–0.46% due 8/3/2016–9/14/2016[5]	218,600	218,546
Paccar Financial Corp. 0.53% due 9/16/2016	20,100	20,088
PepsiCo Inc. 0.42% due 8/25/2016[5]	85,000	84,977
Pfizer Inc. 0.47%–0.67% due 9/12/2016–10/18/2016[5]	227,200	227,036
Private Export Funding Corp. 0.59% due 10/24/2016[5]	40,000	39,950
Qualcomm Inc. 0.48%–0.49% due 8/2/2016–9/7/2016[5]	88,500	88,481
Société Générale 0.29% due 8/1/2016[5]	25,000	24,999
The Income Fund of America — Page 34 of 36

Short-term securities	Principal amount (000)	Value (000)
U.S. Treasury Bills 0.36%–0.46% due 8/18/2016–12/8/2016	$232,900	$232,835
United Parcel Service Inc. 0.60% due 12/1/2016[5]	50,000	49,909
Walt Disney Co. 0.45% due 8/10/2016[5]	50,000	49,994
Wells Fargo Bank, N.A. 0.86%–1.05% due 11/3/2016–1/20/2017	190,000	190,000
Total short-term securities (cost: $6,960,868,000)		6,961,866
Total investment securities 99.95% (cost: $83,827,436,000)		101,560,318
Other assets less liabilities 0.05%		49,705
Net assets 100.00%		$101,610,023
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $661,445,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 7/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	8/15/2016	HSBC Bank	$134,377	A$182,300	$(4,079)
Australian dollars	9/9/2016	JPMorgan Chase	$96,752	A$130,000	(1,899)
British pounds	8/19/2016	Bank of America, N.A.	$37,778	£26,550	2,629
British pounds	8/19/2016	JPMorgan Chase	$163,054	£122,500	878
British pounds	8/19/2016	Barclays Bank PLC	$256,477	£195,043	(1,737)
British pounds	8/19/2016	HSBC Bank	$256,403	£195,043	(1,812)
British pounds	8/22/2016	HSBC Bank	$35,092	£26,450	74
British pounds	9/8/2016	HSBC Bank	$30,100	£22,900	(228)
Euros	9/23/2016	UBS AG	$84,824	€76,900	(1,360)
					$(7,534)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $141,409,000, which represented .14% of the net assets of the fund.
[4]	Security did not produce income during the last 12 months.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,655,197,000, which represented 6.55% of the net assets of the fund.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Coupon rate may change periodically.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $457,805,000, which represented .45% of the net assets of the fund.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,963,000, which represented less than .01% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Purchased on a TBA basis.

The Income Fund of America — Page 35 of 36

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.68% convertible preferred	4/3/2013	$29,938	$13,621.01%
CEVA Group PLC	11/24/2015	34,036	11,802.01
CEVA Group PLC, Series A-2, 2.68% convertible preferred	5/2/2013	13,172	4,567	—
Total private placement securities		$ 77,146	$ 29,990	.02%

Key to abbreviations and symbols
Auth. = Authority
ADR = American Depositary Receipts
A$ = Australian dollars
£ = British pounds
CAD = Canadian dollars
Dev. = Development
Econ. = Economic
€ = Euros
Facs. = Facilities
FDR = Fiduciary Depositary Receipts
G.O. = General Obligation
LOC = Letter of Credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-006-0916O-S54087	The Income Fund of America — Page 36 of 36

The portfolio at a glance

July 31, 2016

Investment mix by security type

Percent of net assets

Five largest sectors in common stock holdings

Percent of net assets
Industrials	9.69%
Financials	9.36
Information technology	8.73
Consumer staples	8.20
Health care	7.90

Ten largest common stock holdings
Percent of net assets
Microsoft	2.86%
Merck	2.62
General Electric	2.13
Lockheed Martin	2.02
Verizon Communications	1.92
Intel	1.89
McDonald’s	1.86
Pfizer	1.57
Procter & Gamble	1.47
GlaxoSmithKline	1.41

Country diversification by domicile
Percent of net assets
United States	73.28%
United Kingdom	7.50
Euro zone*	4.47
Canada	1.50
Hong Kong	1.37
Australia	1.20
Taiwan	1.16
Other countries	2.62
Short-term securities & other assets less liabilities	6.90

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Slovenia and Spain.

July 31, 2015

Investment mix by security type

Percent of net assets

Five largest sectors in common stock holdings

Percent of net assets
Industrials	10.47%
Health care	9.85
Financials	9.64
Information technology	8.20
Consumer staples	6.89

Ten largest common stock holdings
Percent of net assets
Merck	3.05%
Microsoft	2.96
Pfizer	2.28
General Electric	2.07
Bristol-Myers Squibb	1.64
Lockheed Martin	1.56
Verizon Communications	1.55
JPMorgan Chase	1.37
Wells Fargo	1.23
Procter & Gamble	1.22

Country diversification by domicile
Percent of net assets
United States	70.54%
United Kingdom	7.62
Euro zone†	5.65
Australia	2.08
Hong Kong	1.83
Canada	1.50
Switzerland	1.13
Other countries	2.72
Short-term securities & other assets less liabilities	6.93

†	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Slovenia and Spain.

The Income Fund of America	13

Summary investment portfolio July 31, 2016

Common stocks 68.98%	Shares	Value (000)
Industrials 9.69%
General Electric Co.	69,491,053	$2,163,951
Lockheed Martin Corp.	8,119,400	2,052,016
BAE Systems PLC	126,401,776	893,310
Boeing Co.	5,965,000	797,282
Waste Management, Inc.	9,986,128	660,283
Other securities		3,283,763
		9,850,605

Financials 9.36%
JPMorgan Chase & Co.	21,515,056	1,376,318
CME Group Inc., Class A	10,140,400	1,036,755
Crown Castle International Corp.	10,449,000	1,013,867
Wells Fargo & Co.	18,127,915	869,596
Digital Realty Trust, Inc.	7,635,000	797,552
Iron Mountain Inc.[1]	13,724,780	565,598
Public Storage	1,935,000	462,310
Prologis, Inc.	8,390,000	457,171
Other securities		2,934,094
		9,513,261

Information technology 8.73%
Microsoft Corp.	51,193,209	2,901,631
Intel Corp.	55,176,100	1,923,439
Texas Instruments Inc.	15,550,000	1,084,613
Taiwan Semiconductor Manufacturing Co., Ltd.	170,719,000	922,502
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,166,470	60,184
Analog Devices, Inc.	14,616,091	932,945
Other securities		1,042,243
		8,867,557

Consumer staples 8.20%
Procter & Gamble Co.	17,386,700	1,488,128
Coca-Cola Co.	26,901,000	1,173,691
Philip Morris International Inc.	10,668,607	1,069,635
Reynolds American Inc.	20,846,668	1,043,584
Altria Group, Inc.	12,191,000	825,331
British American Tobacco PLC	11,743,200	749,801
Kellogg Co.	5,550,000	459,040
Other securities		1,519,158
		8,328,368

Health care 7.90%
Merck & Co., Inc.	45,448,227	2,665,993
Pfizer Inc.	43,114,280	1,590,486
GlaxoSmithKline PLC	64,296,000	1,436,362
AstraZeneca PLC	10,916,583	729,312
Bristol-Myers Squibb Co.	7,670,738	573,848
Eli Lilly and Co.	6,174,000	511,763
Other securities		515,455
		8,023,219

Consumer discretionary 5.70%
McDonald’s Corp.	16,029,280	1,885,845
Home Depot, Inc.	5,295,000	731,981
Target Corp.	9,450,000	711,868
General Motors Co.	15,248,112	480,925
Other securities		1,977,862
		5,788,481

14	The Income Fund of America

	Shares	Value (000)
Energy 4.58%
Chevron Corp.	9,800,000	$1,004,304
Spectra Energy Corp	27,235,500	979,661
BP PLC	147,950,000	835,791
Royal Dutch Shell PLC, Class B	21,362,147	566,000
Other securities		1,266,571
		4,652,327

Telecommunication services 4.06%
Verizon Communications Inc.	35,285,921	1,955,193
Telstra Corp. Ltd.	171,521,533	752,107
Other securities		1,424,172
		4,131,472

Materials 3.55%
E.I. du Pont de Nemours and Co.	14,953,953	1,034,365
Dow Chemical Co.	14,804,900	794,579
LyondellBasell Industries NV	6,190,000	465,859
Other securities		1,317,205
		3,612,008

Utilities 3.34%
Power Assets Holdings Ltd.	78,458,500	768,061
Duke Energy Corp.	7,854,999	672,309
Dominion Resources, Inc.	7,335,000	572,277
Other securities		1,381,740
		3,394,387

Miscellaneous 3.87%
Other common stocks in initial period of acquisition		3,931,005

Total common stocks (cost: $53,173,564,000)		70,092,690

Preferred securities 0.46%
Financials 0.46%
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,600,000	44,672
Other securities		422,064

Total preferred securities (cost: $429,622,000)		466,736

Rights & warrants 0.00%
Energy 0.00%
Other securities		—

Total rights & warrants (cost: $2,171,000)		—

Convertible stocks 0.61%
Other 0.61%
Other securities		619,693

Total convertible stocks (cost: $693,340,000)		619,693

Convertible bonds 0.78%	Principal amount (000)
Other 0.55%
Other securities		561,439

Miscellaneous 0.23%
Other convertible bonds in initial period of acquisition		231,814

Total convertible bonds (cost: $773,704,000)		793,253

The Income Fund of America	15

Bonds, notes & other debt instruments 22.27%	Principal amount (000)	Value (000)
Corporate bonds & notes 14.16%
Financials 2.36%
Crown Castle International Corp. 4.875% 2022	$9,800	$10,877
JPMorgan Chase & Co. 1.35%–2.95% 2017–2026	49,390	50,284
JPMorgan Chase & Co., junior subordinated 5.30%–7.90% 2049	147,785	156,693
Wells Fargo & Co. 1.29%–4.90% 2019–2045[2]	103,561	110,947
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	86,566	92,175
Other securities		1,977,144
		2,398,120

Consumer discretionary 2.20%
McDonald’s Corp. 2.75%–4.88% 2020–2045	4,145	4,744
Other securities		2,226,943
		2,231,687

Energy 2.11%
Chevron Corp. 2.954% 2026	10,215	10,548
Other securities		2,136,415
		2,146,963

Health care 1.95%
Merck & Co., Inc. 1.10% 2018	6,710	6,739
Pfizer Inc. 7.20% 2039	1,353	2,098
Other securities		1,970,442
		1,979,279

Telecommunication services 1.54%
Verizon Communications Inc. 1.38%–6.00% 2016–2048[2]	261,397	278,528
Other securities		1,281,629
		1,560,157

Industrials 1.26%
General Electric Capital Corp. 2.34%–6.00% 2019–2020	15,772	16,641
General Electric Co. 2.70%–5.00% 2022–2049	216,599	233,660
Lockheed Martin Corp. 1.85%–4.70% 2018–2046	23,080	25,981
Other securities		1,006,372
		1,282,654

Information technology 0.51%
Microsoft Corp. 2.65%–4.20% 2022–2035	12,000	13,138
Other securities		507,921
		521,059

Consumer staples 0.47%
Coca-Cola Co. 1.80% 2016	10,000	10,011
Philip Morris International Inc. 1.88%–4.25% 2021–2044	12,580	13,768
Reynolds American Inc. 2.30%–6.15% 2018–2045	52,430	60,998
Other securities		393,177
		477,954

Other corporate bonds & notes 1.76%
Other securities		1,785,994

Total corporate bonds & notes		14,383,867

U.S. Treasury bonds & notes 5.81%
U.S. Treasury 5.37%
U.S. Treasury 2.00% 2025	513,475	538,106
U.S. Treasury 2.875% 2045	929,150	1,066,608
U.S. Treasury 0.50%–6.25% 2017–2046[3]	3,541,242	3,857,173
		5,461,887

16	The Income Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury inflation-protected securities 0.44%
U.S. Treasury Inflation-Protected Securities 0.38%–1.38% 2024–2046[4]	$404,462	$442,519

Total U.S. Treasury bonds & notes		5,904,406

Mortgage-backed obligations 1.81%
Fannie Mae 2.30%–9.69% 2018–2047[2,5,6]	825,371	887,110
Freddie Mac 2.27%–9.00% 2019–2046[2,5]	528,981	569,203
Other securities		382,496
		1,838,809

Federal agency bonds & notes 0.07%
Fannie Mae 6.25%–7.13% 2029–2030	33,500	49,262
Federal Home Loan Bank 0.875% 2018	12,860	12,894
Other securities		4,117
		66,273

Other bonds & notes 0.42%
Other securities		432,725

Total bonds, notes & other debt instruments (cost: $21,794,167,000)		22,626,080

Short-term securities 6.85%
Chariot Funding, LLC 1.00% due 1/17/2017[7]	25,000	24,875
Chevron Corp. 0.52% due 8/2/2016–8/16/2016[7]	117,600	117,590
Coca-Cola Co. 0.56%–0.69% due 8/9/2016–1/12/2017[7]	214,800	214,447
Fannie Mae 0.38%–0.53% due 9/8/2016–1/5/2017	200,000	199,756
Federal Home Loan Bank 0.25%–0.63% due 8/9/2016–5/15/2017	2,950,792	2,947,750
Freddie Mac 0.33%–0.49% due 8/16/2016–2/2/2017	823,958	823,053
GE Capital Treasury Services (U.S.) LLC 0.40% due 8/31/2016	50,000	49,984
General Electric Co. 0.34% due 8/1/2016	40,700	40,699
Intel Corp. 0.41% due 8/30/2016	18,800	18,794
Jupiter Securitization Co., LLC 0.45% due 8/25/2016[7]	50,000	49,982
Microsoft Corp. 0.42%–0.46% due 8/3/2016–9/14/2016[7]	218,600	218,546
Pfizer Inc. 0.47%–0.67% due 9/12/2016–10/18/2016[7]	227,200	227,036
U.S. Treasury Bills 0.36%–0.46% due 8/18/2016–12/8/2016	232,900	232,835
Wells Fargo Bank, N.A. 0.86%–1.05% due 11/3/2016–1/20/2017	190,000	190,000
Other securities		1,606,519

Total short-term securities (cost: $6,960,868,000)		6,961,866
Total investment securities 99.95% (cost: $83,827,436,000)		101,560,318
Other assets less liabilities 0.05%		49,705

Net assets 100.00%		$101,610,023

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The Income Fund of America	17

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $661,445,000.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 7/31/2016 (000)
Sales:
Australian dollars	8/15/2016	HSBC Bank	$134,377	A$182,300	$(4,079)
Australian dollars	9/9/2016	JPMorgan Chase	$96,752	A$130,000	(1,899)
British pounds	8/19/2016	Bank of America, N.A.	$37,778	£26,550	2,629
British pounds	8/19/2016	JPMorgan Chase	$163,054	£122,500	878
British pounds	8/19/2016	Barclays Bank PLC	$256,477	£195,043	(1,737)
British pounds	8/19/2016	HSBC Bank	$256,403	£195,043	(1,812)
British pounds	8/22/2016	HSBC Bank	$35,092	£26,450	74
British pounds	9/8/2016	HSBC Bank	$30,100	£22,900	(228)
Euros	9/23/2016	UBS AG	$84,824	€76,900	(1,360)
					$(7,534)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended July 31, 2016, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 7/31/2016 (000)
Iron Mountain Inc.	13,644,780	80,000	—	13,724,780	$23,385	$565,598
Iron Mountain Inc. 6.00% 2020[7]	—	$31,925,000	—	$31,925,000	1,607	33,761
Iron Mountain Inc. 5.75% 2024	$4,325,000	—	—	$4,325,000	265	4,464
Iron Mountain Inc. 6.00% 2023	$950,000	—	—	$950,000	57	1,014
Hubbell Inc.	3,430,000	—	—	3,430,000	8,404	369,857
R.R. Donnelley & Sons Co.	13,345,400	—	—	13,345,400	13,879	239,150
R.R. Donnelley & Sons Co. 7.875% 2021	$3,050,000	$21,395,000	$1,000,000	$23,445,000	936	25,555
R.R. Donnelley & Sons Co. 7.00% 2022	$17,500,000	$2,000,000	—	$19,500,000	1,242	19,890
R.R. Donnelley & Sons Co. 6.50% 2023	$11,580,000	$8,300,000	$5,600,000	$14,280,000	1,010	14,137
R.R. Donnelley & Sons Co. 7.625% 2020	—	$8,750,000	$5,050,000	$3,700,000	398	4,015
R.R. Donnelley & Sons Co. 8.25% 2019	—	$2,475,000	—	$2,475,000	84	2,732
R.R. Donnelley & Sons Co. 7.25% 2018	$7,234,000	$2,000,000	$7,234,000	$2,000,000	461	2,148
Outfront Media Inc.	9,064,824	—	—	9,064,824	11,641	210,939
CBS Outdoor Americas Inc. 5.25% 2022	$25,000,000	$4,500,000	—	$29,500,000	1,535	30,569
CBS Outdoor Americas Inc. 5.625% 2024[13]	$7,650,000	$2,496,000	$6,750,000	$3,396,000	298	3,596
TalkTalk Telecom Group PLC	58,313,942	107,949	—	58,421,891	12,701	177,059
Corporate Risk Holdings LLC 9.50% 2019[7,13]	$49,900,000	—	$4,900,000	$45,000,000	4,334	42,637
Corporate Risk Holdings I, Inc.[8,9]	—	2,205,215	—	2,205,215	—	20,575
Corporate Risk Holdings LLC 13.50% 2020[7,8,10]	—	$14,211,162	—	$14,211,162	1,599	14,629
Corporate Risk Holdings Corp.[8,9]	—	11,149	—	11,149	—	—
Redwood Trust, Inc.	5,079,717	365,000	—	5,444,717	5,996	77,696
CEVA Group PLC, Series A-1, 3.68% convertible preferred[8,9,11]	29,937	—	—	29,937	—	13,621
CEVA Group PLC[8,9,11]	35,229	—	—	35,229	—	11,802
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50%[2,5,12,13]	$6,995,197	—	$70,837	$6,924,360	474	5,773
CEVA Group PLC, Series A-2, 2.68% convertible preferred[8,9,11]	13,633	—	—	13,633	—	4,567
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[2,5,12,13]	$5,071,518	—	$51,357	$5,020,161	349	4,186
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[2,5,12]	$4,870,074	—	—	$4,870,074	253	4,060
CEVA Group PLC 7.00% 2021[7]	$2,250,000	—	—	$2,250,000	158	1,896

18	The Income Fund of America

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 7/31/2016 (000)
CEVA Group PLC 9.00% 2021[7]	$1,050,000	—	—	$1,050,000	$95	$830
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[2,5,12,13]	$874,399	—	$8,855	$865,544	60	722
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,5,8,10,12]	$20,743,820	$2,418,965	—	$23,162,785	2,692	20,378
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,5,8,12]	$11,888,250	—	$121,000	$11,767,250	662	11,708
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,5,8,12]	$9,200,000	—	—	$9,200,000	935	9,154
Rotech Healthcare Inc.[8,9]	543,172	—	—	543,172	—	543
Douglas Dynamics, Inc.	1,444,000	—	—	1,444,000	1,321	38,699
NII Holdings, Inc.[9]	7,992,669	—	297,966	7,694,703	—	23,392
Baytex Energy Corp.[14]	12,060,956	299,802	12,360,758	—	932	—
Baytex Energy Corp. 5.125% 2021[7,14]	$10,050,000	—	—	$10,050,000	557	—
Baytex Energy Corp. 5.625% 2024[7,14]	$3,450,000	—	—	$3,450,000	201	—
Cliffs Natural Resources Inc. 4.875% 2021[14]	$4,945,000	—	—	$4,945,000	257	—
Cliffs Natural Resources Inc. 8.25% 2020[7,14]	$7,475,000	$16,625,000	$10,300,000	$13,800,000	716	—
Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016[14]	2,925,000	—	2,925,000	—	1,181	—
Diebold, Inc.[14]	3,925,000	297,000	4,222,000	—	3,937	—
Digital Realty Trust, Inc.[14]	7,115,000	3,360,000	2,840,000	7,635,000	22,812	—
					$127,424	$2,011,352

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Coupon rate may change periodically.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,963,000, which represented less than .01% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $6,655,197,000, which represented 6.55% of the net assets of the fund.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $141,409,000, which represented .14% of the net assets of the fund.
[9]	Security did not produce income during the last 12 months.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $457,805,000, which represented .45% of the net assets of the fund.
[13]	This security changed its name due to a corporate action during the reporting period.
[14]	Unaffiliated issuer at 7/31/2016.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.68% convertible preferred	4/3/2013	$29,938	$13,621	.01%
CEVA Group PLC	11/24/2015	34,036	11,802	.01
CEVA Group PLC, Series A-2, 2.68% convertible preferred	5/2/2013	13,172	4,567	—
Total private placement securities		$77,146	$29,990	.02%

Key to abbreviations and symbols

A$ = Australian dollars

ADR = American Depositary Receipts

£ = British pounds

€ = Euros

LOC = Letter of Credit

TBA = To be announced

See Notes to Financial Statements

The Income Fund of America	19

Financial statements

Statement of assets and liabilities
at July 31, 2016	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $81,964,654)	$99,548,966
Affiliated issuers (cost: $1,862,782)	2,011,352	$101,560,318
Cash		4,252
Cash denominated in currencies other than U.S. dollars (cost: $224)		224
Unrealized appreciation on open forward currency contracts		3,581
Receivables for:
Sales of investments	618,478
Sales of fund’s shares	116,073
Closed forward currency contracts	662
Dividends and interest	406,458
Other	400	1,142,071
		102,710,446
Liabilities:
Unrealized depreciation on open forward currency contracts		11,115
Payables for:
Purchases of investments	949,668
Repurchases of fund’s shares	85,160
Closed forward currency contracts	12
Investment advisory services	15,707
Services provided by related parties	29,809
Trustees’ deferred compensation	4,151
Other	4,801	1,089,308
Net assets at July 31, 2016		$101,610,023

Net assets consist of:
Capital paid in on shares of beneficial interest		$83,475,415
Undistributed net investment income		508,078
Accumulated net realized loss		(96,992)
Net unrealized appreciation		17,723,522
Net assets at July 31, 2016		$101,610,023

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (4,686,945 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$75,436,707	3,475,950	$21.70
Class B	112,456	5,210	21.59
Class C	6,195,905	289,042	21.44
Class F-1	4,420,722	204,178	21.65
Class F-2	5,076,047	234,034	21.69
Class 529-A	1,525,072	70,408	21.66
Class 529-B	7,935	367	21.65
Class 529-C	462,942	21,462	21.57
Class 529-E	65,721	3,043	21.60
Class 529-F-1	60,591	2,798	21.66
Class R-1	132,940	6,163	21.57
Class R-2	577,533	26,898	21.47
Class R-2E	7,246	335	21.66
Class R-3	1,217,026	56,282	21.62
Class R-4	1,188,825	54,863	21.67
Class R-5E	10	1	21.69
Class R-5	515,980	23,772	21.70
Class R-6	4,606,365	212,139	21.71

See Notes to Financial Statements

20	The Income Fund of America

Statement of operations
for the year ended July 31, 2016	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $30,420; also includes $106,188 from affiliates)	$2,552,053
Interest (includes $21,236 from affiliates)	1,025,697	$3,577,750
Fees and expenses*:
Investment advisory services	207,936
Distribution services	264,189
Transfer agent services	74,958
Administrative services	18,918
Reports to shareholders	2,928
Registration statement and prospectus	1,965
Trustees’ compensation	347
Auditing and legal	1,909
Custodian	2,667
Other	1,997	577,814
Net investment income		2,999,936

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments (includes $365,039 net loss from affiliates)	(171,008)
Forward currency contracts	103,668
Currency transactions	(10,892)	(78,232)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $118)	3,752,882
Forward currency contracts	(13,488)
Currency translations	(1,090)	3,738,304
Net realized loss and unrealized appreciation		3,660,072

Net increase in net assets resulting from operations		$6,660,008

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets
	(dollars in thousands)

	Year ended July 31
	2016	2015
Operations:
Net investment income	$2,999,936	$3,032,727
Net realized (loss) gain	(78,232)	3,852,401
Net unrealized appreciation (depreciation)	3,738,304	(4,115,199)
Net increase in net assets resulting from operations	6,660,008	2,769,929

Dividends and distributions paid to shareholders:
Dividends from net investment income	(2,980,153)	(3,456,253)
Distributions from net realized gain on investments	(1,680,493)	—
Total dividends and distributions paid to shareholders	(4,660,646)	(3,456,253)

Net capital share transactions	2,618,650	3,840,273

Total increase in net assets	4,618,012	3,153,949

Net assets:
Beginning of year	96,992,011	93,838,062
End of year (including undistributed net investment income: $508,078 and $492,116, respectively)	$101,610,023	$96,992,011

See Notes to Financial Statements

The Income Fund of America	21

Notes to financial statements

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

22	The Income Fund of America

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

The Income Fund of America	23

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

24	The Income Fund of America

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$9,838,801	$11,802	$2	$9,850,605
Financials	9,513,261	—	—	9,513,261
Information technology	8,846,982	—	20,575	8,867,557
Consumer staples	8,328,368	—	—	8,328,368
Health care	8,022,676	—	543	8,023,219
Consumer discretionary	5,788,465	—	16	5,788,481
Energy	4,652,327	—	—	4,652,327
Telecommunication services	4,131,472	—	—	4,131,472
Materials	3,604,281	—	7,727	3,612,008
Utilities	3,394,387	—	—	3,394,387
Miscellaneous	3,926,652	—	4,353	3,931,005
Preferred securities	466,736	—	—	466,736
Convertible stocks	601,505	18,188	—	619,693
Convertible bonds	—	793,253	—	793,253
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	14,327,958	55,909	14,383,867
U.S. Treasury bonds & notes	—	5,904,406	—	5,904,406
Mortgage-backed obligations	—	1,838,809	—	1,838,809
Federal agency bonds & notes	—	66,273	—	66,273
Other	—	432,725	—	432,725
Short-term securities	—	6,961,866	—	6,961,866
Total	$71,115,913	$30,355,280	$89,125	$101,560,318

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$3,581	$—	$3,581
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(11,115)	—	(11,115)
Total	$—	$(7,534)	$—	$(7,534)

*Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

The Income Fund of America	25

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in a transaction that involves unfunded commitments, which may obligate the fund to purchase additional shares of the applicable issuer. Under the terms of the commitments, which will expire no later than April 1, 2021, the maximum potential exposure as of July 31, 2016, was $1,819,000. Should such commitments become due in full, these amounts would represent less than .01% of the net assets of the fund as of July 31, 2016.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

26	The Income Fund of America

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the year ended, July 31, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$3,581	Unrealized depreciation on open forward currency contracts	$11,115
Forward currency	Currency	Receivables for closed forward currency contracts	662	Payables for closed forward currency contracts	12
			$4,243		$11,127

		Net realized gain		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$103,668	Net unrealized depreciation on forward currency contracts	$(13,488)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts and future delivery contracts. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of July 31, 2016 if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$2,723	$(12)	$(2,711)	$—	$—
Citibank	161	—	(161)	—	—
HSBC Bank	74	(74)	—	—	—
JPMorgan Chase	1,285	(1,285)	—	—	—
Total	$4,243	$(1,371)	$(2,872)	$—	$—

The Income Fund of America	27

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$12	$(12)	$—	$—	$—
Barclays Bank PLC	1,737	—	—	—	1,737
HSBC Bank	6,119	(74)	(2,495)	—	3,550
JPMorgan Chase	1,899	(1,285)	—	—	614
UBS AG	1,360	—	(380)	—	980
Total	$11,127	$(1,371)	$(2,875)	$—	$6,881

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended July 31, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, by state tax authorities for tax years before 2011 and by tax authorities outside the U.S. for tax years before 2014.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended July 31, 2016, the fund reclassified $3,774,000 from undistributed net investment income to accumulated net realized loss and $47,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of July 31, 2016, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$523,312
Post-October capital loss deferral*	(88,896)
Gross unrealized appreciation on investment securities	19,804,516
Gross unrealized depreciation on investment securities	(2,105,237)
Net unrealized appreciation on investment securities	17,699,279
Cost of investment securities	83,861,039

*This deferral is considered incurred in the subsequent year.

28	The Income Fund of America

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Year ended July 31, 2016						Year ended July 31, 2015
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$2,268,689		$1,259,675		$3,528,364		$2,652,016	$—	$2,652,016
Class B	4,390		3,780		8,170		12,848	—	12,848
Class C	145,393		108,381		253,774		188,824	—	188,824
Class F-1	128,057		72,956		201,013		140,923	—	140,923
Class F-2	142,468		73,652		216,120		142,230	—	142,230
Class 529-A	44,586		25,554		70,140		53,022	—	53,022
Class 529-B	272		247		519		730	—	730
Class 529-C	10,332		7,919		18,251		13,212	—	13,212
Class 529-E	1,779		1,101		2,880		2,176	—	2,176
Class 529-F-1	1,868		989		2,857		2,101	—	2,101
Class R-1	3,096		2,291		5,387		3,933	—	3,933
Class R-2	13,455		10,059		23,514		18,272	—	18,272
Class R-2E1	79		6		85		1	—	1
Class R-3	33,659		21,237		54,896		44,001	—	44,001
Class R-4	35,211		20,359		55,570		43,909	—	43,909
Class R-5E2	—	[3]	—	[3]	—	[3]
Class R-5	20,792		11,143		31,935		24,087	—	24,087
Class R-6	126,027		61,144		187,171		113,968	—	113,968
Total	$2,980,153		$1,680,493		$4,660,646		$3,456,253	$—	$3,456,253

[1]	Class R-2E shares were offered beginning August 29, 2014.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.123% on such assets in excess of $89 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. On December 3, 2015, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2016, decreasing the annual rates on daily net assets in excess of $115 billion to 0.121%. For the year ended July 31, 2016, the investment advisory services fee was $207,936,000, which was equivalent to an annualized rate of 0.219% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior

The Income Fund of America	29

15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee will be amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on net assets between $20 billion and $100 billion, and 0.03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the year ended July 31, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$169,801	$54,344		$7,106		Not applicable
Class B	1,910	166		Not applicable		Not applicable
Class C	59,929	4,638		3,001		Not applicable
Class F-1	10,268	4,992		2,056		Not applicable
Class F-2	Not applicable	4,545		2,118		Not applicable
Class 529-A	3,244	931		720		$1,252
Class 529-B	126	12		6		11
Class 529-C	4,394	311		222		385
Class 529-E	310	18		31		54
Class 529-F-1	—	36		28		49
Class R-1	1,294	114		65		Not applicable
Class R-2	4,145	1,854		279		Not applicable
Class R-2E	19	5		2		Not applicable
Class R-3	5,925	1,663		595		Not applicable
Class R-4	2,824	1,040		566		Not applicable
Class R-5E*	Not applicable	—	†	—	†	Not applicable
Class R-5	Not applicable	273		298		Not applicable
Class R-6	Not applicable	16		1,825		Not applicable
Total class-specific expenses	$264,189	$74,958		$18,918		$1,751

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the

30	The Income Fund of America

selected funds. Trustees’ compensation of $347,000 in the fund’s statement of operations reflects $372,000 in current fees (either paid in cash or deferred) and a net decrease of $25,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2016

Class A	$5,724,803	278,796	$3,431,843		169,512		$(8,133,956)	(396,067)	$1,022,690	52,241
Class B	2,255	111	8,057		401		(194,331)	(9,516)	(184,019)	(9,004)
Class C	800,596	39,422	245,379		12,275		(1,341,731)	(66,129)	(295,756)	(14,432)
Class F-1	821,628	40,041	193,056		9,559		(840,785)	(41,089)	173,899	8,511
Class F-2	1,606,112	77,658	201,943		9,979		(889,128)	(43,422)	918,927	44,215
Class 529-A	151,646	7,395	70,119		3,470		(214,848)	(10,442)	6,917	423
Class 529-B	258	13	518		26		(12,186)	(595)	(11,410)	(556)
Class 529-C	52,710	2,579	18,243		907		(82,435)	(4,020)	(11,482)	(534)
Class 529-E	7,224	354	2,880		143		(10,002)	(486)	102	11
Class 529-F-1	11,150	543	2,854		141		(12,409)	(602)	1,595	82
Class R-1	20,908	1,025	5,378		267		(34,450)	(1,680)	(8,164)	(388)
Class R-2	118,475	5,829	23,486		1,173		(172,413)	(8,491)	(30,452)	(1,489)
Class R-2E	7,179	360	85		4		(684)	(33)	6,580	331
Class R-3	222,663	10,882	54,725		2,714		(356,500)	(17,385)	(79,112)	(3,789)
Class R-4	228,593	11,123	55,548		2,749		(318,178)	(15,568)	(34,037)	(1,696)
Class R-5E2	10	1	—	[3]	—	[3]	— [3]	— [3]	10	1
Class R-5	116,052	5,661	31,927		1,578		(294,802)	(14,350)	(146,823)	(7,111)
Class R-6	1,464,284	71,448	187,031		9,227		(362,130)	(17,515)	1,289,185	63,160
Total net increase (decrease)	$11,356,546	553,241	$4,533,072		224,125		$(13,270,968)	(647,390)	$2,618,650	129,976

The Income Fund of America	31

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2015

Class A	$6,799,575	313,392	$2,564,923	118,409		$(7,191,840)	(331,631)	$2,172,658	100,170
Class B	6,142	286	12,632	586		(319,960)	(14,873)	(301,186)	(14,001)
Class C	1,134,135	52,855	180,877	8,438		(1,476,126)	(68,920)	(161,114)	(7,627)
Class F-1	1,142,485	52,837	134,607	6,228		(928,887)	(42,846)	348,205	16,219
Class F-2	1,557,560	71,770	131,617	6,083		(580,458)	(26,780)	1,108,719	51,073
Class 529-A	181,865	8,403	53,006	2,452		(198,921)	(9,201)	35,950	1,654
Class 529-B	915	42	729	34		(16,095)	(746)	(14,451)	(670)
Class 529-C	61,911	2,870	13,208	612		(75,581)	(3,512)	(462)	(30)
Class 529-E	8,791	407	2,176	101		(10,867)	(504)	100	4
Class 529-F-1	13,159	608	2,099	97		(9,349)	(432)	5,909	273
Class R-1	31,622	1,464	3,913	181		(28,794)	(1,338)	6,741	307
Class R-2	126,784	5,904	18,246	850		(177,349)	(8,260)	(32,319)	(1,506)
Class R-2E4	94	4	1	—	[3]	— [3]	— [3]	95	4
Class R-3	248,510	11,496	43,878	2,032		(365,620)	(16,941)	(73,232)	(3,413)
Class R-4	306,349	14,154	43,888	2,029		(330,284)	(15,265)	19,953	918
Class R-5	195,218	8,999	24,077	1,112		(123,241)	(5,683)	96,054	4,428
Class R-6	1,252,456	57,974	113,878	5,257		(737,681)	(33,850)	628,653	29,381
Total net increase (decrease)	$13,067,571	603,465	$3,343,755	154,501		$(12,571,053)	(580,782)	$3,840,273	177,184

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Amount less than one thousand.
[4]	Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $40,435,109,000 and $42,240,126,000, respectively, during the year ended July 31, 2016.

32	The Income Fund of America

Financial highlights

		Income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]
Class A:
Year ended 7/31/2016	$21.31	$.66	$.76	$1.42	$(.66)	$(.37)	$(1.03)	$21.70	7.10%	$75,437	.56%	3.22%
Year ended 7/31/2015	21.45	.69	(.04)	.65	(.79)	—	(.79)	21.31	3.01	72,952	.55	3.19
Year ended 7/31/2014	19.64	.78	1.69	2.47	(.66)	—	(.66)	21.45	12.78	71,290	.57	3.76
Year ended 7/31/2013	17.66	.67	1.99	2.66	(.68)	—	(.68)	19.64	15.33	63,968	.58	3.58
Year ended 7/31/2012	16.97	.66	.73	1.39	(.70)	—	(.70)	17.66	8.45	56,153	.59	3.92
Class B:
Year ended 7/31/2016	21.17	.50	.77	1.27	(.48)	(.37)	(.85)	21.59	6.35	112	1.31	2.45
Year ended 7/31/2015	21.30	.53	(.05)	.48	(.61)	—	(.61)	21.17	2.23	301	1.30	2.45
Year ended 7/31/2014	19.50	.61	1.69	2.30	(.50)	—	(.50)	21.30	11.92	601	1.32	2.99
Year ended 7/31/2013	17.53	.53	1.97	2.50	(.53)	—	(.53)	19.50	14.48	818	1.33	2.86
Year ended 7/31/2012	16.85	.53	.71	1.24	(.56)	—	(.56)	17.53	7.56	1,161	1.34	3.19
Class C:
Year ended 7/31/2016	21.06	.49	.76	1.25	(.50)	(.37)	(.87)	21.44	6.27	6,196	1.36	2.41
Year ended 7/31/2015	21.21	.51	(.04)	.47	(.62)	—	(.62)	21.06	2.19	6,390	1.35	2.39
Year ended 7/31/2014	19.42	.60	1.69	2.29	(.50)	—	(.50)	21.21	11.91	6,597	1.37	2.95
Year ended 7/31/2013	17.47	.51	1.97	2.48	(.53)	—	(.53)	19.42	14.41	6,389	1.38	2.79
Year ended 7/31/2012	16.80	.52	.71	1.23	(.56)	—	(.56)	17.47	7.55	6,096	1.38	3.13
Class F-1:
Year ended 7/31/2016	21.26	.64	.76	1.40	(.64)	(.37)	(1.01)	21.65	7.02	4,421	.65	3.12
Year ended 7/31/2015	21.40	.67	(.04)	.63	(.77)	—	(.77)	21.26	2.94	4,160	.64	3.10
Year ended 7/31/2014	19.60	.76	1.68	2.44	(.64)	—	(.64)	21.40	12.66	3,841	.65	3.71
Year ended 7/31/2013	17.62	.65	2.00	2.65	(.67)	—	(.67)	19.60	15.30	3,554	.65	3.50
Year ended 7/31/2012	16.94	.65	.72	1.37	(.69)	—	(.69)	17.62	8.35	2,563	.64	3.87
Class F-2:
Year ended 7/31/2016	21.30	.70	.75	1.45	(.69)	(.37)	(1.06)	21.69	7.28	5,076	.39	3.38
Year ended 7/31/2015	21.44	.73	(.04)	.69	(.83)	—	(.83)	21.30	3.20	4,042	.38	3.35
Year ended 7/31/2014	19.63	.80	1.71	2.51	(.70)	—	(.70)	21.44	12.97	2,975	.40	3.89
Year ended 7/31/2013	17.65	.70	1.99	2.69	(.71)	—	(.71)	19.63	15.53	1,434	.41	3.74
Year ended 7/31/2012	16.97	.69	.72	1.41	(.73)	—	(.73)	17.65	8.59	1,020	.40	4.09
Class 529-A:
Year ended 7/31/2016	21.27	.64	.76	1.40	(.64)	(.37)	(1.01)	21.66	7.00	1,525	.66	3.11
Year ended 7/31/2015	21.41	.67	(.04)	.63	(.77)	—	(.77)	21.27	2.92	1,489	.65	3.09
Year ended 7/31/2014	19.60	.75	1.70	2.45	(.64)	—	(.64)	21.41	12.69	1,463	.67	3.66
Year ended 7/31/2013	17.63	.65	1.98	2.63	(.66)	—	(.66)	19.60	15.19	1,298	.68	3.48
Year ended 7/31/2012	16.95	.64	.72	1.36	(.68)	—	(.68)	17.63	8.30	1,102	.68	3.82
Class 529-B:
Year ended 7/31/2016	21.23	.48	.76	1.24	(.45)	(.37)	(.82)	21.65	6.18	8	1.45	2.32
Year ended 7/31/2015	21.36	.50	(.05)	.45	(.58)	—	(.58)	21.23	2.10	20	1.43	2.33
Year ended 7/31/2014	19.55	.58	1.70	2.28	(.47)	—	(.47)	21.36	11.79	34	1.45	2.85
Year ended 7/31/2013	17.57	.50	1.99	2.49	(.51)	—	(.51)	19.55	14.35	45	1.46	2.73
Year ended 7/31/2012	16.89	.51	.71	1.22	(.54)	—	(.54)	17.57	7.41	58	1.47	3.06

See page 35 for footnotes.

The Income Fund of America	33

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]
Class 529-C:
Year ended 7/31/2016	$21.18	$.48	$.76	$1.24	$(.48)	$(.37)	$(.85)	$21.57	6.20%		$463		1.43%		2.34%
Year ended 7/31/2015	21.33	.50	(.05)	.45	(.60)	—	(.60)	21.18	2.09		466		1.42		2.32
Year ended 7/31/2014	19.53	.59	1.69	2.28	(.48)	—	(.48)	21.33	11.82		470		1.44		2.88
Year ended 7/31/2013	17.56	.50	1.99	2.49	(.52)	—	(.52)	19.53	14.36		420		1.45		2.71
Year ended 7/31/2012	16.89	.51	.71	1.22	(.55)	—	(.55)	17.56	7.43		370		1.47		3.04
Class 529-E:
Year ended 7/31/2016	21.21	.59	.76	1.35	(.59)	(.37)	(.96)	21.60	6.76		66		.89		2.88
Year ended 7/31/2015	21.35	.62	(.04)	.58	(.72)	—	(.72)	21.21	2.68		64		.89		2.85
Year ended 7/31/2014	19.55	.70	1.69	2.39	(.59)	—	(.59)	21.35	12.39		65		.91		3.41
Year ended 7/31/2013	17.58	.60	1.99	2.59	(.62)	—	(.62)	19.55	14.95		59		.92		3.24
Year ended 7/31/2012	16.91	.60	.71	1.31	(.64)	—	(.64)	17.58	7.99		52		.93		3.57
Class 529-F-1:
Year ended 7/31/2016	21.27	.69	.76	1.45	(.69)	(.37)	(1.06)	21.66	7.25		61		.43		3.34
Year ended 7/31/2015	21.41	.72	(.04)	.68	(.82)	—	(.82)	21.27	3.16		58		.42		3.31
Year ended 7/31/2014	19.60	.80	1.70	2.50	(.69)	—	(.69)	21.41	12.94		52		.44		3.89
Year ended 7/31/2013	17.63	.69	1.98	2.67	(.70)	—	(.70)	19.60	15.44		44		.45		3.70
Year ended 7/31/2012	16.95	.68	.72	1.40	(.72)	—	(.72)	17.63	8.53		36		.46		4.04
Class R-1:
Year ended 7/31/2016	21.18	.49	.76	1.25	(.49)	(.37)	(.86)	21.57	6.25		133		1.37		2.40
Year ended 7/31/2015	21.33	.51	(.05)	.46	(.61)	—	(.61)	21.18	2.16		139		1.36		2.38
Year ended 7/31/2014	19.53	.60	1.69	2.29	(.49)	—	(.49)	21.33	11.88		133		1.39		2.93
Year ended 7/31/2013	17.56	.52	1.98	2.50	(.53)	—	(.53)	19.53	14.43		120		1.39		2.78
Year ended 7/31/2012	16.89	.52	.71	1.23	(.56)	—	(.56)	17.56	7.50		122		1.40		3.11
Class R-2:
Year ended 7/31/2016	21.09	.49	.75	1.24	(.49)	(.37)	(.86)	21.47	6.25		577		1.36		2.41
Year ended 7/31/2015	21.23	.52	(.04)	.48	(.62)	—	(.62)	21.09	2.24		599		1.32		2.42
Year ended 7/31/2014	19.45	.60	1.68	2.28	(.50)	—	(.50)	21.23	11.85		635		1.37		2.95
Year ended 7/31/2013	17.49	.52	1.98	2.50	(.54)	—	(.54)	19.45	14.47		609		1.36		2.80
Year ended 7/31/2012	16.82	.52	.71	1.23	(.56)	—	(.56)	17.49	7.52		567		1.40		3.11
Class R-2E:
Year ended 7/31/2016	21.29	.58	.75	1.33	(.59)	(.37)	(.96)	21.66	6.64		7		1.03		2.86
Period from 8/29/2014 to 7/31/2015[4,5]	21.98	.54	(.47)	.07	(.76)	—	(.76)	21.29	.28	[6,7]	—	[8]	.96	[6,9]	2.73	[6,9]
Class R-3:
Year ended 7/31/2016	21.23	.59	.75	1.34	(.58)	(.37)	(.95)	21.62	6.71		1,217		.92		2.85
Year ended 7/31/2015	21.37	.61	(.04)	.57	(.71)	—	(.71)	21.23	2.65		1,275		.92		2.83
Year ended 7/31/2014	19.57	.69	1.69	2.38	(.58)	—	(.58)	21.37	12.35		1,357		.94		3.38
Year ended 7/31/2013	17.60	.60	1.98	2.58	(.61)	—	(.61)	19.57	14.91		1,323		.94		3.22
Year ended 7/31/2012	16.92	.60	.72	1.32	(.64)	—	(.64)	17.60	8.01		1,204		.96		3.55

34	The Income Fund of America

		Income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]
Class R-4:
Year ended 7/31/2016	$21.27	$.65	$.76	$1.41	$(.64)	$(.37)	$(1.01)	$21.67	7.07%		$1,189		.62%		3.15%
Year ended 7/31/2015	21.42	.68	(.06)	.62	(.77)	—	(.77)	21.27	2.90		1,203		.62		3.12
Year ended 7/31/2014	19.61	.76	1.70	2.46	(.65)	—	(.65)	21.42	12.71		1,192		.64		3.67
Year ended 7/31/2013	17.63	.66	1.99	2.65	(.67)	—	(.67)	19.61	15.29		1,045		.64		3.52
Year ended 7/31/2012	16.95	.65	.72	1.37	(.69)	—	(.69)	17.63	8.33		880		.65		3.86
Class R-5E:
Period from 11/20/2015 to 7/31/2016[5,10]	21.03	.47	1.07	1.54	(.51)	(.37)	(.88)	21.69	7.70	[7]	—	[8]	.48	[9]	3.30	[9]
Class R-5:
Year ended 7/31/2016	21.31	.71	.76	1.47	(.71)	(.37)	(1.08)	21.70	7.34		516		.33		3.46
Year ended 7/31/2015	21.45	.74	(.04)	.70	(.84)	—	(.84)	21.31	3.25		658		.32		3.41
Year ended 7/31/2014	19.64	.82	1.70	2.52	(.71)	—	(.71)	21.45	13.03		567		.34		3.98
Year ended 7/31/2013	17.66	.71	1.99	2.70	(.72)	—	(.72)	19.64	15.60		525		.34		3.83
Year ended 7/31/2012	16.97	.70	.73	1.43	(.74)	—	(.74)	17.66	8.70		462		.35		4.17
Class R-6:
Year ended 7/31/2016	21.32	.72	.76	1.48	(.72)	(.37)	(1.09)	21.71	7.39		4,606		.28		3.49
Year ended 7/31/2015	21.46	.75	(.04)	.71	(.85)	—	(.85)	21.32	3.30		3,176		.28		3.45
Year ended 7/31/2014	19.65	.83	1.70	2.53	(.72)	—	(.72)	21.46	13.08		2,566		.29		4.03
Year ended 7/31/2013	17.66	.72	2.00	2.72	(.73)	—	(.73)	19.65	15.72		1,631		.29		3.85
Year ended 7/31/2012	16.98	.71	.72	1.43	(.75)	—	(.75)	17.66	8.69		1,025		.30		4.21

	Year ended July 31
Portfolio turnover rate for all share classes[11]	2016	2015	2014	2013	2012
Including mortgage dollar roll transactions	52%	45%	39%	47%	41%
Excluding mortgage dollar roll transactions	39%	32%	Not available

[1]	Based on average shares outstanding.
[2]	For the year ended July 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.11; the Class A ratio of expenses to average net assets would have been lower by .01 percentage points; and the Class A ratio of net income to average net assets would have been lower by .51 percentage points. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Class R-2E shares were offered beginning August 29, 2014.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Not annualized.
[8]	Amount less than $1 million.
[9]	Annualized.
[10]	Class R-5E shares were offered beginning November 20, 2015.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.

See Notes to Financial Statements

The Income Fund of America	35

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Income Fund of America:

We have audited the accompanying statement of assets and liabilities of The Income Fund of America (the “Fund”), including the summary investment portfolio, as of July 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian, brokers, and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Income Fund of America as of July 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
September 8, 2016

The Income Fund of America

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 811-01880 and 1933 Act. No. 002-33371)

(a-1)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 70 filed 9/30/10); Amended and Restated Agreement and Declaration of Trust dated 12/6/12 – previously filed (see P/E Amendment No. 75 filed 9/30/13); Certificate of Establishment and Designation of Class R-2E Shares – previously filed (see P/E Amendment No. 77 filed 8/28/14); Certificate of Establishment and Designation of Class R-5E Shares dated 8/31/15 – previously filed (see P/E Amendment No. 83 filed 10/29/15); and Certificate of Establishment and Designation of Class F-3 Shares dated 9/12/16 – previously filed (see P/E Amendment No. 87 filed 12/29/16)

(a-2)	Certificate of Establishment and Designation of Class T Shares and Class 529-T Shares dated 12/8/16

(b)	By-laws – By-laws – previously filed (see P/E Amendment No. 70 filed 9/30/10)

(c)	Instruments Defining Rights of Security Holders – Form of Share Certificate – previously filed (see P/E Amendment No. 55 filed 3/8/01)

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 2/1/16 – previously filed (see P/E Amendment No. 85 filed 9/30/16)

(e-1)	Underwriting Contracts – Form of Selling Group Agreement – previously filed (see P/E Amendment No. 85 filed 9/30/16); Form of Bank/Trust Company Selling Group Agreement – previously filed (see P/E Amendment No. 85 filed 9/30/16); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 77 filed 8/28/14); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 77 filed 8/28/14)

(e-2)	Form of Amended and Restated Principal Underwriting Agreement effective 4/7/17

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/14 – previously filed (see P/E Amendment No. 85 filed 9/30/16)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 64 filed 9/28/07); and Form of Amendment to Global Custody Agreement effective 7/1/15 – previously filed (see P/E Amendment No. 81 filed 10/1/15)

(h-1)	Other Material Contracts – Form of Indemnification Agreement – previously filed (see P/E Amendment No. 70 filed 9/30/10); and Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 70 filed 9/30/10)

(h-2)	Form of Amended and Restated Shareholder Services Agreement effective 4/7/17; and Form of Amended and Restated Administrative Services Agreement effective 4/7/17

(i-1)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 70 filed 9/30/10; P/E Amendment No. 77 filed 8/28/14; P/E Amendment No. 83 filed 10/29/15; and P/E Amendment No. 87 filed 12/29/16)

(i-2)	Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)       Omitted financial statements - none

(l)	Initial capital agreements - not applicable to this filing

(m-1)	Rule 12b-1 Plan – Forms of Plans of Distribution for Class A, B, C, F-1, 529-A, 529-B, 529-C, 529-E, 529-F-1, R-1, R-2, R-3 and R-4 shares dated 10/1/10 – previously filed (see P/E Amendment No. 70 filed 9/30/10); and Form of Plan of Distribution for Class shares R-2E dated 8/29/14 – previously filed (see P/E Amendment No. 77 filed 8/28/14)

(m-2)	Forms of Plans of Distribution for Class T Shares and Class 529-T Shares dated 4/7/17

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class plan effective 4/7/17

(o)       Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated October 2016; and Code of Ethics for Registrant

Item 29.	Persons Controlled by or under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)        American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Group Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Raymond Ahn	Vice President	None
LAO	C. Thomas Akin II	Regional Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Senior Vice President	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None
SNO	Mark C. Barile	Assistant Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Jerry R. Berg	Regional Vice President	None
LAO	Michel L. Bergesen	Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	Ryan M. Bickle	Vice President, Capital Group Institutional Investment Services Division	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Marek Blaskovic	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None

LAO	Jill M. Boudreau	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	William P. Brady	Senior Vice President	None
IRV	Jason E. Brady	Regional Vice President	None
IND	Robert W. Brinkman	Assistant Vice President	None
LAO	Kevin G. Broulette	Assistant Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	E. Chapman Brown, Jr.	Regional Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jennifer A. Bruce	Assistant Vice President	None
LAO	Gary D. Bryce	Vice President	None
IRV	Eileen K. Buckner	Assistant Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Vice President	None
LAO	Anthony J. Camilleri	Regional Vice President	None

LAO	Kelly V. Campbell	Vice President	None
LAO	Anthon S. Cannon III	Assistant Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James D. Carter	Vice President	None
LAO	Stephen L. Caruthers	Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Craig L. Castner	Regional Vice President	None
LAO	Christopher M. Cefalo	Regional Vice President	None
LAO	Kent W. Chan	Vice President	None
LAO	Becky C. Chao	Vice President	None
LAO	David D. Charlton	Senior Vice President	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Daniel A. Chodosch	Regional Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul A. Cieslik	Senior Vice President	None
IND	G. Michael Cisternino	Assistant Vice President	None

LAO	Andrew R. Claeson	Regional Vice President	None
LAO	Kevin G. Clifford	Director, Chairman and Chief Executive Officer; President, Capital Group Institutional Investment Services Division	None
LAO	Hannah L. Coan	Vice President	None
LAO	Ruth M. Collier	Senior Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Vice President	None
LAO	Brian M. Daniels	Vice President	None
LAO	Hanh M. Dao	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Scott T. Davis	Vice President	None
LAO	Shane L. Davis	Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel Delianedis	Senior Vice President	None
LAO	Mark A. Dence	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None

LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joanne H. Dodd	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Vice President	None
LAO	Thomas L. Donham	Vice President	None
LAO	John H. Donovan IV	Assistant Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Regional Vice President	None
SNO	Bryan K. Dunham	Assistant Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None
LAO	Damian Eckstein	Regional Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Bryan R. Favilla	Regional Vice President	None
LAO	Mark A. Ferraro	Regional Vice President	None
LAO	James M. Ferrauilo	Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Senior Vice President	None
LAO	Kevin H. Folks	Regional Vice President	None
LAO	David R. Ford	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Vanda S. Freesman	Vice President	None
LAO	Daniel Frick	Senior Vice President	None
SNO	Arturo V. Garcia, Jr.	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian K. Geiger	Vice President	None
LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	William F. Gilmartin	Regional Vice President	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Vice President	None
LAO	Jameson R. Greenstone	Regional Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None

LAO	Eric M. Grey	Senior Vice President	None
LAO	E. Renee Grimm	Regional Vice President	None
SNO	Virginia Guevara	Assistant Vice President	None
IRV	Steven Guida	Senior Vice President	None
LAO	Sam S. Gumma	Regional Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ralph E. Haberli	Senior Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
IRV	DeAnn C. Haley	Vice President	None
LAO	Paul B. Hammond	Senior Vice President	None
LAO	Philip E. Haning	Regional Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Brandon S. Hansen	Regional Vice President	None
LAO	Derek S. Hansen	Senior Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Alan M. Heaton	Vice President	None

LAO	Clifford W. “Webb” Heidinger	Regional Vice President	None
LAO	Brock A. Hillman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jennifer M. Hoang	Vice President	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Regional Vice President	None
LAO	Frederic J. Huber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Hummelberg	Director, Senior Vice President, Treasurer and Controller	None
LAO	James A. Humpherson Mollett	Regional Vice President	None
LAO	Jeffrey K. Hunkins	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Vice President	None
LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Sarah C. Johnson	Vice President	None
LAO	Brendan M. Jonland	Vice President	None
LAO	David G. Jordt	Regional Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas J. Joyce	Vice President	None

LAO	Maria Karahalis	Senior Vice President, Capital Group Institutional Investment Services Division
LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Regional Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Jason A. Kerr	Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
LAO	Layla S. Kim	Vice President	None
IRV	Michael C. Kim	Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	James M. Kreider	Vice President	None
IRV	Theresa A. Kristiansen	Vice President	None
SNO	David D. Kuncho	Vice President	None
LAO	Richard M. Lang	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Senior Vice President	None
LAO	Andrew P. Laskowski	Regional Vice President	None
SNO	Sandra A. Lass	Assistant Vice President	None
LAO	Andrew Le Blanc	Senior Vice President	None

LAO	Matthew N. Leeper	Vice President	None
LAO	Clay M. Leveritt	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Heather M. Lord	Senior Vice President	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Sirish S. Mani	Vice President	None
LAO	Brooke M. Marrujo	Vice President	None
LAO	Stephen B. May	Regional Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Max J. McQuiston	Regional Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Simon Mendelson	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	Jennifer M. Miller	Regional Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Vice President	None
LAO	James R. Mitchell III	Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None

LAO	Ryan D. Moore	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
NYO	Timothy J. Murphy	Vice President	None
LAO	Jon C. Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director and President; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Vice President	None
IND	Lance T. Owens	Vice President	None
LAO	Kristina E. Page	Regional Vice President	None

LAO	Rodney Dean Parker II	Vice President	None
LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Timothy C. Patterson	Assistant Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Petzke	Senior Vice President	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Vice President	None
LAO	Keith A. Piken	Senior Vice President	None
LAO	John Pinto	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Carl S. Platou	Senior Vice President	None
SNO	Andrew H. Plummer	Assistant Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles R. Porcher	Vice President	None
LAO	Leah K. Porter	Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Abbas Qasim	Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None

IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	James R. Raker	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sunder R. Ramkumar	Senior Vice President	None
LAO	Rachel M. Ramos	Assistant Vice President	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Christopher J. Richardson	Regional Vice President	None
SNO	Stephanie A. Robichaud	Assistant Vice President	None
LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Regional Vice President	None
LAO	Thomas W. Rose	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Tracy M. Roth	Assistant Vice President	None
LAO	Rome D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Assistant Vice President	None

LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Michael A. Schweitzer	Senior Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Brad W. Short	Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Melissa A. Sloane	Regional Vice President	None
LAO	Matthew T. Smith	Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Jason M. Snow	Regional Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Margaret V. Steinbach	Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Regional Vice President	None
IRV	Todd O. Stucke	Assistant Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None

LAO	John B. Thomas	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Scott E. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
LAO	Russell W. Tipper	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Regional Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	Idoya Urrutia	Assistant Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Patrick D. Vance	Regional Vice President	None
LAO	Michael R. Van Wyk	Vice President	None
LAO	Srinkanth Vemuri	Vice President	None
LAO	Spilios Venetsanopoulos	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Robert D. Vigneaux III	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jayakumar Vijayanathan	Senior Vice President	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
LAO	Brian M. Walsh	Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Chris L. Wammack	Vice President	None
LAO	Matthew W. Ward	Regional Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
IND	Kristen M. Weaver	Assistant Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Vice President	None
LAO	N. Dexter Williams	Senior Vice President	None
LAO	Steven Wilson	Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
IND	Ellen M. Zawacki	Vice President	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34.	Management Services

None

Item 35.	Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California on the 6th day of April, 2017.

THE INCOME FUND OF AMERICA

By: /s/ Hilda L. Applbaum

(Hilda L. Applbaum, Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on April 6, 2017, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Hilda L. Applbaum	Vice Chairman of the Board
(Hilda L. Applbaum)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Brian C. Janssen	Treasurer
(Brian C. Janssen)

(3)	Trustees:

	/s/ Hilda L. Applbaum	Vice Chairman of the Board
(Hilda L. Applbaum)

	William H. Baribault*	Trustee
	Vanessa C. L. Chang*	Trustee
	Linda Griego*	Trustee
	Leonade D. Jones*	Trustee
	William D. Jones*	Trustee
	James J. Postl*	Trustee
	Margaret Spellings*	Trustee
	Isaac Stein*	Chairman of the Board (Independent and Non-Executive)
*By: /s/ Michael W. Stockton
(Michael W. Stockton, pursuant to a power of attorney filed herewith)

Counsel represents that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Rachel V. Nass

(Rachel V. Nass, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Kimberley H. Monasterio

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at North Berwick, Scotland, this 28th day of July, 2016.

(City, State)

/s/ Vanessa C. L. Chang

Vanessa C. L. Chang, Board member

POWER OF ATTORNEY

I, Linda Griego, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Kimberley H. Monasterio

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of July, 2016.

(City, State)

/s/ Linda Griego

Linda Griego, Board member

POWER OF ATTORNEY

I, Leonade D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Kimberley H. Monasterio

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 28th day of July, 2016.

(City, State)

/s/ Leonade D. Jones

Leonade D. Jones, Board member

POWER OF ATTORNEY

I, William D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Kimberley H. Monasterio

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Diego, CA, this 14th day of July, 2016.

(City, State)

/s/ William D. Jones

William D. Jones, Board member

POWER OF ATTORNEY

I, James J. Postl, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Kimberley H. Monasterio

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Houston, TX, this 14th day of July, 2016.

(City, State)

/s/ James J. Postl

James J. Postl, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Isaac Stein, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Kimberley H. Monasterio

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Atherton, CA, this 14th day of July, 2016.

(City, State)

/s/ Isaac Stein

Isaac Stein, Board member